UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05773

Voya Balanced Portfolio, Inc.

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Incorporated, 300 East Lombard Street, Baltimore MD 21202

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: December 31

Date of reporting period: January 1, 2022 to June 30, 2022

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
June 30, 2022
Classes ADV, I, R6, S, S2 and T
Voya Variable Product Funds
■
Voya Balanced Portfolio

■
Voya Global High Dividend Low Volatility Portfolio

■
Voya Government Money Market Portfolio

■
Voya Growth and Income Portfolio

■
Voya Intermediate Bond Portfolio

■
Voya Small Company Portfolio

As permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each portfolio’s annual and semi-annual shareholder reports, like this semi-annual report, are not sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on a website and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you need not take any action. You may elect to receive shareholder reports and other communications from your insurance carrier electronically by contacting them directly.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions provided to elect to continue receiving paper copies of your shareholder reports. You can inform us that you wish to continue receiving paper copies by calling 1-866-345-5954. Your election to receive reports in paper will apply to all the funds in which you invest.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the funds’ investment objectives, risks, charges, expenses and other information. This information should be read carefully.

PROXY VOTING INFORMATION
A description of the policies and procedures that the Portfolios use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Portfolios’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Portfolios voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Portfolios file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This report contains a summary portfolio of investments for certain Portfolios. The Portfolios’ Forms N-Q are available on the SEC’s website at www.sec.gov. The Portfolios’ Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. The Portfolios’ Forms N-Q, as well as a complete portfolio of investments, are available without charge upon request from the Portfolios by calling Shareholder Services toll-free at (800) 992-0180.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Portfolio, you incur two types of costs: (1) transaction costs, including redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Portfolio expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from January 1, 2022 to June 30, 2022. The Portfolios’ expenses are shown without the imposition of any charges which are, or may be, imposed under your variable annuity contract, variable life insurance policy, qualified pension, or retirement plan. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Portfolio Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on a Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not a Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Portfolio and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as redemption fees or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Balanced Portfolio
Class I	$1,000.00	$826.30	0.69%	$3.12	$1,000.00	$1,021.37	0.69%	$3.46
Class S	1,000.00	825.30	0.94	4.25	1,000.00	1,020.13	0.94	4.71
Voya Global High Dividend Low Volatility Portfolio
Class ADV	$1,000.00	$901.00	1.10%	$5.18	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	903.70	0.60	2.83	1,000.00	1,021.82	0.60	3.01
Class S	1,000.00	902.80	0.85	4.01	1,000.00	1,020.58	0.85	4.26
Class S2	1,000.00	902.00	1.00	4.72	1,000.00	1,019.84	1.00	5.01
Class T	1,000.00	901.00	1.20	5.66	1,000.00	1,018.84	1.20	6.01
Voya Government Money Market Portfolio
Class I	$1,000.00	$1,000.80	0.24%	$1.19	$1,000.00	$1,023.60	0.24%	$1.20
Class S	1,000.00	1,000.50	0.28	1.39	1,000.00	1,023.41	0.28	1.40
Voya Growth and Income Portfolio
Class ADV	$1,000.00	$841.30	1.10%	$5.02	$1,000.00	$1,019.34	1.10%	$5.51
Class I	1,000.00	843.30	0.65	2.97	1,000.00	1,021.57	0.65	3.26
Class S	1,000.00	842.00	0.90	4.11	1,000.00	1,020.33	0.90	4.51
Class S2	1,000.00	841.50	1.05	4.79	1,000.00	1,019.59	1.05	5.26

SHAREHOLDER EXPENSE EXAMPLES (Unaudited) (continued)

	Actual Portfolio Return				Hypothetical (5% return before expenses)
	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*	Beginning Account Value January 1, 2022	Ending Account Value June 30, 2022	Annualized Expense Ratio	Expenses Paid During the Period Ended June 30, 2022*
Voya Intermediate Bond Portfolio
Class ADV	$1,000.00	$876.60	1.03%	$4.79	$1,000.00	$1,019.69	1.03%	$5.16
Class I	1,000.00	879.50	0.53	2.47	1,000.00	1,022.17	0.53	2.66
Class S	1,000.00	877.50	0.78	3.63	1,000.00	1,020.93	0.78	3.91
Class S2	1,000.00	877.10	0.93	4.33	1,000.00	1,020.18	0.93	4.66
Voya Small Company Portfolio
Class ADV	$1,000.00	$813.80	1.40%	$6.30	$1,000.00	$1,017.85	1.40%	$7.00
Class I	1,000.00	815.70	0.90	4.05	1,000.00	1,020.33	0.90	4.51
Class R6	1,000.00	815.60	0.87	3.92	1,000.00	1,020.48	0.87	4.36
Class S	1,000.00	814.40	1.15	5.17	1,000.00	1,019.09	1.15	5.76

*
Expenses are equal to each Portfolio's respective annualized expense ratios multiplied by the average account value over the period, multiplied by 181/365 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
ASSETS:
Investments in securities at fair value+*	$304,255,575	$539,384,920	$—
Investments in affiliates at fair value**	8,941,654	—	—
Short-term investments at fair value†	75,462,523	13,883,445	—
Short-term investments at amortized cost	—	—	257,748,830
Repurchase agreements	—	—	217,499,000
Cash	1,658,898	171,402	11,925
Cash collateral for futures contracts	696,164	—	—
Cash pledged for centrally cleared swaps (Note 2)	300,000	—	—
Foreign currencies at value‡	25,741	97,522	—
Receivables:
Investment securities and currencies sold	2,217,393	—	59,993,884
Investment securities sold on a delayed-delivery or when-issued basis	1,545,936	—	—
Fund shares sold	17,628	58,053	580,449
Dividends	402,066	1,135,107	12,420
Interest	470,026	—	183,576
Foreign tax reclaims	160,540	1,147,312	—
Variation margin on futures contracts	125,436	—	—
Variation margin on centrally cleared swaps	4,315	—	—
Unrealized appreciation on forward foreign currency contracts	19,949	—	—
Prepaid expenses	4,091	6,813	5,703
Reimbursement due from Investment Adviser	10,461	25,567	—
Other assets	46,685	47,861	114,173
Total assets	396,365,081	555,958,002	536,149,960
LIABILITIES:
Payable for investment securities and currencies purchased	4,836,433	—	33,000,000
Payable for investment securities purchased on a delayed-delivery or when-issued basis	9,557,015	—	—
Payable for fund shares redeemed	129,638	2,901,663	17,442
Payable upon receipt of securities loaned	74,713,569	13,346,445	—
Unrealized depreciation on forward foreign currency contracts	4,828	—	—
Unrealized depreciation on forward premium swaptions	24,606	—	—
Payable for investment management fees	155,117	252,883	124,443
Payable for distribution and shareholder service fees	456	90,446	7
Payable for directors fees	866	1,477	1,219
Payable to directors under the deferred compensation plan (Note 6)	46,685	47,861	114,173
Other accrued expenses and liabilities	106,749	150,051	143,439
Written options, at fair value^	21,439	—	—
Total liabilities	89,597,401	16,790,826	33,400,723
NET ASSETS	$306,767,680	$539,167,176	$502,749,237
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$310,002,536	$509,743,296	$502,908,761
Total distributable earnings (loss)	(3,234,856)	29,423,880	(159,524)
NET ASSETS	$306,767,680	$539,167,176	$502,749,237
+ Including securities loaned at value	$73,150,610	$12,682,406	$—
* Cost of investments in securities	$312,315,039	$529,420,733	$—
** Cost of investments in affiliates	$9,786,935	$—	$—
† Cost of short-term investments	$75,462,568	$13,883,445	$—
‡ Cost of foreign currencies	$27,320	$98,283	$—
^ Premiums received on written options	$17,433	$—	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
Class ADV
Net assets	n/a	$11,291,681	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	1,057,776	n/a
Net asset value and redemption price per share	n/a	$10.67	n/a
Class I
Net assets	$304,607,573	$125,499,233	$502,698,950
Shares authorized	500,000,000	100,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	23,383,691	11,763,030	502,692,047
Net asset value and redemption price per share	$13.03	$10.67	$1.00
Class S
Net assets	$2,160,107	$399,579,141	$50,287
Shares authorized	500,000,000	300,000,000	unlimited
Par value	$0.001	$0.001	$1.000
Shares outstanding	166,586	37,285,914	50,286
Net asset value and redemption price per share	$12.97	$10.72	$1.00
Class S2
Net assets	n/a	$208,593	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	19,743	n/a
Net asset value and redemption price per share	n/a	$10.57	n/a
Class T
Net assets	n/a	$2,588,528	n/a
Shares authorized	n/a	100,000,000	n/a
Par value	n/a	$0.001	n/a
Shares outstanding	n/a	242,225	n/a
Net asset value and redemption price per share	n/a	$10.69	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
ASSETS:
Investments in securities at fair value+*	$1,809,477,065	$2,239,465,313	$324,643,501
Investments in affiliates at fair value**	—	670,571,337	—
Short-term investments at fair value†	119,122,587	125,780,194	6,611,417
Cash	394,400	—	125,373
Cash collateral for futures contracts	—	3,201,440	—
Cash pledged for centrally cleared swaps (Note 2)	—	2,101,000	—
Cash pledged as collateral for OTC derivatives (Note 2)	—	700,000	—
Cash pledged as collateral for delayed-delivery or when-issued securities (Note 2)	—	2,262,579	—
Receivables:
Investment securities sold	—	52,124,583	—
Investment securities sold on a delayed-delivery or when-issued basis	—	18,238,457	—
Fund shares sold	682,565	38,609	67,704
Dividends	2,360,737	697,439	409,964
Interest	—	10,443,689	—
Foreign tax reclaims	232,187	—	5,255
Variation margin on futures contracts	—	511,338	—
Variation margin on centrally cleared swaps	—	3,117,432	—
Unrealized appreciation on forward foreign currency contracts	—	1,330,714	—
Prepaid expenses	28,689	35,172	4,940
Reimbursement due from Investment Adviser	—	96,839	2,249
Other assets	237,037	326,227	42,741
Total assets	1,932,535,267	3,131,042,362	331,913,144
LIABILITIES:
Income distribution payable	—	464	—
Payable for investment securities purchased	—	14,827,385	22,216
Payable for investment securities purchased on a delayed-delivery or when-issued basis	—	336,411,371	—
Payable for fund shares redeemed	506,169	16,554,575	134,536
Payable upon receipt of securities loaned	98,430,587	98,891,194	5,248,417
Unrealized depreciation on forward foreign currency contracts	—	325,373	—
Unrealized depreciation on forward premium swaptions	—	696,213	—
Cash received as collateral for OTC derivatives (Note 2)	—	1,570,000	—
Cash received as collateral for delayed-delivery or when-issued securities (Note 2)	—	1,279,242	—
Payable for investment management fees	930,083	1,107,747	211,042
Payable for distribution and shareholder service fees	36,918	435,845	15,937
Payable to custodian due to bank overdraft	—	1,800,721	—
Payable for directors fees	5,189	7,287	980
Payable to directors under the deferred compensation plan (Note 6)	237,037	326,227	42,741
Other accrued expenses and liabilities	309,657	439,289	80,969
Written options, at fair value^	—	614,741	—
Total liabilities	100,455,640	475,287,674	5,756,838
NET ASSETS	$1,832,079,627	$2,655,754,688	$326,156,306
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$1,488,773,231	$3,049,128,398	$370,012,570
Total distributable earnings (loss)	343,306,396	(393,373,710)	(43,856,264)
NET ASSETS	$1,832,079,627	$2,655,754,688	$326,156,306
+ Including securities loaned at value	$96,274,871	$96,517,844	$5,108,349
* Cost of investments in securities	$1,577,045,752	$2,388,478,563	$355,175,342
** Cost of investments in affiliates	$—	$780,205,426	$—
† Cost of short-term investments	$119,122,587	$125,780,194	$6,611,417
^ Premiums received on written options	$—	$499,880	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of June 30, 2022 (Unaudited) (continued)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
Class ADV
Net assets	$78,141,593	$224,982,868	$6,975,666
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	4,260,104	20,444,503	615,202
Net asset value and redemption price per share	$18.34	$11.00	$11.34
Class I
Net assets	$1,719,493,330	$800,037,908	$249,984,203
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	90,224,596	71,909,291	19,876,197
Net asset value and redemption price per share	$19.06	$11.13	$12.58
Class R6
Net assets	n/a	n/a	$8,363,139
Shares authorized	n/a	n/a	100,000,000
Par value	n/a	n/a	$0.001
Shares outstanding	n/a	n/a	664,125
Net asset value and redemption price per share	n/a	n/a	$12.59
Class S
Net assets	$34,045,462	$1,621,058,668	$60,833,298
Shares authorized	unlimited	unlimited	100,000,000
Par value	$1.000	$1.000	$0.001
Shares outstanding	1,851,403	146,715,913	5,076,390
Net asset value and redemption price per share	$18.39	$11.05	$11.98
Class S2
Net assets	$399,242	$9,675,244	n/a
Shares authorized	unlimited	unlimited	n/a
Par value	$1.000	$1.000	n/a
Shares outstanding	22,310	879,046	n/a
Net asset value and redemption price per share	$17.90	$11.01	n/a
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Balanced Portfolio	Voya Global High Dividend Low Volatility Portfolio	Voya Government Money Market Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$2,128,412	$9,838,672	$45,671
Dividends from affiliated underlying funds	333,003	—	—
Interest, net of foreign taxes withheld*	1,295,624	—	923,391
Securities lending income, net	67,958	31,538	—
Total investment income	3,824,997	9,870,210	969,062
EXPENSES:
Investment management fees	1,031,294	1,627,980	846,321
Distribution and shareholder service fees:
Class ADV	—	31,600	—
Class S	3,084	545,701	70
Class S2	—	504	—
Class T	—	10,251	—
Transfer agent fees:
Class ADV	—	3,451	—
Class I	130,026	36,620	281,956
Class S	940	119,241	33
Class S2	—	69	—
Class T	—	747	—
Shareholder reporting expense	13,756	39,620	14,017
Professional fees	2,320	11,745	16,113
Custody and accounting expense	64,537	52,657	21,615
Directors fees	4,333	7,389	6,094
Licensing fee (Note 7)	11,495	—	—
Miscellaneous expense	6,833	10,794	9,677
Interest expense	50	608	—
Total expenses	1,268,668	2,498,977	1,195,896
Waived and reimbursed fees	(75,530)	(148,425)	(608,279)
Net expenses	1,193,138	2,350,552	587,617
Net investment income	2,631,859	7,519,658	381,445
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	3,784,294	16,726,642	(93,133)
Sale of affiliated underlying funds	696,717	—	—
Forward foreign currency contracts	1,021	—	—
Foreign currency related transactions	(10,712)	(36,494)	—
Futures	(554,347)	—	—
Swaps	(29,167)	—	—
Written options	142,829	—	—
Net realized gain (loss)	4,030,635	16,690,148	(93,133)
Net change in unrealized appreciation (depreciation) on:
Investments	(70,136,095)	(84,148,670)	—
Affiliated underlying funds	(2,591,494)	—	—
Forward foreign currency contracts	26,019	—	—
Foreign currency related transactions	(11,123)	(101,806)	—
Futures	(122,812)	—	—
Swaps	2,878	—	—
Written options	(19,102)	—	—
Net change in unrealized appreciation (depreciation)	(72,851,729)	(84,250,476)	—
Net realized and unrealized loss	(68,821,094)	(67,560,328)	(93,133)
Increase (decrease) in net assets resulting from operations	$(66,189,235)	$(60,040,670)	$288,312
* Foreign taxes withheld	$67,509	$503,743	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended June 30, 2022 (Unaudited)

	Voya Growth and Income Portfolio	Voya Intermediate Bond Portfolio	Voya Small Company Portfolio
INVESTMENT INCOME:
Dividends, net of foreign taxes withheld*	$17,342,372	$9,140	$2,184,656
Dividends from affiliated underlying funds	—	15,078,648	—
Interest	289	30,649,937	80
Securities lending income, net	47,166	105,326	3,443
Total investment income	17,389,827	45,843,051	2,188,179
EXPENSES:
Investment management fees	6,176,327	7,227,266	1,624,924
Distribution and shareholder service fees:
Class ADV	218,311	627,168	19,841
Class S	48,101	2,196,894	88,037
Class S2	883	25,854	—
Transfer agent fees:
Class ADV	22,402	61,910	4,352
Class I	495,744	214,604	163,867
Class R6	—	—	9
Class S	9,871	433,729	38,604
Class S2	113	3,190	—
Shareholder reporting expense	48,810	44,690	10,860
Registration fees	7,197	—	—
Professional fees	57,947	63,350	7,602
Custody and accounting expense	110,006	165,470	27,150
Directors fees	25,948	36,436	4,902
Miscellaneous expense	41,761	45,020	5,947
Interest expense	46	225	4,078
Total expenses	7,263,467	11,145,806	2,000,173
Waived and reimbursed fees	(340,678)	(599,779)	(139,671)
Net expenses	6,922,789	10,546,027	1,860,502
Net investment income	10,467,038	35,297,024	327,677
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	115,726,416	(77,514,819)	(11,636,358)
Sale of affiliated underlying funds	—	(23,460,812)	—
Forward foreign currency contracts	—	(306,290)	—
Foreign currency related transactions	(23)	(42,969)	—
Futures	—	(29,374,011)	—
Swaps	—	5,401,947	—
Written options	—	3,749,900	—
Net realized gain (loss)	115,726,393	(121,547,054)	(11,636,358)
Net change in unrealized appreciation (depreciation) on:
Investments	(474,412,164)	(193,432,295)	(67,964,081)
Affiliated underlying funds	—	(100,523,511)	—
Forward foreign currency contracts	—	1,678,579	—
Foreign currency related transactions	23	(232)	(99)
Futures	—	(7,156,193)	—
Swaps	—	2,197,938	—
Written options	—	(666,609)	—
Net change in unrealized appreciation (depreciation)	(474,412,141)	(297,902,323)	(67,964,180)
Net realized and unrealized loss	(358,685,748)	(419,449,377)	(79,600,538)
Decrease in net assets resulting from operations	$(348,218,710)	$(384,152,353)	$(79,272,861)
* Foreign taxes withheld	$25,233	$—	$5,717
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Balanced Portfolio		Voya Global High Dividend Low Volatility Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$2,631,859	$5,441,352	$7,519,658	$13,585,031
Net realized gain	4,030,635	41,888,430	16,690,148	69,632,081
Net change in unrealized appreciation (depreciation)	(72,851,729)	9,293,959	(84,250,476)	35,471,670
Increase (decrease) in net assets resulting from operations	(66,189,235)	56,623,741	(60,040,670)	118,688,782
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(475,443)	(285,119)
Class I	(45,747,982)	(12,106,938)	(5,257,967)	(3,556,936)
Class S	(318,826)	(86,191)	(16,709,194)	(10,900,387)
Class S2	—	—	(9,966)	(7,066)
Class T	—	—	(103,054)	(54,811)
Total distributions	(46,066,808)	(12,193,129)	(22,555,624)	(14,804,319)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	1,806,053	4,492,780	5,063,750	6,376,131
Reinvestment of distributions	46,066,808	12,193,129	22,555,624	14,804,319
	47,872,861	16,685,909	27,619,374	21,180,450
Cost of shares redeemed	(17,310,834)	(46,277,136)	(42,310,119)	(100,005,477)
Net increase (decrease) in net assets resulting from capital share transactions	30,562,027	(29,591,227)	(14,690,745)	(78,825,027)
Net increase (decrease) in net assets	(81,694,016)	14,839,385	(97,287,039)	25,059,436
NET ASSETS:
Beginning of year or period	388,461,696	373,622,311	636,454,215	611,394,779
End of year or period	$306,767,680	$388,461,696	$539,167,176	$636,454,215
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Government Money Market Portfolio		Voya Growth and Income Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income	$381,445	$—	$10,467,038	$22,836,362
Net realized gain (loss)	(93,133)	417,484	115,726,393	916,377,469
Net change in unrealized appreciation (depreciation)	—	—	(474,412,141)	(126,586,298)
Increase (decrease) in net assets resulting from operations	288,312	417,484	(348,218,710)	812,627,533
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	—	—	(2,500,131)	(62,613,808)
Class I	(381,414)	(435,973)	(53,260,867)	(868,148,958)
Class S	(30)	(47)	(1,105,506)	(29,792,606)
Class S2	—	—	(12,906)	(203,108)
Total distributions	(381,444)	(436,020)	(56,879,410)	(960,758,480)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	62,153,369	68,486,663	7,932,498	15,175,175
Reinvestment of distributions	381,444	436,020	56,833,390	959,988,028
	62,534,813	68,922,683	64,765,888	975,163,203
Cost of shares redeemed	(45,549,507)	(153,042,558)	(105,632,092)	(1,780,801,713)
Net increase (decrease) in net assets resulting from capital share transactions	16,985,306	(84,119,875)	(40,866,204)	(805,638,510)
Net increase (decrease) in net assets	16,892,174	(84,138,411)	(445,964,324)	(953,769,457)
NET ASSETS:
Beginning of year or period	485,857,063	569,995,474	2,278,043,951	3,231,813,408
End of year or period	$502,749,237	$485,857,063	$1,832,079,627	$2,278,043,951
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Intermediate Bond Portfolio		Voya Small Company Portfolio
	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021	Six Months Ended June 30, 2022 (Unaudited)	Year Ended December 31, 2021
FROM OPERATIONS:
Net investment income (loss)	$35,297,024	$77,924,697	$327,677	$(372,047)
Net realized gain (loss)	(121,547,054)	(5,450,459)	(11,636,358)	102,106,764
Net change in unrealized appreciation (depreciation)	(297,902,323)	(110,986,338)	(67,964,180)	(38,277,181)
Increase (decrease) in net assets resulting from operations	(384,152,353)	(38,512,100)	(79,272,861)	63,457,536
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class ADV	(2,592,093)	(5,686,785)	(2,087,689)	(34,073)
Class I	(11,209,065)	(25,046,665)	(72,381,832)	(1,965,800)
Class R6	—	—	(2,351,076)	(82,239)
Class S	(20,442,038)	(44,109,528)	(17,786,935)	(342,592)
Class S2	(139,002)	(363,231)	—	—
Return of capital:
Class ADV	—	(1,774,823)	—	—
Class I	—	(6,113,408)	—	—
Class S	—	(12,119,576)	—	—
Class S2	—	(106,570)	—	—
Total distributions	(34,382,198)	(95,320,586)	(94,607,532)	(2,424,704)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	48,412,401	116,408,495	4,906,685	23,480,953
Reinvestment of distributions	34,379,576	95,313,861	94,607,532	2,424,704
	82,791,977	211,722,356	99,514,217	25,905,657
Cost of shares redeemed	(241,053,162)	(427,308,214)	(48,048,576)	(84,200,830)
Net increase (decrease) in net assets resulting from capital share transactions	(158,261,185)	(215,585,858)	51,465,641	(58,295,173)
Net increase (decrease) in net assets	(576,795,736)	(349,418,544)	(122,414,752)	2,737,659
NET ASSETS:
Beginning of year or period	3,232,550,424	3,581,968,968	448,571,058	445,833,399
End of year or period	$2,655,754,688	$3,232,550,424	$326,156,306	$448,571,058
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Balanced Portfolio
Class I
06-30-22+	18.43	0.12•	(3.26)	(3.14)	0.28	1.98	—	2.26	—	13.03	(17.37)	0.74	0.69	0.69	1.53	304,608	68
12-31-21	16.43	0.25•	2.31	2.56	0.29	0.27	—	0.56	—	18.43	15.92	0.74	0.69	0.69	1.42	385,538	101
12-31-20	15.71	0.29	1.22	1.51	0.36	0.43	—	0.79	—	16.43	10.85	0.76	0.69	0.69	1.83	370,828	96
12-31-19	14.10	0.33•	2.26	2.59	0.37	0.61	—	0.98	—	15.71	19.11	0.69	0.69	0.69	2.23	371,202	113
12-31-18	16.69	0.34•	(1.37)	(1.03)	0.36	1.20	—	1.56	—	14.10	(6.83)	0.67	0.67	0.67	2.20	347,788	184
12-31-17	14.93	0.32•	1.85	2.17	0.41	—	—	0.41	—	16.69	14.73	0.67	0.65	0.65	2.01	425,002	174
Class S
06-30-22+	18.32	0.10•	(3.24)	(3.14)	0.23	1.98	—	2.21	—	12.97	(17.47)	0.99	0.94	0.94	1.28	2,160	68
12-31-21	16.34	0.20•	2.31	2.51	0.26	0.27	—	0.53	—	18.32	15.62	0.99	0.94	0.94	1.16	2,924	101
12-31-20	15.62	0.23•	1.24	1.47	0.32	0.43	—	0.75	—	16.34	10.57	1.01	0.94	0.94	1.59	2,794	96
12-31-19	14.02	0.29•	2.25	2.54	0.33	0.61	—	0.94	—	15.62	18.80	0.94	0.94	0.94	1.98	2,511	113
12-31-18	16.59	0.30•	(1.36)	(1.06)	0.31	1.20	—	1.51	—	14.02	(7.03)	0.92	0.92	0.92	1.94	2,693	184
12-31-17	14.85	0.28•	1.82	2.10	0.36	—	—	0.36	—	16.59	14.37	0.92	0.90	0.90	1.76	3,560	174
Voya Global High Dividend Low Volatility Portfolio
Class ADV
06-30-22+	12.32	0.13•	(1.33)	(1.20)	0.07	0.38	—	0.45	—	10.67	(9.90)	1.15	1.10	1.10	2.26	11,292	34
12-31-21	10.46	0.21•	1.89	2.10	0.24	—	—	0.24	—	12.32	20.23	1.16	1.10	1.10	1.85	13,886	71
12-31-20	10.83	0.18	(0.35)	(0.17)	0.19	—	0.01	0.20	—	10.46	(1.27)	1.16	1.10	1.10	1.86	13,684	72
12-31-19	9.63	0.25	1.71	1.96	0.24	0.52	—	0.76	—	10.83	21.06	1.10	1.10	1.10	2.43	15,665	63
12-31-18	11.02	0.23•	(1.21)	(0.98)	0.40	0.01	—	0.41	—	9.63	(9.26)(a)	1.12	1.11	1.11	2.12	15,225	147
12-31-17	9.12	0.14•	1.95	2.09	0.19	—	—	0.19	—	11.02	23.10	1.10	1.10	1.10	1.43	19,605	60
Class I
06-30-22+	12.30	0.16•	(1.33)	(1.17)	0.08	0.38	—	0.46	—	10.67	(9.63)	0.65	0.60	0.60	2.77	125,499	34
12-31-21	10.44	0.27•	1.89	2.16	0.30	—	—	0.30	—	12.30	20.87	0.66	0.60	0.60	2.35	144,785	71
12-31-20	10.82	0.23	(0.36)	(0.13)	0.24	—	0.01	0.25	—	10.44	(0.83)	0.66	0.60	0.60	2.36	129,379	72
12-31-19	9.62	0.30	1.71	2.01	0.29	0.52	—	0.81	—	10.82	21.68	0.60	0.60	0.60	2.92	149,439	63
12-31-18	11.13	0.29•	(1.22)	(0.93)	0.57	0.01	—	0.58	—	9.62	(8.85)(a)	0.62	0.61	0.61	2.63	132,480	147
12-31-17	9.21	0.20•	1.96	2.16	0.24	—	—	0.24	—	11.13	23.73	0.60	0.60	0.60	1.91	162,746	60
Class S
06-30-22+	12.36	0.15•	(1.33)	(1.18)	0.08	0.38	—	0.46	—	10.72	(9.72)	0.90	0.85	0.85	2.51	399,579	34
12-31-21	10.49	0.24•	1.90	2.14	0.27	—	—	0.27	—	12.36	20.56	0.91	0.85	0.85	2.10	474,598	71
12-31-20	10.87	0.21	(0.37)	(0.16)	0.21	—	0.01	0.22	—	10.49	(1.09)	0.91	0.85	0.85	2.11	465,405	72
12-31-19	9.66	0.27	1.73	2.00	0.27	0.52	—	0.79	—	10.87	21.41	0.85	0.85	0.85	2.62	542,303	63
12-31-18	11.12	0.26•	(1.23)	(0.97)	0.48	0.01	—	0.49	—	9.66	(9.11)(a)	0.87	0.86	0.86	2.37	375,359	147
12-31-17	9.20	0.17•	1.96	2.13	0.21	—	—	0.21	—	11.12	23.44	0.85	0.85	0.85	1.67	480,936	60
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Global High Dividend Low Volatility Portfolio (continued)
Class S2
06-30-22+	12.20	0.14•	(1.32)	(1.18)	0.07	0.38	—	0.45	—	10.57	(9.80)	1.05	1.00	1.00	2.38	209	34
12-31-21	10.35	0.22•	1.88	2.10	0.25	—	—	0.25	—	12.20	20.46	1.06	1.00	1.00	1.92	265	71
12-31-20	10.73	0.19	(0.36)	(0.17)	0.20	—	0.01	0.21	—	10.35	(1.25)	1.06	1.00	1.00	1.95	354	72
12-31-19	9.54	0.26•	1.70	1.96	0.25	0.52	—	0.77	—	10.73	21.26	1.00	1.00	1.00	2.59	332	63
12-31-18	10.95	0.23•	(1.20)	(0.97)	0.43	0.01	—	0.44	—	9.54	(9.27)(a)	1.02	1.01	1.01	2.17	273	147
12-31-17	9.07	0.15•	1.94	2.09	0.21	—	—	0.21	—	10.95	23.29	1.00	1.00	1.00	1.46	422	60
Class T
06-30-22+	12.34	0.13•	(1.34)	(1.21)	0.06	0.38	—	0.44	—	10.69	(9.90)	1.40	1.20	1.20	2.18	2,589	34
12-31-21	10.47	0.20•	1.90	2.10	0.23	—	—	0.23	—	12.34	20.19	1.41	1.20	1.20	1.75	2,920	71
12-31-20	10.85	0.18	(0.37)	(0.19)	0.18	—	0.01	0.19	—	10.47	(1.48)	1.41	1.20	1.20	1.74	2,573	72
12-31-19	9.59	0.26•	1.69	1.95	0.17	0.52	—	0.69	—	10.85	21.05	1.35	1.20	1.20	2.56	3,232	63
12-31-18	10.96	0.22•	(1.21)	(0.99)	0.37	0.01	—	0.38	—	9.59	(9.41)(a)	1.37	1.21	1.21	2.03	31,833	147
12-31-17	9.07	0.13•	1.93	2.06	0.17	—	—	0.17	—	10.96	22.95	1.35	1.20	1.20	1.30	39,544	60
Voya Government Money Market Portfolio
Class I
06-30-22+	1.00	0.00*•	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.08	0.49	0.24	0.24	0.16	502,699	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.50	0.05	0.05	0.00	485,800	—
12-31-20	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.29	0.51	0.17	0.17	0.20	569,945	—
12-31-19	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.96	0.39	0.34	0.34	1.86	469,271	—
12-31-18	1.00	0.02	0.00*	0.02	0.02	0.00*	—	0.02	—	1.00	1.56	0.39	0.34	0.34	1.54	463,191	—
12-31-17	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.61	0.39	0.34	0.34	0.58	438,591	—
Class S
06-30-22+	1.00	0.00*•	0.00*	0.00*	0.00*	—	—	0.00*	—	1.00	0.05	0.74	0.28	0.28	0.11	50	—
12-31-21	1.00	—•	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.09	0.75	0.05	0.05	0.00	57	—
12-31-20	1.00	—	0.00*	0.00	—	0.00*	—	0.00*	—	1.00	0.04	0.76	0.17	0.17	0.00	51	—
06-3-18(5)	1.00	0.01	0.00*	0.01	0.01	0.00*	—	0.01	—	1.00	0.57	0.64	0.49	0.49	1.14	46	—
12-31-17	1.00	0.00*	0.00*	0.00*	0.00*	0.00*	—	0.00*	—	1.00	0.46	0.64	0.49	0.49	0.39	44	—
Voya Growth and Income Portfolio
Class ADV
06-30-22+	22.50	0.06•	(3.62)	(3.56)	—	0.60	—	0.60	—	18.34	(15.87)	1.18	1.10	1.10	0.59	78,142	24
12-31-21	29.29	0.13•	8.14	8.27	0.19	14.87	—	15.06	—	22.50	28.41	1.16	1.06	1.06	0.39	97,015	65
12-31-20	27.93	0.26	4.22	4.48	0.26	2.86	—	3.12	—	29.29	16.74	1.17	1.07	1.07	0.90	903,118	92
12-31-19	24.42	0.35	6.42	6.77	0.35	2.91	—	3.26	—	27.93	28.29	1.13	1.03	1.03	1.17	896,424	69
12-31-18	28.94	0.37•	(1.75)	(1.38)	0.39	2.75	—	3.14	—	24.42	(4.88)	1.13	1.03	1.03	1.29	824,943	84
12-31-17	27.51	0.36•	5.06	5.42	0.41	3.58	—	3.99	—	28.94	19.79	1.13	1.03	1.03	1.21	1,010,017	80
Class I
06-30-22+	23.30	0.11•	(3.75)	(3.64)	—	0.60	—	0.60	—	19.06	(15.67)	0.68	0.65	0.65	1.04	1,719,493	24
12-31-21	29.90	0.29•	8.33	8.62	0.35	14.87	—	15.22	—	23.30	29.00	0.66	0.61	0.61	0.85	2,137,930	65
12-31-20	28.44	0.39	4.32	4.71	0.39	2.86	—	3.25	—	29.90	17.26	0.67	0.62	0.62	1.35	1,845,796	92
12-31-19	24.81	0.48	6.54	7.02	0.48	2.91	—	3.39	—	28.44	28.88	0.63	0.58	0.58	1.62	1,798,927	69
12-31-18	29.37	0.51•	(1.79)	(1.28)	0.53	2.75	—	3.28	—	24.81	(4.46)	0.63	0.58	0.58	1.74	1,602,432	84
12-31-17	27.87	0.51•	5.13	5.64	0.56	3.58	—	4.14	—	29.37	20.34	0.63	0.58	0.58	1.66	1,906,723	80
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Growth and Income Portfolio (continued)
Class S
06-30-22+	22.54	0.08•	(3.63)	(3.55)	—	0.60	—	0.60	—	18.39	(15.80)	0.93	0.90	0.90	0.79	34,045	24
12-31-21	29.32	0.20•	8.16	8.36	0.27	14.87	—	15.14	—	22.54	28.72	0.91	0.86	0.86	0.59	42,612	65
12-31-20	27.96	0.32	4.22	4.54	0.32	2.86	—	3.18	—	29.32	16.93	0.92	0.87	0.87	1.10	482,532	92
12-31-19	24.44	0.41	6.42	6.83	0.40	2.91	—	3.31	—	27.96	28.55	0.88	0.83	0.83	1.37	479,676	69
12-31-18	28.97	0.43•	(1.76)	(1.33)	0.45	2.75	—	3.20	—	24.44	(4.69)	0.88	0.83	0.83	1.49	451,557	84
12-31-17	27.53	0.42•	5.07	5.49	0.47	3.58	—	4.05	—	28.97	20.06	0.88	0.83	0.83	1.41	556,169	80
Class S2
06-30-22+	21.97	0.06•	(3.53)	(3.47)	—	0.60	—	0.60	—	17.90	(15.85)	1.08	1.05	1.05	0.64	399	24
12-31-21	28.88	0.15•	8.03	8.18	0.22	14.87	—	15.09	—	21.97	28.52	1.06	1.01	1.01	0.46	488	65
12-31-20	27.59	0.25•	4.19	4.44	0.29	2.86	—	3.15	—	28.88	16.81	1.07	1.02	1.02	0.95	367	92
12-31-19	24.13	0.47	6.22	6.69	0.32	2.91	—	3.23	—	27.59	28.33	1.03	0.98	0.98	1.23	294	69
12-31-18	28.65	0.38•	(1.73)	(1.35)	0.42	2.75	—	3.17	—	24.13	(4.82)	1.03	0.98	0.98	1.34	407	84
12-31-17	27.27	0.38•	5.01	5.39	0.43	3.58	—	4.01	—	28.65	19.89	1.03	0.98	0.98	1.27	412	80
Voya Intermediate Bond Portfolio
Class ADV
06-30-22+	12.68	0.12•	(1.68)	(1.56)	0.12	—	—	0.12	—	11.00	(12.34)	1.07	1.03	1.03	2.14	224,983	99
12-31-21	13.19	0.26•	(0.44)	(0.18)	0.25	0.00*	0.08	0.33	—	12.68	(1.42)	1.07	1.03	1.03	2.01	284,547	139
12-31-20	12.94	0.32	0.61	0.93	0.38	0.30	—	0.68	—	13.19	7.32	1.08	1.03	1.03	2.40	312,654	99
12-31-19	12.20	0.37	0.76	1.13	0.37	0.02	—	0.39	—	12.94	9.29	1.03	1.03	1.03	2.88	291,207	149
12-31-18	12.73	0.36	(0.50)	(0.14)	0.39	—	—	0.39	—	12.20	(1.08)	1.03	1.03	1.03	2.95	265,204	193
12-31-17	12.53	0.34	0.22	0.56	0.36	—	—	0.36	—	12.73	4.53	1.03	1.02	1.02	2.67	311,323	300
Class I
06-30-22+	12.82	0.16•	(1.70)	(1.54)	0.15	—	—	0.15	—	11.13	(12.05)	0.57	0.53	0.53	2.64	800,038	99
12-31-21	13.33	0.33•	(0.45)	(0.12)	0.31	0.00*	0.08	0.39	—	12.82	(0.88)	0.57	0.53	0.53	2.51	976,144	139
12-31-20	13.08	0.39	0.61	1.00	0.45	0.30	—	0.75	—	13.33	7.81	0.58	0.53	0.53	2.89	1,108,593	99
12-31-19	12.33	0.44	0.77	1.21	0.44	0.02	—	0.46	—	13.08	9.85	0.53	0.53	0.53	3.38	1,023,645	149
12-31-18	12.86	0.43	(0.50)	(0.07)	0.46	—	—	0.46	—	12.33	(0.54)	0.53	0.53	0.53	3.45	986,608	193
12-31-17	12.66	0.41	0.22	0.63	0.43	—	—	0.43	—	12.86	5.04	0.53	0.52	0.52	3.17	1,117,794	300
Class S
06-30-22+	12.74	0.14•	(1.69)	(1.55)	0.14	—	—	0.14	—	11.05	(12.25)	0.82	0.78	0.78	2.39	1,621,059	99
12-31-21	13.24	0.29•	(0.43)	(0.14)	0.28	0.00*	0.08	0.36	—	12.74	(1.07)	0.82	0.78	0.78	2.26	1,956,289	139
12-31-20	12.99	0.35	0.62	0.97	0.42	0.30	—	0.72	—	13.24	7.57	0.83	0.78	0.78	2.65	2,139,406	99
12-31-19	12.25	0.40	0.76	1.16	0.40	0.02	—	0.42	—	12.99	9.54	0.78	0.78	0.78	3.13	2,198,827	149
12-31-18	12.78	0.40	(0.51)	(0.11)	0.42	—	—	0.42	—	12.25	(0.82)	0.78	0.78	0.78	3.20	2,255,122	193
12-31-17	12.58	0.37	0.23	0.60	0.40	—	—	0.40	—	12.78	4.79	0.78	0.77	0.77	2.92	2,587,503	300
Class S2
06-30-22+	12.69	0.13•	(1.68)	(1.55)	0.13	—	—	0.13	—	11.01	(12.29)	0.97	0.93	0.93	2.22	9,675	99
12-31-21	13.19	0.27•	(0.43)	(0.16)	0.26	0.00*	0.08	0.34	—	12.69	(1.24)	0.97	0.93	0.93	2.11	15,571	139
12-31-20	12.94	0.33	0.62	0.95	0.40	0.30	—	0.70	—	13.19	7.42	0.98	0.93	0.93	2.50	21,316	99
12-31-19	12.20	0.38	0.76	1.14	0.38	0.02	—	0.40	—	12.94	9.40	0.93	0.93	0.93	2.99	21,401	149
12-31-18	12.73	0.38	(0.51)	(0.13)	0.40	—	—	0.40	—	12.20	(0.98)	0.93	0.93	0.93	3.05	22,040	193
12-31-17	12.53	0.35	0.22	0.57	0.37	—	—	0.37	—	12.73	4.63	0.93	0.92	0.92	2.77	25,649	300
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)(4)	Expenses net of fee waivers and/or recoupments if any(2)(3)(4)	Expenses net of all reductions/additions(2)(3)(4)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Small Company Portfolio
Class ADV
06-30-22+	19.74	(0.02)•	(3.61)	(3.63)	—	4.77	—	4.77	—	11.34	(18.62)	1.48	1.40	1.40	(0.27)	6,976	109
12-31-21	17.36	(0.10)•	2.56	2.46	—	0.08	—	0.08	—	19.74	14.19	1.49	1.40	1.40	(0.52)	8,826	129
12-31-20	15.91	(0.04)	1.77	1.73	0.01	0.27	—	0.28	—	17.36	11.73	1.52	1.40	1.40	(0.31)	6,851	134
12-31-19	14.86	(0.01)	3.55	3.54	0.00*	2.49	—	2.49	—	15.91	25.56	1.39	1.39	1.39	(0.06)	7,227	125
12-31-18	20.95	(0.04)	(2.76)	(2.80)	0.02	3.27	—	3.29	—	14.86	(16.22)	1.39	1.39	1.39	(0.18)	6,342	96
12-31-17	21.20	(0.01)	2.12	2.11	—	2.36	—	2.36	—	20.95	10.69	1.38	1.37	1.37	(0.01)	7,817	74
Class I
06-30-22+	21.22	0.02•	(3.89)	(3.87)	—	4.77	—	4.77	—	12.58	(18.43)	0.98	0.90	0.90	0.22	249,984	109
12-31-21	18.59	(0.01)•	2.75	2.74	0.03	0.08	—	0.11	—	21.22	14.76	0.99	0.90	0.90	(0.03)	344,506	129
12-31-20	17.04	0.05	1.86	1.91	0.09	0.27	—	0.36	—	18.59	12.28	1.02	0.90	0.90	0.19	347,004	134
12-31-19	15.75	0.07•	3.78	3.85	0.07	2.49	—	2.56	—	17.04	26.21	0.89	0.89	0.89	0.44	427,877	125
12-31-18	22.01	0.06•	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.84)	0.89	0.89	0.89	0.31	435,019	96
12-31-17	22.12	0.10	2.23	2.33	0.08	2.36	—	2.44	—	22.01	11.29	0.88	0.87	0.87	0.49	607,230	74
Class R6
06-30-22+	21.23	0.02•	(3.89)	(3.87)	—	4.77	—	4.77	—	12.59	(18.44)	0.87	0.87	0.87	0.24	8,363	109
12-31-21	18.60	(0.00)*•	2.74	2.74	0.03	0.08	—	0.11	—	21.23	14.77	0.87	0.87	0.87	(0.00)*	14,790	129
12-31-20	17.04	0.03	1.89	1.92	0.09	0.27	—	0.36	—	18.60	12.34	0.89	0.89	0.89	0.25	11,466	134
12-31-19	15.75	0.09•	3.76	3.85	0.07	2.49	—	2.56	—	17.04	26.20	0.89	0.89	0.89	0.44	5,665	125
12-31-18	22.01	0.06	(2.94)	(2.88)	0.11	3.27	—	3.38	—	15.75	(15.85)	0.89	0.89	0.89	0.33	6,115	96
12-31-17	22.13	0.11•	2.21	2.32	0.08	2.36	—	2.44	—	22.01	11.23	0.88	0.87	0.87	0.53	6,274	74
Class S
06-30-22+	20.51	(0.00)*•	(3.76)	(3.76)	—	4.77	—	4.77	—	11.98	(18.56)	1.23	1.15	1.15	(0.02)	60,833	109
12-31-21	17.99	(0.06)•	2.66	2.60	—	0.08	—	0.08	—	20.51	14.47	1.24	1.15	1.15	(0.28)	80,449	129
12-31-20	16.48	(0.00)*	1.83	1.83	0.05	0.27	—	0.32	—	17.99	12.04	1.27	1.15	1.15	(0.06)	80,512	134
12-31-19	15.30	0.03	3.66	3.69	0.02	2.49	—	2.51	—	16.48	25.86	1.14	1.14	1.14	0.20	86,035	125
12-31-18	21.46	0.02	(2.86)	(2.84)	0.05	3.27	—	3.32	—	15.30	(16.05)	1.14	1.14	1.14	0.06	80,225	96
12-31-17	21.63	0.05•	2.17	2.22	0.03	2.36	—	2.39	—	21.46	11.00	1.13	1.12	1.12	0.22	111,723	74

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of insurance contract charges. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Portfolio. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Portfolio during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Portfolio. Net investment income (loss) is net of all such additions or reductions.

(4)
Ratios do not include fees and expenses charged under the variable annuity contract or variable life insurance policy.

See Accompanying Notes to Financial Statements

Financial Highlights (continued)

(5)
Unaudited. There were no shares outstanding as of December 31, 2018 and December 31, 2019.

(a)
Excluding amounts related to a transition cost reimbursement recorded in the year ended December 31, 2018, total return for Voya Global High Dividend Low Volatility Portfolio would have been (9.37)%, (8.96)%, (9.22)%, (9.38)% and (9.52)% for Classes ADV, I, S, S2 and T, respectively.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited)

NOTE 1 — ORGANIZATION
As further detailed below, the Voya Variable Product Funds are series of Voya Balanced Portfolio, Inc., Voya Variable Funds, Voya Variable Portfolios, Inc., Voya Intermediate Bond Portfolio, and Voya Government Money Market Portfolio (collectively, the “Registrants”), all of which are open-end investment management companies registered under the Investment Company Act of 1940, as amended (“1940 Act”).
Voya Balanced Portfolio, Inc. is a company incorporated under the laws of Maryland on December 14, 1988 with one diversified series, Voya Balanced Portfolio (“Balanced”). Voya Variable Funds is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Growth and Income Portfolio (“Growth and Income”). Voya Variable Portfolios, Inc. is a company incorporated under the laws of Maryland on June 4, 1996 and has fourteen active separate investment series. The two diversified series of Voya Variable Portfolios, Inc. included in this report are Voya Global High Dividend Low Volatility Portfolio (“Global High Dividend Low Volatility”), and Voya Small Company Portfolio (“Small Company”). Voya Intermediate Bond Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Intermediate Bond Portfolio (“Intermediate Bond”). Voya Government Money Market Portfolio is a business trust formed under the laws of Massachusetts on January 25, 1984 with one diversified series, Voya Government Money Market Portfolio (“Government Money Market”). Each of the Voya Variable Product Funds is a “Portfolio” and collectively, they are the “Portfolios.” The investment objective of the Portfolios is described in the respective Portfolio’s Prospectus.
The classes of shares included in this report are: Adviser (“Class ADV”), Class I, Class R6, Class S, Service 2 (“Class S2”) and Class T; however, each Portfolio may not offer all share classes. With the exception of class specific matters, each class has equal voting rights as to voting privileges. For class specific proposals, only the applicable class would have voting privileges. The classes differ principally in the applicable distribution and shareholder service fees, as well as differences in the amount of waiver of fees and reimbursement of expenses, if any. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a portfolio and earn income and realized gains/losses from a portfolio pro rata based on the daily ending net assets of each class, without distinction between share classes. Expenses that are specific to a portfolio or a class are charged directly to that portfolio or class. Other operating expenses shared by several portfolios are generally allocated among those portfolios based on average net assets. Distributions are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if any, as well as differences in the amount of waiver of fees and reimbursement of expenses between the separate classes, if any.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Portfolios. Voya Investment Management Co. LLC (“Voya IM” or the “Sub-Adviser”), a Delaware limited liability company, serves as the Sub-Adviser to the Portfolios. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Portfolios.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Portfolios in the preparation of their financial statements. Each Portfolio is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Portfolio is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Portfolio, (except Government Money Market), is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Portfolio is calculated by taking the value of the Portfolio’s assets attributable to that class, subtracting the Portfolio’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Portfolio is closed for business, Portfolio shares will not be priced and a Portfolio does not transact purchase and redemption orders. To the extent a Portfolio’s

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

assets are traded in other markets on days when a Portfolio does not price its shares, the value of a Portfolio’s assets will likely change and you will not be able to purchase or redeem shares of a Portfolio.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Portfolio will determine a fair value for the relevant asset in accordance with procedures adopted by the Portfolios’ Board of Directors/Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by an independent pricing service; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Portfolio’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Portfolio may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Portfolios’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Portfolios. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Portfolio’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Portfolio. Each Portfolio’s fair value policies and procedures and valuation practices may be subject to change as a result of new Rule 2a-5 under the 1940 Act.
Government Money Market uses the amortized cost method to value its portfolio securities and seeks to maintain a constant NAV of $1.00 per share, although there may be circumstances under which this goal cannot be achieved. The amortized cost method involves valuing a security at its cost and amortizing any discount or premium over the period until maturity, regardless of the impact of fluctuating interest rates or the market value of the security. Although the Board has established procedures designed to stabilize, to the extent reasonably possible, the share price of Government Money Market, there can be no assurance that the Portfolio’s NAV can be maintained at $1.00 per share.
Each investment asset or liability of the Portfolios is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the Sub-Adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Portfolios’ investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Portfolio has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Portfolios. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Portfolios are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Portfolios do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding tax reclaims recorded on each Portfolio’s book, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments, which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. Certain Portfolios’ investment strategies permit the Portfolios to enter into various types of derivatives contracts, including, but not limited to, futures contracts, forward foreign currency exchange contracts, credit default swaps, interest rate swaps, total return swaps, and purchased and written options. In doing so, a Portfolio will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow a Portfolio to pursue its objectives more quickly and efficiently than if it were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, a Portfolio may seek to increase or decrease its exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Equity Risk. Stock prices may be volatile or have reduced liquidity in response to real or perceived impacts of factors including, but not limited to, economic conditions, changes in market interest rates, and political events. Stock markets tend to be cyclical, with periods when stock prices generally rise and periods when stock prices generally decline. Any given stock market segment may remain out of favor with investors for a short or long period of time, and stocks as an asset class may underperform bonds or other asset classes during some periods. Additionally, legislative, regulatory or tax policies or developments in these areas may adversely impact the investment techniques available to a manager, add to costs and impair the ability of a Portfolio to achieve its investment objectives.
Foreign Exchange Rate Risk. To the extent that a Portfolio invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Portfolio through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Portfolio’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. A Portfolio’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where a Portfolio is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Portfolio, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Portfolio. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Portfolio and exaggerate any

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

increase or decrease in the NAV. Derivatives may not perform as expected, so a Portfolio may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Portfolio to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Portfolio to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to a Portfolio. Each Portfolio’s derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. A Portfolio intends to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, a Portfolio has entered into master netting arrangements, established within each Portfolio’s International Swap and Derivatives Association, Inc. Master Agreements (“Master Agreements”). These Master Agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by a Portfolio and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
A Portfolio may also enter into collateral agreements with certain counterparties to further mitigate counterparty credit risk on OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from a Portfolio is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of June 30, 2022, the maximum amount of loss that Balanced and Intermediate Bond would incur if the counterparties to their derivative transactions failed to perform would be $40,118 and $1,894,903, respectively, which represent the gross payments to be received by the Portfolios on OTC purchased options and open forward foreign currency contracts were they to be unwound as of June 30, 2022. At June 30, 2022, Intermediate Bond received $1,570,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not receive any cash collateral at June 30, 2022.
Each Portfolio has credit-related contingent features that if triggered would allow its derivative counterparties to close out and demand payment or additional collateral to cover their exposure from a Portfolio. Credit-related contingent features are established between each Portfolio and their derivatives counterparties to reduce the risk that a Portfolio will not fulfill its payment obligations to its counterparties. These triggering features include, but are not limited to, a percentage decrease in a Portfolio’s net assets and/or a percentage decrease in a Portfolio’s NAV, which could cause a Portfolio to accelerate payment of any net liability owed to the counterparty. The contingent features are established within each Portfolio’s Master Agreements.
As of June 30, 2022, Balanced and Intermediate Bond had a liability position of $50,873 and $1,636,327, respectively, on open forward foreign currency contracts, forward premium swaptions, and OTC written options. If a contingent feature would have been triggered as of June 30, 2022, these Portfolios could have been required to pay these amounts in cash to their counterparties. At June 30, 2022, Intermediate Bond pledged $700,000 in cash collateral to certain counterparties for open OTC derivatives. Balanced did not pledge any cash collateral at June 30, 2022 .
E. Forward Foreign Currency Transactions and Futures Contracts. Certain Portfolios may enter into

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. When entering into a forward foreign currency contract, a Portfolio agrees to receive or deliver a fixed quantity of foreign currency for an agreed-upon price on an agreed upon future date. A Portfolio either enters into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or uses forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
During the period ended June 30, 2022, the following Portfolios had average contract amounts on forward foreign currency contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$226,694	$757,789
Intermediate Bond	15,150,487	49,681,466
The above Portfolios entered into forward foreign currency contracts to protect any non-U.S. dollar-denominated holdings from adverse currency movements. Please refer to the tables within each respective Portfolio of Investments for open forward foreign currency contracts at June 30, 2022.
Each Portfolio, with the exception of Government Money Market, may enter into futures contracts involving foreign currency, interest rates, securities and security indices. A futures contract is a commitment to buy or sell a specific amount of a financial instrument at a negotiated price on a stipulated future date. A Portfolio may buy and sell futures contracts. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when each Portfolio’s assets are valued.
Upon entering into a futures contract, a Portfolio is required to deposit either cash or securities (initial margin) in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are made or received by a Portfolio each day. The variation margin payments are equal to the daily changes in the contract value and are recorded as unrealized gains and losses and, if any, shown as variation margin receivable or payable on futures contracts on the Statement of Assets and Liabilities. Open futures contracts are reported on a table within each Portfolio’s Portfolio of Investments. Securities held in collateralized accounts to cover initial margin requirements on open futures contracts are footnoted in the Portfolio of Investments. Cash collateral held by the broker to cover initial margin requirements on open futures contracts are noted in the Statements of Assets and Liabilities. The net change in unrealized appreciation and depreciation is reported in the Statements of Operations. Realized gains (losses) are reported in the Statements of Operations at the closing or expiration of futures contracts.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended June 30, 2022, Balanced and Intermediate Bond have purchased and sold futures contracts on various bonds and notes as part of their duration management. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where a Portfolio is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of a Portfolio’s securities. With futures, there is minimal counterparty credit risk to the Portfolios since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. During the period ended June 30, 2022, the following Portfolios had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Balanced	$20,836,261	$10,276,340
Intermediate Bond	234,017,638	136,681,036
Please refer to the tables within each respective Portfolio of Investments for the above Portfolios’ open futures contracts at June 30, 2022.
F. Options Contracts. Certain Portfolios may write call and put options on futures, swaps (“swaptions”), securities, commodities or foreign currencies it owns or in which it may invest. Writing put options tends to increase the Portfolios exposure to the underlying instrument. Writing call options tends to decrease the Portfolios exposure to the underlying instrument. When a Portfolio writes a call or put option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. These liabilities are reflected as written options outstanding on the Statements of Assets and Liabilities. Forward premium swaptions include premiums that have extended settlement dates. The delayed settlement of the premiums

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

is factored into the daily valuation of the option contracts. Premiums received from writing options which expire are treated as realized gains. Premiums received from writing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying futures, swap, security or currency transaction to determine the realized gain or loss. A Portfolio as a writer of an option has no control over whether the underlying instrument may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the instrument underlying the written option. There is the risk the Portfolios may not be able to enter into a closing transaction because of an illiquid market. The Portfolios may also purchase put and call options. Purchasing call options tends to increase the Portfolios’ exposure to the underlying instrument. Purchasing put options tends to decrease the Portfolios exposure to the underlying instrument. The Portfolios pay a premium which is included on the Statements of Assets and Liabilities as an investment and subsequently marked to market to reflect the current value of the option. Premiums paid for purchasing options which expire are treated as realized losses. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms. The risk associated with purchasing put and call options is limited to the premium paid. Premiums paid for purchasing options which are exercised or closed are added to the amounts paid or offset against the proceeds on the underlying investment transaction to determine the realized gain or loss.
During the period ended June 30, 2022, Balanced and Intermediate Bond had purchased foreign currency options to manage their foreign exchange exposure. Balanced and Intermediate Bond had average notional values of $5,556,000 and $152,789,750, respectively, on purchased foreign currency options. Please refer to the tables within the Portfolio of Investments for open purchased foreign currency options at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had written foreign currency options to generate income. Balanced and Intermediate Bond had average notional values of $3,051,000 and $82,777,500, respectively, on written foreign currency options. There were no open written foreign currency options at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had purchased forward premium swaptions with an average notional value of $2,544,000 and $72,004,800, respectively, to gain exposure to manage duration and yield curve exposures. Please refer to the tables within the Portfolio of Investments for open purchased forward premium swaptions at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had written interest swaptions to generate income. Balanced and Intermediate Bond had average notional values of $2,031,000 and $60,828,000, respectively, on written interest swaptions. There were no open written interest swaptions at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had purchased options on equity indices with an average notional value of $6,492,860 and $235,457,674, respectively, to gain exposure to certain equity markets. There were no open purchased equity options at June 30, 2022.
During the period ended June 30, 2022, Balanced and Intermediate Bond had written options on equity indices with an average notional value of $3,487,622 and $127,470,607, respectively, to generate income. There were no open written equity options at June 30, 2022.
G. Distributions to Shareholders. The Portfolios record distributions to their shareholders on the ex-dividend date. All Portfolios distribute capital gains, if any, annually. Balanced and Small Company declare and pay dividends, if any, annually. Growth and Income declares and pays dividends, if any, semi-annually. Government Money Market and Intermediate Bond declare dividends daily and pay dividends, if any, monthly. Global High Dividend Low Volatility declares and pays dividends, if any, quarterly. The Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
H. Federal Income Taxes. It is the policy of each Portfolio to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Portfolios’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized.
The Portfolios may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
J. Repurchase Agreements. Each Portfolio may invest in repurchase agreements only with government securities dealers recognized by the Board of Governors of the Federal Reserve System. Under such agreements, the seller of the security agrees to repurchase it at a mutually agreed upon time and price. The resale price is in excess of the purchase price and reflects an agreed upon interest rate for the period of time the agreement is outstanding. The period of the repurchase agreements is usually short, from overnight to one week, while the underlying securities generally have longer maturities. Each Portfolio will receive as collateral securities acceptable to it whose market value is equal to at least 100% of the carrying amount of the repurchase agreements, plus accrued interest, being invested by the Portfolio. The underlying collateral is valued daily on a mark-to-market basis to assure that the value, including accrued interest is at least equal to the repurchase price. There would be potential loss to the Portfolio in the event the Portfolio is delayed or prevented from exercising its right to dispose of the collateral, and it might incur disposition costs in liquidating the collateral.
Repurchase agreements are entered into by the Portfolios under Master Repurchase Agreements (“MRA”) which permit the Portfolios, under certain circumstances, including an event of default (such as bankruptcy or insolvency), to offset receivables or payables under the MRA with collateral held and/or pledged by the counterparty and create one single net payment due to or from the respective Portfolio. Please refer to the table within the Portfolio of Investments for Government Money Market for open repurchase agreements subject to the MRA on a net basis at June 30, 2022.
K. Securities Lending. Each Portfolio (except Government Money Market) may temporarily loan up to 33 1∕3% of its total assets to brokers, dealers or other financial institutions in exchange for a negotiated lender’s fee. Securities lending involves two primary risks: “investment risk” and “borrower default risk.” When lending securities, the Portfolios will receive cash or U.S. government securities as collateral. Investment risk is the risk that the Portfolios will lose money from the investment of the cash collateral received from the borrower. Borrower default risk is the risk that the Portfolios will lose money due to the failure of a borrower to return a borrowed security. Loans are subject to termination at the option of the borrower or the Portfolios. Securities lending may result in leverage. The use of leverage may exaggerate any increase or decrease in the NAV, causing the Portfolios to be more volatile. The use of leverage may increase expenses and increase the impact of the Portfolios’ other risks.
L. Restricted Securities. The Portfolios may invest in restricted securities, which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
M. When-Issued and Delayed-Delivery Transactions. Each Portfolio may purchase or sell securities on a when-issued or forward commitment basis. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The fair value of such is identified in the Portfolio of Investments. Losses may arise due to changes in the fair value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Portfolios are required to hold liquid assets as collateral with the Portfolios’ custodian sufficient to cover the purchase price.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

To mitigate counterparty risk, certain Portfolios have entered into Master Securities Forward Transaction Agreements (“MSFTA”) with their respective counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net aggregate unrealized gain or loss on all the when-issued or delayed-delivery transactions with a particular counterparty. Cash collateral, if any, is presented on the Statement of Assets and Liabilities as an asset (Cash pledged as collateral for delayed-delivery or when-issued securities) and a liability (Cash received as collateral for delayed-delivery or when-issued securities). At June 30, 2022, Intermediate Bond pledged and received $2,262,579 and $1,279,242, respectively, in cash collateral for open when-issued or delayed-delivery transactions.
N. Mortgage Dollar Roll Transactions. Each Portfolio, except Small Company, may engage in dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association, Federal National Mortgage Association and Federal Home Loan Mortgage Corp. In a dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker/dealer, and simultaneously agrees to repurchase a substantially similar (i.e., same type, coupon, and maturity) security from the institution on a delayed delivery basis at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. The Portfolios account for dollar roll transactions as purchases and sales. For fee based roll transactions, the fee is recorded as income.
O. Swap Agreements. Certain Portfolios may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). Swap agreements are privately negotiated in the OTC market and may be executed in a multilateral or other trade facility platform, such as a registered commodities exchange (“centrally cleared swaps”). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Portfolio may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported within each Portfolio’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The value of the swap contract is recorded on each Portfolio’s Statement of Assets and Liabilities. During the term of the swap, changes in the value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Portfolio when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Portfolio’s Statement of Operations upon termination or maturity of the swap. A Portfolio also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
In a centrally cleared swap, immediately following execution of the swap agreement, the swap agreement is novated to a central counterparty (the “CCP”) and the Portfolio’s counterparty on the swap agreement becomes the CCP. The Portfolios are required to interface with the CCP through a broker. Upon entering into a centrally cleared swap, the Portfolios are required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are footnoted as pledged on the Portfolio of Investments and cash deposited is recorded on the Statements of Assets and Liabilities as cash pledged for centrally cleared swaps. The daily change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statements of Assets and Liabilities. Payments received from (paid to) the counterparty, including at termination, are recorded as realized gain (loss) on the Statements of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Portfolio’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Credit Default Swap Contracts. A credit default swap is a bilateral agreement between counterparties in which the buyer of the protection agrees to make a stream of periodic payments to the seller of protection in exchange for the right to receive a specified return in the event of a default or other credit event for a referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer a fixed payment stream based on the notional amount of the swap contract. This fixed payment stream will continue until the swap contract expires or a defined credit event occurs.
A Portfolio is subject to credit risk in the normal course of pursuing its investment objectives. As a seller of protection in a credit default swap, a Portfolio may execute these contracts to manage its exposure to the market or certain sectors of the market. Certain Portfolios may also enter into credit default swaps to speculate on changes in an issuer’s credit quality, to take advantage of perceived spread advantages, or to offset an existing short equivalent (i.e. buying protection on an equivalent reference entity).
Certain Portfolios may sell credit default swaps which expose these Portfolios to the risk of loss from credit risk related events specified in the contract. Although contract specific, credit events are generally defined as bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default or repudiation/moratorium. If a Portfolio is a seller of protection, and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will generally either (i) pay to the buyer an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations, or underlying securities comprising a referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising a referenced index. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements on corporate issues or sovereign issues are disclosed in each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-backed securities or credit indices, the quoted market prices and resulting fair values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing fair values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreements, or net amounts received from the settlement of buy protection credit default swap agreements entered into by a Portfolio for the same referenced entity or entities.
For the period ended June 30, 2022, Balanced and Intermediate Bond bought credit protection on credit default swap indices (“CDX”). A CDX is a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. Balanced and Intermediate Bond used CDX swaps to hedge the credit risk associated with various sectors within the credit market.
For the period ended June 30, 2022, Balanced and Intermediate Bond had an average notional amount of $2,000,000 and $63,798,660, respectively, on credit default swaps to buy protection. Please refer to the tables within the Portfolio of Investments for Intermediate Bond for open credit default swaps to buy protection at June 30, 2022. Balanced did not have any open credit default swaps to buy protection at June 30, 2022.
For the period ended June 30, 2022, Balanced had an average notional amount of $1,374,800 on credit default

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

swaps to sell protection. The Portfolio did not have any open credit default swaps to sell protection at June 30, 2022.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Portfolio may make payments that are greater than what a Portfolio received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended June 30, 2022, Balanced and Intermediate Bond has entered into interest rate swaps in which they pay a floating interest rate and receive a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. During the period ended June 30, 2022, Balanced and Intermediate Bond had average notional amounts of $521,900 and $14,967,000, respectively, on Long interest rate swaps.
For the period ended June 30, 2022, Balanced and Intermediate Bond has entered into interest rate swaps in which they pay a fixed interest rate and receive a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. During the period ended June 30, 2022, Balanced and Intermediate Bond had average notional amounts of $716,500 and $20,589,350, respectively, on Short interest rate swaps.
Balanced and Intermediate Bond entered into interest rate swaps to adjust interest rate and yield curve exposures and to substitute for physical fixed-income securities. Please refer to the tables within the Portfolio of Investments for open interest rate swaps at June 30, 2022.
At June 30, 2022, Balanced and Intermediate Bond had pledged $300,000 and $2,101,000, respectively, in cash collateral for open centrally cleared swaps.
P. Indemnifications. In the normal course of business, the Registrants may enter into contracts that provide certain indemnifications. The Registrants’ maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated; however, based on experience, management considers the risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended June 30, 2022, the cost of purchases and the proceeds from the sales of securities, excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Balanced	$115,099,763	$134,650,887
Global High Dividend Low Volatility	199,269,961	229,467,479
Growth and Income	495,969,419	569,836,371
Intermediate Bond	375,591,491	665,095,805
Small Company	421,738,361	459,923,472
U.S. government securities not included above were as follows:
	Purchases	Sales
Balanced	$155,055,795	$139,926,305
Intermediate Bond	2,731,153,383	2,374,554,301
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Portfolios have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Portfolios. The Investment Adviser oversees all investment management and portfolio management services for the Portfolios and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Portfolios, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Portfolio, at the following annual rates:
Portfolio	Fee
Balanced	0.60%
Global High Dividend Low Volatility	0.56% on the first $500 million; 0.53% on the next $500 million; 0.51% thereafter
Government Money Market(1)	0.35%
Growth and Income(2)	0.600% on the first $5 billion; 0.550% on the next $5 billion; 0.525% thereafter
Intermediate Bond	0.50% on first $4 billion; 0.48% on next $3 billion; 0.46% thereafter
Small Company(3)	0.75%

(1)
The Investment Adviser is contractually obligated to waive a portion of the management fee equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

(2)
Prior to May 1, 2022 the Investment Adviser contractually waived amounts equal to 0.045% on the first $5 billion and 0.070% thereafter of the Portfolio’s average daily net assets. Termination of this obligation was approved by the Board.

(3)
Prior to June 1, 2022, the management fee was 0.85%.

The Investment Adviser has entered into sub-advisory agreements with Voya IM with respect to each Portfolio. Voya IM provides investment advice for the Portfolios and is paid by the Investment Adviser based on the average daily net assets of each respective Portfolio. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Portfolios’ assets in accordance with each Portfolio’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class ADV, Class S, Class S2 and Class T shares of the respective Portfolios are subject to a shareholder services and distribution plan or a distribution plan (each a “Plan” and collectively, the “Plans”). Pursuant to the Plans, the Distributor is entitled to a payment each month to compensate for expenses incurred in the distribution and promotion of the Portfolios’ shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any distribution or shareholder servicing fees paid to securities dealers who have executed a distribution agreement with the Distributor.
Under the Plans for Class ADV and Class S2 shares of the respective Portfolios, the Distributor is paid an annual shareholder service fee at the rate of 0.25% of each Portfolio’s average daily net assets attributable to its Class ADV and Class S2 shares. The Distributor is paid an annual distribution fee at the rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class ADV shares and the Distributor is paid an annual distribution fee at the rate of 0.15% of the Portfolio’s average daily net assets attributable to its Class S2 shares. The Distributor has contractually agreed to waive 0.05% of the distribution fee for Class ADV shares of Growth and Income so that the actual fee paid by Class ADV shares of the Portfolio is an annual rate of 0.20%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class S shares of the respective Portfolios, Class S shares of the Portfolios pay the Distributor a fee calculated at an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class S shares. For Government Money Market, the
Distributor has contractually agreed to waive 0.10% of average daily net assets attributable to distribution and/or shareholder service fees for Class S shares, so that the actual fee paid by Class S shares of Government Money Market is an annual rate of 0.15%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Under the Plan for Class T shares of Global High Dividend Low Volatility, the Distributor is paid an annual distribution fee at the rate of 0.50% of Global High Dividend Low Volatility’s average daily net assets attributable to Class T shares. The Distributor has contractually agreed to waive a portion of its fee equal to 0.15% of the average daily net assets attributable to the distribution fee paid by Class T shares of Global High Dividend Low Volatility, so that the actual fee paid by Class T shares of Global High Dividend Low Volatility is an annual rate of 0.35%. This waiver is not eligible for recoupment. Termination or modification of this waiver requires approval by the Board.
Class T shares of Global High Dividend Low Volatility are subject to a shareholder servicing plan (“Service Plan”). The Service Plan allows the Distributor to enter into shareholder servicing agreements with insurance companies, broker dealers or other financial intermediaries that provide administrative services related to Class T and their shareholders including Variable Contract owners or Qualified Plan participants with interests in Global High Dividend Low Volatility. Under the Service Plan, the Portfolio makes payments to the Distributor which shall not exceed an annual rate of 0.25% of the Portfolio’s average daily net assets attributable to its Class T shares.
The Distributor and the Investment Adviser have contractually agreed to waive a portion of their distribution and/or shareholder servicing fees and management fees, as applicable, and to reimburse certain expenses to the extent necessary to assist Government Money Market in maintaining a yield of not less than zero through May 1, 2023. There is no guarantee that the Portfolio will maintain such a yield. Management fees waived or expenses reimbursed are subject to possible recoupment by the Investment Adviser, as applicable, within three years subject to certain restrictions. In no event will the amount of the recoupment on any day exceed 20% of the yield (net of all expense) of the Portfolio on that day. Distribution and shareholder servicing fees waived are not subject to recoupment. For the period ended June 30, 2022, the Distributor waived $29 of class specific distribution fees for Class S and the Investment Adviser waived $499,407 of management fees and/or certain expenses to assist the Portfolio in maintaining a net yield of not less than zero. Termination or modification of this obligation requires approval by the Board. Please note that these waivers or

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 5 — DISTRIBUTION AND SERVICE FEES (continued)

reimbursements are in addition to existing contractual expense limitations, if any. As of June 30, 2022, the amounts of waived or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as follows:
	June 30,
	2023	2024	2025	Total
Government Money Market	$608,377	$2,164,406	$1,489,358	$4,262,141
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At June 30, 2022, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. owned more than 5% of the following Portfolios:
Subsidiary	Portfolio	Percentage
Voya Institutional Trust Company	Government Money Market	7.94%
	Intermediate Bond	11.12
	Small Company	10.81
Voya Retirement Insurance and Annuity Company	Balanced	87.45
	Global High Dividend Low Volatility	21.13
	Government Money Market	87.91
	Growth and Income	87.84
	Intermediate Bond	24.80
	Small Company	65.10
The Investment Adviser may direct the Portfolios’ Sub-Adviser to use its best efforts (subject to obtaining best execution of each transaction) to allocate a Portfolio’s equity security transactions through certain designated broker-dealers. The designated broker-dealer, in turn, will reimburse a portion of the brokerage commissions to pay certain expenses of that Portfolio. Any amounts credited to the Portfolios are reflected as brokerage commission recapture on the accompanying Statements of Operations.
The Portfolios have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent directors/trustees, as described in the DC Plan, to defer the receipt of all or a portion of the directors’/trustees’ fees that they are entitled to receive from the Portfolios. For purposes of determining the amount owed to the director/trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the director/trustee (the “Notional Funds”). When the Portfolios purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the directors’/trustees’ deferred fees, this results in a Portfolio asset equal to the deferred compensation liability. Such assets are included as a component of “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of directors’/trustees’ fees under the DC Plan will not affect net assets of the Portfolios, and will not materially affect the Portfolios’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
The Portfolios may pay per account fees to affiliates of Voya Investments for recordkeeping services provided on certain assets. For the period ended June 30, 2022, the per account fees for affiliated recordkeeping services paid by each Portfolio were as follows:
Portfolio	Amount
Balanced	$130,768
Global High Dividend Low Volatility	159,548
Government Money Market	281,549
Growth and Income	525,001
Intermediate Bond	711,088
Small Company	206,534
NOTE 7 — LICENSING FEE
Balanced pays an annual licensing fee to S&P Opco, LLC.
NOTE 8 — EXPENSE LIMITATION AGREEMENTS
The Investment Adviser has entered into a written expense limitation agreement (“Expense Limitation Agreement”) with the following Portfolios whereby the Investment Adviser has agreed to limit expenses, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Portfolio	Class ADV	Class I	Class R6	Class S	Class S2	Class T
Balanced	N/A	0.69%	N/A	0.94%	N/A	N/A
Global High Dividend Low Volatility	1.34%	0.84%	N/A	1.09%	1.24%	1.44%
Growth and Income(1)	1.27%	0.67%	N/A	0.92%	1.07%	N/A
Intermediate Bond	1.03%	0.53%	N/A	0.78%	0.93%	N/A
Small Company(2)	1.36%	0.86%	0.86%	1.11%	N/A	N/A

(1)
Prior to May 1, 2022 the expense limits were 1.30%, 0.70%, 0.95% and 1.10% for Class ADV, Class I, Class S and Class S2, respectively.

(2)
Prior to June 1, 2022 the expense limits were 1.40%, 0.90%, 0.90% and 1.15% for Class ADV, Class I, Class R6 and Class S, respectively.

Pursuant to a side letter agreement through May 1, 2023, the Investment Adviser has further lowered the expense limits to the levels listed below. Any fees waived pursuant to the side letter agreement shall not be eligible for recoupment. If the Investment Adviser elects not to renew the side letter agreement, the expense limits will revert to

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 8 — EXPENSE LIMITATION AGREEMENTS (continued)

the limits listed in the table above. There is no guarantee that the side letter agreement will continue. Termination or modification of this obligation requires approval by the Board.
Portfolio	Class ADV	Class I	Class S	Class S2	Class T
Global High Dividend Low Volatility	1.10%	0.60%	0.85%	1.00%	1.20%
Unless otherwise specified above and with the exception of the non-recoupable management fee waivers for certain Portfolios, the Investment Adviser may at a later date recoup from a Portfolio for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Portfolio’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of June 30, 2022, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser and the related expiration dates are as below:
	June 30,
	2023	2024	2025	Total
Balanced	$122,934	$231,150	$155,418	$509,502
Intermediate Bond	722,047	1,578,156	1,159,621	3,459,824
Small Company	—	1,021	1,877	2,898
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of June 30, 2022, are as follows:
	June 30,
	2023	2024	2025	Total
Small Company
Class ADV	$3,281	$8,083	$5,813	$17,177
Class I	190,129	396,537	227,107	813,773
Class S	39,677	91,275	53,793	184,745
The Expense Limitation Agreements are contractual through May 1, 2023, except Small Company which is through May 1, 2024, and shall renew automatically for one-year terms. Termination or modification of these obligations requires approval by the Board.
NOTE 9 — LINE OF CREDIT
Effective June 13, 2022, the Portfolios, in addition to certain other funds managed by the Investment Adviser, entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of $400,000,000 through June 12, 2023. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Portfolio or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to June 13, 2022, the predecessor line of credit was for an aggregate amount of $400,000,000 and the funds to which the line of credit was available paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through June 13, 2022.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Portfolios utilized the line of credit during the period ended June 30, 2022:
Portfolio	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Balanced	2	$525,000	1.71%
Global High Dividend Low Volatility	8	1,823,250	1.50
Growth and Income	1	1,258,000	1.33
Intermediate Bond	4	972,000	2.08
Small Company	11	7,214,545	1.85

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 10 — CAPITAL SHARES
Transactions in capital shares and dollars were as follows:
Year or period ended	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
	#	#	#	#	#	($)	($)	($)	($)	($)
Balanced
Class I
6/30/2022	108,542	—	3,421,689	(1,063,862)	2,466,369	1,803,485	—	45,747,982	(17,019,417)	30,532,050
12/31/2021	251,590	—	723,234	(2,622,896)	(1,648,072)	4,434,846	—	12,106,938	(45,927,989)	(29,386,205)
Class S
6/30/2022	154	—	23,954	(17,125)	6,983	2,568	—	318,826	(291,417)	29,977
12/31/2021	3,312	—	5,170	(19,863)	(11,381)	57,934	—	86,191	(349,147)	(205,022)
Global High Dividend Low Volatility
Class ADV
6/30/2022	3,900	—	42,854	(115,642)	(68,888)	45,303	—	475,443	(1,331,393)	(810,647)
12/31/2021	16,754	—	24,622	(223,495)	(182,119)	195,744	—	285,119	(2,572,804)	(2,091,941)
Class I
6/30/2022	217,620	—	473,573	(696,131)	(4,938)	2,521,508	—	5,257,967	(8,166,539)	(387,064)
12/31/2021	280,377	—	306,993	(1,215,811)	(628,441)	3,176,484	—	3,556,936	(13,931,507)	(7,198,087)
Class S
6/30/2022	194,192	—	1,498,726	(2,794,211)	(1,101,293)	2,261,266	—	16,709,194	(32,499,736)	(13,529,276)
12/31/2021	238,061	—	937,385	(7,168,854)	(5,993,408)	2,770,779	—	10,900,387	(82,950,586)	(69,279,420)
Class S2
6/30/2022	1,095	—	908	(3,966)	(1,963)	12,468	—	9,966	(42,194)	(19,760)
12/31/2021	1,079	—	618	(14,200)	(12,503)	12,540	—	7,066	(166,995)	(147,389)
Class T
6/30/2022	19,600	—	9,286	(23,305)	5,581	223,205	—	103,054	(270,257)	56,002
12/31/2021	19,271	—	4,722	(33,150)	(9,157)	220,584	—	54,811	(383,585)	(108,190)
Government Money Market
Class I
6/30/2022	62,153,370	—	381,413	(45,542,792)	16,991,991	62,153,369	—	381,414	(45,542,792)	16,991,991
12/31/2021	68,479,424	—	435,973	(153,041,539)	(84,126,142)	68,479,424	—	435,973	(153,041,539)	(84,126,142)
Class S
6/30/2022	—	—	31	(6,715)	(6,684)	—	—	30	(6,715)	(6,685)
12/31/2021	7,239	—	47	(1,019)	6,267	7,239	—	47	(1,019)	6,267
Growth and Income
Class ADV
6/30/2022	66,350	—	133,269	(250,695)	(51,076)	1,310,346	—	2,500,131	(5,208,208)	(1,397,731)
12/31/2021	201,602	—	2,450,905	(29,175,892)	(26,523,385)	6,656,242	—	62,613,808	(1,008,319,631)	(939,049,581)
Class I
6/30/2022	244,134	—	2,731,768	(4,502,056)	(1,526,154)	5,160,459	—	53,214,847	(96,953,098)	(38,577,792)
12/31/2021	131,594	—	36,424,715	(6,543,445)	30,012,864	4,333,088	—	867,378,507	(223,795,000)	647,916,595
Class S
6/30/2022	70,322	—	58,804	(168,558)	(39,432)	1,453,216	—	1,105,506	(3,449,728)	(891,006)
12/31/2021	127,402	—	1,146,743	(15,839,739)	(14,565,594)	4,170,902	—	29,792,605	(548,686,094)	(514,722,587)
Class S2
6/30/2022	422	—	705	(1,016)	111	8,477	—	12,906	(21,058)	325
12/31/2021	453	—	9,051	(30)	9,474	14,943	—	203,108	(988)	217,063
Intermediate Bond
Class ADV
6/30/2022	165,908	—	223,055	(2,378,145)	(1,989,182)	1,994,041	—	2,592,093	(27,740,492)	(23,154,358)
12/31/2021	1,537,166	—	581,404	(3,393,970)	(1,275,400)	19,730,878	—	7,461,608	(43,581,477)	(16,388,991)
Class I
6/30/2022	1,118,617	—	953,404	(6,280,786)	(4,208,765)	13,196,166	—	11,206,443	(74,479,651)	(50,077,042)
12/31/2021	3,127,259	—	2,400,903	(12,557,702)	(7,029,540)	40,676,185	—	31,153,347	(162,906,269)	(91,076,737)
Class S
6/30/2022	2,742,939	—	1,752,073	(11,387,414)	(6,892,402)	31,843,342	—	20,442,038	(133,309,892)	(81,024,512)
12/31/2021	4,180,405	—	4,363,433	(16,513,541)	(7,969,703)	53,558,043	—	56,229,105	(212,930,197)	(103,143,049)
Class S2
6/30/2022	116,965	—	11,920	(477,225)	(348,340)	1,378,852	—	139,002	(5,523,127)	(4,005,273)
12/31/2021	189,378	—	36,584	(614,677)	(388,715)	2,443,389	—	469,801	(7,890,271)	(4,977,081)
Small Company
Class ADV
6/30/2022	42,987	—	182,331	(57,250)	168,068	758,025	—	2,087,689	(977,341)	1,868,373
12/31/2021	105,445	—	1,793	(54,825)	52,413	2,045,707	—	34,073	(1,072,678)	1,007,102
Class I
6/30/2022	165,152	—	5,703,848	(2,231,399)	3,637,601	2,975,795	—	72,381,832	(36,526,879)	38,830,748
12/31/2021	624,497	—	96,552	(3,153,101)	(2,432,052)	12,875,539	—	1,965,800	(64,937,072)	(50,095,733)
Class R6
6/30/2022	7,695	—	184,978	(225,238)	(32,565)	143,089	—	2,351,076	(4,327,005)	(1,832,840)
12/31/2021	292,892	—	4,037	(216,828)	80,101	6,151,114	—	82,239	(4,335,350)	1,898,003
Class S
6/30/2022	56,722	—	1,469,995	(373,114)	1,153,603	1,029,776	—	17,786,935	(6,217,351)	12,599,360
12/31/2021	119,177	—	17,382	(690,071)	(553,512)	2,408,593	—	342,592	(13,855,730)	(11,104,545)

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, each Portfolio (except Government Money Market) can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at Market Close of the Portfolios at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Portfolios on the next business day. The cash collateral received is invested in approved investments as defined in the Agreement with BNY. The Portfolios bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Portfolios indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Portfolios have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Portfolios in the event the Portfolios are delayed or prevented from exercising their right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a portfolio.
The following tables represent a summary of each respective Portfolio’s securities lending agreements by counterparty which are subject to offset under the Agreement as of June 30, 2022:
Balanced
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas	$6,645	$(6,645)	$—
Barclays Bank PLC	12,157	(12,157)	—
Barclays Capital Inc.	627,286	(627,286)	—
BNP Paribas Prime Brokerage Intl Ltd	32,844,699	(32,844,699)	—
BofA Securities Inc	1,304,166	(1,304,166)	—
Canadian Bank of Commerce	7,916	(7,916)	—
Citadel Clearing LLC	60,639	(60,639)	—
Citigroup Global Markets Inc.	6,238,251	(6,238,251)	—
Citigroup Global Markets Limited	406,410	(406,410)	—
Cowen Execution Services LLC	1,901,700	(1,901,700)	—
Goldman Sachs International	39,194	(39,194)	—
Goldman Sachs & Co. LLC	22,286	(22,286)	—
HSBC Bank PLC	12,506	(12,506)	—
HSBC Securities (USA) Inc.	22,191	(22,191)	—
J.P. Morgan Securities LLC	1,106	(1,106)	—
Janney Montgomery Scott LLC	406,203	(406,203)	—
Merrill Lynch International	123,249	(123,249)	—
Morgan Stanley & Co. LLC	1,012,071	(1,012,071)	—
National Bank of Canada Financial INC	83,503	(83,503)	—
National Financial Services LLC	5,974	(5,974)	—
Natixis Securities America LLC	266,238	(266,238)	—
RBC Capital Markets, LLC	45,885	(45,885)	—
Scotia Capital (USA) INC	164,738	(164,738)	—
Societe Generale	528,521	(528,521)	—
TD Prime Services LLC	20,479,407	(20,479,407)	—
TD Securities (USA) Inc.	34,680	(34,680)	—
UBS AG	52,373	(52,373)	—
Wells Fargo Securities LLC	6,440,616	(6,440,616)	—
Total	$73,150,610	$(73,150,610)	$—

(1)
Cash collateral with a fair value of $74,713,569 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Global High Dividend Low Volatility
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$1,722,017	$(1,722,017)	$—
BNP Paribas Arbitrage	83,015	(83,015)	—
BofA Securities Inc	475,001	(475,001)	—
Citigroup Global Markets Limited	13,887	(13,887)	—
Goldman Sachs & Co. LLC	3,270,787	(3,270,787)	—
Goldman Sachs International	3,587,000	(3,587,000)	—
HSBC Bank PLC	533,784	(533,784)	—
JP Morgan Securities Plc.	1,112,471	(1,112,471)	—
Macquarie Bank Limited	686,530	(686,530)	—
Merrill Lynch International	709,251	(709,251)	—
Scotia Capital (USA) INC	488,663	(488,663)	—
Total	$12,682,406	$(12,682,406)	$—

(1)
Cash collateral with a fair value of $13,346,445 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

Growth and Income
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$2,387,492	$(2,387,492)	$—
BofA Securities Inc	18,354,161	(18,354,161)	—
Credit Suisse Securities (USA) LLC	532,128	(532,128)	—
Goldman Sachs & Co. LLC	28,818,115	(28,818,115)	—
J.P. Morgan Securities LLC	13,965,816	(13,965,816)	—
Morgan Stanley & Co. LLC	1,786,925	(1,786,925)	—
Natixis Securities America LLC	10,052,741	(10,052,741)	—
RBC Capital Markets, LLC	1,173,350	(1,173,350)	—
SG Americas Securities, LLC	332,928	(332,928)	—
State Street Bank and Trust Company	1,499,640	(1,499,640)	—
UBS AG	599,584	(599,584)	—
Wells Fargo Bank NA	8,968,128	(8,968,128)	—
Wells Fargo Securities LLC	7,803,863	(7,803,863)	—
Total	$96,274,871	$(96,274,871)	$—

(1)
Cash collateral with a fair value of $98,430,587 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Intermediate Bond
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Bank PLC	$11,602,743	$(11,602,743)	$—
Barclays Capital Inc.	5,256,206	(5,256,206)	—
BNP Paribas	1,991,761	(1,991,761)	—
BofA Securities Inc	22,331,374	(22,331,374)	—
CIBC World Markets INC	1,830,158	(1,830,158)	—
Citigroup Global Markets Inc.	1,797,094	(1,797,094)	—
Deutsche Bank Securities Inc.	62,618	(62,618)	—
HSBC Securities (USA) Inc.	5,100,713	(5,100,713)	—
J.P. Morgan Securities LLC	14,944,034	(14,944,034)	—
Mirae Asset Securities (USA) INC.	15,366	(15,366)	—
Morgan Stanley & Co. LLC	2,268,163	(2,268,163)	—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
MUFG Securities Americas Inc.	$1,187,611	$(1,187,611)	$—
National Bank Financial INC	75,285	(75,285)	—
Nomura Securities International, Inc.	2,601,102	(2,601,102)	—
RBC Capital Markets, LLC	1,571,754	(1,571,754)	—
Scotia Capital (USA) INC	3,803,968	(3,803,968)	—
Societe Generale	253,912	(253,912)	—
TD Prime Services LLC	10,092,037	(10,092,037)	—
TD Securities (USA) Inc.	411,600	(411,600)	—
TD Securities INC	211,514	(211,514)	—
Truist Securities INC	1,269,757	(1,269,757)	—
UBS Securities LLC.	1,163,512	(1,163,512)	—
Wells Fargo Clearing Services, LLC	2,083,754	(2,083,754)	—
Wells Fargo Securities LLC	4,591,808	(4,591,808)	—
Total	$96,517,844	$(96,517,844)	$—

(1)
Cash collateral with a fair value of $98,891,194 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

Small Company
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
BNP Paribas Prime Brokerage Intl Ltd	$986,074	$(986,074)	$—
BofA Securities Inc	51,976	(51,976)	—
Citadel Securities LLC	399,037	(399,037)	—
Citigroup Global Markets Inc.	635,370	(635,370)	—
J.P. Morgan Securities LLC	312,343	(312,343)	—
Morgan Stanley & Co. LLC	1,952,409	(1,952,409)	—
Nomura Securities International, Inc.	441,742	(441,742)	—
TD Prime Services LLC	329,398	(329,398)	—
Total	$5,108,349	$(5,108,349)	$—

(1)
Cash collateral with a fair value of $5,248,417 has been received in connection with the above securities lending transactions. Excess cash collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 12 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, futures contracts, income from passive foreign investment companies (PFICs), paydowns, straddle loss deferrals, swaps, capital loss carryforwards and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Portfolios from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 12 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Year Ended December 31, 2021			Year Ended December 31, 2020
	Ordinary Income	Long-term Capital Gain	Return of Capital	Ordinary Income	Long-term Capital Gain	Return of Capital
Balanced	$9,669,879	$2,523,250	$—	$13,587,908	$4,676,228	$—
Global High Dividend Low Volatility	14,804,319	—	—	13,380,653	—	320,771
Government Money Market	436,020	—	—	1,404,636	—	—
Growth and Income	246,652,811	714,105,669	—	34,554,841	289,550,563	—
Intermediate Bond	75,114,307	91,902	20,114,377	161,769,148	29,891,272	—
Small Company	2,424,704	—	—	4,343,405	4,804,582	—
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of December 31, 2021 were:
	Undistributed Ordinary Income	Undistributed Long-term Capital Gains	Late Year Ordinary Losses Deferred	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards				Total Distributable Earnings/(Loss)
					Amount	Character	Expiration	Other
Balanced	$15,900,043	$30,169,247	$—	$62,997,395	$—	—	—	$(45,498)	$109,021,187
Global High Dividend Low Volatility	10,510,437	8,426,655	—	93,117,001		—	—	(33,919)	112,020,174
Government Money Market	—	—	—	—	—	—	—	(66,392)	(66,392)
Growth and Income	19,032,937	37,842,055	—	691,743,841	—	—	—	(214,317)	748,404,516
Intermediate Bond	—	—	—	28,790,448	(3,416,604)	Short-term	None	(213,003)	25,160,841
Small Company	55,248,253	39,307,791	—	35,496,446	—	—	—	(28,361)	130,024,129
The Portfolios’ major tax jurisdictions are U.S. federal, Arizona state, and Massachusetts state.
As of June 30, 2022, no provision for income tax is required in the Portfolios’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Portfolios’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the preceding four tax years remain subject to examination by these jurisdictions.
NOTE 13 — LONDON INTERBANK OFFERED RATE (“LIBOR”)
In 2017, the UK Financial Conduct Authority announced its intention to cease compelling banks to provide the quotations needed to sustain LIBOR after 2021. On March 5, 2021, ICE Benchmark Administration, the administrator of LIBOR, stated that non-U.S. dollar LIBOR reference rates and the one-week and two-month LIBOR reference rates will cease to be provided or no longer be representative immediately after December 31, 2021 and the remaining more commonly used LIBOR settings will cease to be provided or no longer be representative immediately after June 30, 2023. In addition, global regulators have announced that, with limited exceptions, no new LIBOR-based contracts should be entered into after 2021. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies (e.g., the Secured Overnight Financing Rate for U.S. Dollar LIBOR and the Sterling Overnight Interbank Average Rate for Sterling LIBOR).
Discontinuance of LIBOR and adoption/implementation of alternative rates pose a number of risks, including among others whether any substitute rate will experience the market participation and liquidity necessary to provide a workable substitute for LIBOR; the effect on parties’ existing contractual arrangements, hedging transactions, and investment strategies generally from a conversion from LIBOR to alternative rates; the effect on a Portfolio’s existing investments (including, for example, fixed-income investments; senior loans; CLOs and CDOs; and derivatives transactions), including the possibility that some of those investments may terminate or their terms may be adjusted to the disadvantage of a Portfolio; and the risk of general market disruption during the period of the conversion. It is difficult to predict at this time the likely impact of the transition away from LIBOR on a Portfolio.

NOTES TO FINANCIAL STATEMENTS as of June 30, 2022 (Unaudited) (continued)

NOTE 14 — LIQUIDITY
Consistent with Rule 22e-4 under the 1940 Act, the Portfolios have established a liquidity risk management program to govern their approach to managing liquidity risk (the “Program”). The Board has approved the designation of the Portfolios’ Investment Adviser, Voya Investments, as the program administrator (the “Program Administrator”). The Program Administrator is responsible for implementing and monitoring the Program and has formed a Liquidity Risk Management Committee (the “Committee”) to assess and review, on an ongoing basis, each Portfolio’s liquidity risk.
The Program includes a number of elements that support the management and assessment of liquidity risk, including an annual assessment of liquidity risk factors and the periodic classification (or re-classification, as necessary) of a Portfolio’s investments into buckets (highly liquid, moderately liquid, less liquid and illiquid) that reflect the Committee’s assessment of the investments’ liquidity under current market conditions. The Committee also utilizes Portfolio-specific data, including information regarding a Portfolio’s shareholder base, characteristics of its investments, access to borrowing arrangements and historical redemptions to determine whether a Portfolio will be able to meet its redemption obligations in a timely manner.
During the period covered by the annual assessment, January 1, 2021 through December 31, 2021, the Program supported the Portfolios’ ability to honor redemption requests in a timely manner and the Program Administrator’s management of each Portfolio’s liquidity risk, including during any periods of market volatility and net redemptions.
There can be no assurance that the Program will achieve its objectives under all circumstances in the future. Please refer to each Portfolio’s prospectus for more information regarding each Portfolio’s exposure to liquidity risk and other risks.
NOTE 15 — MARKET DISRUPTION
A Portfolio is subject to the risk that geopolitical events will disrupt securities markets and adversely affect global economies and markets. Due to the increasing interdependence among global economies and markets, conditions in one country, market, or region might adversely impact markets, issuers and/or foreign exchange rates in other countries, including the United States. Wars, terrorism, global health crises and pandemics, and other geopolitical events have led, and in the future may lead, to increased market volatility and may have adverse short- or long-term effects on U.S. and world economies and markets generally. For example, the COVID-19 pandemic has resulted, and may continue to result, in significant market volatility, exchange trading suspensions and closures, declines in global financial markets, higher default rates, and a substantial economic downturn in economies throughout the world. Natural and environmental disasters and systemic market dislocations are also highly disruptive to economies and markets. In addition, military action by Russia in Ukraine could adversely affect global energy and financial markets and therefore could affect the value of a Portfolio’s investments, including beyond a Portfolio’s direct exposure to Russian issuers or nearby geographic regions. The extent and duration of the military action, sanctions and resulting market disruptions are impossible to predict and could be substantial. Those events as well as other changes in non-U.S. and domestic economic, social, and political conditions also could adversely affect individual issuers or related groups of issuers, securities markets, interest rates, credit ratings, inflation, investor sentiment, and other factors affecting the value of the investments of the portfolio and of the Portfolios. Any of these occurrences could disrupt the operations of a Portfolio and of the Portfolios’ service providers.
NOTE 16 — SUBSEQUENT EVENTS
Dividends: Subsequent to June 30, 2022, the following Portfolios declared dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Global High Dividend Low Volatility
Class ADV	$0.0670	July 5, 2022	June 30, 2022
Class I	$0.0811	July 5, 2022	June 30, 2022
Class S	$0.0741	July 5, 2022	June 30, 2022
Class S2	$0.0686	July 5, 2022	June 30, 2022
Class T	$0.0650	July 5, 2022	June 30, 2022
Government Money Market
Class I	$0.0011	August 1, 2022	Daily
Class S	$0.0010	August 1, 2022	Daily
Intermediate Bond
Class ADV	$0.0222	August 1, 2022	Daily
Class I	$0.0272	August 1, 2022	Daily
Class S	$0.0247	August 1, 2022	Daily
Class S2	$0.0232	August 1, 2022	Daily
The Portfolios have evaluated events occurring after the Statements of Assets and Liabilities date through the date that the financial statements were issued (“subsequent events”), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 40.2%
	Communication Services: 2.7%
1,567 (1)	Alphabet, Inc. - Class A	$3,414,900	1.1
9,112	AT&T, Inc.	190,988	0.1
2,796 (2)	Auto Trader Group PLC	18,936	0.0
1,057 (1)	Charter Communications, Inc.	495,236	0.2
20,018	Comcast Corp. - Class A	785,506	0.3
1,300 (3)	Dentsu Group, Inc.	39,192	0.0
7,076	Deutsche Telekom AG	140,737	0.1
641	Electronic Arts, Inc.	77,978	0.0
2,831	Interpublic Group of Cos., Inc.	77,937	0.0
8,542 (1)	Iridium Communications, Inc.	320,838	0.1
2,075 (1)	Live Nation Entertainment, Inc.	171,353	0.1
3,738 (1)	Meta Platforms, Inc.	602,752	0.2
257 (1)	NetFlix, Inc.	44,942	0.0
1,305	New York Times Co.	36,409	0.0
5,569	News Corp - Class A	86,765	0.0
1,127	Nexstar Media Group, Inc.	183,566	0.1
7,000	Nippon Telegraph & Telephone Corp.	201,132	0.1
1,679	Paramount Global - Class B	41,438	0.0
7,151 (1)	Pinterest, Inc.	129,862	0.0
1,359	Publicis Groupe	66,837	0.0
1,559 (2)	Scout24 SE	80,313	0.0
636 (1)	Sea Ltd. ADR	42,523	0.0
7,600	Singapore Telecommunications Ltd.	13,832	0.0
2,900	SoftBank Group Corp.	112,400	0.1
24,827	Spark New Zealand Ltd.	74,301	0.0
1,052	TEGNA, Inc.	22,060	0.0
3,837	Tele2 AB	43,753	0.0
262,094 (1)	Telecom Italia S.p.A. - TIT	68,723	0.0
8,314	Telstra Corp., Ltd.	22,113	0.0
1,522 (1)	T-Mobile US, Inc.	204,770	0.1
874	Verizon Communications, Inc.	44,356	0.0
93,165	Vodafone Group PLC	144,862	0.1
11,828 (1)	Warner Bros Discovery, Inc.	158,732	0.0
9,329	WPP PLC	94,235	0.0
1,261 (1)	Ziff Davis, Inc.	93,982	0.0
		8,348,259	2.7
	Consumer Discretionary: 4.2%
1,056	Adidas AG	187,579	0.1
894	ADT, Inc.	5,498	0.0
1,300 (1)	Airbnb, Inc.	115,804	0.1
20,122 (1)	Amazon.com, Inc.	2,137,158	0.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
497	American Eagle Outfitters, Inc.	$5,556	0.0
1,343 (1)	Aptiv PLC	119,621	0.1
4,763	Aristocrat Leisure Ltd.	113,293	0.0
2,326 (1)	Autonation, Inc.	259,954	0.1
190 (1)	Autozone, Inc.	408,333	0.1
43 (1)	Booking Holdings, Inc.	75,207	0.0
1,575	BorgWarner, Inc.	52,558	0.0
4,930	Boyd Gaming Corp.	245,267	0.1
786	Brunswick Corp.	51,389	0.0
845	Burberry Group PLC	16,952	0.0
1,228 (1)	Carmax, Inc.	111,109	0.0
237	Carter’s, Inc.	16,704	0.0
7,200	Chow Tai Fook Jewellery Group Ltd.	13,600	0.0
1,552	Cie Financiere Richemont SA	166,938	0.1
4,866	Cie Generale des Etablissements Michelin SCA	132,896	0.1
83	Columbia Sportswear Co.	5,941	0.0
1,908 (1)	CROCS, Inc.	92,862	0.0
2,965	Dana, Inc.	41,718	0.0
185 (1)	Deckers Outdoor Corp.	47,240	0.0
2,260 (3)	Dick’s Sporting Goods, Inc.	170,336	0.1
114	Domino’s Pizza, Inc.	44,427	0.0
1,775	Electrolux AB	23,975	0.0
1,305 (1)	Entain PLC	19,859	0.0
404 (2)	Evolution AB	36,958	0.0
57 (1)	Five Below, Inc.	6,466	0.0
22,630	Ford Motor Co.	251,872	0.1
228 (1)(3)	GameStop Corp.	27,884	0.0
10,526 (1)	General Motors Co.	334,306	0.1
2,840	Gentex Corp.	79,435	0.0
3,875	Genuine Parts Co.	515,375	0.2
3,113 (1)	Goodyear Tire & Rubber Co.	33,340	0.0
2,099 (3)	H & M Hennes & Mauritz AB	25,194	0.0
2,944	Harley-Davidson, Inc.	93,207	0.0
2,061	Home Depot, Inc.	565,270	0.2
1,100	Isuzu Motors Ltd.	12,168	0.0
90	Kering SA	46,641	0.0
8,470	Kingfisher PLC	25,313	0.0
732	Kohl’s Corp.	26,125	0.0
2,813 (2)	La Francaise des Jeux SAEM	97,680	0.0
406	Lear Corp.	51,111	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
2,244	Lennar Corp. - Class A	$158,359	0.1
150	Lithia Motors, Inc.	41,221	0.0
8,178	LKQ Corp.	401,458	0.1
405	Lowe’s Cos, Inc.	70,741	0.0
250 (1)	Lululemon Athletica, Inc.	68,153	0.0
391	LVMH Moet Hennessy Louis Vuitton SE	239,636	0.1
2,015	Macy’s, Inc.	36,915	0.0
349	Marriott Vacations Worldwide Corp.	40,554	0.0
1,833 (1)	Mattel, Inc.	40,931	0.0
2,100	Mazda Motor Corp.	17,141	0.0
211	McDonald’s Corp.	52,092	0.0
241	Mercedes-Benz Group AG	13,997	0.0
4,327	MGM Resorts International	125,267	0.1
656	Moncler SpA	28,265	0.0
6,128	Nike, Inc. - Class B	626,282	0.2
541	Nordstrom, Inc.	11,431	0.0
45 (1)	NVR, Inc.	180,186	0.1
145 (1)	Ollie’s Bargain Outlet Holdings, Inc.	8,519	0.0
400	Open House Group Co. Ltd.	15,922	0.0
2,273	Pandora A/S	144,409	0.1
74	Penske Auto Group, Inc.	7,747	0.0
4,787	Persimmon PLC	108,913	0.0
1,331	PVH Corp.	75,734	0.0
908 (1)	Scientific Games Corp.	42,667	0.0
416	SEB SA	40,147	0.0
2,000	Sekisui Chemical Co., Ltd.	27,420	0.0
7,800	Sekisui House Ltd.	136,932	0.1
1,113	Service Corp. International	76,931	0.0
200	Shimano, Inc.	33,691	0.0
600	Sony Group Corp.	48,934	0.0
1,049	Starbucks Corp.	80,133	0.0
4,273	Stellantis NV	53,048	0.0
1,400	Subaru Corp.	24,764	0.0
500	Suzuki Motor Corp.	15,719	0.0
9,054 (1)	Taylor Morrison Home Corp.	211,501	0.1
45,814	Taylor Wimpey PLC	65,259	0.0
595	Tempur Sealy International, Inc.	12,715	0.0
2,297 (1)	Tesla, Inc.	1,546,846	0.5
162	Thor Industries, Inc.	12,106	0.0
1,059	Toll Brothers, Inc.	47,231	0.0
166 (1)	TopBuild Corp.	27,749	0.0
8,300	Toyota Motor Corp.	128,063	0.1
5,291	Travel + Leisure Co.	205,397	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Discretionary (continued)
3,752 (1)	Under Armour, Inc. - Class A	$31,254	0.0
299 (1)	Victoria’s Secret & Co.	8,363	0.0
8,842	Wendy’s Company	166,937	0.1
38 (3)	Whirlpool Corp.	5,885	0.0
447	Williams-Sonoma, Inc.	49,595	0.0
1,902	Wyndham Hotels & Resorts, Inc.	124,999	0.1
920 (1)	YETI Holdings, Inc.	39,808	0.0
1,840	Yum! Brands, Inc.	208,858	0.1
1,002 (1)(2)	Zalando SE	26,395	0.0
		12,923,339	4.2
	Consumer Staples: 2.9%
2,200	Ajinomoto Co., Inc.	53,648	0.0
2,466	Altria Group, Inc.	103,005	0.1
4,896	Archer-Daniels-Midland Co.	379,930	0.1
1,438	Beiersdorf AG	147,564	0.1
3,377 (1)	BellRing Brands, Inc.	84,053	0.0
601 (1)	BJ’s Wholesale Club Holdings, Inc.	37,454	0.0
8,168	British American Tobacco PLC	350,115	0.1
721	Carlsberg A/S	92,146	0.0
14,668	Coca-Cola Co.	922,764	0.3
1,003	Coca-Cola European Partners PLC - USD	51,765	0.0
5,776	Coca-Cola HBC AG	128,699	0.1
15,048	Coles Group Ltd.	185,186	0.1
1,495	Costco Wholesale Corp.	716,524	0.2
934 (1)	Darling Ingredients, Inc.	55,853	0.0
5,796	Davide Campari-Milano NV	61,146	0.0
305	Diageo PLC	13,174	0.0
322	Energizer Holdings, Inc.	9,129	0.0
1,987	Estee Lauder Cos., Inc.	506,029	0.2
3,374	Flowers Foods, Inc.	88,804	0.0
1,097	Heineken Holding NV	79,692	0.0
1,295 (1)	HelloFresh SE	42,249	0.0
3,908 (1)	Herbalife Nutrition Ltd.	79,919	0.0
10,734	J Sainsbury Plc	26,713	0.0
11,100 (3)	Japan Tobacco, Inc.	192,350	0.1
1,908	Kesko OYJ	45,155	0.0
1,782	Keurig Dr Pepper, Inc.	63,065	0.0
900	Kobayashi Pharmaceutical Co., Ltd.	55,738	0.0
861	L’Oreal S.A.	298,945	0.1
3,605 (1)	Monster Beverage Corp.	334,183	0.1
3,469	Nestle SA	405,432	0.1
2,637	Nu Skin Enterprises, Inc.	114,182	0.1
7,320	PepsiCo, Inc.	1,219,951	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Consumer Staples (continued)
3,507 (1)	Performance Food Group Co.	$161,252	0.1
640	Pernod Ricard SA	118,320	0.1
8,318	Philip Morris International, Inc.	821,319	0.3
523 (1)	Post Holdings, Inc.	43,069	0.0
2,663	Procter & Gamble Co.	382,913	0.1
54	Sanderson Farms, Inc.	11,639	0.0
2,524	Swedish Match AB	25,751	0.0
5,103	Treasury Wine Estates Ltd.	40,019	0.0
3,388	Tyson Foods, Inc.	291,571	0.1
610	Unilever PLC	27,707	0.0
11	Unilever PLC - ULVRL	501	0.0
500	Yakult Honsha Co., Ltd.	28,840	0.0
		8,897,463	2.9
	Energy: 1.7%
5,711	Ampol Ltd.	134,794	0.1
11,709	Baker Hughes Co.	338,039	0.1
51,813	BP PLC	243,288	0.1
2,031	ChampionX Corp.	40,315	0.0
1,695	Cheniere Energy, Inc.	225,486	0.1
2,585	Chevron Corp.	374,256	0.1
7,067 (1)	CNX Resources Corp.	116,323	0.0
6,338	ConocoPhillips	569,216	0.2
1,804	Devon Energy Corp.	99,418	0.0
963	Diamondback Energy, Inc.	116,667	0.0
1,861 (3)	ENI S.p.A.	22,073	0.0
2,788	EOG Resources, Inc.	307,907	0.1
2,009	EQT Corp.	69,110	0.0
1,952	Equinor ASA	68,018	0.0
2,456	Equitrans Midstream Corp.	15,620	0.0
7,236	Exxon Mobil Corp.	619,691	0.2
808	HF Sinclair Corp.	36,489	0.0
2,700 (3)	Inpex Corp.	28,945	0.0
5,502	Marathon Petroleum Corp.	452,319	0.2
439	Matador Resources Co.	20,453	0.0
1,153	Occidental Petroleum Corp.	67,889	0.0
671	OMV AG	31,558	0.0
489	PDC Energy, Inc.	30,127	0.0
1,497	Phillips 66	122,739	0.1
2,021 (1)	Range Resources Corp.	50,020	0.0
8,531 (3)	Repsol SA	125,765	0.0
23,529	Santos Ltd.	119,296	0.0
8,703	Shell PLC	226,650	0.1
7,543	Targa Resources Corp.	450,091	0.2
1,568 (3)	TotalEnergies SE	82,535	0.0
1,549	Valero Energy Corp.	164,628	0.1
		5,369,725	1.7
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials: 5.3%
11,208	3i Group PLC	$151,911	0.1
17,495	Abrdn PLC	34,149	0.0
85	Affiliated Managers Group, Inc.	9,911	0.0
4,600	AIA Group Ltd.	50,262	0.0
182	American Financial Group, Inc.	25,263	0.0
532	Ameriprise Financial, Inc.	126,446	0.1
2,286	Aon PLC	616,488	0.2
4,635	Australia & New Zealand Banking Group Ltd.	70,594	0.0
9,999	AXA S.A.	228,394	0.1
16,702	Banco Bilbao Vizcaya Argentaria SA	75,871	0.0
22,510	Bank of America Corp.	700,736	0.2
1,674	Bank OZK	62,825	0.0
102,329	Barclays PLC	191,351	0.1
2,962 (1)	Berkshire Hathaway, Inc. - Class B	808,685	0.3
510	Blackrock, Inc.	310,610	0.1
688	Blackstone, Inc.	62,766	0.0
4,685	BNP Paribas	224,094	0.1
3,500	BOC Hong Kong Holdings Ltd.	13,898	0.0
3,358	Capital One Financial Corp.	349,870	0.1
7,970	Charles Schwab Corp.	503,545	0.2
12,550	Citigroup, Inc.	577,175	0.2
5,297	Citizens Financial Group, Inc.	189,050	0.1
2,183	CNO Financial Group, Inc.	39,490	0.0
418	Commerce Bancshares, Inc.	27,442	0.0
4,557 (1)	Commerzbank AG	32,333	0.0
354	Commonwealth Bank of Australia	22,117	0.0
2,300	Dai-ichi Life Holdings, Inc.	42,539	0.0
10,216	Deutsche Bank AG	89,776	0.0
1,794	Discover Financial Services	169,677	0.1
1,422	East West Bancorp, Inc.	92,146	0.0
1,656	Erste Group Bank AG	42,081	0.0
1,946	Essent Group Ltd.	75,699	0.0
728	Evercore, Inc.	68,148	0.0
27	Everest Re Group Ltd.	7,568	0.0
466	EXOR NV	29,120	0.0
5,956	FinecoBank Banca Fineco SpA	71,452	0.0
1,187	First American Financial Corp.	62,816	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,862	FNB Corp.	$63,661	0.0
1,990	Gjensidige Forsikring ASA	40,509	0.0
5,880	Hancock Whitney Corp.	260,660	0.1
631	Hanover Insurance Group, Inc.	92,284	0.0
6,450	Hartford Financial Services Group, Inc.	422,024	0.1
8,257	HSBC Holdings PLC	53,939	0.0
505	Industrivarden AB - Class A	11,417	0.0
2,461	ING Groep NV	24,245	0.0
6,114	International Bancshares Corp.	245,049	0.1
733	Jefferies Financial Group, Inc.	20,245	0.0
3,254	JPMorgan Chase & Co.	366,433	0.1
186 (3)	Lazard Ltd.	6,028	0.0
7,373	Loews Corp.	436,924	0.2
5,202	Marsh & McLennan Cos., Inc.	807,611	0.3
18,979	Medibank Pvt Ltd.	42,687	0.0
8,098	Metlife, Inc.	508,473	0.2
6,026	MGIC Investment Corp.	75,928	0.0
36,900	Mitsubishi HC Capital, Inc.	170,307	0.1
7,400	Mitsubishi UFJ Financial Group, Inc.	39,590	0.0
6,533	Morgan Stanley	496,900	0.2
69,779	Natwest Group PLC	185,735	0.1
1,996	Navient Corp.	27,924	0.0
12,187	New Residential Investment Corp.	113,583	0.0
6,947 (3)	New York Community Bancorp., Inc.	63,426	0.0
3,161	NN Group NV	143,171	0.0
14,463	Nordea Bank Abp	127,759	0.0
11,898	Old Republic International Corp.	266,039	0.1
270	OneMain Holdings, Inc.	10,093	0.0
5,100	ORIX Corp.	85,475	0.0
25,800	Oversea-Chinese Banking Corp., Ltd.	211,639	0.1
269	Popular, Inc.	20,694	0.0
3,645 (2)(3)	Poste Italiane SpA	34,105	0.0
169	Primerica, Inc.	20,228	0.0
927	Prosperity Bancshares, Inc.	63,286	0.0
3,080	QBE Insurance Group Ltd.	25,881	0.0
661	Reinsurance Group of America, Inc.	77,529	0.0
318	S&P Global, Inc.	107,185	0.0
963	Schroders PLC	31,459	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
5,985	Societe Generale	$132,327	0.0
3,600	Sompo Holdings, Inc.	159,005	0.1
20,983	Standard Chartered PLC	158,409	0.1
10,933	Starwood Property Trust, Inc.	228,390	0.1
2,947	Stifel Financial Corp.	165,091	0.1
7,900	Sumitomo Mitsui Financial Group, Inc.	234,828	0.1
6,600	Sumitomo Mitsui Trust Holdings, Inc.	203,979	0.1
2,139	Synovus Financial Corp.	77,111	0.0
1,500	T&D Holdings, Inc.	17,956	0.0
3,582	T. Rowe Price Group, Inc.	406,951	0.1
4,400	Tokio Marine Holdings, Inc.	256,573	0.1
10,332	UBS Group AG	167,035	0.1
848	UMB Financial Corp.	73,013	0.0
5,581	Unum Group	189,866	0.1
10,364	US Bancorp	476,951	0.2
1,120	Washington Federal, Inc.	33,622	0.0
19,451	Wells Fargo & Co.	761,896	0.3
913	Wintrust Financial Corp.	73,177	0.0
648	Zurich Insurance Group AG	282,576	0.1
		16,155,179	5.3
	Health Care: 6.0%
3,308	Abbott Laboratories	359,414	0.1
944	AbbVie, Inc.	144,583	0.1
4,236	Agilent Technologies, Inc.	503,110	0.2
215 (1)	Align Technology, Inc.	50,884	0.0
208 (1)	Amedisys, Inc.	21,865	0.0
4,000	Astellas Pharma, Inc.	62,407	0.0
1,901	AstraZeneca PLC	250,783	0.1
668 (1)	Biogen, Inc.	136,232	0.1
12,852	Bristol-Myers Squibb Co.	989,604	0.3
311	Bruker Corp.	19,518	0.0
4,617 (1)	Centene Corp.	390,644	0.1
1,838	Cigna Corp.	484,350	0.2
850	CSL Ltd.	157,824	0.1
6,061	CVS Health Corp.	561,612	0.2
1,500	Daiichi Sankyo Co., Ltd.	38,149	0.0
627	Danaher Corp.	158,957	0.1
637 (1)	DexCom, Inc.	47,476	0.0
4,732 (1)	Edwards Lifesciences Corp.	449,966	0.2
400	Eisai Co., Ltd.	16,912	0.0
1,345	Elevance Health, Inc.	649,070	0.2
1,313	Eli Lilly & Co.	425,714	0.2
572 (1)	Envista Holdings Corp.	22,045	0.0
3,003 (1)	Exelixis, Inc.	62,522	0.0
829 (1)(3)	Figs, Inc.	7,552	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
950	Getinge AB	$22,018	0.0
1,336	Gilead Sciences, Inc.	82,578	0.0
1,015 (1)	Globus Medical, Inc.	56,982	0.0
11,876	GSK PLC	255,947	0.1
1,130 (1)	Halozyme Therapeutics, Inc.	49,720	0.0
5,185	Hikma Pharmaceuticals PLC	102,303	0.0
5,683 (1)	Hologic, Inc.	393,832	0.1
1,500	Hoya Corp.	128,374	0.0
186	Humana, Inc.	87,061	0.0
317 (1)	Inari Medical, Inc.	21,553	0.0
1,101	Ipsen SA	104,247	0.0
29 (1)	IQVIA Holdings, Inc.	6,293	0.0
544 (1)	Jazz Pharmaceuticals PLC	84,869	0.0
9,970	Johnson & Johnson	1,769,775	0.6
1,900	Kyowa Kirin Co., Ltd.	42,896	0.0
150	Laboratory Corp. of America Holdings	35,154	0.0
342 (1)	LivaNova PLC	21,365	0.0
276 (1)	Masimo Corp.	36,065	0.0
954	McKesson Corp.	311,204	0.1
314 (1)	Medpace Holdings, Inc.	46,996	0.0
3,314	Medtronic PLC	297,432	0.1
10,033	Merck & Co., Inc.	914,709	0.3
9 (1)	Mettler Toledo International, Inc.	10,339	0.0
370 (1)	Moderna, Inc.	52,854	0.0
1,027 (1)	Molina Healthcare, Inc.	287,159	0.1
222 (1)	Natera, Inc.	7,868	0.0
786 (1)	Neurocrine Biosciences, Inc.	76,619	0.0
1,930	Novartis AG	163,627	0.1
2,908	Novo Nordisk A/S	322,504	0.1
538 (1)	NuVasive, Inc.	26,448	0.0
4,500	Olympus Corp.	91,193	0.0
6,600	Ono Pharmaceutical Co., Ltd.	169,549	0.1
1,238 (1)	Option Care Health, Inc.	34,404	0.0
5,300 (3)	Otsuka Holdings Co. Ltd.	189,193	0.1
529	Patterson Cos., Inc.	16,029	0.0
158	Perrigo Co. PLC	6,410	0.0
16,807	Pfizer, Inc.	881,191	0.3
817 (1)	Progyny, Inc.	23,734	0.0
65	Quest Diagnostics, Inc.	8,644	0.0
322 (1)	QuidelOrtho Corp.	31,292	0.0
707 (1)	Regeneron Pharmaceuticals, Inc.	417,929	0.2
49 (1)	Repligen Corp.	7,958	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
1,722	Roche Holding AG-GENUSSCHEIN	$575,664	0.2
2,798 (1)	Sage Therapeutics, Inc.	90,375	0.0
1,993	Sanofi	200,987	0.1
74	Sartorius Stedim Biotech	23,348	0.0
571 (1)	Seagen, Inc.	101,033	0.0
546 (1)	Shockwave Medical, Inc.	104,379	0.1
6,148	Sonic Healthcare Ltd.	140,133	0.0
562	Sonova Holding AG - Reg	179,605	0.1
579 (1)	Staar Surgical Co.	41,068	0.0
579	Straumann Holding AG	69,750	0.0
528 (1)	Syneos Health, Inc.	37,847	0.0
2,100	Takeda Pharmaceutical Co., Ltd.	58,986	0.0
2,469 (1)	Tandem Diabetes Care, Inc.	146,140	0.1
609 (1)	Tenet Healthcare Corp.	32,009	0.0
1,549	Thermo Fisher Scientific, Inc.	841,541	0.3
1,076	UCB S.A.	91,180	0.0
253 (1)	United Therapeutics Corp.	59,617	0.0
2,505	UnitedHealth Group, Inc.	1,286,643	0.4
118 (1)	Veeva Systems, Inc.	23,369	0.0
1,253 (1)	Vertex Pharmaceuticals, Inc.	353,083	0.1
1,432	Zoetis, Inc.	246,146	0.1
		18,410,413	6.0
	Industrials: 3.8%
406	ABB Ltd.	10,888	0.0
3,630	ACS Actividades de Construccion y Servicios SA	88,469	0.0
945	Acuity Brands, Inc.	145,568	0.0
2,122	Adecco Group AG	72,328	0.0
7,321	AECOM	477,476	0.2
374	AGCO Corp.	36,914	0.0
3,267	Allegion Public Ltd.	319,839	0.1
3,113	AO Smith Corp.	170,219	0.1
48	AP Moller - Maersk A/S - Class B	112,685	0.1
520 (1)	ASGN, Inc.	46,930	0.0
704	Assa Abloy AB	15,023	0.0
9,991	Atlas Copco AB	93,516	0.0
28,465	Aurizon Holdings Ltd.	74,864	0.0
255 (1)	Avis Budget Group, Inc.	37,505	0.0
530	Brenntag SE	34,704	0.0
1,446 (1)	Builders FirstSource, Inc.	77,650	0.0
39 (1)	CACI International, Inc.	10,989	0.0
108	Carlisle Cos., Inc.	25,770	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
66 (1)	Chart Industries, Inc.	$11,047	0.0
3,466	Cie de Saint-Gobain	149,764	0.1
10,500	CK Hutchison Holdings Ltd.	71,232	0.0
494 (1)	Clean Harbors, Inc.	43,309	0.0
4,893	CNH Industrial NV	56,589	0.0
998 (1)	Copa Holdings S.A.- Class A	63,243	0.0
3,718 (1)	Copart, Inc.	403,998	0.1
1,774 (1)	CoStar Group, Inc.	107,167	0.0
1,867	Crane Holdings Co.	163,474	0.1
7,122	CSX Corp.	206,965	0.1
267	Curtiss-Wright Corp.	35,260	0.0
5,600	Dai Nippon Printing Co., Ltd.	120,459	0.1
1,441	DCC PLC	89,654	0.0
5,664	Deutsche Post AG	213,852	0.1
350	Dover Corp.	42,462	0.0
423 (1)	Dun & Bradstreet Holdings, Inc.	6,358	0.0
194 (1)	Dycom Industries, Inc.	18,050	0.0
831	Eiffage SA	75,173	0.0
5,736	Emerson Electric Co.	456,241	0.2
182	EnerSys	10,731	0.0
3,590	Epiroc AB-A	55,663	0.0
259	Equifax, Inc.	47,340	0.0
724	FedEx Corp.	164,138	0.1
1,599	Ferguson PLC	179,124	0.1
2,192	Flowserve Corp.	62,757	0.0
831 (1)(3)	Fluor Corp.	20,226	0.0
8,707	Fortive Corp.	473,487	0.2
193 (1)	FTI Consulting, Inc.	34,904	0.0
2,565	GEA Group AG	88,924	0.0
7,795	General Electric Co.	496,308	0.2
153	Graco, Inc.	9,090	0.0
280 (1)	GXO Logistics, Inc.	12,116	0.0
395 (1)	Hayward Holdings, Inc.	5,684	0.0
591	Hexcel Corp.	30,915	0.0
229	Hubbell, Inc.	40,895	0.0
522 (1)	IAA, Inc.	17,106	0.0
3,386	Indutrade AB	62,126	0.0
1,791	Insperity, Inc.	178,795	0.1
2,800	Jardine Matheson Holdings Ltd.	147,123	0.1
18,470 (1)	JetBlue Airways Corp.	154,594	0.1
6,209	Johnson Controls International plc	297,287	0.1
211	KBR, Inc.	10,210	0.0
979	Knight-Swift Transportation Holdings, Inc.	45,318	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
1,847	Legrand S.A.	$137,138	0.1
32	Lennox International, Inc.	6,611	0.0
4,800	Lixil Corp.	90,219	0.0
1,271	Manpowergroup, Inc.	97,117	0.0
724 (1)	Mastec, Inc.	51,882	0.0
154 (1)	Middleby Corp.	19,305	0.0
600	MISUMI Group, Inc.	12,672	0.0
8,000	Mitsubishi Electric Corp.	85,993	0.0
1,400	Mitsubishi Heavy Industries Ltd.	48,932	0.0
1,300	Nihon M&A Center Holdings, Inc.	13,858	0.0
1,700	NIPPON EXPRESS HOLDINGS INC	92,604	0.0
2,063	nVent Electric PLC	64,634	0.0
2,601	Owens Corning, Inc.	193,280	0.1
1,311	Parker Hannifin Corp.	322,572	0.1
6,341	Pentair PLC	290,228	0.1
849	Randstad NV	41,033	0.0
3,200	Recruit Holdings Co. Ltd.	94,241	0.0
1,451	Regal Rexnord Corp.	164,717	0.1
1,228	Rockwell Automation, Inc.	244,753	0.1
866	Ryder System, Inc.	61,538	0.0
921 (1)	Saia, Inc.	173,148	0.1
2,772	Sandvik AB	45,176	0.0
836	Schneider Electric SE	99,614	0.1
2,900	Secom Co., Ltd.	179,060	0.1
2,517 (3)	Securitas AB	21,762	0.0
134	Sensata Technologies Holding PLC	5,535	0.0
1,000	SG Holdings Co. Ltd.	16,910	0.0
2,252	Siemens AG	231,499	0.1
18,000	SITC International Holdings Co. Ltd.	51,195	0.0
5,117	SKF AB - B Shares	75,917	0.0
1,452	Snap-On, Inc.	286,088	0.1
2,117 (1)	Southwest Airlines Co.	76,466	0.0
51	Teleperformance	15,748	0.0
1,251	Terex Corp.	34,240	0.0
93	Tetra Tech, Inc.	12,699	0.0
3,023	Textron, Inc.	184,615	0.1
905	Timken Co.	48,010	0.0
75	Toro Co.	5,684	0.0
8,484	Transurban Group - Stapled Security	84,410	0.0
319 (1)	Trex Co., Inc.	17,360	0.0
1,056 (1)	United Rentals, Inc.	256,513	0.1
449 (1)	Univar Solutions, Inc.	11,167	0.0
1,952	Verisk Analytics, Inc.	337,872	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials (continued)
7,241	Volvo AB - B Shares	$112,666	0.1
63	Watsco, Inc.	15,046	0.0
830	Watts Water Technologies, Inc.	101,957	0.0
1,041	Westinghouse Air Brake Technologies Corp.	85,445	0.0
195	Wolters Kluwer NV	18,899	0.0
653	Woodward, Inc.	60,396	0.0
4,300	Yamato Holdings Co., Ltd.	68,814	0.0
		11,697,733	3.8
	Information Technology: 9.2%
2,323	Accenture PLC	644,981	0.2
1,290 (1)	ACI Worldwide, Inc.	33,398	0.0
2,074 (1)	Adobe, Inc.	759,208	0.3
617 (1)	Advanced Micro Devices, Inc.	47,182	0.0
400	Advantest Corp.	21,511	0.0
69 (1)(2)	Adyen NV	99,577	0.0
2,974 (1)	Akamai Technologies, Inc.	271,615	0.1
5,008	Amdocs Ltd.	417,216	0.1
38,258	Apple, Inc.	5,230,634	1.7
4,961	Applied Materials, Inc.	451,352	0.2
2,593 (1)	Arrow Electronics, Inc.	290,649	0.1
447	ASM International NV	111,217	0.1
541	ASML Holding NV	255,590	0.1
107 (1)	Aspen Technology, Inc.	19,654	0.0
433 (1)	Autodesk, Inc.	74,459	0.0
2,030	Automatic Data Processing, Inc.	426,381	0.1
1,980	Avnet, Inc.	84,902	0.0
84	Broadcom, Inc.	40,808	0.0
2,699 (1)	Cadence Design Systems, Inc.	404,931	0.1
755 (1)	Calix, Inc.	25,776	0.0
204	Capgemini SE	35,182	0.0
1,384 (1)	Check Point Software Technologies	168,544	0.1
1,355 (1)	Ciena Corp.	61,923	0.0
22,059	Cisco Systems, Inc.	940,596	0.3
5,073	Cognex Corp.	215,704	0.1
7,094	Cognizant Technology Solutions Corp.	478,774	0.2
820 (1)	Commvault Systems, Inc.	51,578	0.0
197	Concentrix Corp.	26,721	0.0
500 (1)	Crowdstrike Holdings, Inc.	84,280	0.0
3,862	Dassault Systemes SE	143,052	0.1
16,479 (1)	Dropbox, Inc.	345,894	0.1
203 (1)	Envestnet, Inc.	10,712	0.0
288 (1)	EPAM Systems, Inc.	84,897	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
71 (1)	Euronet Worldwide, Inc.	$7,142	0.0
1,490 (1)	F5, Inc.	228,030	0.1
40 (1)	Fair Isaac Corp.	16,036	0.0
100	Fujitsu Ltd.	12,513	0.0
12,159	Genpact Ltd.	515,055	0.2
4,284	Halma PLC	105,181	0.0
600	Hirose Electric Co., Ltd.	79,669	0.0
364 (1)	HubSpot, Inc.	109,437	0.0
741 (1)(3)	II-VI, Inc.	37,754	0.0
15,709	Intel Corp.	587,674	0.2
14,095	Juniper Networks, Inc.	401,707	0.1
300	Keyence Corp.	102,881	0.0
746 (1)	Keysight Technologies, Inc.	102,836	0.0
663	KLA Corp.	211,550	0.1
610	Lam Research Corp.	259,952	0.1
1,498 (1)	Lattice Semiconductor Corp.	72,653	0.0
170 (1)	Lumentum Holdings, Inc.	13,501	0.0
771	Mastercard, Inc. - Class A	243,235	0.1
18,904	Microsoft Corp.	4,855,114	1.6
324	MKS Instruments, Inc.	33,252	0.0
230 (1)	MongoDB, Inc.	59,685	0.0
679	Monolithic Power Systems, Inc.	260,763	0.1
1,315	National Instruments Corp.	41,067	0.0
363	Nemetschek SE	22,084	0.0
5,936	NetApp, Inc.	387,265	0.1
6,030	Nvidia Corp.	914,088	0.3
6,593 (1)	Palantir Technologies, Inc.	59,799	0.0
644 (1)	Palo Alto Networks, Inc.	318,097	0.1
733 (1)	Paylocity Holding Corp.	127,850	0.1
1,652 (1)	PayPal Holdings, Inc.	115,376	0.0
361	Power Integrations, Inc.	27,079	0.0
238 (1)	Pure Storage, Inc. - Class A	6,119	0.0
2,646 (1)	Qorvo, Inc.	249,571	0.1
3,998	Qualcomm, Inc.	510,705	0.2
2,379 (1)	Qualys, Inc.	300,087	0.1
1,300	Rohm Co., Ltd.	91,130	0.0
22,180	Sage Group PLC/The	171,757	0.1
3,728 (1)	Salesforce, Inc.	615,269	0.2
142	SAP SE	12,943	0.0
4,900	SCSK Corp.	83,215	0.0
1,012 (1)	Semtech Corp.	55,630	0.0
1,119 (1)	ServiceNow, Inc.	532,107	0.2
33 (1)	SiTime Corp.	5,380	0.0
242 (1)	SolarEdge Technologies, Inc.	66,231	0.0
3,890	STMicroelectronics NV-STM1	123,022	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
348 (1)(3)	Synaptics, Inc.	$41,081	0.0
786 (1)	Synopsys, Inc.	238,708	0.1
9,736	Telefonaktiebolaget LM Ericsson	72,718	0.0
234 (1)	Teradata Corp.	8,660	0.0
1,935	Teradyne, Inc.	173,279	0.1
3,019	Texas Instruments, Inc.	463,869	0.2
1,700	TIS, Inc.	44,728	0.0
100	Tokyo Electron Ltd.	32,639	0.0
2,234	Universal Display Corp.	225,947	0.1
11,300	Venture Corp. Ltd.	135,357	0.1
3,915	Visa, Inc. - Class A	770,824	0.3
1,380	WiseTech Global Ltd.	36,187	0.0
1,085 (1)	Wix.com Ltd.	71,122	0.0
2,032 (1)	Workday, Inc.	283,627	0.1
1,035 (1)	Xero Ltd.	55,208	0.0
		28,164,343	9.2
	Materials: 1.6%
331	Air Liquide SA	44,554	0.0
705	Air Products & Chemicals, Inc.	169,538	0.1
1,049	Alcoa Corp.	47,813	0.0
3,964	Anglo American PLC	141,707	0.1
140	Aptargroup, Inc.	14,449	0.0
1,100	ArcelorMittal SA	24,668	0.0
666	Arkema SA	59,576	0.0
1,600	Asahi Kasei Corp.	12,172	0.0
604	Ashland Global Holdings, Inc.	62,242	0.0
997	Avient Corp.	39,960	0.0
2,877	BASF SE	125,876	0.1
9,890	BHP Group Ltd. Australian	283,186	0.1
963	CF Industries Holdings, Inc.	82,558	0.0
212	Chemours Co.	6,788	0.0
1,494 (1)	Cleveland-Cliffs, Inc.	22,963	0.0
233	Commercial Metals Co.	7,712	0.0
771	Corteva, Inc.	41,742	0.0
1,137 (2)	Covestro AG	39,509	0.0
5,033	CRH PLC	173,684	0.1
441	Eagle Materials, Inc.	48,484	0.0
1,177	Element Solutions, Inc.	20,951	0.0
5,787	Freeport-McMoRan, Inc.	169,328	0.1
595	Greif, Inc. - Class A	37,116	0.0
2,397	HeidelbergCement AG	115,731	0.0
1,700 (1)	Hitachi Metals Ltd.	25,735	0.0
4,018	Holcim AG	172,330	0.1
5,005 (1)	Ingevity Corp.	316,016	0.1
2,229	James Hardie Industries SE	48,799	0.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Materials (continued)
1,559	Linde PLC	$448,259	0.2
728	Louisiana-Pacific Corp.	38,154	0.0
435	Mineral Resources Ltd.	14,600	0.0
4,143	Minerals Technologies, Inc.	254,132	0.1
1,368	Newcrest Mining Ltd.	19,489	0.0
1,400	Nippon Sanso Holdings Corp.	22,416	0.0
2,100	Nissan Chemical Corp.	96,930	0.0
200	Nitto Denko Corp.	12,936	0.0
2,446	Norsk Hydro ASA	13,823	0.0
386	Nucor Corp.	40,302	0.0
550	OCI NV	18,093	0.0
372	Olin Corp.	17,216	0.0
1,528	Packaging Corp. of America	210,100	0.1
508	Reliance Steel & Aluminum Co.	86,289	0.0
2,575	Rio Tinto Ltd.	183,697	0.1
744	Royal Gold, Inc.	79,444	0.0
116	RPM International, Inc.	9,132	0.0
117	Sealed Air Corp.	6,753	0.0
100	Shin-Etsu Chemical Co., Ltd.	11,241	0.0
532	Sika AG	122,805	0.1
21,601	South32 Ltd. - AUD	58,532	0.0
954	Steel Dynamics, Inc.	63,107	0.0
29,200	Sumitomo Chemical Co., Ltd.	114,280	0.0
354	Symrise AG	38,609	0.0
2,157	United States Steel Corp.	38,632	0.0
220	Valvoline, Inc.	6,343	0.0
990	Voestalpine AG	21,159	0.0
10,040	WestRock Co.	399,994	0.2
2,731	Yara International ASA	114,432	0.0
		4,916,086	1.6
	Real Estate: 1.4%
3,565	Brixmor Property Group, Inc.	72,049	0.0
5,767 (1)	CBRE Group, Inc.	424,509	0.2
10,000	CK Asset Holdings Ltd.	71,053	0.0
324	Corporate Office Properties Trust SBI MD	8,486	0.0
1,435	Cousins Properties, Inc.	41,945	0.0
5,000	Daiwa House Industry Co., Ltd.	116,935	0.0
2,132	Digital Realty Trust, Inc.	276,798	0.1
2,510	Douglas Emmett, Inc.	56,174	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Real Estate (continued)
576	First Industrial Realty Trust, Inc.	$27,348	0.0
416	Healthcare Realty Trust, Inc.	11,315	0.0
9,946	Highwoods Properties, Inc.	340,054	0.1
8,367	Iron Mountain, Inc.	407,389	0.2
485 (1)	Jones Lang LaSalle, Inc.	84,807	0.0
6,441	Kilroy Realty Corp.	337,057	0.1
1,633	Lamar Advertising Co.	143,655	0.1
850	Life Storage, Inc.	94,911	0.0
89,600	Mapletree Logistics Trust	108,430	0.0
392	Medical Properties Trust, Inc.	5,986	0.0
2,290	Mid-America Apartment Communities, Inc.	399,994	0.1
8,510	Mirvac Group	11,633	0.0
5,800	Mitsui Fudosan Co., Ltd.	124,612	0.1
2,338	National Retail Properties, Inc.	100,534	0.1
949	National Storage Affiliates Trust	47,516	0.0
4,600	Nomura Real Estate Holdings, Inc.	112,541	0.0
1,732	Physicians Realty Trust	30,223	0.0
2,525	ProLogis, Inc.	297,066	0.1
114	Rexford Industrial Realty, Inc.	6,565	0.0
722	SBA Communications Corp.	231,076	0.1
7,214	Scentre Group	12,953	0.0
12,391	Segro PLC	147,921	0.1
1,277	SL Green Realty Corp.	58,934	0.0
2,038	Spirit Realty Capital, Inc.	76,996	0.0
15,500	Swire Pacific Ltd. - Class A	92,570	0.0
		4,380,035	1.4
	Utilities: 1.4%
119	ALLETE, Inc.	6,995	0.0
4,215	Atmos Energy Corp.	472,501	0.2
105	Black Hills Corp.	7,641	0.0
738	DTE Energy Co.	93,541	0.1
31,265	Enel S.p.A.	171,465	0.1
4,728	Engie SA	54,746	0.0
170	Essential Utilities, Inc.	7,794	0.0
5,941	Eversource Energy	501,836	0.2
16,347	Iberdrola S.A. - IBEE	170,196	0.1
8,392	National Fuel Gas Co.	554,292	0.2
602	New Jersey Resources Corp.	26,807	0.0
4,823	NextEra Energy, Inc.	373,590	0.1
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
422	ONE Gas, Inc.	$34,262	0.0
9,600	Osaka Gas Co., Ltd.	183,986	0.1
19,000	Power Assets Holdings Ltd.	119,698	0.0
3,060	PPL Corp.	83,018	0.0
4,691	Sempra Energy	704,917	0.2
636	Southwest Gas Holdings, Inc.	55,383	0.0
7,100	Tokyo Gas Co., Ltd.	147,141	0.0
9,338	UGI Corp.	360,540	0.1
3,846 (3)	Veolia Environnement	94,279	0.0
767	Vistra Corp.	17,526	0.0
		4,242,154	1.4
	Total Common Stock (Cost $122,751,120)	123,504,729	40.2
EXCHANGE-TRADED FUNDS: 29.1%
55,269 (3)	iShares 20+ Year Treasury Bond ETF	6,348,750	2.1
446	iShares Core S&P Mid-Cap ETF	100,899	0.0
314	iShares MSCI EAFE ETF	19,622	0.0
116,591	iShares MSCI Japan ETF	6,159,503	2.0
53,904 (3)	iShares Russell 2000 ETF	9,129,181	3.0
55,358 (3)	Schwab U.S. TIPS ETF	3,088,976	1.0
163,040 (3)	SPDR S&P 500 ETF Trust	61,506,840	20.0
73,877	Vanguard Emerging Markets ETF	3,076,977	1.0
	Total Exchange-Traded Funds (Cost $91,444,924)	89,430,748	29.1
MUTUAL FUNDS: 2.9%
	Affiliated Investment Companies: 2.9%
191,696	Voya Floating Rate Fund - Class P	1,598,745	0.5
528,480	Voya High Yield Bond Fund - Class P	3,514,391	1.1
407,723	Voya Short Term Bond Fund - Class R6	3,828,518	1.3
	Total Mutual Funds (Cost $9,786,935)	8,941,654	2.9
PREFERRED STOCK: 0.1%
	Consumer Discretionary: 0.1%
1,154	Porsche AG	76,754	0.1
451	Volkswagen AG	60,723	0.0
		137,477	0.1
	Consumer Staples: 0.0%
1,351	Henkel AG & Co. KGaA	83,601	0.0
	Total Preferred Stock (Cost $357,150)	221,078	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 8.9%
	Basic Materials: 0.1%
13,000	Albemarle Corp., 5.050%, 06/01/2032	$12,712	0.0
17,000 (3)	Albemarle Corp., 5.650%, 06/01/2052	17,040	0.0
10,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	9,815	0.0
12,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	12,097	0.0
30,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	25,844	0.0
46,000	Dow Chemical Co., 4.250%, 10/01/2034	43,703	0.0
55,000	Dow Chemical Co., 4.375%, 11/15/2042	48,550	0.1
11,000	Ecolab, Inc., 2.750%, 08/18/2055	7,686	0.0
40,000 (2)	Georgia-Pacific LLC, 0.950%, 05/15/2026	35,621	0.0
39,000	Mosaic Co/The, 5.450%, 11/15/2033	40,232	0.0
31,000	Nucor Corp., 3.850%, 04/01/2052	25,260	0.0
27,000	Nucor Corp., 4.300%, 05/23/2027	26,924	0.0
32,000	PPG Industries, Inc., 1.200%, 03/15/2026	28,786	0.0
7,000	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	5,133	0.0
47,000	RPM International, Inc., 2.950%, 01/15/2032	39,058	0.0
21,000	Steel Dynamics, Inc., 1.650%, 10/15/2027	18,046	0.0
15,000	Steel Dynamics, Inc., 2.400%, 06/15/2025	14,204	0.0
19,000	Teck Resources Ltd., 5.400%, 02/01/2043	17,704	0.0
		428,415	0.1
	Communications: 0.7%
43,000	Amazon.com, Inc., 2.100%, 05/12/2031	36,867	0.0
131,000	Amazon.com, Inc., 2.875%, 05/12/2041	105,019	0.1
51,000 (3)	Amazon.com, Inc., 3.600%, 04/13/2032	49,161	0.0
25,000	Amazon.com, Inc., 3.950%, 04/13/2052	23,140	0.0
25,000	Amazon.com, Inc., 4.100%, 04/13/2062	22,669	0.0
49,000	AT&T, Inc., 2.550%, 12/01/2033	39,807	0.0
120,000	AT&T, Inc., 3.500%, 06/01/2041	96,017	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
20,000	AT&T, Inc., 3.550%, 09/15/2055	$15,018	0.0
95,000	AT&T, Inc., 3.650%, 09/15/2059	71,361	0.0
14,000	AT&T, Inc., 4.500%, 05/15/2035	13,324	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	17,273	0.0
30,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	20,866	0.0
35,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	23,085	0.0
21,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	14,619	0.0
10,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.800%, 03/01/2050	7,944	0.0
72,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	72,265	0.0
35,000	Comcast Corp., 2.650%, 02/01/2030	31,349	0.0
32,000	Comcast Corp., 2.887%, 11/01/2051	22,902	0.0
87,000	Comcast Corp., 3.900%, 03/01/2038	78,821	0.0
78,000	Comcast Corp., 3.950%, 10/15/2025	78,418	0.0
40,000	Comcast Corp., 3.999%, 11/01/2049	34,970	0.0
15,000	Corning, Inc., 5.450%, 11/15/2079	13,551	0.0
80,000	Discovery Communications LLC, 4.000%, 09/15/2055	56,195	0.0
45,000	Discovery Communications LLC, 5.300%, 05/15/2049	38,622	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
92,000	Fox Corp., 3.500%, 04/08/2030	$83,570	0.0
9,000	Interpublic Group of Cos., Inc., 4.200%, 04/15/2024	9,011	0.0
200,000 (2)	NBN Co. Ltd., 1.625%, 01/08/2027	177,700	0.1
17,000 (2)	Rogers Communications, Inc., 3.800%, 03/15/2032	15,565	0.0
12,000 (2)	Rogers Communications, Inc., 4.550%, 03/15/2052	10,566	0.0
25,000	Time Warner Cable LLC, 5.875%, 11/15/2040	22,953	0.0
143,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	124,287	0.1
358,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	334,442	0.1
133,000	Verizon Communications, Inc., 2.100%, 03/22/2028	118,242	0.1
142,000	Verizon Communications, Inc., 2.355%, 03/15/2032	117,860	0.1
12,000	Verizon Communications, Inc., 2.987%, 10/30/2056	8,358	0.0
18,000	Verizon Communications, Inc., 3.400%, 03/22/2041	14,685	0.0
8,000	Verizon Communications, Inc., 3.550%, 03/22/2051	6,428	0.0
77,000	Verizon Communications, Inc., 3.700%, 03/22/2061	60,669	0.0
9,000	Verizon Communications, Inc., 4.400%, 11/01/2034	8,637	0.0
80,000	Verizon Communications, Inc., 4.812%, 03/15/2039	78,660	0.0
31,000	Vodafone Group PLC, 4.375%, 02/19/2043	26,999	0.0
20,000	Vodafone Group PLC, 5.125%, 06/19/2059	18,446	0.0
		2,220,341	0.7
	Consumer, Cyclical: 0.4%
5,294 (2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	5,235	0.0
3,579	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	3,322	0.0
3,918	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	3,608	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
2,305	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	$2,217	0.0
10,651	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	9,339	0.0
20,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	19,452	0.0
17,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	16,072	0.0
50,000	General Motors Co., 5.400%, 04/01/2048	43,595	0.0
17,000	General Motors Co., 6.125%, 10/01/2025	17,599	0.0
95,000	General Motors Financial Co., Inc., 2.350%, 02/26/2027	83,755	0.1
25,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	24,831	0.0
25,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	24,003	0.0
56,000	General Motors Financial Co., Inc., 5.000%, 04/09/2027	54,981	0.0
40,000	Hasbro, Inc., 3.000%, 11/19/2024	38,977	0.0
15,000	Home Depot, Inc./The, 3.625%, 04/15/2052	12,904	0.0
37,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	32,125	0.0
22,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	18,830	0.0
96,000 (2)	Magallanes, Inc., 3.755%, 03/15/2027	90,129	0.1
30,000 (2)	Magallanes, Inc., 4.279%, 03/15/2032	26,841	0.0
22,000 (2)	Magallanes, Inc., 5.050%, 03/15/2042	18,751	0.0
100,000 (2)	Magallanes, Inc., 5.141%, 03/15/2052	84,066	0.1
39,000 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	38,447	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
24,000	O’Reilly Automotive, Inc., 4.700%, 06/15/2032	$23,929	0.0
20,000	Target Corp., 2.950%, 01/15/2052	15,172	0.0
43,000	Toyota Motor Credit Corp., 3.050%, 03/22/2027	41,375	0.0
40,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	40,527	0.0
13,369	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	13,132	0.0
6,908	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	6,615	0.0
10,464	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	9,867	0.0
6,100	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	5,584	0.0
26,674	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	22,852	0.0
83,833	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	76,646	0.0
17,185	United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	15,133	0.0
130,357	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	128,311	0.1
55,284	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	55,169	0.0
		1,123,391	0.4
	Consumer, Non-cyclical: 1.3%
28,000	AbbVie, Inc., 2.600%, 11/21/2024	27,135	0.0
12,000	AbbVie, Inc., 4.050%, 11/21/2039	10,721	0.0
69,000	AbbVie, Inc., 4.300%, 05/14/2036	64,923	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
33,000	AbbVie, Inc., 4.400%, 11/06/2042	$30,057	0.0
66,000	AbbVie, Inc., 4.500%, 05/14/2035	64,159	0.0
11,000	AbbVie, Inc., 4.550%, 03/15/2035	10,717	0.0
30,000	AbbVie, Inc., 4.625%, 10/01/2042	27,794	0.0
42,000	Aetna, Inc., 2.800%, 06/15/2023	41,500	0.0
70,000	Aetna, Inc., 4.500%, 05/15/2042	62,765	0.0
21,000	Aetna, Inc., 6.625%, 06/15/2036	23,742	0.0
40,000	Altria Group, Inc., 2.450%, 02/04/2032	30,166	0.0
100,000	Altria Group, Inc., 3.700%, 02/04/2051	64,070	0.0
9,000	Altria Group, Inc., 4.800%, 02/14/2029	8,563	0.0
20,000	Altria Group, Inc., 5.800%, 02/14/2039	18,206	0.0
90,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	86,368	0.1
175,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	164,809	0.1
15,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	15,278	0.0
23,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	20,312	0.0
78,000	BAT Capital Corp., 2.259%, 03/25/2028	65,418	0.1
15,000	BAT Capital Corp., 2.726%, 03/25/2031	11,896	0.0
17,000	BAT Capital Corp., 3.734%, 09/25/2040	11,945	0.0
32,000	BAT Capital Corp., 4.390%, 08/15/2037	25,435	0.0
61,000	BAT International Finance PLC, 4.448%, 03/16/2028	57,808	0.0
20,000	Baxter International, Inc., 1.915%, 02/01/2027	17,927	0.0
40,000	Baxter International, Inc., 2.272%, 12/01/2028	35,064	0.0
92,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	79,599	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
30,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	$28,708	0.0
25,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	21,439	0.0
42,000 (2)	Cargill, Inc., 2.125%, 11/10/2031	35,061	0.0
22,000 (2)	Cargill, Inc., 3.125%, 05/25/2051	16,972	0.0
22,000 (2)	Cargill, Inc., 4.375%, 04/22/2052	21,205	0.0
51,000	Cigna Corp., 3.400%, 03/15/2050	39,035	0.0
150,000	Cigna Corp., 4.375%, 10/15/2028	148,997	0.1
64,000	Cigna Corp., 4.800%, 08/15/2038	62,364	0.0
100,000	Cigna Corp., 4.900%, 12/15/2048	96,222	0.1
38,000 (2)	CSL Finance PLC, 4.050%, 04/27/2029	37,340	0.0
52,000 (2)	CSL Finance PLC, 4.250%, 04/27/2032	51,031	0.0
23,000 (2)	CSL Finance PLC, 4.625%, 04/27/2042	22,149	0.0
40,000 (2)	CSL Finance PLC, 4.750%, 04/27/2052	38,714	0.0
17,000 (2)	CSL Finance PLC, 4.950%, 04/27/2062	16,325	0.0
30,000	CVS Health Corp., 2.700%, 08/21/2040	21,708	0.0
5,000	CVS Health Corp., 3.875%, 07/20/2025	4,976	0.0
7,000	CVS Health Corp., 4.125%, 04/01/2040	6,122	0.0
5,000	CVS Health Corp., 4.780%, 03/25/2038	4,741	0.0
60,000	CVS Health Corp., 5.050%, 03/25/2048	57,521	0.0
36,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	35,399	0.0
26,000	Elevance Health, Inc., 4.100%, 05/15/2032	25,329	0.0
16,000	Elevance Health, Inc., 4.550%, 05/15/2052	15,087	0.0
150,000	Global Payments, Inc., 2.650%, 02/15/2025	143,289	0.1
69,000	Global Payments, Inc., 3.200%, 08/15/2029	60,362	0.0
16,000	GXO Logistics, Inc., 1.650%, 07/15/2026	13,986	0.0
27,000 (2)	HCA, Inc., 3.125%, 03/15/2027	24,554	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
52,000	HCA, Inc., 3.500%, 09/01/2030	$44,387	0.0
19,000 (2)	HCA, Inc., 3.625%, 03/15/2032	16,050	0.0
177,000	HCA, Inc., 4.125%, 06/15/2029	161,555	0.1
38,000 (2)	HCA, Inc., 4.375%, 03/15/2042	30,649	0.0
200,000	HCA, Inc., 4.500%, 02/15/2027	192,452	0.1
22,000	HCA, Inc., 5.250%, 04/15/2025	22,064	0.0
18,000 (2)	Health Care Service Corp. A Mutual Legal Reserve Co., 1.500%, 06/01/2025	16,666	0.0
180,000	Humana, Inc., 1.350%, 02/03/2027	157,534	0.1
8,000	Humana, Inc., 2.150%, 02/03/2032	6,485	0.0
12,000	Humana, Inc., 3.125%, 08/15/2029	10,855	0.0
35,000	Humana, Inc., 4.500%, 04/01/2025	35,288	0.0
28,000	Johnson & Johnson, 3.625%, 03/03/2037	26,580	0.0
20,000	Johnson & Johnson, 3.700%, 03/01/2046	18,458	0.0
37,000	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	34,664	0.0
58,000	Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	51,265	0.0
25,000 (2)	Mars, Inc., 0.875%, 07/16/2026	22,342	0.0
75,000 (2)	Mars, Inc., 2.375%, 07/16/2040	54,686	0.0
30,000 (2)	Mars, Inc., 3.875%, 04/01/2039	27,176	0.0
40,000	McKesson Corp., 1.300%, 08/15/2026	35,620	0.0
15,000	Merck & Co., Inc., 2.750%, 12/10/2051	11,106	0.0
15,000	Merck & Co., Inc., 2.900%, 12/10/2061	10,687	0.0
35,000	Mylan, Inc., 5.200%, 04/15/2048	28,014	0.0
25,000 (3)	PayPal Holdings, Inc., 4.400%, 06/01/2032	24,778	0.0
63,000	PayPal Holdings, Inc., 5.050%, 06/01/2052	62,645	0.0
49,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	48,607	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
6,000	PerkinElmer, Inc., 1.900%, 09/15/2028	$5,004	0.0
7,000	PerkinElmer, Inc., 3.300%, 09/15/2029	6,211	0.0
28,000	Reynolds American, Inc., 5.700%, 08/15/2035	26,598	0.0
22,000	Reynolds American, Inc., 5.850%, 08/15/2045	18,498	0.0
6,000	Reynolds American, Inc., 6.150%, 09/15/2043	5,570	0.0
11,000	Royalty Pharma PLC, 1.200%, 09/02/2025	9,818	0.0
14,000	Royalty Pharma PLC, 1.750%, 09/02/2027	11,946	0.0
83,000	Royalty Pharma PLC, 3.550%, 09/02/2050	58,119	0.0
6,000	S&P Global, Inc., 1.250%, 08/15/2030	4,755	0.0
54,000 (2)	S&P Global, Inc., 2.700%, 03/01/2029	49,177	0.0
76,000 (2)	S&P Global, Inc., 2.900%, 03/01/2032	67,790	0.1
43,000 (2)	S&P Global, Inc., 3.700%, 03/01/2052	36,768	0.0
15,000 (2)	S&P Global, Inc., 3.900%, 03/01/2062	12,760	0.0
120,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	106,260	0.1
21,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	16,997	0.0
15,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	11,707	0.0
4,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	3,231	0.0
19,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	16,597	0.0
19,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	16,459	0.0
30,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	30,001	0.0
16,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	16,019	0.0
88,000	Viatris, Inc., 2.700%, 06/22/2030	70,704	0.1
66,000	Viatris, Inc., 3.850%, 06/22/2040	46,846	0.0
51,000	Viatris, Inc., 4.000%, 06/22/2050	34,236	0.0
		3,957,697	1.3
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 0.8%
18,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$16,524	0.0
17,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	13,931	0.0
15,000	BP Capital Markets America, Inc., 2.939%, 06/04/2051	10,758	0.0
26,000 (4)	BP Capital Markets PLC, 4.875%, 12/31/2199	22,718	0.0
10,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	10,996	0.0
30,000	Cenovus Energy, Inc., 5.400%, 06/15/2047	28,887	0.0
18,000	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	16,482	0.0
5,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	5,023	0.0
25,000	Continental Resources, Inc./OK, 4.900%, 06/01/2044	19,731	0.0
160,000 (2)	Coterra Energy, Inc., 3.900%, 05/15/2027	153,558	0.1
16,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	14,670	0.0
200,000	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	185,077	0.1
38,000 (4)	Enbridge, Inc., 5.750%, 07/15/2080	34,839	0.0
9,000	Energy Transfer L.P., 4.250%, 04/01/2024	9,006	0.0
5,000	Energy Transfer L.P., 4.900%, 03/15/2035	4,492	0.0
43,000	Energy Transfer L.P., 5.300%, 04/01/2044	37,379	0.0
160,000	Energy Transfer L.P., 5.300%, 04/15/2047	138,864	0.1
55,000	Energy Transfer L.P., 5.800%, 06/15/2038	51,686	0.0
25,000	Enterprise Products Operating LLC, 3.750%, 02/15/2025	24,732	0.0
50,000 (4)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	39,872	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
144,000	Hess Corp., 5.600%, 02/15/2041	$140,569	0.1
200,000 (2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	187,345	0.1
100,000	Kinder Morgan, Inc., 3.600%, 02/15/2051	73,836	0.0
18,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	16,991	0.0
23,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	23,300	0.0
35,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	30,906	0.0
25,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	22,517	0.0
20,000	MPLX L.P., 1.750%, 03/01/2026	18,041	0.0
105,000	MPLX L.P., 2.650%, 08/15/2030	87,750	0.0
9,000	MPLX L.P., 4.700%, 04/15/2048	7,585	0.0
55,000	MPLX L.P., 4.875%, 06/01/2025	55,335	0.0
11,000	MPLX L.P., 5.200%, 03/01/2047	9,995	0.0
21,000	MPLX L.P., 5.200%, 12/01/2047	18,936	0.0
25,000	MPLX L.P., 5.500%, 02/15/2049	23,245	0.0
16,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	11,949	0.0
9,000	ONEOK Partners L.P., 6.125%, 02/01/2041	8,591	0.0
24,000	ONEOK Partners L.P., 6.200%, 09/15/2043	22,640	0.0
10,000	ONEOK, Inc., 2.200%, 09/15/2025	9,320	0.0
12,000	ONEOK, Inc., 3.100%, 03/15/2030	10,328	0.0
200,000 (2)	Petroleos del Peru SA, 4.750%, 06/19/2032	154,925	0.1
235,000	Petroleos Mexicanos, 6.700%, 02/16/2032	179,681	0.1
10,000	Phillips 66, 0.900%, 02/15/2024	9,528	0.0
38,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	33,518	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
25,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	$24,591	0.0
50,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	49,564	0.0
73,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	58,836	0.0
4,000	Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	3,367	0.0
15,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	14,441	0.0
16,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	16,071	0.0
116,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	98,517	0.1
19,000 (2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	18,933	0.0
63,000	Shell International Finance BV, 3.875%, 11/13/2028	62,215	0.0
32,000	Shell International Finance BV, 4.125%, 05/11/2035	30,523	0.0
17,000	Targa Resources Corp., 5.200%, 07/01/2027	17,088	0.0
23,000	Targa Resources Corp., 6.250%, 07/01/2052	23,113	0.0
34,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	32,419	0.0
7,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	6,294	0.0
30,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	29,567	0.0
19,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	18,145	0.0
		2,499,740	0.8
	Financial: 3.3%
6,000	Alleghany Corp., 3.250%, 08/15/2051	4,372	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
23,000	Alleghany Corp., 3.625%, 05/15/2030	$21,545	0.0
54,000	American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	50,050	0.0
206,000	American Homes 4 Rent L.P., 2.375%, 07/15/2031	164,487	0.1
28,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	24,578	0.0
25,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	20,191	0.0
12,000	American International Group, Inc., 3.900%, 04/01/2026	11,778	0.0
27,000 (2)	Antares Holdings L.P., 2.750%, 01/15/2027	21,586	0.0
8,000 (2)	Antares Holdings L.P., 3.750%, 07/15/2027	6,733	0.0
50,000	Assurant, Inc., 3.700%, 02/22/2030	44,515	0.0
12,000 (2)	Athene Global Funding, 2.950%, 11/12/2026	11,038	0.0
21,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	17,861	0.0
8,000 (2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	7,934	0.0
6,000 (2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	5,896	0.0
32,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	31,747	0.0
14,000 (2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	12,120	0.0
25,000 (2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	20,400	0.0
16,000 (2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	13,063	0.0
9,000 (2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	8,289	0.0
40,000 (2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	37,093	0.0
200,000	Banco Santander SA, 2.746%, 05/28/2025	189,659	0.1
63,000 (4)	Bank of America Corp., 0.981%, 09/25/2025	58,352	0.0
36,000 (4)	Bank of America Corp., 1.197%, 10/24/2026	32,265	0.0
248,000 (4)	Bank of America Corp., 1.734%, 07/22/2027	220,872	0.1
57,000 (4)	Bank of America Corp., 1.898%, 07/23/2031	45,606	0.0
65,000 (4)	Bank of America Corp., 2.087%, 06/14/2029	55,724	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
42,000 (4)	Bank of America Corp., 2.572%, 10/20/2032	$34,686	0.0
41,000 (4)	Bank of America Corp., 2.676%, 06/19/2041	29,560	0.0
333,000 (4)	Bank of America Corp., 2.687%, 04/22/2032	279,856	0.1
60,000 (4)	Bank of America Corp., 3.593%, 07/21/2028	56,643	0.0
132,000 (4)	Bank of America Corp., 3.846%, 03/08/2037	114,243	0.1
20,000	Bank of America Corp., 3.950%, 04/21/2025	19,752	0.0
18,000 (4)	Bank of America Corp., 3.970%, 03/05/2029	17,183	0.0
40,000 (4)	Bank of America Corp., 4.078%, 04/23/2040	35,244	0.0
13,000 (4)	Bank of America Corp., 4.083%, 03/20/2051	11,236	0.0
79,000	Bank of America Corp., 4.125%, 01/22/2024	79,910	0.0
103,000	Bank of America Corp., 4.183%, 11/25/2027	100,196	0.1
69,000 (4)	Bank of America Corp., 4.271%, 07/23/2029	66,374	0.0
21,000 (4)	Bank of America Corp., 4.571%, 04/27/2033	20,462	0.0
92,000 (4)	Bank of America Corp., 6.125%, 12/31/2199	88,952	0.0
46,000 (4)	Bank of Montreal, 3.803%, 12/15/2032	42,675	0.0
99,000 (4)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	96,962	0.1
23,000	Bank of Nova Scotia/The, 1.950%, 02/02/2027	20,766	0.0
25,000	Bank of Nova Scotia/The, 2.200%, 02/03/2025	23,953	0.0
21,000	Bank of Nova Scotia/The, 2.700%, 08/03/2026	19,806	0.0
140,000 (4)	Bank of Nova Scotia/The, 4.588%, 05/04/2037	128,879	0.1
34,000 (4)	Bank of Nova Scotia/The, 4.900%, 12/31/2199	31,610	0.0
11,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	7,935	0.0
21,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	17,763	0.0
55,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	43,763	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
41,000 (2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	$28,013	0.0
59,000 (2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	43,067	0.0
20,000 (2)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	16,409	0.0
200,000 (2)(4)	BNP Paribas SA, 2.219%, 06/09/2026	184,910	0.1
250,000 (2)(4)	BPCE SA, 2.277%, 01/20/2032	198,018	0.1
206,000 (2)	BPCE SA, 5.700%, 10/22/2023	209,154	0.1
35,000	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	33,581	0.0
24,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	21,812	0.0
45,000 (4)	Capital One Financial Corp., 1.878%, 11/02/2027	39,505	0.0
37,000 (4)	Capital One Financial Corp., 3.273%, 03/01/2030	32,776	0.0
8,000	Capital One Financial Corp., 3.650%, 05/11/2027	7,627	0.0
27,000 (4)	Capital One Financial Corp., 4.927%, 05/10/2028	26,762	0.0
30,000 (4)	Capital One Financial Corp., 5.268%, 05/10/2033	29,495	0.0
30,000	CBRE Services, Inc., 2.500%, 04/01/2031	24,439	0.0
28,000	CI Financial Corp., 4.100%, 06/15/2051	18,186	0.0
221,000 (4)	Citigroup, Inc., 1.462%, 06/09/2027	195,771	0.1
17,000 (4)	Citigroup, Inc., 2.904%, 11/03/2042	12,338	0.0
45,000	Citigroup, Inc., 5.500%, 09/13/2025	46,304	0.0
260,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	258,209	0.1
102,000 (2)	Corebridge Financial, Inc., 3.850%, 04/05/2029	94,355	0.0
136,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	122,143	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
17,000 (2)	Corebridge Financial, Inc., 4.350%, 04/05/2042	$14,530	0.0
17,000 (2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	14,212	0.0
250,000 (2)(4)	Credit Suisse Group AG, 2.193%, 06/05/2026	226,925	0.1
30,000	CubeSmart L.P., 2.250%, 12/15/2028	25,660	0.0
33,000 (2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	28,428	0.0
50,000	Essex Portfolio L.P., 3.250%, 05/01/2023	49,825	0.0
43,000 (4)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	37,776	0.0
35,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	34,786	0.0
46,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	43,786	0.0
15,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	16,637	0.0
74,000 (2)	Hartford Financial Services Group, Inc./The, 3.536%, (US0003M + 2.125)%, 02/12/2067	58,591	0.0
7,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	7,643	0.0
400,000 (4)	HSBC Holdings PLC, 2.099%, 06/04/2026	369,989	0.1
400,000 (4)	HSBC Holdings PLC, 2.633%, 11/07/2025	381,861	0.1
25,000 (4)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	24,950	0.0
29,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	24,352	0.0
24,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	17,526	0.0
83,000	Intercontinental Exchange, Inc., 4.600%, 03/15/2033	82,916	0.0
58,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	57,461	0.0
39,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	32,839	0.0
55,000 (4)	JPMorgan Chase & Co., 0.969%, 06/23/2025	51,463	0.0
137,000 (4)	JPMorgan Chase & Co., 1.040%, 02/04/2027	121,388	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
65,000 (4)	JPMorgan Chase & Co., 1.470%, 09/22/2027	$57,055	0.0
39,000 (4)	JPMorgan Chase & Co., 2.069%, 06/01/2029	33,576	0.0
33,000 (4)	JPMorgan Chase & Co., 2.182%, 06/01/2028	29,366	0.0
19,000 (4)	JPMorgan Chase & Co., 2.525%, 11/19/2041	13,622	0.0
168,000 (4)	JPMorgan Chase & Co., 2.545%, 11/08/2032	139,752	0.1
44,000 (4)	JPMorgan Chase & Co., 2.580%, 04/22/2032	37,060	0.0
57,000 (4)	JPMorgan Chase & Co., 2.595%, 02/24/2026	54,243	0.0
57,000 (4)	JPMorgan Chase & Co., 2.947%, 02/24/2028	52,855	0.0
211,000 (4)	JPMorgan Chase & Co., 3.157%, 04/22/2042	164,239	0.1
31,000 (4)	JPMorgan Chase & Co., 3.328%, 04/22/2052	23,639	0.0
70,000 (4)	JPMorgan Chase & Co., 3.797%, 07/23/2024	69,779	0.0
104,000 (4)	JPMorgan Chase & Co., 4.565%, 06/14/2030	102,194	0.1
28,000	Kilroy Realty L.P., 2.650%, 11/15/2033	21,706	0.0
11,000	Kite Realty Group L.P., 4.000%, 10/01/2026	10,536	0.0
50,000 (2)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	47,437	0.0
61,000	Main Street Capital Corp., 3.000%, 07/14/2026	53,307	0.0
30,000	Main Street Capital Corp., 5.200%, 05/01/2024	29,931	0.0
200,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	200,136	0.1
32,000 (4)	Morgan Stanley, 1.512%, 07/20/2027	28,122	0.0
103,000 (4)	Morgan Stanley, 1.593%, 05/04/2027	91,608	0.0
22,000 (4)	Morgan Stanley, 1.794%, 02/13/2032	17,327	0.0
234,000 (4)	Morgan Stanley, 2.188%, 04/28/2026	219,360	0.1
140,000 (4)	Morgan Stanley, 2.239%, 07/21/2032	113,564	0.1
18,000 (4)	Morgan Stanley, 2.475%, 01/21/2028	16,377	0.0
46,000 (4)	Morgan Stanley, 2.511%, 10/20/2032	38,062	0.0
86,000 (4)	Morgan Stanley, 2.630%, 02/18/2026	82,156	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
32,000 (4)	Morgan Stanley, 2.802%, 01/25/2052	$22,283	0.0
45,000 (4)	Morgan Stanley, 3.737%, 04/24/2024	44,862	0.0
112,000	Morgan Stanley, 3.875%, 01/27/2026	110,482	0.1
100,000	Morgan Stanley, 4.000%, 07/23/2025	100,060	0.1
40,000 (4)	Morgan Stanley, 4.457%, 04/22/2039	37,323	0.0
145,000 (4)	Morgan Stanley, 5.297%, 04/20/2037	140,572	0.1
200,000 (4)	NatWest Group PLC, 3.073%, 05/22/2028	181,972	0.1
43,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	37,988	0.0
28,000 (2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	20,904	0.0
38,000	Old Republic International Corp., 3.850%, 06/11/2051	28,764	0.0
150,000	ORIX Corp., 3.250%, 12/04/2024	147,720	0.1
106,000 (4)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	88,650	0.0
19,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	14,700	0.0
30,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	30,116	0.0
15,000	Public Storage, 1.950%, 11/09/2028	12,984	0.0
8,000	Realty Income Corp., 3.950%, 08/15/2027	7,812	0.0
27,000	Realty Income Corp., 4.875%, 06/01/2026	27,570	0.0
22,000	Sabra Health Care L.P., 3.200%, 12/01/2031	17,484	0.0
23,000 (4)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	20,318	0.0
27,000	Simon Property Group L.P., 1.750%, 02/01/2028	23,036	0.0
200,000 (2)(4)	Societe Generale SA, 2.797%, 01/19/2028	178,757	0.1
37,000 (4)	State Street Corp., 2.623%, 02/07/2033	31,596	0.0
8,000	Sumitomo Mitsui Financial Group, Inc., 3.010%, 10/19/2026	7,553	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
31,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	$29,095	0.0
50,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	45,522	0.0
23,000 (2)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	21,325	0.0
25,000 (2)	Teachers Insurance & Annuity Association of America, 3.300%, 05/15/2050	19,129	0.0
20,000	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	18,729	0.0
45,000	Toronto-Dominion Bank/The, 4.456%, 06/08/2032	44,539	0.0
35,000 (4)	Truist Financial Corp., 1.267%, 03/02/2027	31,410	0.0
38,000 (4)	Truist Financial Corp., 5.100%, 12/31/2199	34,580	0.0
200,000 (2)(4)	UBS Group AG, 2.095%, 02/11/2032	158,999	0.1
200,000 (2)(4)	UBS Group AG, 2.746%, 02/11/2033	162,947	0.1
7,000	Ventas Realty L.P., 5.700%, 09/30/2043	7,139	0.0
50,000	Visa, Inc., 4.300%, 12/14/2045	49,470	0.0
36,000 (4)	Wells Fargo & Co., 2.393%, 06/02/2028	32,268	0.0
101,000 (4)	Wells Fargo & Co., 2.406%, 10/30/2025	96,264	0.0
21,000 (4)	Wells Fargo & Co., 3.068%, 04/30/2041	16,294	0.0
120,000	Wells Fargo & Co., 3.750%, 01/24/2024	120,375	0.1
57,000 (4)	Wells Fargo & Co., 4.611%, 04/25/2053	52,844	0.0
28,000	Wells Fargo & Co., 4.750%, 12/07/2046	25,697	0.0
23,000	Westpac Banking Corp., 1.953%, 11/20/2028	20,090	0.0
24,000	XLIT Ltd., 5.500%, 03/31/2045	24,927	0.0
		9,984,739	3.3
	Industrial: 0.4%
38,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	37,622	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
39,000	Avnet, Inc., 5.500%, 06/01/2032	$38,319	0.0
27,000	Berry Global, Inc., 0.950%, 02/15/2024	25,591	0.0
40,000	Berry Global, Inc., 1.650%, 01/15/2027	35,046	0.0
22,000	Boeing Co/The, 3.250%, 02/01/2028	19,681	0.0
46,000	Boeing Co/The, 3.250%, 02/01/2035	34,867	0.0
9,000 (3)	Boeing Co/The, 3.625%, 02/01/2031	7,777	0.0
9,000	Boeing Co/The, 3.850%, 11/01/2048	6,391	0.0
35,000	Boeing Co/The, 4.875%, 05/01/2025	34,919	0.0
42,000	Boeing Co/The, 5.150%, 05/01/2030	40,350	0.0
27,000	Boeing Co/The, 5.805%, 05/01/2050	24,848	0.0
45,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	40,066	0.0
75,000	Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	72,682	0.1
47,000	FedEx Corp., 3.900%, 02/01/2035	41,935	0.0
25,000	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	22,139	0.0
18,000	GE Capital Funding LLC, 4.400%, 05/15/2030	17,002	0.0
55,000	John Deere Capital Corp., 3.350%, 04/18/2029	52,799	0.0
200,000 (2)	Misc Capital Two Labuan Ltd., 3.750%, 04/06/2027	188,065	0.1
13,000	Norfolk Southern Corp., 4.100%, 05/15/2121	9,809	0.0
68,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	67,719	0.1
24,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	21,455	0.0
40,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	35,706	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	$1,999	0.0
34,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	32,490	0.0
51,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	48,724	0.0
30,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	26,126	0.0
44,000	Sonoco Products Co., 2.250%, 02/01/2027	39,612	0.0
15,000 (2)	TD SYNNEX Corp., 1.750%, 08/09/2026	13,235	0.0
97,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	87,448	0.1
76,000	Union Pacific Corp., 3.500%, 02/14/2053	62,089	0.0
		1,186,511	0.4
	Technology: 0.6%
45,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	44,335	0.0
41,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	39,976	0.0
115,000	Apple, Inc., 2.650%, 02/08/2051	85,022	0.1
110,000	Apple, Inc., 2.800%, 02/08/2061	79,130	0.1
25,000	Apple, Inc., 2.850%, 08/05/2061	18,179	0.0
70,000	Apple, Inc., 3.750%, 09/12/2047	63,291	0.0
13,000	Apple, Inc., 4.500%, 02/23/2036	13,573	0.0
27,000	Citrix Systems, Inc., 1.250%, 03/01/2026	26,156	0.0
6,000	Citrix Systems, Inc., 3.300%, 03/01/2030	5,858	0.0
25,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	25,995	0.0
20,000	DXC Technology Co., 1.800%, 09/15/2026	17,988	0.0
20,000	DXC Technology Co., 2.375%, 09/15/2028	17,230	0.0
20,000	Fiserv, Inc., 2.750%, 07/01/2024	19,529	0.0
27,000	Fiserv, Inc., 3.500%, 07/01/2029	24,652	0.0
28,000	HP, Inc., 2.650%, 06/17/2031	22,524	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
81,000	HP, Inc., 4.000%, 04/15/2029	$75,960	0.1
45,000	HP, Inc., 4.050%, 09/15/2022	45,183	0.0
27,000	HP, Inc., 4.750%, 01/15/2028	26,706	0.0
15,000 (2)	Infor, Inc., 1.450%, 07/15/2023	14,600	0.0
18,000	Intel Corp., 3.100%, 02/15/2060	12,891	0.0
24,000	Intel Corp., 3.200%, 08/12/2061	17,592	0.0
30,000	Intel Corp., 3.250%, 11/15/2049	23,381	0.0
75,000	Intel Corp., 4.600%, 03/25/2040	73,370	0.0
48,000	KLA Corp., 4.950%, 07/15/2052	48,348	0.0
32,000	KLA Corp., 5.250%, 07/15/2062	33,037	0.0
21,000 (2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	17,693	0.0
54,000 (2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	43,059	0.0
23,000 (2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	17,052	0.0
37,000	Microchip Technology, Inc., 2.670%, 09/01/2023	36,400	0.0
93,000	Microsoft Corp., 2.921%, 03/17/2052	73,509	0.0
31,000	NXP BV / NXP Funding LLC, 5.350%, 03/01/2026	31,624	0.0
20,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	13,891	0.0
18,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	15,896	0.0
100,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 4.300%, 06/18/2029	95,500	0.1
70,000	Oracle Corp., 2.300%, 03/25/2028	60,294	0.0
9,000	Oracle Corp., 3.600%, 04/01/2050	6,269	0.0
74,000	Oracle Corp., 3.650%, 03/25/2041	55,259	0.0
6,000	Oracle Corp., 3.850%, 07/15/2036	4,829	0.0
52,000	Oracle Corp., 3.950%, 03/25/2051	38,273	0.0
139,000	Oracle Corp., 4.300%, 07/08/2034	121,461	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
17,000	Roper Technologies, Inc., 1.400%, 09/15/2027	$14,577	0.0
81,000	Salesforce, Inc., 2.700%, 07/15/2041	62,755	0.0
30,000	Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	28,196	0.0
180,000	VMware, Inc., 1.400%, 08/15/2026	159,374	0.1
20,000	VMware, Inc., 1.800%, 08/15/2028	16,629	0.0
21,000	Workday, Inc., 3.500%, 04/01/2027	20,099	0.0
		1,807,145	0.6
	Utilities: 1.3%
152,000	AEP Texas, Inc., 3.450%, 01/15/2050	118,902	0.1
32,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	31,803	0.0
21,000	AES Corp./The, 1.375%, 01/15/2026	18,545	0.0
14,000 (2)	AES Corp./The, 3.950%, 07/15/2030	12,668	0.0
20,000	Alabama Power Co., 3.450%, 10/01/2049	15,865	0.0
38,000 (2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	34,445	0.0
74,000 (2)	Alliant Energy Finance LLC, 3.750%, 06/15/2023	74,082	0.1
30,000 (4)	American Electric Power Co., Inc., 3.875%, 02/15/2062	23,744	0.0
32,000 (2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	27,139	0.0
28,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	27,038	0.0
21,000	Appalachian Power Co., 2.700%, 04/01/2031	18,141	0.0
14,000	Appalachian Power Co., 3.700%, 05/01/2050	11,155	0.0
55,000	Avangrid, Inc., 3.200%, 04/15/2025	53,535	0.0
28,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	23,865	0.0
42,000 (2)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	40,344	0.0
23,000	Black Hills Corp., 2.500%, 06/15/2030	19,233	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
13,000	Black Hills Corp., 3.050%, 10/15/2029	$11,661	0.0
40,000	Black Hills Corp., 4.250%, 11/30/2023	40,137	0.0
6,000	Black Hills Corp., 4.350%, 05/01/2033	5,607	0.0
25,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	21,518	0.0
39,000 (2)	Cleveland Electric Illuminating Co/The, 3.500%, 04/01/2028	36,732	0.0
26,000 (4)	CMS Energy Corp., 3.750%, 12/01/2050	19,940	0.0
68,000 (4)	CMS Energy Corp., 4.750%, 06/01/2050	59,753	0.0
13,000	Commonwealth Edison Co., 3.750%, 08/15/2047	11,222	0.0
34,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	28,394	0.0
12,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	12,491	0.0
70,000 (4)	Dominion Energy, Inc., 4.350%, 12/31/2199	57,925	0.0
35,000 (4)	Dominion Energy, Inc., 4.650%, 12/31/2199	31,277	0.0
13,000	DTE Electric Co., 2.950%, 03/01/2050	9,950	0.0
10,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	8,756	0.0
6,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	5,037	0.0
125,000	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	111,264	0.1
2,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	1,847	0.0
10,000 (4)	Duke Energy Corp., 4.875%, 12/31/2199	9,125	0.0
42,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	35,961	0.0
8,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	7,310	0.0
195,000	Duke Energy Indiana LLC, 2.750%, 04/01/2050	138,524	0.1
30,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	23,264	0.0
11,000	Duke Energy Ohio, Inc., 2.125%, 06/01/2030	9,292	0.0
109,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	92,961	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
55,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	$49,848	0.0
3,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	2,697	0.0
2,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	1,822	0.0
15,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	12,340	0.0
78,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	54,225	0.0
34,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	31,412	0.0
30,000	Entergy Corp., 2.400%, 06/15/2031	24,431	0.0
11,000	Entergy Corp., 2.800%, 06/15/2030	9,446	0.0
100,000	Entergy Louisiana LLC, 2.900%, 03/15/2051	72,295	0.1
9,000	Entergy Louisiana LLC, 4.200%, 04/01/2050	8,139	0.0
33,000	Entergy Texas, Inc., 4.000%, 03/30/2029	32,251	0.0
16,000	Evergy Metro, Inc., 2.250%, 06/01/2030	13,806	0.0
25,000	Eversource Energy, 1.400%, 08/15/2026	22,356	0.0
57,000	Eversource Energy, 2.900%, 03/01/2027	53,560	0.0
32,000	Eversource Energy, 3.375%, 03/01/2032	28,811	0.0
5,000	Exelon Corp., 4.050%, 04/15/2030	4,803	0.0
16,000	Florida Power & Light Co., 2.875%, 12/04/2051	11,933	0.0
25,000	Georgia Power Co., 2.200%, 09/15/2024	24,155	0.0
14,000	Georgia Power Co., 5.125%, 05/15/2052	13,913	0.0
33,000	Georgia Power Co., 5.750%, 04/15/2023	33,515	0.0
44,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	33,425	0.0
20,000	Interstate Power and Light Co., 3.100%, 11/30/2051	14,704	0.0
80,000	Interstate Power and Light Co., 3.250%, 12/01/2024	79,081	0.1
10,000	IPALCO Enterprises, Inc., 4.250%, 05/01/2030	9,299	0.0
200,000 (2)	Israel Electric Corp. Ltd., 3.750%, 02/22/2032	179,312	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
12,000 (2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	$10,221	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	49,446	0.0
50,000 (2)	Jersey Central Power & Light Co., 4.700%, 04/01/2024	50,342	0.0
12,000 (2)	Metropolitan Edison Co., 4.000%, 04/15/2025	11,819	0.0
5,000	MidAmerican Energy Co., 4.400%, 10/15/2044	4,760	0.0
30,000	Mississippi Power Co., 4.250%, 03/15/2042	26,217	0.0
20,000 (2)	Monongahela Power Co., 3.550%, 05/15/2027	19,044	0.0
13,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	12,220	0.0
41,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	35,800	0.0
31,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	27,030	0.0
43,000 (4)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	39,961	0.0
175,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	157,971	0.1
123,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	107,071	0.1
23,000	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	19,176	0.0
45,000 (4)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	36,158	0.0
34,000 (3)	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	34,865	0.0
100,000	NiSource, Inc., 0.950%, 08/15/2025	89,966	0.1
20,000	NiSource, Inc., 5.950%, 06/15/2041	20,733	0.0
16,000	NSTAR Electric Co., 1.950%, 08/15/2031	13,303	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
20,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	$15,954	0.0
34,000	ONE Gas, Inc., 1.100%, 03/11/2024	32,410	0.0
13,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	9,519	0.0
28,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	20,403	0.0
17,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	12,794	0.0
3,000	PacifiCorp, 4.150%, 02/15/2050	2,713	0.0
5,000	PECO Energy Co., 3.700%, 09/15/2047	4,358	0.0
10,000	PECO Energy Co., 4.150%, 10/01/2044	9,121	0.0
200,000	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	192,481	0.1
15,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	11,210	0.0
75,000	PPL Electric Utilities Corp., 4.125%, 06/15/2044	67,512	0.1
5,000	Public Service Electric and Gas Co., 3.600%, 12/01/2047	4,241	0.0
15,000	Public Service Enterprise Group, Inc., 1.600%, 08/15/2030	11,929	0.0
74,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	61,825	0.0
46,000	Sempra Energy, 3.800%, 02/01/2038	38,899	0.0
75,000 (4)	Sempra Energy, 4.125%, 04/01/2052	60,297	0.0
24,000 (4)	Sempra Energy, 4.875%, 12/31/2199	22,140	0.0
67,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	59,740	0.0
6,000	Southern California Edison Co., 4.050%, 03/15/2042	4,956	0.0
60,000 (4)	Southern Co/The, 3.750%, 09/15/2051	51,130	0.0
35,000 (4)	Southern Co/The, 4.000%, 01/15/2051	31,464	0.0
38,000	Southern Co/The, 5.113%, 08/01/2027	38,351	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
13,000	Southwest Gas Corp., 4.050%, 03/15/2032	$11,811	0.0
36,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	32,821	0.0
14,000	Tampa Electric Co., 4.350%, 05/15/2044	12,847	0.0
23,000	Tucson Electric Power Co., 1.500%, 08/01/2030	18,373	0.0
17,000	Union Electric Co., 3.900%, 09/15/2042	15,078	0.0
28,000	Virginia Electric and Power Co., 3.450%, 09/01/2022	28,008	0.0
45,000 (2)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	44,583	0.0
36,000	Washington Gas Light Co., 3.650%, 09/15/2049	29,882	0.0
31,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	26,891	0.0
26,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	22,769	0.0
23,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	20,058	0.0
26,000	Wisconsin Public Service Corp., 3.671%, 12/01/2042	22,102	0.0
		3,976,804	1.3
	Total Corporate Bonds/Notes (Cost $30,762,139)	27,184,783	8.9
COLLATERALIZED MORTGAGE OBLIGATIONS: 3.9%
57,411	Alternative Loan Trust 2004-J7 MI, 2.644%, (US0001M + 1.020)%, 10/25/2034	57,625	0.0
39,702	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	31,493	0.0
82,152	Alternative Loan Trust 2005-J2 1A12, 2.024%, (US0001M + 0.400)%, 04/25/2035	67,254	0.0
15,461	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	8,534	0.0
79,050	Alternative Loan Trust 2006-19CB A12, 2.024%, (US0001M + 0.400)%, 08/25/2036	40,890	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
24,034	Alternative Loan Trust 2007-23CB A3, 2.124%, (US0001M + 0.500)%, 09/25/2037	$11,305	0.0
103,050	Alternative Loan Trust 2007-2CB 2A1, 2.224%, (US0001M + 0.600)%, 03/25/2037	49,238	0.0
600,000 (2)	Arroyo Mortgage Trust 2022-1 A3, 3.650%, 12/25/2056	499,462	0.2
24,366 (4)	Bear Stearns ALT-A Trust 2005-7 21A1, 2.944%, 09/25/2035	21,078	0.0
40,939	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.814%, (US0001M + 0.190)%, 01/25/2037	36,488	0.0
500,000 (2)	Bellemeade Re 2022-1 M1C Ltd., 4.626%, (SOFR30A + 3.700)%, 01/26/2032	479,182	0.2
55,427 (4)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 2.845%, 03/25/2036	45,149	0.0
28,966 (4)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.396%, 09/25/2037	26,382	0.0
100,000 (2)	Connecticut Avenue Securities Trust 2020-R02 2B1, 4.624%, (US0001M + 3.000)%, 01/25/2040	86,787	0.0
280,546	Fannie Mae 2011-113 CL, 4.000%, 11/25/2041	279,327	0.1
434,862	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	449,205	0.2
46,007	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.624%, (US0001M + 4.000)%, 05/25/2025	46,286	0.0
129,009	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 4.624%, (US0001M + 3.000)%, 10/25/2029	130,264	0.1
146,367	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850)%, 11/25/2029	146,882	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
54,609	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800)%, 02/25/2030	$54,801	0.0
145,513	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000)%, 03/25/2031	144,033	0.1
14,800 (2)	Fannie Mae Connecticut Avenue Securities 2019-R02 1M2, 3.924%, (US0001M + 2.300)%, 08/25/2031	14,803	0.0
70,036 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050)%, 01/25/2040	68,601	0.0
168,735	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	172,817	0.1
146,829 (4)	Fannie Mae REMIC Trust 2009-50 HZ, 5.536%, 02/25/2049	155,453	0.1
122,621	Fannie Mae REMIC Trust 2011-30 ZA, 5.000%, 04/25/2041	126,448	0.1
92,401	Fannie Mae REMIC Trust 2011-9 AZ, 5.000%, 05/25/2040	93,750	0.0
214,981	Fannie Mae REMICS 2009-96 DB, 4.000%, 11/25/2029	217,117	0.1
57,697	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	60,571	0.0
35,119	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	37,058	0.0
76,825	Fannie Mae REMICS 2013-16 GD, 3.000%, 03/25/2033	75,938	0.0
419,228	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	424,137	0.1
45,418	Fannie Mae REMICS 2018-8 AB, 3.500%, 10/25/2047	43,804	0.0
90,005 (2)(4)	Flagstar Mortgage Trust 2018-1 B3, 3.961%, 03/25/2048	82,574	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
264,252	Freddie Mac 4634 ZM, 5.000%, 11/15/2056	$288,275	0.1
50,124	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	52,571	0.0
43,375	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	46,085	0.0
10,085	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	10,652	0.0
32,205	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	33,726	0.0
99,767	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	104,892	0.0
38,710	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	40,536	0.0
36,340 (4)(5)	Freddie Mac REMIC Trust 3524 LA, 4.958%, 03/15/2033	35,922	0.0
36,992	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	38,785	0.0
6,623	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	6,806	0.0
211,582	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	206,355	0.1
563,630	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	570,001	0.2
563,630	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	564,446	0.2
1,066,090	Freddie Mac REMICS 4136 ZG, 3.000%, 11/15/2042	1,002,254	0.3
522,254	Freddie Mac REMICS 4372 Z, 3.000%, 08/15/2044	491,449	0.2
163,903	Freddie Mac REMICS 4495 PA, 3.500%, 09/15/2043	164,728	0.1
250,000 (2)	Freddie Mac STACR REMIC Trust 2020-DNA6 M2, 2.926%, (SOFR30A + 2.000)%, 12/25/2050	246,137	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
95,870 (2)	Freddie Mac Stacr Remic Trust 2020-HQA2 M2, 4.724%, (US0001M + 3.100)%, 03/25/2050	$95,200	0.0
12,681 (2)	Freddie Mac STACR REMIC Trust 2020-HQA3 M2, 5.224%, (US0001M + 3.600)%, 07/25/2050	12,675	0.0
236,203 (2)	Freddie Mac STACR REMIC Trust 2021-DNA5 M2, 2.576%, (SOFR30A + 1.650)%, 01/25/2034	227,988	0.1
600,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750)%, 12/25/2041	498,713	0.2
100,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400)%, 01/25/2042	84,735	0.0
118,816	Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 3.974%, (US0001M + 2.350)%, 04/25/2030	118,731	0.0
74,991	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300)%, 09/25/2030	74,463	0.0
265,014	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	245,511	0.1
1,123,554	Ginnie Mae 2019-15 CZ, 3.500%, 02/20/2049	1,078,710	0.4
31,727	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	32,723	0.0
211,893	Ginnie Mae Series 2010-164 JZ, 4.000%, 12/20/2040	212,211	0.1
9,006	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	9,498	0.0
25,474	HomeBanc Mortgage Trust 2004-1 2A, 2.484%, (US0001M + 0.860)%, 08/25/2029	24,578	0.0
64,855 (2)(4)	JP Morgan Mortgage Trust 2019-LTV3 A5, 3.500%, 03/25/2050	64,034	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
159,139 (2)(4)	JP Morgan Mortgage Trust 2020-5 A15, 3.000%, 12/25/2050	$142,097	0.1
100,000 (2)	Mello Warehouse Securitization Trust 2021-1 C, 1.768%, (US0001M + 1.100)%, 02/25/2055	98,205	0.0
44,886	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	29,505	0.0
300,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 3.826%, (SOFR30A + 2.900)%, 02/25/2034	286,427	0.1
9,352	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	8,177	0.0
16,260 (4)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.521%, 10/25/2036	15,302	0.0
39,698	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 A1C3, 2.644%, (US0001M + 0.510)%, 08/25/2045	38,179	0.0
21,477	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.604%, (US0001M + 0.490)%, 10/25/2045	20,462	0.0
21,320 (4)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	19,957	0.0
105,477 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.196%, 12/25/2036	99,099	0.0
57,122 (4)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.107%, 07/25/2037	54,635	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
128,691	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR6 2A, 1.436%, (12MTA + 0.960)%, 08/25/2046	$83,498	0.0
11,980	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430)%, 06/25/2037	9,673	0.0
9,840 (4)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.870%, 04/25/2036	9,399	0.0
15,133 (4)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 2.767%, 12/28/2037	14,359	0.0
	Total Collateralized Mortgage Obligations (Cost $12,691,985)	11,897,100	3.9
U.S. GOVERNMENT AGENCY OBLIGATIONS: 6.2%
	Federal Home Loan Mortgage Corporation: 0.5%(6)
5,109	2.500%, 05/01/2030	5,011	0.0
7,922	2.500%, 05/01/2030	7,780	0.0
9,475	2.500%, 06/01/2030	9,305	0.0
587,159	2.500%, 02/01/2052	530,503	0.2
489,280	2.500%, 02/01/2052	442,067	0.2
17,506	3.000%, 03/01/2045	16,725	0.0
12,848	3.000%, 03/01/2045	12,234	0.0
19,422	3.000%, 04/01/2045	18,495	0.0
28,656	3.500%, 03/01/2045	28,054	0.0
83,165	4.000%, 12/01/2041	84,244	0.0
28,284	4.000%, 12/01/2042	28,580	0.0
6,016	4.000%, 09/01/2045	6,068	0.0
4,634	4.000%, 09/01/2045	4,674	0.0
4,190	4.000%, 09/01/2045	4,227	0.0
3,859	4.000%, 09/01/2045	3,892	0.0
56,122	4.500%, 08/01/2041	56,888	0.0
183,670	4.500%, 09/01/2041	188,371	0.1
2,148	5.500%, 07/01/2037	2,311	0.0
1,717	6.500%, 12/01/2031	1,845	0.0
		1,451,274	0.5
	Federal National Mortgage Association: 0.6%(6)
569,423	2.500%, 06/01/2051	514,383	0.2
790,106	3.000%, 05/01/2052	738,341	0.3
388,931	4.500%, 09/01/2047	410,627	0.1
		1,663,351	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association: 1.2%
1,259,745	2.500%, 05/20/2051	$1,158,158	0.4
600,000 (7)	3.000%, 07/15/2052	565,828	0.2
1,950,000 (7)	3.500%, 07/15/2052	1,895,156	0.6
21,307	4.000%, 11/20/2040	21,675	0.0
43,638	4.000%, 03/20/2046	44,178	0.0
39,531	4.500%, 08/20/2041	41,351	0.0
73,524	4.500%, 09/15/2047	75,920	0.0
		3,802,266	1.2
	Uniform Mortgage-Backed Securities: 3.9%
278,084	2.000%, 05/01/2051	242,533	0.1
286,286	2.000%, 10/01/2051	249,281	0.1
979,438	2.000%, 02/01/2052	854,203	0.3
13,047	2.500%, 05/01/2030	12,801	0.0
17,368	2.500%, 06/01/2030	17,041	0.0
23,960	2.500%, 06/01/2030	23,509	0.0
9,826	2.500%, 07/01/2030	9,641	0.0
326,686	2.500%, 01/01/2052	295,283	0.1
862,198	2.500%, 02/01/2052	779,900	0.3
980,560	2.500%, 02/01/2052	887,203	0.3
373,590	2.500%, 03/01/2052	338,020	0.1
32,688	3.000%, 09/01/2043	31,247	0.0
159,634	3.000%, 04/01/2045	152,024	0.1
108,667	3.000%, 07/01/2046	103,056	0.0
575,348	3.000%, 04/01/2050	537,571	0.2
1,084,825	3.000%, 02/01/2052	1,017,740	0.3
938,000 (7)	3.000%, 07/15/2052	873,879	0.3
36,229	3.500%, 10/01/2042	35,613	0.0
329,891	3.500%, 08/01/2046	322,670	0.1
84,044	4.000%, 07/01/2042	85,056	0.0
8,933	4.000%, 07/01/2042	9,040	0.0
130,190	4.000%, 01/01/2045	131,516	0.0
20,650	4.000%, 06/01/2045	20,808	0.0
2,741,000 (7)	4.000%, 07/15/2052	2,703,686	0.9
16,590	4.500%, 11/01/2040	17,131	0.0
31,849	4.500%, 10/01/2041	32,834	0.0
2,021,000 (7)	4.500%, 07/15/2052	2,029,289	0.7
15,374	5.000%, 06/01/2033	16,178	0.0
3,651	5.000%, 02/01/2036	3,846	0.0
1,625	5.000%, 07/01/2036	1,709	0.0
39,287	5.000%, 07/01/2037	40,563	0.0
36,860	5.000%, 11/01/2040	38,829	0.0
16,447	5.000%, 05/01/2041	17,330	0.0
44,775	5.000%, 06/01/2041	46,905	0.0
23,828	5.000%, 06/01/2041	25,105	0.0
58,965	5.500%, 12/01/2036	63,160	0.0
206	7.000%, 10/01/2029	218	0.0
1,148	7.000%, 01/01/2032	1,194	0.0
		12,067,612	3.9
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
	Total U.S. Government Agency Obligations (Cost $19,535,097)	$18,984,503	6.2
U.S. TREASURY OBLIGATIONS: 5.1%
	U.S. Treasury Bonds: 1.3%
1,000	1.250%, 05/15/2050	637	0.0
22,000	1.375%, 11/15/2040	15,853	0.0
2,200	1.625%, 11/15/2050	1,548	0.0
1,616,600 (3)	2.250%, 02/15/2052	1,330,916	0.4
2,674,400	3.250%, 05/15/2042	2,610,883	0.9
		3,959,837	1.3
	U.S. Treasury Notes: 3.8%
1,000	0.125%, 10/15/2023	964	0.0
260,500	0.500%, 11/30/2023	251,688	0.1
344,900	0.875%, 01/31/2024	333,798	0.1
20,500	1.125%, 02/15/2031	17,619	0.0
137,800	1.250%, 11/30/2026	127,613	0.0
219,300	1.250%, 09/30/2028	196,453	0.1
347,900	1.500%, 01/31/2027	324,872	0.1
693,400	1.500%, 11/30/2028	629,748	0.2
534,000 (3)	2.500%, 05/31/2024	529,223	0.2
389,500	2.625%, 05/31/2027	382,182	0.1
2,000	2.750%, 04/30/2027	1,973	0.0
302,600	2.750%, 05/31/2029	296,690	0.1
2,689,000	2.875%, 06/15/2025	2,678,496	0.9
2,298,800	2.875%, 05/15/2032	2,273,298	0.7
2,247,000	3.000%, 06/30/2024	2,248,317	0.7
745,000	3.250%, 06/30/2027	752,334	0.2
791,000	3.250%, 06/30/2029	800,455	0.3
		11,845,723	3.8
	Total U.S. Treasury Obligations (Cost $16,010,087)	15,805,560	5.1
COMMERCIAL MORTGAGE-BACKED SECURITIES: 2.2%
500,000 (2)(4)	Arbor Multifamily Mortgage Securities Trust 2021-MF2 E, 2.000%, 06/15/2054	338,104	0.1
500,000 (2)	AREIT 2021-CRE5 D Trust, 4.173%, (US0001M + 2.650)%, 11/17/2038	469,452	0.2
100,000 (2)(4)	BAMLL Commercial Mortgage Securities Trust 2015-200P F, 3.716%, 04/14/2033	90,356	0.0
3,000,000 (4)(5)	BANK 2017-BNK8 XB, 0.221%, 11/15/2050	26,153	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
964,570 (4)(5)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	$46,358	0.0
3,630,943 (4)(5)	BANK 2019-BNK21 XA, 0.987%, 10/17/2052	172,463	0.1
2,180,000 (2)(4)(5)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	38,376	0.0
986,544 (4)(5)	Benchmark 2019-B9 XA Mortgage Trust, 1.202%, 03/15/2052	52,266	0.0
343,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 3.674%, (US0001M + 2.350)%, 02/15/2038	317,670	0.1
400,000 (2)	BX Trust 2021-ARIA F, 3.918%, (US0001M + 2.594)%, 10/15/2036	367,460	0.1
773,363 (4)(5)	CD 2017-CD4 Mortgage Trust XA, 1.389%, 05/10/2050	35,370	0.0
872,216 (4)(5)	Citigroup Commercial Mortgage Trust 2016-P4 XA, 2.054%, 07/10/2049	50,416	0.0
1,241,364 (4)(5)	Citigroup Commercial Mortgage Trust 2017-C4 XA, 1.225%, 10/12/2050	52,151	0.0
964,786 (4)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.023%, 09/15/2050	34,983	0.0
1,289,431 (4)(5)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.690%, 06/10/2051	40,261	0.0
1,113,493 (4)(5)	Citigroup Commercial Mortgage Trust 2019-GC41 XA, 1.183%, 08/10/2056	59,120	0.0
60,000	Citigroup Commercial Mortgage Trust 2019-GC43 A4, 3.038%, 11/10/2052	55,367	0.0
627,313 (4)(5)	COMM 2012-CR4 XA, 1.817%, 10/15/2045	523	0.0
2,380,000 (2)(4)(5)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	5,419	0.0
177,000 (4)	Comm 2013-CCRE13 C Mortgage Trust, 5.041%, 11/10/2046	173,402	0.1
1,403,090 (4)(5)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	25,535	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
695,393 (4)(5)	COMM 2017-COR2 XA, 1.310%, 09/10/2050	$32,954	0.0
110,000 (2)(4)	DBJPM 16-C3 Mortgage Trust, 3.624%, 08/10/2049	85,618	0.0
130,000 (2)(4)	DBWF 2015-LCM D Mortgage Trust, 3.535%, 06/10/2034	107,211	0.1
652,735	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	105,167	0.1
1,646,314 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K122 X1, 0.973%, 11/25/2030	96,225	0.1
798,613 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1517 X1, 1.443%, 07/25/2035	98,481	0.1
1,288,787 (4)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K-1518 X1, 0.959%, 10/25/2035	102,388	0.1
848,000 (5)	Freddie Mac Multifamily Structured Pass Through Certificates KL06 XFX, 1.364%, 12/25/2029	66,142	0.0
300,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	233,164	0.1
300,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	213,987	0.1
900,000 (2)	Great Wolf Trust 2019-WOLF E, 4.056%, (US0001M + 2.732)%, 12/15/2036	839,632	0.3
100,000 (2)	GS Mortgage Securities Corp. II 2018-RIVR F, 3.424%, (US0001M + 2.100)%, 07/15/2035	86,473	0.0
974,659 (4)(5)	GS Mortgage Securities Trust 2014-GC22 XA, 1.096%, 06/10/2047	11,768	0.0
1,354,867 (4)(5)	GS Mortgage Securities Trust 2016-GS4 XA, 0.694%, 11/10/2049	26,534	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
835,211 (4)(5)	GS Mortgage Securities Trust 2017-GS6 XA, 1.164%, 05/10/2050	$34,175	0.0
50,000	GS Mortgage Securities Trust 2019-GC38 A4, 3.968%, 02/10/2052	49,059	0.0
1,217,145 (4)(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.115%, 02/10/2052	58,425	0.0
2,053,513 (4)(5)	GS Mortgage Securities Trust 2019-GC42 XA, 0.932%, 09/01/2052	88,590	0.0
90,000	GS Mortgage Securities Trust 2019-GSA1 A4, 3.048%, 11/10/2052	83,017	0.0
1,299,222 (4)(5)	GS Mortgage Securities Trust 2020-GC47 XA, 1.245%, 05/12/2053	91,107	0.0
1,132,969 (4)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.724%, 12/15/2049	22,977	0.0
100,000 (2)(4)	JPMBB Commercial Mortgage Securities Trust 2013-C17 F, 3.867%, 01/15/2047	78,728	0.0
391,686 (4)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C19 XA, 0.796%, 04/15/2047	2,967	0.0
72,104 (2)(4)(5)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.637%, 11/15/2038	0	—
1,479,561 (4)(5)	Morgan Stanley Bank of America Merrill Lynch Trust 2014 C19 XA, 1.103%, 12/15/2047	25,542	0.0
62,000	Morgan Stanley Capital I Trust 2019-H6 A4, 3.417%, 06/15/2052	58,285	0.0
3,343,328 (4)(5)	Morgan Stanley Capital I Trust 2019-L3 XA, 0.761%, 11/15/2052	128,170	0.1
1,007,883 (4)(5)	Morgan Stanley Capital I Trust 2021-L5 XA, 1.422%, 05/15/2054	79,896	0.0
280,000 (2)	Motel Trust 2021-MTL6 F, 4.874%, (US0001M + 3.550)%, 09/15/2038	266,343	0.1
2,080,821 (4)(5)	UBS Commercial Mortgage Trust 2018-C9 XA, 1.030%, 03/15/2051	84,816	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
60,000	UBS Commercial Mortgage Trust 2019-C17 A4, 2.921%, 10/15/2052	$54,387	0.0
40,000 (2)(4)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	37,720	0.0
400,000 (2)	Wells Fargo Commercial Mortgage Trust 2018-C45 D, 3.000%, 06/15/2051	295,587	0.1
1,024,311 (4)(5)	Wells Fargo Commercial Mortgage Trust 2019-C52 XA, 1.751%, 08/15/2052	83,615	0.0
185,919 (2)(4)(5)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	6	0.0
500,000 (2)(4)	WFRBS Commercial Mortgage Trust 2014-C23 D, 4.149%, 10/15/2057	451,310	0.2
	Total Commercial Mortgage-Backed Securities (Cost $7,216,688)	6,631,671	2.2
ASSET-BACKED SECURITIES: 3.0%
	Automobile Asset-Backed Securities: 0.3%
100,000	Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	100,178	0.1
100,000	Americredit Automobile Receivables Trust 2019-1 D, 3.620%, 03/18/2025	99,273	0.0
100,000	Carmax Auto Owner Trust 2018-4 D, 4.150%, 04/15/2025	100,054	0.1
150,000	Drive Auto Receivables Trust 2021-2 C, 0.870%, 10/15/2027	142,399	0.1
100,000 (2)	Ford Credit Auto Owner Trust 2022-REV1 C, 4.670%, 11/15/2034	98,135	0.0
100,000 (2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	93,669	0.0
100,000	GM Financial Automobile Leasing Trust 2022-2 C, 4.330%, 05/20/2026	98,825	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Automobile Asset-Backed Securities (continued)
1,898	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	$1,898	0.0
		734,431	0.3
	Home Equity Asset-Backed Securities: 0.0%
77,846 (4)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	77,536	0.0

	Other Asset-Backed Securities: 2.5%
250,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950)%, 04/14/2029	241,124	0.1
43,342 (2)	Aqua Finance Trust 2020-AA A, 1.900%, 07/17/2046	41,561	0.0
400,000 (2)	ARES XLIV CLO Ltd. 2017-44A A2R, 2.344%, (US0003M + 1.300)%, 04/15/2034	380,973	0.1
93,333 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	83,573	0.0
250,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 3.213%, (US0003M + 2.150)%, 01/20/2032	236,240	0.1
500,000 (2)	Benefit Street Partners Clo XXII Ltd. 2020-22A AR, 1.667%, (TSFR3M + 1.350)%, 04/20/2035	486,938	0.2
500,000 (2)	BlueMountain CLO 2014-2A A2R2 Ltd., 2.463%, (US0003M + 1.400)%, 10/20/2030	480,305	0.2
250,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000)%, 04/15/2034	230,292	0.1
455,000 (2)	BlueMountain CLO XXX Ltd. 2020-30A CR, 3.001%, (TSFR3M + 2.150)%, 04/15/2035	424,734	0.2
99,750 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	94,736	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (2)	Carlyle US Clo 2017-2A CR Ltd., 2.463%, (US0003M + 1.400)%, 07/20/2031	$239,586	0.1
16,450	Chase Funding Trust Series 2003-5 2A2, 2.224%, (US0001M + 0.600)%, 07/25/2033	15,389	0.0
81,575 (2)	CLI Funding VI LLC 2020-1A A, 2.080%, 09/18/2045	73,015	0.0
95,813 (2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	85,945	0.0
96,500 (2)	Domino’s Pizza Master Issuer LLC 2018-1A A211, 4.328%, 07/25/2048	93,792	0.0
195,500 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	177,573	0.1
99,000 (2)	Domino’s Pizza Master Issuer LLC 2021-1A A2II, 3.151%, 04/25/2051	84,888	0.0
96,750 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	92,898	0.0
250,000 (2)	Eaton Vance Clo 2015-1A A2R Ltd., 2.313%, (US0003M + 1.250)%, 01/20/2030	241,131	0.1
99,250 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	96,425	0.0
16,051 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	16,024	0.0
235,454 (2)	J.G. Wentworth XXXIX LLC 2017-2A A, 3.530%, 09/15/2072	218,430	0.1
250,000 (2)	LCM XXIV Ltd. 24A AR, 2.043%, (US0003M + 0.980)%, 03/20/2030	245,574	0.1
71,809 (2)	Loanpal Solar Loan 2020-2GF A Ltd., 2.750%, 07/20/2047	64,024	0.0
72,855 (2)	Loanpal Solar Loan 2021-1 1GS A Ltd., 2.290%, 01/20/2048	63,194	0.0
120,742 (2)	Loanpal Solar Loan 2021-2GS A Ltd., 2.220%, 03/20/2048	103,418	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
250,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 3.044%, (US0003M + 2.000)%, 04/19/2033	$235,674	0.1
178,208 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	177,331	0.1
200,000 (2)(4)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	193,169	0.1
39,143 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	37,806	0.0
57,177 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	55,513	0.0
62,720 (2)	Mosaic Solar Loan Trust 2020-2A A, 1.440%, 08/20/2046	54,435	0.0
70,856 (2)	Mosaic Solar Loan Trust 2021-1A B, 2.050%, 12/20/2046	61,259	0.0
250,000 (2)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900)%, 01/18/2034	234,262	0.1
250,000 (2)	Octagon Investment Partners 32 Ltd. 2017-1A A2R, 2.244%, (US0003M + 1.200)%, 07/15/2029	241,229	0.1
200,000 (2)	OHA Loan Funding 2013-1A A1R2 Ltd., 2.274%, (US0003M + 1.090)%, 07/23/2031	196,761	0.1
93,617 (2)	Pagaya AI Debt Trust 2022-1 A, 2.030%, 10/15/2029	90,447	0.0
250,000 (2)	Palmer Square CLO 2021-1A B Ltd., 2.763%, (US0003M + 1.700)%, 04/20/2034	230,738	0.1
250,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 2.963%, (US0003M + 1.900)%, 04/20/2034	232,705	0.1
193,050 (2)	Sunnova Sol II Issuer LLC 2020-2A A, 2.730%, 11/01/2055	166,080	0.1
94,601 (2)	Sunnova Sol III Issuer LLC 2021-1 A, 2.580%, 04/28/2056	81,036	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
93,635 (2)	Sunnova Sol Issuer LLC 2020-1A A, 3.350%, 02/01/2055	$83,313	0.0
96,500 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	92,656	0.0
99,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	81,650	0.0
93,333 (2)	Textainer Marine Containers Ltd. 2021-3A A, 1.940%, 08/20/2046	80,761	0.0
89,375 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	78,195	0.0
93,837 (2)	Upstart Securitization Trust 2021-4 A, 0.840%, 09/20/2031	90,375	0.0
95,500 (2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	90,343	0.0
99,000 (2)	Wendy’s Funding LLC 2021-1A A2II, 2.775%, 06/15/2051	82,877	0.0
198,500 (2)	Zaxby’s Funding LLC 2021-1A A2, 3.238%, 07/30/2051	173,499	0.1
		7,753,896	2.5
	Student Loan Asset-Backed Securities: 0.2%
28,861 (2)	Commonbond Student Loan Trust 2017-BGS A1, 2.680%, 09/25/2042	27,688	0.0
23,212 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	22,687	0.0
50,239 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	49,268	0.0
38,751 (2)	Commonbond Student Loan Trust 2020-AGS A, 1.980%, 08/25/2050	37,210	0.0
33,037 (2)	Navient Private Education Refi Loan Trust 2019-A A2A, 3.420%, 01/15/2043	32,461	0.0
36,594 (2)	Navient Private Education Refi Loan Trust 2020-DA A, 1.690%, 05/15/2069	34,592	0.0
100,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	95,640	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
73,361 (2)	SMB Private Education Loan Trust 2020-PTA A2A, 1.600%, 09/15/2054	$66,896	0.0
39,917 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	39,345	0.0
37,807 (2)	Sofi Professional Loan Program 2018-D A2FX Trust, 3.600%, 02/25/2048	37,261	0.0
79,393 (2)	SoFi Professional Loan Program 2020-C AFX Trust, 1.950%, 02/15/2046	75,621	0.1
		518,669	0.2
	Total Asset-Backed Securities (Cost $9,650,847)	9,084,532	3.0
SOVEREIGN BONDS: 0.5%
116,940 (8)	Argentine Republic Government International Bond, 0.500% (Step Rate @ 0.750% on 0), 07/09/2030	27,736	0.0
8,843	Argentine Republic Government International Bond, 1.000%, 07/09/2029	2,033	0.0
200,000	Brazilian Government International Bond, 4.625%, 01/13/2028	187,128	0.1
200,000	Colombia Government International Bond, 3.125%, 04/15/2031	147,809	0.0
150,000	Dominican Republic International Bond, 4.875%, 09/23/2032	115,790	0.0
225,000	Egypt Government International Bond, 7.625%, 05/29/2032	147,986	0.0
225,000	Export-Import Bank of India, 2.250%, 01/13/2031	177,454	0.1
200,000 (2)	Hungary Government International Bond, 2.125%, 09/22/2031	155,020	0.1
200,000	Mexico Government International Bond, 3.500%, 02/12/2034	165,698	0.1
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
200,000	Republic of South Africa Government International Bond, 4.850%, 09/30/2029	$171,344	0.1
150,000 (2)	Romanian Government International Bond, 3.625%, 03/27/2032	118,142	0.0
80,000	Turkey Government International Bond, 7.375%, 02/05/2025	74,562	0.0
	Total Sovereign Bonds (Cost $1,854,845)	1,490,702	0.5

	Value	Percentage of Net Assets
PURCHASED OPTIONS(9): 0.0%
Total Purchased Options (Cost $40,157)	20,169	0.0
Total Long-Term Investments (Cost $322,101,974)	313,197,229	102.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 24.6%
	Commercial Paper: 0.9%
750,000	Dominion Resources, Inc., 2.040%, 07/25/2022	748,954	0.2
2,056,000 (10)	Liberty Street Funding LLC, 1.550%, 07/01/2022	2,055,912	0.7
	Total Commercial Paper (Cost $2,804,911)	2,804,866	0.9

	Repurchase Agreements: 17.1%
11,477,164 (10)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $11,477,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $11,706,707, due 08/01/22-01/20/68)	11,477,164	3.7

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
6,065,531 (10)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,065,789, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $6,187,155, due 07/21/22-05/15/52)	$6,065,531	2.0
3,217,439 (10)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,217,571, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $3,281,788, due 06/30/24-05/15/52)	3,217,439	1.0
3,299,028 (10)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,299,164, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $3,365,009, due 12/29/22-06/30/27)	3,299,028	1.1
3,931,006 (10)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $3,931,177, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,009,803, due 08/01/22-02/20/72)	3,931,006	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
17,391,007 (10)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $17,391,746, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $17,738,827, due 08/16/22-05/20/52)	$17,391,007	5.7
7,109,482 (10)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $7,109,784, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $7,251,683, due 01/15/25-02/15/51)	7,109,482	2.3
	Total Repurchase Agreements (Cost $52,490,657)	52,490,657	17.1

	Time Deposits: 5.3%
1,830,000 (10)	Barclays Bank PLC, 1.590%, 07/01/2022	1,830,000	0.6
1,820,000 (10)	Canadian Imperial Bank of Commerce, 1.550%, 07/01/2022	1,820,000	0.6
1,800,000 (10)	DZ Bank AG, 1.550%, 07/01/2022	1,800,000	0.6
1,700,000 (10)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	1,700,000	0.5
1,820,000 (10)	Mizuho Bank Ltd., 1.570%, 07/01/2022	1,820,000	0.6
1,830,000 (10)	Royal Bank of Canada, 1.570%, 07/01/2022	1,830,000	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Time Deposits (continued)
1,820,000 (10)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	$1,820,000	0.6
1,830,000 (10)	Societe Generale, 1.550%, 07/01/2022	1,830,000	0.6
1,800,000 (10)	Toronto-Dominion Bank, 1.560%, 07/01/2022	1,800,000	0.6
	Total Time Deposits (Cost $16,250,000)	16,250,000	5.3

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
718,000 (10)(11)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	718,000	0.2
1,470,000 (10)(11)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	1,470,000	0.5
1,729,000 (10)(11)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	1,729,000	0.6
	Total Mutual Funds (Cost $3,917,000)	3,917,000	1.3
	Total Short-Term Investments (Cost $75,462,568)	75,462,523	24.6
	Total Investments in Securities (Cost $397,564,542)	$388,659,752	126.7
	Liabilities in Excess of Other Assets	(81,892,072)	(26.7)
	Net Assets	$306,767,680	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Security, or a portion of the security, is on loan.

(4)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(7)
Represents or includes a TBA transaction.

(8)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of June 30, 2022.

(9)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(10)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(11)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

SOFR30A
30-day Secured Overnight Financing Rate

TSFR3M
3-month CME Term Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)
Common Stock	40.2%
Exchange-Traded Funds	29.1%
Corporate Bonds/Notes	8.9%
U.S. Government Agency Obligations	6.2%
U.S. Treasury Obligations	5.1%
Collateralized Mortgage Obligations	3.9%
Asset-Backed Securities	3.0%
Mutual Funds	2.9%
Commercial Mortgage-Backed Securities	2.2%
Sovereign Bonds	0.5%
Preferred Stock	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(2.1)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Communication Services	$7,226,893	$1,121,366	$—	$8,348,259
Consumer Discretionary	10,835,638	2,087,701	—	12,923,339
Consumer Staples	6,478,373	2,419,090	—	8,897,463
Energy	4,286,803	1,082,922	—	5,369,725
Financials	11,944,631	4,210,548	—	16,155,179
Health Care	14,952,834	3,457,579	—	18,410,413
Industrials	8,247,213	3,450,520	—	11,697,733
Information Technology	26,316,982	1,847,361	—	28,164,343
Materials	2,785,517	2,130,569	—	4,916,086
Real Estate	3,581,387	798,648	—	4,380,035
Utilities	3,300,643	941,511	—	4,242,154
Total Common Stock	99,956,914	23,547,815	—	123,504,729
Exchange-Traded Funds	89,430,748	—	—	89,430,748
Mutual Funds	8,941,654	—	—	8,941,654
Preferred Stock	—	221,078	—	221,078
Purchased Options	—	20,169	—	20,169
Corporate Bonds/Notes	—	27,184,783	—	27,184,783
Collateralized Mortgage Obligations	—	11,897,100	—	11,897,100
Asset-Backed Securities	—	9,084,532	—	9,084,532
U.S. Government Agency Obligations	—	18,984,503	—	18,984,503
Commercial Mortgage-Backed Securities	—	6,631,671	—	6,631,671
Sovereign Bonds	—	1,490,702	—	1,490,702
U.S. Treasury Obligations	—	15,805,560	—	15,805,560
Short-Term Investments	3,917,000	71,545,523	—	75,462,523
Total Investments, at fair value	$202,246,316	$186,413,436	$—	$388,659,752
Other Financial Instruments+
Centrally Cleared Swaps	—	5,999	—	5,999
Forward Foreign Currency Contracts	—	19,949	—	19,949
Futures	105,988	—	—	105,988
Total Assets	$202,352,304	$186,439,384	$—	$388,791,688
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(3,121)	$—	$(3,121)
Forward Foreign Currency Contracts	—	(4,828)	—	(4,828)
Forward Premium Swaptions	—	(24,606)	—	(24,606)
Futures	(182,061)	—	—	(182,061)
Written Options	—	(21,439)	—	(21,439)
Total Liabilities	$(182,061)	$(53,994)	$—	$(236,055)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Local Currency Debt Fund - Class P	$804,693	$15,052	$(1,016,825)	$197,080	$—	17,906	$(303,931)	$—
Voya Floating Rate Fund - Class P	1,691,934	37,881	—	(131,070)	1,598,745	37,881	—	—
Voya High Yield Bond Fund - Class P	32,911,489	2,223,982	(29,171,534)	(2,449,546)	3,514,391	239,755	1,025,942	—
Voya Short Term Bond Fund - Class R6	4,762,230	37,461	(763,215)	(207,958)	3,828,518	37,461	(25,294)	—
	$40,170,346	$2,314,376	$(30,951,574)	$(2,591,494)	$8,941,654	$333,003	$696,717	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Balanced Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 25,488	HUF 9,282,257	Barclays Bank PLC	07/29/22	$1,055
USD 9,324	TRY 167,972	Barclays Bank PLC	07/29/22	(587)
PHP 40,551	USD 738	Barclays Bank PLC	08/05/22	(2)
USD 69,103	THB 2,370,100	Barclays Bank PLC	08/05/22	1,969
USD 72,260	MYR 317,909	Barclays Bank PLC	08/05/22	95
THB 2,370,099	USD 67,528	Barclays Bank PLC	08/05/22	(394)
MYR 317,909	USD 72,201	Barclays Bank PLC	08/05/22	(36)
HUF 9,282,257	USD 24,252	BNP Paribas	07/29/22	180
USD 1,641	CLP 1,515,016	BNP Paribas	08/05/22	2
CNY 581,089	USD 86,804	BNP Paribas	08/05/22	(23)
USD 87,425	CNY 581,089	BNP Paribas	08/05/22	643
USD 183	ILS 606	Citibank N.A.	07/29/22	9
USD 61,656	ZAR 950,629	Citibank N.A.	07/29/22	3,379
USD 20,779	RON 96,559	Goldman Sachs & Co.	07/29/22	398
CZK 807,548	USD 34,351	Goldman Sachs & Co.	07/29/22	(273)
ZAR 950,629	USD 59,655	Goldman Sachs & Co.	07/29/22	(1,377)
RON 96,559	USD 20,533	Goldman Sachs & Co.	07/29/22	(152)
PLN 288,089	USD 64,550	Goldman Sachs & Co.	07/29/22	(502)
PEN 94,617	USD 24,866	Goldman Sachs & Co.	08/05/22	(241)
USD 84,477	IDR 1,219,102,102	HSBC Bank USA N.A.	08/05/22	3,007
TRY 167,972	USD 9,952	JPMorgan Chase Bank N.A.	07/29/22	(41)
IDR 1,219,102,102	USD 82,106	JPMorgan Chase Bank N.A.	08/05/22	(635)
MXN 1,820,970	USD 90,356	JPMorgan Chase Bank N.A.	08/05/22	(346)
USD 66,914	PLN 288,089	Morgan Stanley Capital Services LLC	07/29/22	2,866
USD 34,804	CZK 807,548	Morgan Stanley Capital Services LLC	07/29/22	726
COP 160,078,860	USD 38,545	Morgan Stanley Capital Services LLC	08/05/22	(219)
USD 41,789	COP 160,078,860	Morgan Stanley Capital Services LLC	08/05/22	3,462
USD 92,168	MXN 1,820,970	Morgan Stanley Capital Services LLC	08/05/22	2,158
				$15,121
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following futures contracts were outstanding for Voya Balanced Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
90-Day Eurodollar	25	09/19/22	$6,049,687	$(33,991)
U.S. Treasury 2-Year Note	43	09/30/22	9,030,672	18,802
U.S. Treasury 5-Year Note	22	09/30/22	2,469,500	51,520
U.S. Treasury Long Bond	4	09/21/22	554,500	7,367
U.S. Treasury Ultra Long Bond	21	09/21/22	3,241,219	(80,419)
			$21,345,578	$(36,721)
Short Contracts:
MSCI EAFE Index	(33)	09/16/22	(3,063,390)	(24,885)
MSCI Emerging Markets Index	(61)	09/16/22	(3,058,235)	11,743
S&P 500® E-Mini	(24)	09/16/22	(4,547,400)	(42,766)
U.S. Treasury 10-Year Note	(10)	09/21/22	(1,185,313)	6,144
U.S. Treasury Ultra 10-Year Note	(24)	09/21/22	(3,057,000)	10,412
			$(14,911,338)	$(39,352)
At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Balanced Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD 188,600	$1,046	$1,046
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD 199,000	2,169	2,169
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD 188,600	2,784	2,784
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD 75,400	(1,060)	(1,060)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD 113,200	(2,061)	(2,061)
							$2,878	$2,878
At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25 USD	19,000	$1,425	$137
					$1,425	$137
At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500 USD	210,000	$10,416	$4,785
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650 USD	2,683,000	19,097	11,495
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640 USD	1,258,000	9,219	3,752
					$38,732	$20,032
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 206,000	$2,189	$(5,152)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 618,000	6,527	(15,457)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 618,000	6,528	(622)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 206,000	2,189	(208)
							$17,433	$(21,439)
At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Balanced Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 439,500	$(76,913)	$(3,547)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 740,000	(130,980)	(6,754)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 439,500	(77,022)	(3,497)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 925,000	(166,500)	(10,808)
							$(451,415)	$(24,606)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

Currency Abbreviations
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$20,169
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	19,949
Equity contracts	Variation margin receivable on futures contracts**	11,743
Interest rate contracts	Variation margin receivable on futures contracts**	94,245
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	5,999
Total Asset Derivatives		$152,105
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$4,828
Equity contracts	Variation margin payable on futures contracts**	67,651
Interest rate contracts	Variation margin payable on futures contracts**	114,410
Interest rate contracts	Variation margin payable on centrally cleared swaps**	3,121
Interest rate contracts	Unrealized depreciation on OTC forward premium swaptions	24,606
Interest rate contracts	Written Options, at fair value	21,439
Total Liability Derivatives		$236,055

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day’s unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio’s Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$78,627	$—	$78,627
Equity contracts	6,057	—	871,876	—	(17,449)	860,484
Foreign exchange contracts	3,652	1,021	—	—	54,817	59,490
Interest rate contracts	—	—	(1,426,223)	(107,794)	105,461	(1,428,556)
Total	$9,709	$1,021	$(554,347)	$(29,167)	$142,829	$(429,955)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$—	$—	$—
Equity contracts	17,350	—	(55,908)	—	(15,096)	(53,654)
Foreign exchange contracts	(19,988)	26,019	—	—	—	6,031
Interest rate contracts	(24,606)	—	(66,904)	2,878	(4,006)	(92,638)
Total	$(27,244)	$26,019	$(122,812)	$2,878	$(19,102)	$(140,261)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Balanced Portfolio	as of June 30, 2022 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs & Co.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$4,785	$—	$—	$—	$—	$11,495	$3,889	$20,169
Forward foreign currency contracts	3,119	825	3,388	398	3,007	—	9,212	—	19,949
Total Assets	$3,119	$5,610	$3,388	$398	$3,007	$—	$20,707	$3,889	$40,118
Liabilities:
Forward foreign currency contracts	$1,019	$23	$—	$2,545	$—	$1,022	$219	$—	$4,828
Forward premium swaptions	24,606	—	—	—	—	—	—	—	24,606
Written options	—	16,079	—	5,360	—	—	—	—	21,439
Total Liabilities	$25,625	$16,102	$—	$7,905	$—	$1,022	$219	$—	$50,873
Net OTC derivative instruments by counterparty, at fair value	$(22,506)	$(10,492)	$3,388	$(7,507)	$3,007	$(1,022)	$20,488	$3,889	$(10,755)
Total collateral pledged by the Portfolio/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$(22,506)	$(10,492)	$3,388	$(7,507)	$3,007	$(1,022)	$20,488	$3,889	$(10,755)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $398,422,197.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$15,738,663
Gross Unrealized Depreciation	(25,589,788)
Net Unrealized Depreciation	$(9,851,125)
See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Australia: 3.0%
70,002	Ampol Ltd.	$1,652,220	0.3
528,525	Aurizon Holdings Ltd.	1,390,038	0.3
192,454	Australia & New Zealand Banking Group Ltd.	2,931,212	0.5
183,717	Brambles Ltd.	1,358,458	0.2
714,649	Medibank Pvt Ltd.	1,607,373	0.3
42,387	Rio Tinto Ltd.	3,023,840	0.6
23,077	Sonic Healthcare Ltd.	526,001	0.1
315,378	Telstra Corp., Ltd.	838,835	0.2
281,486	Transurban Group - Stapled Security	2,800,592	0.5
		16,128,569	3.0
	Belgium: 0.1%
7,616	UCB S.A.	645,377	0.1

	Canada: 4.8%
66,216 (1)	Bank of Nova Scotia	3,918,843	0.7
58,477	BCE, Inc.	2,874,332	0.6
67,893 (1)	Canadian Imperial Bank of Commerce - XTSE	3,297,072	0.6
18,364	Canadian Utilities Ltd.	547,696	0.1
80,178	Enbridge, Inc.	3,386,013	0.6
7,308 (1)	National Bank Of Canada	479,573	0.1
49,406	Pembina Pipeline Corp.	1,746,405	0.3
27,491	Royal Bank of Canada	2,661,963	0.5
19,913	Shaw Communications, Inc. - Class B	586,778	0.1
130,671	TELUS Corp.	2,910,455	0.6
27,323	Waste Connections, Inc.	3,386,959	0.6
		25,796,089	4.8
	China: 0.1%
193,500	BOC Hong Kong Holdings Ltd.	768,384	0.1

	Denmark: 0.2%
16,076	Novozymes A/S	967,501	0.2

	Finland: 0.6%
22,971	Elisa OYJ	1,293,211	0.2
38,907	Kone Oyj	1,859,576	0.4
		3,152,787	0.6
	France: 2.5%
14,350	Air Liquide SA	1,931,559	0.4
48,615	AXA S.A.	1,110,446	0.2
24,776	BNP Paribas	1,185,090	0.2
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	France (continued)
32,132	Bouygues SA	$991,711	0.2
9,300	Cie de Saint-Gobain	401,848	0.1
23,820	Cie Generale des Etablissements Michelin SCA	650,550	0.1
19,244	Dassault Systemes SE	712,817	0.1
5,595	Ipsen SA	529,754	0.1
20,804 (2)	La Francaise des Jeux SAEM	722,407	0.1
13,212	Legrand S.A.	980,975	0.2
291,474	Orange SA	3,434,620	0.6
7,868	SEB SA	759,315	0.2
		13,411,092	2.5
	Germany: 1.6%
72,457	Deutsche Post AG	2,735,709	0.5
92,359	Deutsche Telekom AG	1,836,960	0.3
32,246	GEA Group AG	1,117,910	0.2
16,509 (2)	Scout24 SE	850,470	0.2
18,003	Symrise AG	1,963,510	0.4
		8,504,559	1.6
	Hong Kong: 1.9%
173,000	CK Hutchison Holdings Ltd.	1,173,632	0.2
559,000	HKT Trust & HKT Ltd. - Stapled Security	750,761	0.2
23,900	Jardine Matheson Holdings Ltd.	1,255,800	0.2
378,600	Link REIT	3,093,680	0.6
309,000	MTR Corp.	1,620,006	0.3
250,000	Power Assets Holdings Ltd.	1,574,978	0.3
222,000	SITC International Holdings Co. Ltd.	631,408	0.1
		10,100,265	1.9
	Ireland: 0.9%
18,348	CRH PLC	633,170	0.1
25,893	DCC PLC	1,610,974	0.3
29,438	Medtronic PLC	2,642,061	0.5
		4,886,205	0.9
	Israel: 0.2%
20,983 (1)	ZIM Integrated Shipping Services Ltd.	991,027	0.2

	Italy: 1.2%
254,715	ENI S.p.A.	3,021,102	0.6
101,566 (1)	FinecoBank Banca Fineco SpA	1,218,448	0.2
228,888 (2)	Poste Italiane SpA	2,141,595	0.4
		6,381,145	1.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Japan: 7.1%
45,100	Dai Nippon Printing Co., Ltd.	$970,124	0.2
812,500	ENEOS Holdings, Inc.	3,057,270	0.6
102,700 (1)	Japan Tobacco, Inc.	1,779,666	0.3
41,700	McDonald’s Holdings Co. Japan Ltd.	1,518,957	0.3
141,800	Mitsubishi HC Capital, Inc.	654,460	0.1
187,800	Mizuho Financial Group, Inc.	2,138,088	0.4
6,600	Nintendo Co., Ltd.	2,838,373	0.5
83,700	Nippon Telegraph & Telephone Corp.	2,404,966	0.5
29,900	Ono Pharmaceutical Co., Ltd.	768,109	0.1
81,600	Osaka Gas Co., Ltd.	1,563,884	0.3
45,000	Secom Co., Ltd.	2,778,513	0.5
150,500	Sekisui House Ltd.	2,642,081	0.5
42,600	SG Holdings Co. Ltd.	720,363	0.1
178,400	Sumitomo Chemical Co., Ltd.	698,204	0.1
105,600	Sumitomo Mitsui Financial Group, Inc.	3,138,970	0.6
97,000	Sumitomo Mitsui Trust Holdings, Inc.	2,997,879	0.6
122,500	Takeda Pharmaceutical Co., Ltd.	3,440,823	0.6
52,100	Tokio Marine Holdings, Inc.	3,038,053	0.6
55,000	Tokyo Gas Co., Ltd.	1,139,823	0.2
		38,288,606	7.1
	Netherlands: 0.6%
32,502	Wolters Kluwer NV	3,150,042	0.6

	New Zealand: 0.1%
206,610	Spark New Zealand Ltd.	618,333	0.1

	Singapore: 0.1%
215,300	Singapore Technologies Engineering Ltd.	633,804	0.1

	Spain: 0.7%
28,754 (1)	ACS Actividades de Construccion y Servicios SA	700,786	0.1
109,993	Iberdrola S.A. - IBEE	1,145,187	0.2
147,132 (1)	Repsol SA	2,169,030	0.4
		4,015,003	0.7
	Switzerland: 2.0%
34,038	Holcim AG	1,459,875	0.3
4,798	Roche Holding AG-GENUSSCHEIN	1,603,971	0.3
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Switzerland (continued)
6,138	Swisscom AG	$3,395,054	0.6
10,503	Zurich Insurance Group AG	4,580,079	0.8
		11,038,979	2.0
	United Kingdom: 5.4%
113,463	3i Group PLC	1,537,858	0.3
52,780	Admiral Group Plc	1,445,125	0.3
305,047	Amcor PLC	3,791,734	0.7
636,577	Aviva PLC	3,118,125	0.6
101,469	British American Tobacco PLC	4,349,396	0.8
240,152	GSK PLC	5,175,661	0.9
33,769	Hikma Pharmaceuticals PLC	666,282	0.1
170,328	Imperial Brands PLC	3,813,258	0.7
724,165	M&G PLC	1,716,794	0.3
202,077	Natwest Group PLC	537,881	0.1
253,067	Sage Group PLC/The	1,959,697	0.4
75,097	United Utilities Group PLC	934,829	0.2
		29,046,640	5.4
	United States: 65.7%
57,154	AbbVie, Inc.	8,753,707	1.6
21,797	AECOM	1,421,600	0.3
4,671	Agilent Technologies, Inc.	554,775	0.1
18,152	Air Products & Chemicals, Inc.	4,365,193	0.8
12,475	Allegion Public Ltd.	1,221,303	0.2
25,513	Allstate Corp.	3,233,262	0.6
40,646	Amdocs Ltd.	3,386,218	0.6
25,482	Amgen, Inc.	6,199,771	1.2
13,841	AO Smith Corp.	756,826	0.1
7,076	Aptargroup, Inc.	730,314	0.1
17,493	Assurant, Inc.	3,023,665	0.6
25,736	Avnet, Inc.	1,103,560	0.2
44,062	Axis Capital Holdings Ltd.	2,515,500	0.5
10,056	Bank of Hawaii Corp.	748,166	0.1
50,021	Bank OZK	1,877,288	0.4
17,243	Baxter International, Inc.	1,107,518	0.2
18,112	Becton Dickinson & Co.	4,465,151	0.8
5,721	Blackrock, Inc.	3,484,318	0.7
7,890	Booz Allen Hamilton Holding Corp.	712,940	0.1
87,971	Bristol-Myers Squibb Co.	6,773,767	1.3
56,071	Cardinal Health, Inc.	2,930,831	0.5
38,488	Chevron Corp.	5,572,293	1.0
11,655	Church & Dwight Co., Inc.	1,079,952	0.2
3,699	Cigna Corp.	974,760	0.2

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
143,912	Cisco Systems, Inc.	$6,136,408	1.1
43,839	Citigroup, Inc.	2,016,156	0.4
10,823	Coca-Cola Co.	680,875	0.1
53,709	Colgate-Palmolive Co.	4,304,239	0.8
37,331	ConocoPhillips	3,352,697	0.6
25,069	CVS Health Corp.	2,322,894	0.4
24,273	Digital Realty Trust, Inc.	3,151,364	0.6
43,701	Dolby Laboratories, Inc.	3,127,244	0.6
3,436	Dollar General Corp.	843,332	0.2
59,347	DT Midstream, Inc.	2,909,190	0.5
27,475	DTE Energy Co.	3,482,456	0.6
46,188	Duke Energy Corp.	4,951,815	0.9
21,558	Duke Realty Corp.	1,184,612	0.2
24,050	Electronic Arts, Inc.	2,925,682	0.5
4,136	Elevance Health, Inc.	1,995,951	0.4
46,527	Emerson Electric Co.	3,700,758	0.7
28,927	Entergy Corp.	3,258,337	0.6
8,973	Everest Re Group Ltd.	2,514,952	0.5
50,042	Evergy, Inc.	3,265,240	0.6
15,303	Eversource Energy	1,292,644	0.2
3,169	Extra Space Storage, Inc.	539,110	0.1
7,184	Factset Research Systems, Inc.	2,762,751	0.5
6,895	FedEx Corp.	1,563,165	0.3
29,587	First American Financial Corp.	1,565,744	0.3
24,056	First Industrial Realty Trust, Inc.	1,142,179	0.2
124,936	Flowers Foods, Inc.	3,288,316	0.6
47,285	FNB Corp.	513,515	0.1
14,644	Fortive Corp.	796,341	0.2
49,455	Gaming and Leisure Properties, Inc.	2,268,006	0.4
65,037	General Mills, Inc.	4,907,042	0.9
42,125	Genpact Ltd.	1,784,415	0.3
84,152	Gentex Corp.	2,353,731	0.4
25,752	Genuine Parts Co.	3,425,016	0.6
72,535	Gilead Sciences, Inc.	4,483,388	0.8
9,369	Greif, Inc. - Class A	584,438	0.1
11,397	Hancock Whitney Corp.	505,229	0.1
15,478	Hanover Insurance Group, Inc.	2,263,657	0.4
48,964	Hartford Financial Services Group, Inc.	3,203,715	0.6
9,135	Hasbro, Inc.	747,974	0.1
16,156	Hershey Co.	3,476,125	0.6
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
60,953	Highwoods Properties, Inc.	$2,083,983	0.4
21,655	International Bancshares Corp.	867,932	0.2
23,183	International Business Machines Corp.	3,273,208	0.6
50,527	Iron Mountain, Inc.	2,460,160	0.5
70,094	Johnson & Johnson	12,442,386	2.3
39,070	Johnson Controls International plc	1,870,672	0.4
76,922	Juniper Networks, Inc.	2,192,277	0.4
55,435	Kellogg Co.	3,954,733	0.7
56,542	Keurig Dr Pepper, Inc.	2,001,021	0.4
16,188	Kilroy Realty Corp.	847,118	0.2
4,656	Kimberly-Clark Corp.	629,258	0.1
8,029	Lamar Advertising Co.	706,311	0.1
15,575	Life Storage, Inc.	1,739,105	0.3
33,094	Loews Corp.	1,961,150	0.4
23,605	Manpowergroup, Inc.	1,803,658	0.3
40,940	Marathon Petroleum Corp.	3,365,677	0.6
29,601	Marsh & McLennan Cos., Inc.	4,595,555	0.9
11,349	McKesson Corp.	3,702,157	0.7
37,260	MDU Resources Group, Inc.	1,005,647	0.2
87,420	Merck & Co., Inc.	7,970,081	1.5
54,459	Metlife, Inc.	3,419,481	0.6
28,953	Mondelez International, Inc.	1,797,692	0.3
17,187	Morgan Stanley	1,307,243	0.2
10,250	MSC Industrial Direct Co.	769,878	0.1
38,011	National Fuel Gas Co.	2,510,627	0.5
71,774	National Retail Properties, Inc.	3,086,282	0.6
25,377	National Storage Affiliates Trust	1,270,626	0.2
31,081	NetApp, Inc.	2,027,724	0.4
3,219	NewMarket Corp.	968,790	0.2
90,246	NiSource, Inc.	2,661,355	0.5
136,837	Old Republic International Corp.	3,059,675	0.6
22,160	Packaging Corp. of America	3,047,000	0.6
40,866	PepsiCo, Inc.	6,810,728	1.3
131,930	Pfizer, Inc.	6,917,090	1.3
30,541	Philip Morris International, Inc.	3,015,618	0.6
39,533	Phillips 66	3,241,311	0.6
119,167	PPL Corp.	3,233,001	0.6
15,787	Premier, Inc.	563,280	0.1
67,457	Procter & Gamble Co.	9,699,642	1.8
4,538	ProLogis, Inc.	533,896	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	United States (continued)
43,110	Prosperity Bancshares, Inc.	$2,943,120	0.5
39,922	Reynolds Consumer Products, Inc.	1,088,673	0.2
7,669	Rockwell Automation, Inc.	1,528,508	0.3
7,747	Roper Technologies, Inc.	3,057,354	0.6
7,171	Ryder System, Inc.	509,571	0.1
4,724	S&P Global, Inc.	1,592,271	0.3
17,006	Sempra Energy	2,555,492	0.5
43,785	Service Corp. International	3,026,419	0.6
17,457	Silgan Holdings, Inc.	721,847	0.1
20,119	SL Green Realty Corp.	928,492	0.2
12,557	Snap-On, Inc.	2,474,106	0.5
49,441	Sonoco Products Co.	2,820,115	0.5
20,060	T. Rowe Price Group, Inc.	2,279,017	0.4
21,813	Targa Resources Corp.	1,301,582	0.2
31,521	Texas Instruments, Inc.	4,843,202	0.9
14,085	Travelers Cos, Inc.	2,382,196	0.4
13,795	UMB Financial Corp.	1,187,750	0.2
13,872	United Parcel Service, Inc. - Class B	2,532,195	0.5
3,197	UnitedHealth Group, Inc.	1,642,075	0.3
88,557	US Bancorp	4,075,393	0.8
4,173	Valero Energy Corp.	443,506	0.1
15,560	Verisk Analytics, Inc.	2,693,280	0.5
143,372	Verizon Communications, Inc.	7,276,129	1.4
32,886	Washington Federal, Inc.	987,238	0.2
19,821	WEC Energy Group, Inc.	1,994,785	0.4
17,551	Wells Fargo & Co.	687,473	0.1
27,455	WestRock Co.	1,093,807	0.2
120,162	Williams Cos., Inc.	3,750,256	0.7
42,439	WP Carey, Inc.	3,516,496	0.7
13,294	Zoetis, Inc.	2,285,106	0.4
		354,213,863	65.7
	Total Common Stock (Cost $522,053,991)	532,738,270	98.8

Shares		Value	Percentage of Net Assets
EXCHANGE-TRADED FUNDS: 1.2%
48,022	iShares MSCI EAFE Value Index ETF	$2,084,154	0.4
31,472	iShares Russell 1000 Value ETF	4,562,496	0.8
	Total Exchange-Traded Funds (Cost $7,366,742)	6,646,650	1.2
	Total Long-Term Investments (Cost $529,420,733)	539,384,920	100.0

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.6%
		Repurchase Agreements: 2.5%
3,106,553	(3)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,685, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $3,168,684, due 01/20/24-06/20/52)	3,106,553	0.6
3,106,600	(3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,732, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $3,168,732, due 08/01/22-01/20/68)	3,106,600	0.6
720,186	(3)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $720,216, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $734,590, due 06/30/24-05/15/52)	720,186	0.1

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
3,106,553	(3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $3,168,684, due 07/31/22-07/01/52)	$3,106,553	0.6
3,106,553	(3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $3,106,685, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $3,168,684, due 08/16/22-05/20/52)	3,106,553	0.6
		Total Repurchase Agreements (Cost $13,146,445)	13,146,445	2.5

Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.1%
737,000	(3)(4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $737,000)	737,000	0.1
		Total Short-Term Investments (Cost $13,883,445)	13,883,445	2.6
		Total Investments in Securities (Cost $543,304,178)	$553,268,365	102.6
		Liabilities in Excess of Other Assets	(14,101,189)	(2.6)
		Net Assets	$539,167,176	100.0
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

Sector Diversification	Percentage of Net Assets
Financials	20.0%
Health Care	17.1
Industrials	10.9
Consumer Staples	10.5
Energy	7.2
Utilities	6.7
Communication Services	6.5
Information Technology	6.2
Materials	5.3
Real Estate	5.3
Consumer Discretionary	3.1
Exchange-Traded Funds	1.2
Short-Term Investments	2.6
Liabilities in Excess of Other Assets	(2.6)
Net Assets	100.0%
Portfolio holdings are subject to change daily.

See Accompanying Notes to Financial Statements

Voya Global High Dividend Low	PORTFOLIO OF INVESTMENTS
Volatility Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs# (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock
Australia	$—	$16,128,569	$—	$16,128,569
Belgium	—	645,377	—	645,377
Canada	25,796,089	—	—	25,796,089
China	—	768,384	—	768,384
Denmark	—	967,501	—	967,501
Finland	—	3,152,787	—	3,152,787
France	—	13,411,092	—	13,411,092
Germany	—	8,504,559	—	8,504,559
Hong Kong	—	10,100,265	—	10,100,265
Ireland	2,642,061	2,244,144	—	4,886,205
Israel	991,027	—	—	991,027
Italy	—	6,381,145	—	6,381,145
Japan	—	38,288,606	—	38,288,606
Netherlands	—	3,150,042	—	3,150,042
New Zealand	—	618,333	—	618,333
Singapore	—	633,804	—	633,804
Spain	—	4,015,003	—	4,015,003
Switzerland	—	11,038,979	—	11,038,979
United Kingdom	3,791,734	25,254,906	—	29,046,640
United States	354,213,863	—	—	354,213,863
Total Common Stock	387,434,774	145,303,496	—	532,738,270
Exchange-Traded Funds	6,646,650	—	—	6,646,650
Short-Term Investments	737,000	13,146,445	—	13,883,445
Total Investments, at fair value	$394,818,424	$158,449,941	$—	$553,268,365

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

#
The earlier close of the foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim and may materially affect the value of those securities. To account for this, the Portfolio may frequently value many of its foreign equity securities using fair value prices based on third party vendor modeling tools to the extent available. Accordingly, a portion of the Portfolio’s investments are categorized as Level 2 investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $544,415,611.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$47,147,905
Gross Unrealized Depreciation	(38,280,969)
Net Unrealized Appreciation	$8,866,936
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY DEBT: 35.9%
16,000,000	Federal Farm Credit Banks Funding Corp., 1.518%, (SOFRRATE + 0.008%), 11/22/2022	$15,999,360	3.2
6,250,000	Federal Farm Credit Banks Funding Corp., 1.530%, (SOFRRATE + 0.020%), 04/10/2023	6,249,509	1.2
8,000,000	Federal Farm Credit Banks Funding Corp., 1.535%, (SOFRRATE + 0.025%), 12/16/2022	8,000,093	1.6
6,250,000	Federal Farm Credit Banks Funding Corp., 1.560%, (SOFRRATE + 0.050%), 02/17/2023	6,251,191	1.2
26,500,000	Federal Farm Credit Banks Funding Corp., 1.818%, (USBMMY3M + 0.060%), 09/15/2022	26,515,514	5.3
7,750,000	Federal Home Loan Bank Discount Notes, 1.510%, 11/29/2022	7,701,565	1.5
12,000,000	Federal Home Loan Bank Discount Notes, 2.100%, 07/01/2022	12,000,000	2.4
9,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 09/16/2022	9,000,000	1.8
39,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 09/06/2022	39,000,000	7.7
9,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 10/07/2022	9,000,000	1.8
8,000,000	Federal Home Loan Banks, 1.520%, (SOFRRATE + 0.010%), 10/07/2022	8,000,000	1.6
20,000,000	Federal Home Loan Banks, 1.530%, (SOFRRATE + 0.020%), 11/01/2022	20,000,000	4.0
13,000,000	Federal Home Loan Banks, 1.550%, 11/07/2022	13,000,000	2.6
	Total U.S. Government Agency Debt (Cost $180,717,232)	180,717,232	35.9
U.S. TREASURY DEBT: 5.8%
15,000,000	United States Treasury Floating Rate Note, 1.792%, (USBMMY3M + 0.034%), 04/30/2023	15,028,108	3.0
Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY DEBT: (continued)
14,000,000	United States Treasury Floating Rate Note, 1.813%, (USBMMY3M + 0.055%), 07/31/2022	$14,003,490	2.8
	Total U.S. Treasury Debt (Cost $29,031,598)	29,031,598	5.8
U.S. TREASURY REPURCHASE AGREEMENT: 43.3%
217,499,000	Deutsche Bank Repurchase Agreement dated 06/30/22, 1.450%, due 07/01/22, $217,507,760 to be received upon repurchase (Collateralized by $338,783,423, U.S. Treasury Interest-only, 0.000%, Market Value plus accrued interest $224,023,970 due 2/15/24-5/ 15/42)	217,499,000	43.3
	Total U.S. Treasury Repurchase Agreement (Cost $217,499,000)	217,499,000	43.3

Shares		Value	Percentage of Net Assets
INVESTMENT COMPANIES: 9.5%
24,000,000 (1)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.330%, 07/01/22	24,000,000	4.7
24,000,000 (1)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.390%, 07/01/22	24,000,000	4.8
	Total Investment Companies (Cost $48,000,000)	48,000,000	9.5
	Total Investments in Securities (Cost $475,247,830)	$475,247,830	94.5
	Assets in Excess of Other Liabilities	27,501,407	5.5
	Net Assets	$502,749,237	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
SOFRRATE
1-day Secured Overnight Financing Rate

USBMMY3M
U.S. Treasury 3-month Bill Money Market Yield

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Government Money Market Portfolio	as of June 30, 2022 (Unaudited) (continued)

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)
U.S. Treasury Repurchase Agreement	43.3%
U.S. Government Agency Debt	35.9
Investment Companies	9.5
U.S. Treasury Debt	5.8
Assets in Excess of Other Liabilities	5.5
Net Assets	100.0%
Portfolio holdings are subject to change daily.
At June 30, 2022, the aggregate cost of securities for federal income tax purposes is the same as for financial statement purposes.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Investment Companies	$48,000,000	$—	$—	$48,000,000
U.S. Government Agency Debt	—	180,717,232	—	180,717,232
U.S. Treasury Debt	—	29,031,598	—	29,031,598
U.S. Treasury Repurchase Agreement	—	217,499,000	—	217,499,000
Total Investments, at fair value	$48,000,000	$427,247,830	$—	$475,247,830

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

The following table is a summary of the Portfolio’s repurchase agreements by counterparty which are subject to offset under a MRA as of June 30, 2022:
Counterparty	Government Repurchase Agreement, at fair value	Fair Value of Non-Cash Collateral Received Including Accrued Interest(1)	Net Amount
Deutsche Bank	$217,499,000	$(217,499,000)	$—
Totals	$217,499,000	$(217,499,000)	$—

(1)
Collateral with a fair value of $224,023,970 has been pledged in connection with the above government repurchase agreement. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 98.8%
	Communication Services: 10.8%
41,244 (1)	Alphabet, Inc. - Class A	$89,881,399	4.9
2,672,135	AT&T, Inc.	56,007,950	3.0
666,815 (2)	Fox Corp. - Class A	21,444,770	1.2
722,963 (2)	Paramount Global - Class B	17,842,727	1.0
932,390 (1)	Warner Bros Discovery, Inc.	12,512,674	0.7
		197,689,520	10.8
	Consumer Discretionary: 10.4%
797,940 (1)	Amazon.com, Inc.	84,749,208	4.6
395,066 (1)(2)	Caesars Entertainment, Inc.	15,131,028	0.8
149,904 (1)	Expedia Group, Inc.	14,215,396	0.8
153,270	McDonald’s Corp.	37,839,298	2.1
178,787	Nike, Inc. - Class B	18,272,031	1.0
232,068 (2)	Ralph Lauren Corp.	20,804,896	1.1
		191,011,857	10.4
	Consumer Staples: 7.2%
680,369	Coca-Cola Co.	42,802,014	2.3
257,917	Lamb Weston Holdings, Inc.	18,430,749	1.0
388,133	Philip Morris International, Inc.	38,324,252	2.1
263,701	Walmart, Inc.	32,060,768	1.8
		131,617,783	7.2
	Energy: 4.6%
805,091	BP PLC ADR	22,824,330	1.2
302,248	ConocoPhillips	27,144,893	1.5
127,993	Diamondback Energy, Inc.	15,506,352	0.9
170,036	Valero Energy Corp.	18,071,426	1.0
		83,547,001	4.6
	Financials: 11.2%
437,732 (2)	Apollo Global Management, Inc.	21,221,247	1.2
180,732	Assurant, Inc.	31,239,526	1.7
678,957	Bank of New York Mellon Corp.	28,319,297	1.5
125,971	Chubb Ltd.	24,763,379	1.4
629,240	Equitable Holdings, Inc.	16,404,287	0.9
132,867	First Republic Bank	19,159,422	1.0
325,582	JPMorgan Chase & Co.	36,663,789	2.0
594,989	Truist Financial Corp.	28,220,328	1.5
		205,991,275	11.2
	Health Care: 15.0%
314,743 (2)	Alcon, Inc.	21,997,388	1.2
874,817 (1)	Boston Scientific Corp.	32,604,430	1.8
458,257 (2)	Bristol-Myers Squibb Co.	35,285,789	1.9
139,986	Eli Lilly & Co.	45,387,661	2.5
70,057	Humana, Inc.	32,791,580	1.8
98,170 (2)	McKesson Corp.	32,024,036	1.8
61,892	Thermo Fisher Scientific, Inc.	33,624,686	1.8
68,288 (1)	Vertex Pharmaceuticals, Inc.	19,242,875	1.1
121,565	Zoetis, Inc.	20,895,808	1.1
		273,854,253	15.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Industrials: 7.4%
658,162	Howmet Aerospace, Inc.	$20,699,195	1.1
118,124	L3Harris Technologies, Inc.	28,550,571	1.6
608,053 (2)	nVent Electric PLC	19,050,300	1.0
471,615	Raytheon Technologies Corp.	45,326,918	2.5
91,494 (1)	United Rentals, Inc.	22,224,807	1.2
		135,851,791	7.4
	Information Technology: 23.1%
162,192	Analog Devices, Inc.	23,694,629	1.3
68,934	Broadcom, Inc.	33,488,827	1.8
334,753 (2)	Dolby Laboratories, Inc.	23,954,925	1.3
630,243	Microsoft Corp.	161,865,310	8.8
278,799	Motorola Solutions, Inc.	58,436,270	3.2
52,284 (1)	Palo Alto Networks, Inc.	25,825,159	1.4
68,270 (1)	Paycom Software, Inc.	19,123,792	1.1
41,919	Roper Technologies, Inc.	16,543,333	0.9
221,333 (1)	Salesforce, Inc.	36,528,798	2.0
50,286 (1)	ServiceNow, Inc.	23,911,999	1.3
		423,373,042	23.1
	Materials: 2.8%
78,078 (2)	Air Products & Chemicals, Inc.	18,776,197	1.0
120,335 (2)	Alcoa Corp.	5,484,869	0.3
142,768	CF Industries Holdings, Inc.	12,239,501	0.7
173,396	Eastman Chemical Co.	15,565,759	0.8
		52,066,326	2.8
	Real Estate: 3.2%
119,338	ProLogis, Inc.	14,040,116	0.8
141,775 (1)	Ryman Hospitality Properties	10,779,153	0.6
229,057	UDR, Inc.	10,545,784	0.6
276,318 (2)	Welltower, Inc.	22,754,788	1.2
		58,119,841	3.2
	Utilities: 3.1%
220,422	Entergy Corp.	24,828,334	1.4
695,632	Exelon Corp.	31,526,042	1.7
		56,354,376	3.1
	Total Common Stock (Cost $1,577,045,752)	1,809,477,065	98.8
OTHER (3): —%
	Utilities: —%
10,000,000 (4)(5)	Southern Energy (Escrow)	—	—
	Total Other (Cost $—)	—	—
	Total Long-Term Investments (Cost $1,577,045,752)	1,809,477,065	98.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 6.5%
	Commercial Paper: 0.1%
1,805,000 (6)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $1,804,922)	$1,804,922	0.1

	Floating Rate Notes: 0.5%
350,000 (6)	ANZ Bank, 1.620%, 07/13/2022	350,002	0.0
400,000 (6)	ANZ Bank, 1.660%, 08/18/2022	399,938	0.0
500,000 (6)	Bank of America N.A., 1.620%, 07/06/2022	499,998	0.1
450,000 (6)	Bank of Nova Scotia, 1.650%, 07/12/2022	450,008	0.0
475,000 (6)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	475,003	0.0
425,000 (6)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	424,895	0.0
475,000 (6)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	475,008	0.1
325,000 (6)	Cooperatieve Rabobank U.A./New York, 1.660%, 08/16/2022	324,959	0.0
275,000 (6)	Credit Agricole, 1.650%, 08/04/2022	275,002	0.0
475,000 (6)	Credit Industriel et Commercial, 1.640%, 07/05/2022	475,006	0.0
325,000 (6)	Credit Industriel et Commercial, 1.650%, 07/07/2022	325,006	0.0
475,000 (6)	Credit Suisse AG, 1.670%, 07/19/2022	475,020	0.1
475,000 (6)	Mitsubishi UFJ Trust and Banking Corp., 1.700%, 07/26/2022	474,992	0.0
400,000 (6)	National Australia Bank Ltd., 1.640%, 08/08/2022	399,965	0.0
475,000 (6)	National Bank of Canada, 1.670%, 08/09/2022	474,968	0.0
475,000 (6)	Natixis SA, 1.630%, 07/11/2022	475,006	0.0
275,000 (6)	Royal Bank of Canada, 1.640%, 07/11/2022	275,004	0.0
425,000 (6)	Royal Bank of Canada, 1.660%, 08/16/2022	424,943	0.0
600,000 (6)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	599,991	0.1
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
475,000 (6)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	$475,006	0.0
475,000 (6)	Toronto-Dominion Bank, 1.660%, 08/19/2022	474,951	0.0
500,000 (6)	Westpac Banking Corp., 1.650%, 08/02/2022	499,976	0.1
	Total Floating Rate Notes (Cost $9,524,647)	9,524,647	0.5

	Repurchase Agreements: 3.5%
13,319,331 (6)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $13,319,897, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $13,585,718, due 08/01/22-01/20/68)	13,319,331	0.7
2,309,025 (6)	CF Secured LLC, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $2,309,119, collateralized by various U.S. Government Securities, 0.000%-4.250%, Market Value plus accrued interest $2,355,206, due 09/15/22-05/15/52)	2,309,025	0.1
7,444,802 (6)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $7,445,118, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $7,594,083, due 07/21/22-05/15/52)	7,444,802	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,238,025 (6)	HSBC Securities USA, Repurchase Agreement dated 06/30/22, 1.48%, due 07/01/22 (Repurchase Amount $1,238,075, collateralized by various U.S. Government Securities, 0.000%-6.500%, Market Value plus accrued interest $1,262,786, due 11/15/23-08/15/51)	$1,238,025	0.1
4,049,212 (6)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $4,049,378, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $4,130,196, due 12/29/22-06/30/27)	4,049,212	0.2
4,561,961 (6)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,562,160, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,653,406, due 08/01/22-02/20/72)	4,561,961	0.2
22,912,520 (6)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $22,913,493, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $23,370,771, due 08/16/22-05/20/52)	22,912,520	1.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,726,142 (6)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $8,726,513, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,900,678, due 01/15/25-02/15/51)	$8,726,142	0.5
	Total Repurchase Agreements (Cost $64,561,018)	64,561,018	3.5

	Time Deposits: 0.9%
2,590,000 (6)	Barclays Bank PLC, 1.590%, 07/01/2022	2,590,000	0.2
640,000 (6)	DZ Bank AG, 1.550%, 07/01/2022	640,000	0.0
2,410,000 (6)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	2,410,000	0.1
2,580,000 (6)	Mizuho Bank Ltd., 1.570%, 07/01/2022	2,580,000	0.2
1,900,000 (6)	Royal Bank of Canada, 1.570%, 07/01/2022	1,900,000	0.1
1,990,000 (6)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,990,000	0.1
2,090,000 (6)	Societe Generale, 1.550%, 07/01/2022	2,090,000	0.1
2,080,000 (6)	Toronto-Dominion Bank, 1.560%, 07/01/2022	2,080,000	0.1
	Total Time Deposits (Cost $16,280,000)	16,280,000	0.9

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.5%
1,862,000 (6)(7)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	1,862,000	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
	Mutual Funds (continued)
2,197,000 (6)(7)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	$2,197,000	0.1
22,893,000 (6)(7)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	22,893,000	1.3
	Total Mutual Funds (Cost $26,952,000)	26,952,000	1.5
	Total Short-Term Investments (Cost $119,122,587)	119,122,587	6.5
	Total Investments in Securities (Cost $1,696,168,339)	$1,928,599,652	105.3
	Liabilities in Excess of Other Assets	(96,520,025)	(5.3)
	Net Assets	$1,832,079,627	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

ADR
American Depositary Receipt

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
Represents an escrow position for future entitlements, if any, on the defaulted bond. The escrow position was received in exchange for the defaulted bond as part of the bankruptcy reorganization of the bond issuer. These holdings are non-income producing.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Restricted security as to resale, excluding Rule 144A securities. As of June 30, 2022, the Portfolio held restricted securities with a fair value of $— or 0.0% of net assets. Please refer to the table below for additional details.

(6)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(7)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Growth and Income Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$1,809,477,065	$—	$—	$1,809,477,065
Other	—	—	—	—
Short-Term Investments	26,952,000	92,170,587	—	119,122,587
Total Investments, at fair value	$1,836,429,065	$92,170,587	$—	$1,928,599,652

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, Voya Growth and Income Portfolio held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Southern Energy (Escrow)	11/30/2005	$—	$—
		$—	$—
At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $1,711,267,974.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$402,799,034
Gross Unrealized Depreciation	(185,467,334)
Net Unrealized Appreciation	$217,331,700
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 24.4%
	Basic Materials: 0.4%
217,000 (1)	Albemarle Corp., 5.050%, 06/01/2032	$212,196	0.0
281,000 (1)	Albemarle Corp., 5.650%, 06/01/2052	281,664	0.0
445,000 (2)	Anglo American Capital PLC, 2.250%, 03/17/2028	383,917	0.0
1,250,000 (2)	Anglo American Capital PLC, 3.625%, 09/11/2024	1,226,891	0.1
476,000 (2)	Anglo American Capital PLC, 5.625%, 04/01/2030	479,847	0.0
1,195,000	Celanese US Holdings LLC, 1.400%, 08/05/2026	1,029,435	0.0
1,226,000	Dow Chemical Co., 4.250%, 10/01/2034	1,164,784	0.1
500,000 (1)	Dow Chemical Co/The, 4.625%, 10/01/2044	451,491	0.0
380,000	Ecolab, Inc., 2.750%, 08/18/2055	265,512	0.0
1,991,000	Mosaic Co/The, 5.450%, 11/15/2033	2,053,913	0.1
480,000 (1)	Nucor Corp., 3.850%, 04/01/2052	391,115	0.0
580,000	Nucor Corp., 4.300%, 05/23/2027	578,366	0.0
1,333,000	PPG Industries, Inc., 1.200%, 03/15/2026	1,199,116	0.1
143,000 (1)	Rio Tinto Finance USA Ltd., 2.750%, 11/02/2051	104,868	0.0
19,000	RPM International, Inc., 2.950%, 01/15/2032	15,789	0.0
1,147,000 (1)	Steel Dynamics, Inc., 1.650%, 10/15/2027	985,634	0.0
362,000	Teck Resources Ltd., 5.400%, 02/01/2043	337,312	0.0
		11,161,850	0.4
	Communications: 1.6%
774,000	Amazon.com, Inc., 2.100%, 05/12/2031	663,612	0.0
2,340,000	Amazon.com, Inc., 2.875%, 05/12/2041	1,875,920	0.1
822,000 (1)	Amazon.com, Inc., 3.600%, 04/13/2032	792,360	0.1
540,000 (1)	Amazon.com, Inc., 3.950%, 04/13/2052	499,822	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
522,000	Amazon.com, Inc., 4.100%, 04/13/2062	$473,337	0.0
1,348,000	AT&T, Inc., 2.550%, 12/01/2033	1,095,100	0.1
4,145,000	AT&T, Inc., 3.550%, 09/15/2055	3,112,501	0.1
2,180,000	AT&T, Inc., 3.650%, 09/15/2059	1,637,545	0.1
764,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 2.250%, 01/15/2029	628,427	0.0
1,065,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.500%, 03/01/2042	740,744	0.0
739,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.850%, 04/01/2061	487,428	0.0
747,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 3.900%, 06/01/2052	520,014	0.0
2,500,000	Charter Communications Operating LLC / Charter Communications Operating Capital, 4.908%, 07/23/2025	2,509,194	0.1
1,018,000	Comcast Corp., 2.650%, 02/01/2030	911,807	0.1
1,417,000	Comcast Corp., 2.887%, 11/01/2051	1,014,127	0.1
529,000	Comcast Corp., 3.900%, 03/01/2038	479,266	0.0
900,000	Comcast Corp., 3.999%, 11/01/2049	786,831	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
3,290,000	Comcast Corp., 4.000%, 03/01/2048	$2,867,091	0.1
688,000	Corning, Inc., 5.450%, 11/15/2079	621,535	0.0
738,000 (2)	NBN Co. Ltd., 1.450%, 05/05/2026	666,617	0.0
550,000 (1)(2)	NBN Co. Ltd., 1.625%, 01/08/2027	488,675	0.0
325,000 (2)	Rogers Communications, Inc., 3.800%, 03/15/2032	297,576	0.0
588,000 (2)	Rogers Communications, Inc., 4.550%, 03/15/2052	517,743	0.0
3,754,000	Time Warner Cable LLC, 5.875%, 11/15/2040	3,446,614	0.1
527,000	T-Mobile USA, Inc., 2.050%, 02/15/2028	458,036	0.0
818,000 (1)	T-Mobile USA, Inc., 3.750%, 04/15/2027	788,333	0.0
289,000	T-Mobile USA, Inc., 3.875%, 04/15/2030	269,982	0.0
851,000	T-Mobile USA, Inc., 4.375%, 04/15/2040	761,188	0.0
861,000	Verizon Communications, Inc., 2.100%, 03/22/2028	765,463	0.0
1,185,000 (1)	Verizon Communications, Inc., 2.355%, 03/15/2032	983,547	0.1
488,000	Verizon Communications, Inc., 2.987%, 10/30/2056	339,905	0.0
779,000	Verizon Communications, Inc., 3.400%, 03/22/2041	635,538	0.0
1,233,000	Verizon Communications, Inc., 3.550%, 03/22/2051	990,667	0.1
2,268,000	Verizon Communications, Inc., 3.700%, 03/22/2061	1,786,980	0.1
2,000,000	Verizon Communications, Inc., 3.850%, 11/01/2042	1,709,089	0.1
217,000	Verizon Communications, Inc., 4.000%, 03/22/2050	188,022	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Communications (continued)
1,429,000	Verizon Communications, Inc., 4.400%, 11/01/2034	$1,371,341	0.1
169,000 (1)	Verizon Communications, Inc., 4.500%, 08/10/2033	164,999	0.0
2,750,000 (1)	Verizon Communications, Inc., 4.812%, 03/15/2039	2,703,937	0.1
286,000	Vodafone Group PLC, 4.375%, 02/19/2043	249,084	0.0
792,000 (1)	Vodafone Group PLC, 5.125%, 06/19/2059	730,456	0.0
		42,030,453	1.6
	Consumer, Cyclical: 1.3%
124,421 (2)	Alaska Airlines 2020-1 Class A Pass Through Trust, 4.800%, 02/15/2029	123,014	0.0
39,368	American Airlines 2015-2 Class AA Pass Through Trust, 3.600%, 03/22/2029	36,539	0.0
2,122,862	American Airlines 2016-2 Class AA Pass Through Trust, 3.200%, 12/15/2029	1,945,409	0.1
45,444 (1)	American Airlines 2017-2 Class AA Pass Through Trust, 3.350%, 04/15/2031	41,856	0.0
21,898	Continental Airlines 2012-2 Class A Pass Through Trust, 4.000%, 04/29/2026	21,065	0.0
584,148	Delta Air Lines 2020-1 Class A Pass Through Trust, 2.500%, 12/10/2029	512,230	0.0
840,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.500%, 10/20/2025	816,993	0.0
478,000 (2)	Delta Air Lines, Inc. / SkyMiles IP Ltd., 4.750%, 10/20/2028	451,898	0.0
725,000 (1)	General Motors Co., 5.400%, 04/01/2048	632,122	0.0
935,000	General Motors Co., 6.125%, 10/01/2025	967,966	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
1,027,000 (1)	General Motors Financial Co., Inc., 2.350%, 02/26/2027	$905,432	0.0
985,000	General Motors Financial Co., Inc., 3.950%, 04/13/2024	978,354	0.1
1,893,000	General Motors Financial Co., Inc., 4.350%, 01/17/2027	1,817,524	0.1
1,527,000	General Motors Financial Co., Inc., 5.000%, 04/09/2027	1,499,202	0.1
2,878,000 (2)	Harley-Davidson Financial Services, Inc., 3.050%, 02/14/2027	2,609,020	0.1
1,652,000	Hasbro, Inc., 3.000%, 11/19/2024	1,609,765	0.1
265,000 (1)	Home Depot, Inc./The, 3.625%, 04/15/2052	227,969	0.0
580,000	Lowe’s Cos, Inc., 4.250%, 04/01/2052	503,584	0.0
304,000	Lowe’s Cos, Inc., 4.450%, 04/01/2062	260,196	0.0
1,505,000 (2)	Magallanes, Inc., 3.755%, 03/15/2027	1,412,963	0.1
373,000 (1)(2)	Magallanes, Inc., 4.279%, 03/15/2032	333,723	0.0
410,000 (2)	Magallanes, Inc., 5.050%, 03/15/2042	349,457	0.0
3,394,000 (2)	Magallanes, Inc., 5.141%, 03/15/2052	2,853,195	0.1
550,000 (1)	McDonald’s Corp., 3.500%, 07/01/2027	539,371	0.0
720,000 (2)	Mileage Plus Holdings LLC / Mileage Plus Intellectual Property Assets Ltd., 6.500%, 06/20/2027	709,794	0.0
1,812,000 (2)	Nissan Motor Co. Ltd., 4.810%, 09/17/2030	1,611,485	0.1
468,000 (1)	O’Reilly Automotive, Inc., 4.700%, 06/15/2032	466,612	0.0
547,000	Target Corp., 2.950%, 01/15/2052	414,943	0.0
835,000 (1)	Toyota Motor Credit Corp., 3.050%, 03/22/2027	803,452	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Cyclical (continued)
750,000	Toyota Motor Credit Corp., 4.450%, 06/29/2029	$759,883	0.0
379,896	United Airlines 2012-1 Class A Pass Through Trust, 4.150%, 10/11/2025	373,180	0.0
125,607	United Airlines 2013-1 Class A Pass Through Trust, 4.300%, 02/15/2027	120,263	0.0
536,136	United Airlines 2014-1 Class A Pass Through Trust, 4.000%, 10/11/2027	505,533	0.0
228,003	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	208,711	0.0
945,030	United Airlines 2016-2 Class A Pass Through Trust, 3.100%, 04/07/2030	809,595	0.0
3,580,445	United Airlines 2016-2 Class AA Pass Through Trust, 2.875%, 04/07/2030	3,273,483	0.1
665,700	United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	586,195	0.0
1,791,748	United Airlines 2020-1 Class A Pass Through Trust, 5.875%, 04/15/2029	1,763,618	0.1
1,792,478	US Airways 2012-1 Class A Pass Through Trust, 5.900%, 04/01/2026	1,788,763	0.1
		35,644,357	1.3
	Consumer, Non-cyclical: 3.6%
109,000	Abbott Laboratories, 4.900%, 11/30/2046	114,522	0.0
1,663,000	AbbVie, Inc., 2.600%, 11/21/2024	1,611,627	0.1
830,000	AbbVie, Inc., 2.900%, 11/06/2022	830,061	0.0
732,000	AbbVie, Inc., 4.050%, 11/21/2039	653,980	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,832,000	AbbVie, Inc., 4.300%, 05/14/2036	$1,723,743	0.1
1,964,000	AbbVie, Inc., 4.400%, 11/06/2042	1,788,832	0.1
844,000	AbbVie, Inc., 4.500%, 05/14/2035	820,459	0.0
425,000	AbbVie, Inc., 4.550%, 03/15/2035	414,063	0.0
1,700,000	AbbVie, Inc., 4.625%, 10/01/2042	1,575,015	0.1
2,403,000	Aetna, Inc., 4.500%, 05/15/2042	2,154,646	0.1
690,000	Altria Group, Inc., 2.450%, 02/04/2032	520,357	0.0
1,522,000	Altria Group, Inc., 3.700%, 02/04/2051	975,144	0.0
301,000 (1)	Altria Group, Inc., 4.800%, 02/14/2029	286,373	0.0
730,000	Altria Group, Inc., 5.800%, 02/14/2039	664,503	0.0
900,000	Altria Group, Inc., 5.950%, 02/14/2049	790,572	0.0
719,000	Amgen, Inc., 3.375%, 02/21/2050	550,957	0.0
2,005,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.700%, 02/01/2036	1,924,082	0.1
3,000,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	2,825,296	0.1
1,909,000	Anheuser-Busch InBev Finance, Inc., 4.000%, 01/17/2043	1,581,997	0.1
1,260,000	Anheuser-Busch InBev Worldwide, Inc., 5.450%, 01/23/2039	1,283,329	0.1
862,000	Astrazeneca Finance LLC, 1.750%, 05/28/2028	761,251	0.0
2,362,000	BAT Capital Corp., 2.259%, 03/25/2028	1,981,006	0.1
705,000	BAT Capital Corp., 2.726%, 03/25/2031	559,097	0.0
140,000	BAT Capital Corp., 3.557%, 08/15/2027	128,190	0.0
866,000	BAT Capital Corp., 3.734%, 09/25/2040	608,517	0.0
611,000	BAT Capital Corp., 4.390%, 08/15/2037	485,658	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
1,250,000	BAT International Finance PLC, 4.448%, 03/16/2028	$1,184,582	0.1
550,000	Baxter International, Inc., 1.915%, 02/01/2027	492,991	0.0
1,150,000	Baxter International, Inc., 2.272%, 12/01/2028	1,008,086	0.1
226,000	Bio-Rad Laboratories, Inc., 3.300%, 03/15/2027	213,456	0.0
1,158,000	Bristol-Myers Squibb Co., 3.700%, 03/15/2052	1,001,908	0.1
1,757,000	Bristol-Myers Squibb Co., 4.125%, 06/15/2039	1,681,339	0.1
374,000 (2)	Cargill, Inc., 2.125%, 04/23/2030	320,728	0.0
831,000 (2)	Cargill, Inc., 2.125%, 11/10/2031	693,698	0.0
310,000 (2)	Cargill, Inc., 3.125%, 05/25/2051	239,151	0.0
388,000 (2)	Cargill, Inc., 4.375%, 04/22/2052	373,975	0.0
2,195,000	Cigna Corp., 3.250%, 04/15/2025	2,154,271	0.1
317,000	Cigna Corp., 3.400%, 03/15/2050	242,626	0.0
3,900,000	Cigna Corp., 4.800%, 08/15/2038	3,800,320	0.2
843,000	Cigna Corp., 4.900%, 12/15/2048	811,148	0.0
793,000 (2)	CSL Finance PLC, 4.050%, 04/27/2029	779,224	0.0
1,168,000 (2)	CSL Finance PLC, 4.250%, 04/27/2032	1,146,241	0.1
404,000 (2)	CSL Finance PLC, 4.625%, 04/27/2042	389,051	0.0
668,000 (2)	CSL Finance PLC, 4.750%, 04/27/2052	646,523	0.0
278,000 (2)	CSL Finance PLC, 4.950%, 04/27/2062	266,954	0.0
798,000	CVS Health Corp., 2.700%, 08/21/2040	577,442	0.0
1,075,000	CVS Health Corp., 3.875%, 07/20/2025	1,069,813	0.1
1,886,000	CVS Health Corp., 4.125%, 04/01/2040	1,649,543	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
3,000,000	CVS Health Corp., 4.780%, 03/25/2038	$2,844,518	0.1
1,212,000	CVS Health Corp., 5.050%, 03/25/2048	1,161,931	0.1
52,208	CVS Pass-Through Trust, 6.943%, 01/10/2030	55,622	0.0
1,400,000 (2)	Element Fleet Management Corp., 3.850%, 06/15/2025	1,376,626	0.1
448,000 (1)	Elevance Health, Inc., 4.100%, 05/15/2032	436,431	0.0
267,000	Elevance Health, Inc., 4.550%, 05/15/2052	251,757	0.0
1,237,000 (2)	Fresenius Medical Care US Finance III, Inc., 1.875%, 12/01/2026	1,066,335	0.1
1,000,000	Global Payments, Inc., 1.200%, 03/01/2026	882,608	0.0
1,000,000	Global Payments, Inc., 2.650%, 02/15/2025	955,263	0.0
2,443,000	Global Payments, Inc., 3.200%, 08/15/2029	2,137,152	0.1
614,000 (1)(2)	GSK Consumer Healthcare Capital US LLC, 3.375%, 03/24/2029	574,979	0.0
602,000	GXO Logistics, Inc., 1.650%, 07/15/2026	526,217	0.0
440,000 (1)(2)	HCA, Inc., 3.125%, 03/15/2027	400,141	0.0
856,000	HCA, Inc., 3.500%, 09/01/2030	730,686	0.0
349,000 (2)	HCA, Inc., 3.625%, 03/15/2032	294,818	0.0
1,166,000	HCA, Inc., 4.125%, 06/15/2029	1,064,258	0.1
670,000 (2)	HCA, Inc., 4.375%, 03/15/2042	540,395	0.0
1,604,000 (1)	HCA, Inc., 4.500%, 02/15/2027	1,543,464	0.1
772,000	HCA, Inc., 5.250%, 04/15/2025	774,240	0.0
1,115,000	Humana, Inc., 1.350%, 02/03/2027	975,838	0.1
282,000	Humana, Inc., 2.150%, 02/03/2032	228,598	0.0
260,000	Humana, Inc., 3.125%, 08/15/2029	235,194	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
407,000	Johnson & Johnson, 3.625%, 03/03/2037	$386,359	0.0
250,000	Johnson & Johnson, 3.700%, 03/01/2046	230,725	0.0
665,000 (1)	Keurig Dr Pepper, Inc., 4.050%, 04/15/2032	623,024	0.0
912,000	Keurig Dr Pepper, Inc., 4.500%, 04/15/2052	806,093	0.0
296,000	Kraft Heinz Foods Co., 5.000%, 06/04/2042	270,922	0.0
294,000	Kraft Heinz Foods Co., 5.200%, 07/15/2045	272,712	0.0
1,870,000 (2)	Mars, Inc., 3.875%, 04/01/2039	1,693,975	0.1
1,595,000	McKesson Corp., 1.300%, 08/15/2026	1,420,354	0.1
405,000	Merck & Co., Inc., 2.750%, 12/10/2051	299,858	0.0
405,000	Merck & Co., Inc., 2.900%, 12/10/2061	288,543	0.0
1,466,000	Mylan, Inc., 5.200%, 04/15/2048	1,173,387	0.1
1,537,000 (1)(2)	Nestle Holdings, Inc., 1.500%, 09/14/2028	1,347,844	0.1
471,000 (1)	PayPal Holdings, Inc., 4.400%, 06/01/2032	466,822	0.0
1,780,000 (1)	PayPal Holdings, Inc., 5.050%, 06/01/2052	1,769,970	0.1
804,000	PayPal Holdings, Inc., 5.250%, 06/01/2062	797,549	0.0
237,000	PerkinElmer, Inc., 1.900%, 09/15/2028	197,672	0.0
293,000	PerkinElmer, Inc., 3.300%, 09/15/2029	259,997	0.0
562,000	Reynolds American, Inc., 5.700%, 08/15/2035	533,852	0.0
560,000	Reynolds American, Inc., 5.850%, 08/15/2045	470,852	0.0
624,000	Reynolds American, Inc., 6.150%, 09/15/2043	579,292	0.0
1,130,000 (2)	Roche Holdings, Inc., 1.930%, 12/13/2028	999,722	0.1
480,000 (2)	Roche Holdings, Inc., 2.607%, 12/13/2051	349,213	0.0
537,000	Royalty Pharma PLC, 1.200%, 09/02/2025	479,306	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Consumer, Non-cyclical (continued)
796,000	Royalty Pharma PLC, 1.750%, 09/02/2027	$679,212	0.0
1,080,000	Royalty Pharma PLC, 3.550%, 09/02/2050	756,252	0.0
125,000	S&P Global, Inc., 1.250%, 08/15/2030	99,056	0.0
1,000,000 (1)(2)	S&P Global, Inc., 2.700%, 03/01/2029	910,687	0.0
1,456,000 (1)(2)	S&P Global, Inc., 2.900%, 03/01/2032	1,298,711	0.1
755,000 (1)(2)	S&P Global, Inc., 3.700%, 03/01/2052	645,579	0.0
253,000 (2)	S&P Global, Inc., 3.900%, 03/01/2062	215,224	0.0
830,000 (2)	Triton Container International Ltd., 2.050%, 04/15/2026	734,967	0.0
702,000 (2)	Triton Container International Ltd., 3.150%, 06/15/2031	568,188	0.0
485,000	UnitedHealth Group, Inc., 2.750%, 05/15/2040	378,539	0.0
245,000	UnitedHealth Group, Inc., 3.050%, 05/15/2041	197,894	0.0
1,111,000	UnitedHealth Group, Inc., 3.500%, 08/15/2039	970,489	0.0
493,000	UnitedHealth Group, Inc., 3.750%, 10/15/2047	427,065	0.0
482,000	UnitedHealth Group, Inc., 4.200%, 05/15/2032	482,018	0.0
265,000	UnitedHealth Group, Inc., 4.750%, 05/15/2052	265,309	0.0
806,000	Viatris, Inc., 2.700%, 06/22/2030	647,589	0.0
1,500,000	Viatris, Inc., 3.850%, 06/22/2040	1,064,675	0.1
673,000	Viatris, Inc., 4.000%, 06/22/2050	451,781	0.0
1,065,000 (2)	Viterra Finance BV, 2.000%, 04/21/2026	943,429	0.0
		94,868,125	3.6
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy: 2.0%
277,000	Baker Hughes Holdings LLC / Baker Hughes Co-Obligor, Inc., 2.061%, 12/15/2026	$254,283	0.0
366,000	BP Capital Markets America, Inc., 1.749%, 08/10/2030	299,918	0.0
321,000	BP Capital Markets America, Inc., 2.772%, 11/10/2050	223,378	0.0
752,000 (3)	BP Capital Markets PLC, 4.875%, 12/31/2199	657,076	0.0
205,000	Canadian Natural Resources Ltd., 6.750%, 02/01/2039	225,423	0.0
905,000 (1)	Cheniere Corpus Christi Holdings LLC, 3.700%, 11/15/2029	828,703	0.0
297,000	Cheniere Corpus Christi Holdings LLC, 5.125%, 06/30/2027	298,345	0.0
580,000 (1)	Continental Resources, Inc./OK, 4.900%, 06/01/2044	457,751	0.0
4,243,000 (2)	Coterra Energy, Inc., 3.900%, 05/15/2027	4,072,158	0.2
677,000	Diamondback Energy, Inc., 3.500%, 12/01/2029	620,744	0.0
979,000 (3)	Enbridge, Inc., 5.750%, 07/15/2080	897,567	0.0
582,000	Energy Transfer L.P., 4.250%, 04/01/2024	582,418	0.0
224,000	Energy Transfer L.P., 4.900%, 03/15/2035	201,229	0.0
1,625,000	Energy Transfer L.P., 5.300%, 04/01/2044	1,412,589	0.1
1,800,000	Energy Transfer L.P., 5.300%, 04/15/2047	1,562,216	0.1
845,000	Energy Transfer L.P., 5.350%, 05/15/2045	737,434	0.0
399,000	Energy Transfer L.P., 5.800%, 06/15/2038	374,961	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
1,067,000	Energy Transfer L.P. / Regency Energy Finance Corp., 4.500%, 11/01/2023	$1,072,797	0.1
1,385,000 (1)	Enterprise Products Operating LLC, 3.750%, 02/15/2025	1,370,159	0.1
530,000	Enterprise Products Operating LLC, 3.950%, 01/31/2060	420,374	0.0
255,000	Enterprise Products Operating LLC, 4.200%, 01/31/2050	213,191	0.0
2,400,000 (3)	Enterprise Products Operating LLC, 4.875%, 08/16/2077	1,913,871	0.1
826,000	Equinor ASA, 3.125%, 04/06/2030	766,635	0.0
1,394,000	Exxon Mobil Corp., 2.726%, 03/01/2023	1,394,314	0.1
2,306,000	Hess Corp., 5.600%, 02/15/2041	2,251,052	0.1
1,000,000	Kinder Morgan Energy Partners L.P., 4.250%, 09/01/2024	1,001,267	0.1
920,000	Kinder Morgan Energy Partners L.P., 5.400%, 09/01/2044	850,386	0.0
786,000	Kinder Morgan, Inc., 5.550%, 06/01/2045	741,930	0.0
647,000 (2)	Lundin Energy Finance BV, 2.000%, 07/15/2026	578,754	0.0
751,000	Marathon Petroleum Corp., 4.700%, 05/01/2025	760,798	0.0
1,336,000	Marathon Petroleum Corp., 4.750%, 09/15/2044	1,179,724	0.1
900,000	Marathon Petroleum Corp., 5.000%, 09/15/2054	810,619	0.0
335,000	MPLX L.P., 4.700%, 04/15/2048	282,334	0.0
1,100,000	MPLX L.P., 4.875%, 06/01/2025	1,106,703	0.1
836,000	MPLX L.P., 5.200%, 12/01/2047	753,844	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
512,000	MPLX L.P., 5.500%, 02/15/2049	$476,053	0.0
611,000 (2)	Northern Natural Gas Co., 3.400%, 10/16/2051	456,300	0.0
350,000	ONEOK Partners L.P., 6.125%, 02/01/2041	334,088	0.0
908,000	ONEOK Partners L.P., 6.200%, 09/15/2043	856,541	0.0
770,000	ONEOK, Inc., 2.200%, 09/15/2025	717,606	0.0
163,000	ONEOK, Inc., 3.100%, 03/15/2030	140,295	0.0
510,000	Phillips 66, 0.900%, 02/15/2024	485,949	0.0
1,124,000	Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	991,427	0.1
1,180,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.500%, 12/15/2026	1,160,676	0.1
1,779,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	1,763,496	0.1
500,000	Plains All American Pipeline L.P. / PAA Finance Corp., 4.900%, 02/15/2045	402,986	0.0
900,000	Sabine Pass Liquefaction LLC, 4.200%, 03/15/2028	866,488	0.0
906,000	Sabine Pass Liquefaction LLC, 5.000%, 03/15/2027	910,038	0.0
852,000 (2)	Santos Finance Ltd., 3.649%, 04/29/2031	723,592	0.0
500,000 (2)	Schlumberger Holdings Corp., 3.750%, 05/01/2024	498,228	0.0
587,000	Shell International Finance BV, 4.000%, 05/10/2046	524,130	0.0
1,262,000	Shell International Finance BV, 4.125%, 05/11/2035	1,203,764	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Energy (continued)
342,000	Targa Resources Corp., 5.200%, 07/01/2027	$343,779	0.0
433,000	Targa Resources Corp., 6.250%, 07/01/2052	435,125	0.0
963,000	Targa Resources Partners L.P. / Targa Resources Partners Finance Corp., 5.000%, 01/15/2028	918,230	0.0
2,000,000	TotalEnergies Capital Canada Ltd., 2.750%, 07/15/2023	1,986,201	0.1
500,000	TotalEnergies Capital International SA, 2.986%, 06/29/2041	394,782	0.0
209,000	Transcontinental Gas Pipe Line Co. LLC, 3.250%, 05/15/2030	187,910	0.0
3,804,000	Williams Cos, Inc./The, 4.000%, 09/15/2025	3,749,038	0.2
1,017,000	Williams Cos, Inc./The, 5.400%, 03/04/2044	971,213	0.1
		52,672,880	2.0
	Financial: 9.6%
1,147,000 (2)(3)	ABN AMRO Bank NV, 2.470%, 12/13/2029	978,596	0.0
600,000 (2)(3)	ABN AMRO Bank NV, 3.324%, 03/13/2037	481,329	0.0
712,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.300%, 01/30/2032	570,682	0.0
1,890,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.400%, 10/29/2033	1,494,718	0.1
111,000	Alleghany Corp., 3.250%, 08/15/2051	80,882	0.0
901,000	Alleghany Corp., 3.625%, 05/15/2030	843,987	0.0
2,008,000 (1)	American Campus Communities Operating Partnership L.P., 2.250%, 01/15/2029	1,861,124	0.1
673,000 (1)	American Homes 4 Rent L.P., 2.375%, 07/15/2031	537,377	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
492,000	American Homes 4 Rent L.P., 3.625%, 04/15/2032	$431,878	0.0
495,000	American Homes 4 Rent L.P., 4.300%, 04/15/2052	399,781	0.0
578,000	American International Group, Inc., 3.900%, 04/01/2026	567,307	0.0
419,000	American Tower Corp., 3.650%, 03/15/2027	398,277	0.0
842,000 (2)	Antares Holdings L.P., 2.750%, 01/15/2027	673,149	0.0
255,000 (2)	Antares Holdings L.P., 3.750%, 07/15/2027	214,618	0.0
914,000 (2)	ASB Bank Ltd., 1.625%, 10/22/2026	819,888	0.0
1,049,000 (2)(3)	ASB Bank Ltd., 5.284%, 06/17/2032	1,039,006	0.1
1,367,000	Assurant, Inc., 3.700%, 02/22/2030	1,217,038	0.1
273,000 (2)	Athene Global Funding, 2.950%, 11/12/2026	251,116	0.0
789,000 (2)	Aviation Capital Group LLC, 1.950%, 09/20/2026	671,073	0.0
452,000 (2)	Aviation Capital Group LLC, 3.875%, 05/01/2023	448,258	0.0
808,000 (2)	Aviation Capital Group LLC, 4.375%, 01/30/2024	794,061	0.0
863,000 (2)	Aviation Capital Group LLC, 5.500%, 12/15/2024	856,179	0.0
599,000 (2)	Avolon Holdings Funding Ltd., 2.125%, 02/21/2026	518,576	0.0
1,094,000 (1)(2)	Avolon Holdings Funding Ltd., 2.528%, 11/18/2027	892,726	0.0
710,000 (2)	Avolon Holdings Funding Ltd., 2.750%, 02/21/2028	579,693	0.0
391,000 (2)	Avolon Holdings Funding Ltd., 2.875%, 02/15/2025	360,129	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,565,000 (2)	Avolon Holdings Funding Ltd., 4.250%, 04/15/2026	$1,451,255	0.1
1,000,000	Banco Santander SA, 2.746%, 05/28/2025	948,296	0.0
2,000,000	Banco Santander SA, 3.125%, 02/23/2023	1,992,133	0.1
800,000 (3)	Banco Santander SA, 3.225%, 11/22/2032	633,597	0.0
3,375,000 (3)	Bank of America Corp., 0.981%, 09/25/2025	3,126,023	0.1
1,955,000 (3)	Bank of America Corp., 1.197%, 10/24/2026	1,752,186	0.1
1,971,000 (3)	Bank of America Corp., 1.734%, 07/22/2027	1,755,401	0.1
178,000 (3)	Bank of America Corp., 1.898%, 07/23/2031	142,420	0.0
322,000 (3)	Bank of America Corp., 1.922%, 10/24/2031	257,503	0.0
225,000 (3)	Bank of America Corp., 2.015%, 02/13/2026	211,156	0.0
2,501,000 (3)	Bank of America Corp., 2.087%, 06/14/2029	2,144,089	0.1
806,000 (3)	Bank of America Corp., 2.572%, 10/20/2032	665,635	0.0
782,000 (3)	Bank of America Corp., 2.676%, 06/19/2041	563,794	0.0
1,136,000 (3)	Bank of America Corp., 2.687%, 04/22/2032	954,705	0.0
814,000 (3)	Bank of America Corp., 3.194%, 07/23/2030	730,437	0.0
1,000,000 (3)	Bank of America Corp., 3.593%, 07/21/2028	944,056	0.0
2,649,000 (3)	Bank of America Corp., 3.846%, 03/08/2037	2,292,649	0.1
1,645,000	Bank of America Corp., 3.950%, 04/21/2025	1,624,630	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
435,000 (3)	Bank of America Corp., 3.970%, 03/05/2029	$415,251	0.0
1,355,000 (3)	Bank of America Corp., 4.078%, 04/23/2040	1,193,892	0.1
291,000 (3)	Bank of America Corp., 4.083%, 03/20/2051	251,513	0.0
3,641,000	Bank of America Corp., 4.183%, 11/25/2027	3,541,879	0.1
4,336,000	Bank of America Corp., 4.250%, 10/22/2026	4,278,182	0.2
814,000 (3)	Bank of America Corp., 4.271%, 07/23/2029	783,026	0.0
174,000 (1)(3)	Bank of America Corp., 4.571%, 04/27/2033	169,543	0.0
1,419,000 (1)(3)	Bank of America Corp., 6.125%, 12/31/2199	1,371,996	0.1
1,791,000 (1)(3)	Bank of New York Mellon Corp./The, 4.289%, 06/13/2033	1,754,123	0.1
452,000	Bank of Nova Scotia/ The, 1.950%, 02/02/2027	408,104	0.0
1,545,000 (1)	Bank of Nova Scotia/ The, 2.200%, 02/03/2025	1,480,272	0.1
2,676,000 (3)	Bank of Nova Scotia/ The, 4.588%, 05/04/2037	2,463,424	0.1
1,535,000 (2)	Banque Federative du Credit Mutuel SA, 2.375%, 11/21/2024	1,472,372	0.1
547,000	Berkshire Hathaway Finance Corp., 2.850%, 10/15/2050	394,587	0.0
798,000 (2)	Blackstone Holdings Finance Co. LLC, 1.625%, 08/05/2028	674,997	0.0
1,061,000 (2)	Blackstone Holdings Finance Co. LLC, 2.000%, 01/30/2032	844,220	0.0
1,492,000 (2)	Blackstone Holdings Finance Co. LLC, 2.850%, 08/05/2051	1,019,385	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,232,000 (2)	Blackstone Holdings Finance Co. LLC, 3.200%, 01/30/2052	$899,294	0.0
433,000 (2)	Blackstone Private Credit Fund, 4.000%, 01/15/2029	355,249	0.0
500,000 (2)(3)	BPCE SA, 2.277%, 01/20/2032	396,036	0.0
1,596,000 (2)	BPCE SA, 2.700%, 10/01/2029	1,391,079	0.1
955,000 (2)	BPCE SA, 5.700%, 10/22/2023	969,623	0.0
910,000 (1)	Canadian Imperial Bank of Commerce, 2.250%, 01/28/2025	873,095	0.0
421,000	Canadian Imperial Bank of Commerce, 3.600%, 04/07/2032	382,616	0.0
1,100,000 (3)	Capital One Financial Corp., 1.878%, 11/02/2027	965,680	0.0
694,000 (3)	Capital One Financial Corp., 3.273%, 03/01/2030	614,777	0.0
452,000	Capital One Financial Corp., 3.650%, 05/11/2027	430,920	0.0
550,000 (3)	Capital One Financial Corp., 4.927%, 05/10/2028	545,158	0.0
478,000 (1)(3)	Capital One Financial Corp., 5.268%, 05/10/2033	469,948	0.0
1,123,000	CBRE Services, Inc., 2.500%, 04/01/2031	914,825	0.0
931,000	CI Financial Corp., 4.100%, 06/15/2051	604,677	0.0
806,000 (3)	Citigroup, Inc., 1.462%, 06/09/2027	713,990	0.0
461,000 (3)	Citigroup, Inc., 2.904%, 11/03/2042	334,567	0.0
4,000,000	Citigroup, Inc., 5.500%, 09/13/2025	4,115,906	0.2
2,000,000 (2)	Citizens Financial Group, Inc., 4.150%, 09/28/2022	2,004,810	0.1
400,000 (2)	CNO Global Funding, 2.650%, 01/06/2029	348,883	0.0
745,000 (2)	Commonwealth Bank of Australia, 3.743%, 09/12/2039	608,021	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
550,000 (2)(3)	Cooperatieve Rabobank UA, 3.758%, 04/06/2033	$496,937	0.0
5,500,000	Cooperatieve Rabobank UA, 4.375%, 08/04/2025	5,462,123	0.2
2,325,000 (2)	Corebridge Financial, Inc., 3.850%, 04/05/2029	2,150,737	0.1
3,052,000 (2)	Corebridge Financial, Inc., 3.900%, 04/05/2032	2,741,039	0.1
356,000 (2)	Corebridge Financial, Inc., 4.350%, 04/05/2042	304,283	0.0
310,000 (2)	Corebridge Financial, Inc., 4.400%, 04/05/2052	259,155	0.0
2,036,000 (2)(3)	Credit Agricole SA, 4.750%, 12/31/2199	1,587,401	0.1
1,235,000 (1)(2)(3)	Credit Agricole SA/London, 1.907%, 06/16/2026	1,137,471	0.1
6,000,000 (2)	Credit Suisse AG, 6.500%, 08/08/2023	6,015,000	0.2
880,000	Credit Suisse AG/New York NY, 3.700%, 02/21/2025	860,320	0.0
3,000,000 (2)(3)	Credit Suisse Group AG, 2.997%, 12/14/2023	2,980,534	0.1
750,000	Credit Suisse Group Funding Guernsey Ltd., 3.800%, 09/15/2022	750,684	0.0
589,000	Crown Castle International Corp., 1.050%, 07/15/2026	510,411	0.0
445,000 (1)	Crown Castle International Corp., 2.900%, 03/15/2027	410,751	0.0
760,000	CubeSmart L.P., 2.250%, 12/15/2028	650,062	0.0
1,870,000 (2)(3)	Danske Bank A/S, 1.621%, 09/11/2026	1,675,580	0.1
993,000 (2)	Danske Bank A/S, 4.375%, 06/12/2028	940,400	0.0
813,000 (2)(3)	Depository Trust & Clearing Corp./The, 3.375%, 12/31/2199	643,057	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
686,000 (3)	Deutsche Bank AG/New York NY, 2.552%, 01/07/2028	$594,349	0.0
721,000 (2)	Empower Finance 2020 L.P., 1.357%, 09/17/2027	621,109	0.0
1,925,000 (2)	Federation des Caisses Desjardins du Quebec, 2.050%, 02/10/2025	1,819,249	0.1
1,608,000 (3)	Goldman Sachs Group, Inc., 1.542%, 09/10/2027	1,412,650	0.1
2,500,000	Goldman Sachs Group, Inc., 4.250%, 10/21/2025	2,484,743	0.1
1,000,000	Goldman Sachs Group, Inc., 5.150%, 05/22/2045	951,867	0.0
366,000	Goldman Sachs Group, Inc., 6.750%, 10/01/2037	405,933	0.0
2,813,000 (2)	Hartford Financial Services Group, Inc./The, 3.536%, (US0003M + 2.125)%, 02/12/2067	2,227,236	0.1
340,000	Hartford Financial Services Group, Inc./The, 5.950%, 10/15/2036	371,237	0.0
1,355,000 (3)	HSBC Holdings PLC, 1.589%, 05/24/2027	1,192,293	0.1
1,875,000 (3)	HSBC Holdings PLC, 2.206%, 08/17/2029	1,576,699	0.1
1,331,000 (1)(3)	HSBC Holdings PLC, 2.633%, 11/07/2025	1,270,641	0.1
1,037,000 (3)	HSBC Holdings PLC, 2.999%, 03/10/2026	988,313	0.0
2,000,000 (3)	HSBC Holdings PLC, 4.041%, 03/13/2028	1,900,880	0.1
1,250,000	HSBC Holdings PLC, 4.300%, 03/08/2026	1,239,199	0.1
1,673,000 (1)(3)	HSBC Holdings PLC, 4.700%, 12/31/2199	1,262,293	0.1
1,804,000 (1)(3)	HSBC Holdings PLC, 4.755%, 06/09/2028	1,755,380	0.1
489,000 (3)	Huntington Bancshares, Inc./OH, 5.023%, 05/17/2033	488,018	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
744,000 (3)	ING Groep NV, 4.017%, 03/28/2028	$709,208	0.0
672,000	Intercontinental Exchange, Inc., 2.100%, 06/15/2030	564,285	0.0
1,059,000	Intercontinental Exchange, Inc., 2.650%, 09/15/2040	773,329	0.0
1,611,000	Intercontinental Exchange, Inc., 4.600%, 03/15/2033	1,609,361	0.1
1,553,000	Intercontinental Exchange, Inc., 4.950%, 06/15/2052	1,538,562	0.1
928,000	Invitation Homes Operating Partnership L.P., 2.300%, 11/15/2028	781,401	0.0
2,030,000 (3)	JPMorgan Chase & Co., 0.969%, 06/23/2025	1,899,468	0.1
1,184,000 (3)	JPMorgan Chase & Co., 1.040%, 02/04/2027	1,049,074	0.1
1,435,000 (3)	JPMorgan Chase & Co., 1.470%, 09/22/2027	1,259,592	0.1
1,465,000 (3)	JPMorgan Chase & Co., 2.069%, 06/01/2029	1,261,260	0.1
381,000 (3)	JPMorgan Chase & Co., 2.182%, 06/01/2028	339,042	0.0
594,000 (3)	JPMorgan Chase & Co., 2.525%, 11/19/2041	425,872	0.0
1,537,000 (3)	JPMorgan Chase & Co., 2.545%, 11/08/2032	1,278,561	0.1
766,000 (3)	JPMorgan Chase & Co., 2.580%, 04/22/2032	645,179	0.0
1,058,000 (3)	JPMorgan Chase & Co., 2.595%, 02/24/2026	1,006,824	0.0
1,058,000 (3)	JPMorgan Chase & Co., 2.947%, 02/24/2028	981,062	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
255,000 (3)	JPMorgan Chase & Co., 3.109%, 04/22/2051	$187,398	0.0
2,326,000 (3)	JPMorgan Chase & Co., 3.157%, 04/22/2042	1,810,524	0.1
1,146,000 (3)	JPMorgan Chase & Co., 3.328%, 04/22/2052	873,896	0.0
3,320,000	JPMorgan Chase & Co., 3.875%, 09/10/2024	3,317,063	0.1
853,000 (3)	JPMorgan Chase & Co., 3.964%, 11/15/2048	724,692	0.0
2,070,000 (3)	JPMorgan Chase & Co., 4.565%, 06/14/2030	2,034,044	0.1
326,000	Kilroy Realty L.P., 2.650%, 11/15/2033	252,724	0.0
435,000	Kite Realty Group L.P., 4.000%, 10/01/2026	416,651	0.0
971,000 (2)	Liberty Mutual Group, Inc., 5.500%, 06/15/2052	921,223	0.0
1,125,000 (3)	Lloyds Banking Group PLC, 2.438%, 02/05/2026	1,065,489	0.1
2,177,000 (3)	Lloyds Banking Group PLC, 2.907%, 11/07/2023	2,169,859	0.1
2,805,000	Main Street Capital Corp., 3.000%, 07/14/2026	2,451,231	0.1
684,000	Main Street Capital Corp., 5.200%, 05/01/2024	682,420	0.0
356,000 (3)	Mitsubishi UFJ Financial Group, Inc., 1.538%, 07/20/2027	315,089	0.0
350,000 (1)	Mitsubishi UFJ Financial Group, Inc., 2.757%, 09/13/2026	327,710	0.0
5,870,000	Mizuho Financial Group Cayman 2 Ltd., 4.200%, 07/18/2022	5,873,980	0.2
315,000 (2)	Mizuho Financial Group, Inc., 3.477%, 04/12/2026	303,146	0.0
1,204,000 (3)	Morgan Stanley, 1.512%, 07/20/2027	1,058,105	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,340,000 (3)	Morgan Stanley, 1.593%, 05/04/2027	$1,191,788	0.1
802,000 (3)	Morgan Stanley, 1.794%, 02/13/2032	631,638	0.0
1,074,000 (3)	Morgan Stanley, 2.188%, 04/28/2026	1,006,805	0.0
2,773,000 (3)	Morgan Stanley, 2.239%, 07/21/2032	2,249,376	0.1
444,000 (1)(3)	Morgan Stanley, 2.475%, 01/21/2028	403,972	0.0
914,000 (3)	Morgan Stanley, 2.511%, 10/20/2032	756,285	0.0
1,505,000 (3)	Morgan Stanley, 2.630%, 02/18/2026	1,437,739	0.1
983,000 (3)	Morgan Stanley, 2.802%, 01/25/2052	684,518	0.0
1,155,000 (3)	Morgan Stanley, 3.591%, 07/22/2028	1,094,404	0.1
585,000 (3)	Morgan Stanley, 3.737%, 04/24/2024	583,212	0.0
538,000	Morgan Stanley, 3.875%, 01/27/2026	530,709	0.0
4,000,000	Morgan Stanley, 4.000%, 07/23/2025	4,002,412	0.2
2,549,000 (3)	Morgan Stanley, 5.297%, 04/20/2037	2,471,160	0.1
1,368,000 (2)(3)	Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen, 5.875%, 05/23/2042	1,379,751	0.1
432,000 (2)	National Australia Bank Ltd., 2.332%, 08/21/2030	347,682	0.0
820,000 (2)	Nationwide Building Society, 1.500%, 10/13/2026	731,100	0.0
336,000 (3)	NatWest Group PLC, 3.073%, 05/22/2028	305,712	0.0
3,858,000 (1)	NatWest Group PLC, 3.875%, 09/12/2023	3,847,760	0.2
398,000 (3)	NatWest Group PLC, 4.269%, 03/22/2025	394,251	0.0
1,766,000 (3)	NatWest Group PLC, 4.519%, 06/25/2024	1,762,356	0.1
1,470,000 (2)(3)	Nordea Bank Abp, 3.750%, 12/31/2199	1,086,341	0.1
2,661,000 (1)(2)(3)	Nordea Bank ABP, 6.125%, 12/31/2199	2,565,148	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
1,611,000 (2)	Northwestern Mutual Global Funding, 1.700%, 06/01/2028	$1,423,242	0.1
156,000 (2)	Northwestern Mutual Life Insurance Co/The, 3.625%, 09/30/2059	116,465	0.0
1,321,000	Old Republic International Corp., 3.850%, 06/11/2051	999,912	0.0
5,000,000	ORIX Corp., 3.250%, 12/04/2024	4,924,005	0.2
2,920,000 (3)	PartnerRe Finance B LLC, 4.500%, 10/01/2050	2,442,058	0.1
429,000	Piedmont Operating Partnership L.P., 2.750%, 04/01/2032	331,917	0.0
1,130,000	Piedmont Operating Partnership L.P., 4.450%, 03/15/2024	1,134,351	0.1
365,000	Public Storage, 1.950%, 11/09/2028	315,932	0.0
167,000 (1)	Realty Income Corp., 3.950%, 08/15/2027	163,072	0.0
575,000	Realty Income Corp., 4.875%, 06/01/2026	587,147	0.0
653,000	Sabra Health Care L.P., 3.200%, 12/01/2031	518,955	0.0
454,000 (3)	Santander Holdings USA, Inc., 2.490%, 01/06/2028	401,060	0.0
1,391,000 (3)	Santander UK Group Holdings PLC, 2.469%, 01/11/2028	1,230,126	0.1
2,131,000 (2)(3)	Societe Generale SA, 1.792%, 06/09/2027	1,862,520	0.1
628,000 (2)(3)	Societe Generale SA, 2.797%, 01/19/2028	561,298	0.0
1,070,000 (1)(2)(3)	Standard Chartered PLC, 1.456%, 01/14/2027	944,876	0.0
1,110,000 (2)(3)	Standard Chartered PLC, 1.822%, 11/23/2025	1,028,796	0.1
667,000 (2)(3)	Standard Chartered PLC, 2.608%, 01/12/2028	596,241	0.0
1,358,000 (1)(2)(3)	Standard Chartered PLC, 3.971%, 03/30/2026	1,329,245	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
571,000 (3)	State Street Corp., 2.623%, 02/07/2033	$487,595	0.0
1,430,000	Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	1,378,345	0.1
1,234,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 1.050%, 09/12/2025	1,120,542	0.1
874,000 (2)	Sumitomo Mitsui Trust Bank Ltd., 2.800%, 03/10/2027	820,293	0.0
852,000	Sun Communities Operating L.P., 4.200%, 04/15/2032	775,702	0.0
1,137,000 (2)(3)	Svenska Handelsbanken AB, 1.418%, 06/11/2027	1,013,993	0.0
674,000 (2)	Swiss Re Treasury US Corp., 4.250%, 12/06/2042	624,916	0.0
633,000 (1)	Toronto-Dominion Bank/The, 2.800%, 03/10/2027	592,783	0.0
694,000	Toronto-Dominion Bank/The, 4.456%, 06/08/2032	686,894	0.0
1,501,000 (1)(3)	Truist Financial Corp., 1.267%, 03/02/2027	1,347,040	0.1
784,000 (3)	Truist Financial Corp., 5.100%, 12/31/2199	713,440	0.0
2,470,000	UBS AG, 5.125%, 05/15/2024	2,469,506	0.1
3,500,000	UBS AG/Stamford CT, 7.625%, 08/17/2022	3,510,431	0.1
791,000 (2)(3)	UBS Group AG, 1.008%, 07/30/2024	766,364	0.0
750,000 (2)(3)	UBS Group AG, 1.364%, 01/30/2027	665,981	0.0
383,000 (2)(3)	UBS Group AG, 2.095%, 02/11/2032	304,483	0.0
812,000 (2)(3)	UBS Group AG, 3.179%, 02/11/2043	613,156	0.0
1,460,000 (2)(3)	UBS Group AG, 4.751%, 05/12/2028	1,446,322	0.1
163,000	Ventas Realty L.P., 5.700%, 09/30/2043	166,226	0.0
1,320,000	Visa, Inc., 4.300%, 12/14/2045	1,306,019	0.1
2,100,000 (3)	Wells Fargo & Co., 2.406%, 10/30/2025	2,001,538	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Financial (continued)
752,000 (3)	Wells Fargo & Co., 3.068%, 04/30/2041	$583,487	0.0
4,000,000	Wells Fargo & Co., 3.750%, 01/24/2024	4,012,484	0.2
943,000 (3)	Wells Fargo & Co., 4.611%, 04/25/2053	874,236	0.0
666,000	Wells Fargo & Co., 4.750%, 12/07/2046	611,218	0.0
418,000 (3)	Wells Fargo & Co., 5.013%, 04/04/2051	411,100	0.0
472,000	Westpac Banking Corp., 1.953%, 11/20/2028	412,278	0.0
1,750,000	XLIT Ltd., 5.500%, 03/31/2045	1,817,571	0.1
		255,581,971	9.6
	Industrial: 1.2%
777,000	Amcor Flexibles North America, Inc., 4.000%, 05/17/2025	769,266	0.0
598,000	Avnet, Inc., 5.500%, 06/01/2032	587,556	0.0
1,201,000	Berry Global, Inc., 0.950%, 02/15/2024	1,138,308	0.1
1,472,000	Berry Global, Inc., 1.650%, 01/15/2027	1,289,692	0.1
1,213,000	Boeing Co/The, 3.250%, 02/01/2028	1,085,125	0.0
651,000	Boeing Co/The, 3.250%, 02/01/2035	493,442	0.0
497,000 (1)	Boeing Co/The, 3.625%, 02/01/2031	429,494	0.0
199,000	Boeing Co/The, 3.850%, 11/01/2048	141,310	0.0
768,000	Boeing Co/The, 4.875%, 05/01/2025	766,233	0.0
1,429,000	Boeing Co/The, 5.150%, 05/01/2030	1,372,872	0.1
478,000	Boeing Co/The, 5.805%, 05/01/2050	439,896	0.0
1,161,000	Burlington Northern Santa Fe LLC, 3.900%, 08/01/2046	1,033,698	0.0
1,435,000	Burlington Northern Santa Fe LLC, 4.450%, 01/15/2053	1,390,651	0.1
1,574,000	CSX Corp., 4.650%, 03/01/2068	1,431,674	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
526,000	FedEx Corp., 3.900%, 02/01/2035	$469,321	0.0
1,125,000	FedEx Corp., 4.400%, 01/15/2047	987,471	0.0
347,000	Fortune Brands Home & Security, Inc., 4.000%, 03/25/2032	307,294	0.0
284,000	GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	265,617	0.0
1,067,000 (1)	General Dynamics Corp., 3.500%, 04/01/2027	1,048,084	0.0
1,014,000 (1)	John Deere Capital Corp., 3.350%, 04/18/2029	973,421	0.0
452,000	Norfolk Southern Corp., 4.100%, 05/15/2121	341,047	0.0
1,221,000	Parker-Hannifin Corp., 4.500%, 09/15/2029	1,215,957	0.1
1,295,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.200%, 11/15/2025	1,157,667	0.1
1,661,000 (2)	Penske Truck Leasing Co. Lp / PTL Finance Corp., 1.700%, 06/15/2026	1,482,698	0.1
118,000	Raytheon Technologies Corp., 3.650%, 08/16/2023	117,937	0.0
1,423,000	Raytheon Technologies Corp., 4.450%, 11/16/2038	1,359,820	0.1
2,066,000	Raytheon Technologies Corp., 4.500%, 06/01/2042	1,973,789	0.1
1,070,000 (2)	Sealed Air Corp., 1.573%, 10/15/2026	931,812	0.0
1,322,000 (2)	SMBC Aviation Capital Finance DAC, 1.900%, 10/15/2026	1,124,400	0.0
1,111,000	Sonoco Products Co., 2.250%, 02/01/2027	1,000,216	0.0
390,000 (2)	TD SYNNEX Corp., 1.750%, 08/09/2026	344,101	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Industrial (continued)
2,105,000	Teledyne Technologies, Inc., 1.600%, 04/01/2026	$1,897,702	0.1
2,250,000 (2)	TTX Co., 3.600%, 01/15/2025	2,223,966	0.1
1,190,000	Union Pacific Corp., 3.500%, 02/14/2053	972,187	0.0
		32,563,724	1.2
	Technology: 1.6%
920,000	Advanced Micro Devices, Inc., 3.924%, 06/01/2032	906,400	0.0
827,000	Advanced Micro Devices, Inc., 4.393%, 06/01/2052	806,345	0.0
838,000	Apple, Inc., 2.650%, 02/08/2051	619,550	0.0
1,905,000	Apple, Inc., 2.800%, 02/08/2061	1,370,386	0.1
860,000	Apple, Inc., 2.850%, 08/05/2061	625,357	0.0
2,489,000	Apple, Inc., 3.750%, 09/12/2047	2,250,429	0.1
2,000,000	Apple, Inc., 3.850%, 05/04/2043	1,844,086	0.1
383,000	Apple, Inc., 4.500%, 02/23/2036	399,876	0.0
1,137,000	Citrix Systems, Inc., 1.250%, 03/01/2026	1,101,467	0.1
265,000 (1)	Citrix Systems, Inc., 3.300%, 03/01/2030	258,734	0.0
1,000,000	Dell International LLC / EMC Corp., 6.020%, 06/15/2026	1,039,797	0.1
775,000	DXC Technology Co., 1.800%, 09/15/2026	697,025	0.0
775,000 (1)	DXC Technology Co., 2.375%, 09/15/2028	667,653	0.0
549,000	Fiserv, Inc., 3.500%, 07/01/2029	501,258	0.0
977,000	HP, Inc., 2.650%, 06/17/2031	785,939	0.0
1,642,000	HP, Inc., 4.000%, 04/15/2029	1,539,833	0.1
1,840,000	HP, Inc., 4.050%, 09/15/2022	1,847,501	0.1
550,000	HP, Inc., 4.750%, 01/15/2028	544,001	0.0
638,000	Intel Corp., 3.100%, 02/15/2060	456,932	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
813,000	Intel Corp., 3.200%, 08/12/2061	$595,928	0.0
2,880,000	Intel Corp., 3.250%, 11/15/2049	2,244,562	0.1
2,578,000 (1)	International Business Machines Corp., 3.300%, 05/15/2026	2,518,795	0.1
917,000	KLA Corp., 4.950%, 07/15/2052	923,649	0.1
644,000	KLA Corp., 5.250%, 07/15/2062	664,873	0.0
564,000 (2)	Kyndryl Holdings, Inc., 2.050%, 10/15/2026	475,183	0.0
1,563,000 (2)	Kyndryl Holdings, Inc., 2.700%, 10/15/2028	1,246,332	0.1
411,000 (2)	Kyndryl Holdings, Inc., 3.150%, 10/15/2031	304,712	0.0
900,000	Microchip Technology, Inc., 2.670%, 09/01/2023	885,410	0.0
3,600,000	Microsoft Corp., 2.921%, 03/17/2052	2,845,509	0.1
495,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.250%, 11/30/2051	343,796	0.0
208,000	NXP BV / NXP Funding LLC / NXP USA, Inc., 3.400%, 05/01/2030	183,687	0.0
2,015,000 (1)	Oracle Corp., 2.300%, 03/25/2028	1,735,600	0.1
295,000	Oracle Corp., 3.600%, 04/01/2050	205,469	0.0
998,000	Oracle Corp., 3.650%, 03/25/2041	745,245	0.0
747,000	Oracle Corp., 3.800%, 11/15/2037	582,281	0.0
170,000	Oracle Corp., 3.850%, 07/15/2036	136,836	0.0
1,260,000	Oracle Corp., 3.950%, 03/25/2051	927,391	0.1
1,677,000	Oracle Corp., 4.000%, 11/15/2047	1,246,718	0.1
525,000 (2)	Renesas Electronics Corp., 2.170%, 11/25/2026	468,814	0.0
1,173,000	Salesforce, Inc., 2.700%, 07/15/2041	908,783	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Technology (continued)
455,000	Take-Two Interactive Software, Inc., 4.000%, 04/14/2032	$427,643	0.0
1,795,000	VMware, Inc., 1.400%, 08/15/2026	1,589,316	0.1
780,000	VMware, Inc., 1.800%, 08/15/2028	648,545	0.0
613,000 (1)	Workday, Inc., 3.500%, 04/01/2027	586,709	0.0
		41,704,355	1.6
	Utilities: 3.1%
1,198,000 (2)	AEP Texas, Inc., 3.850%, 10/01/2025	1,190,616	0.1
1,068,000	AES Corp./The, 1.375%, 01/15/2026	943,163	0.0
1,283,000 (2)	AES Corp./The, 3.950%, 07/15/2030	1,160,929	0.1
537,000 (2)	Alliant Energy Finance LLC, 3.600%, 03/01/2032	486,761	0.0
775,000 (3)	American Electric Power Co., Inc., 3.875%, 02/15/2062	613,381	0.0
733,000 (2)	American Transmission Systems, Inc., 2.650%, 01/15/2032	621,663	0.0
1,377,000 (2)	American Transmission Systems, Inc., 5.000%, 09/01/2044	1,329,679	0.1
771,000 (1)	Appalachian Power Co., 2.700%, 04/01/2031	666,021	0.0
181,000	Appalachian Power Co., 3.700%, 05/01/2050	144,217	0.0
323,000	Avangrid, Inc., 3.200%, 04/15/2025	314,398	0.0
912,000	Baltimore Gas and Electric Co., 2.250%, 06/15/2031	777,307	0.0
740,000 (1)(2)	Berkshire Hathaway Energy Co., 4.600%, 05/01/2053	710,820	0.0
574,000	Black Hills Corp., 2.500%, 06/15/2030	479,992	0.0
851,000	Black Hills Corp., 3.050%, 10/15/2029	763,354	0.0
1,800,000	Black Hills Corp., 4.250%, 11/30/2023	1,806,172	0.1
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
397,000	Black Hills Corp., 4.350%, 05/01/2033	$371,015	0.0
750,000	CenterPoint Energy Houston Electric LLC, 3.550%, 08/01/2042	645,540	0.0
1,216,000 (3)	CMS Energy Corp., 3.750%, 12/01/2050	932,587	0.0
600,000 (3)	CMS Energy Corp., 4.750%, 06/01/2050	527,232	0.0
568,000	Commonwealth Edison Co., 3.750%, 08/15/2047	490,307	0.0
449,000	Consolidated Edison Co. of New York, Inc., 4.000%, 11/15/2057	374,963	0.0
400,000	Consolidated Edison Co. of New York, Inc., 5.300%, 03/01/2035	416,378	0.0
2,095,000 (3)	Dominion Energy, Inc., 4.350%, 12/31/2199	1,733,612	0.1
2,155,000 (3)	Dominion Energy, Inc., 4.650%, 12/31/2199	1,925,791	0.1
405,000	Duke Energy Carolinas LLC, 2.550%, 04/15/2031	354,611	0.0
1,186,000	Duke Energy Carolinas LLC, 3.700%, 12/01/2047	1,006,855	0.1
116,000	Duke Energy Carolinas LLC, 3.750%, 06/01/2045	97,372	0.0
1,265,000 (1)	Duke Energy Carolinas LLC, 4.000%, 09/30/2042	1,125,987	0.1
36,000	Duke Energy Carolinas LLC, 4.250%, 12/15/2041	33,250	0.0
734,000 (1)(3)	Duke Energy Corp., 4.875%, 12/31/2199	669,775	0.0
794,000	Duke Energy Florida LLC, 2.400%, 12/15/2031	679,827	0.0
130,000	Duke Energy Florida LLC, 4.200%, 07/15/2048	118,793	0.0
1,425,000	Duke Energy Indiana LLC, 3.250%, 10/01/2049	1,105,058	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
479,000	Duke Energy Progress LLC, 3.700%, 10/15/2046	$408,517	0.0
250,000	Duke Energy Progress LLC, 4.100%, 05/15/2042	226,582	0.0
44,000	Duke Energy Progress LLC, 4.100%, 03/15/2043	39,557	0.0
1,029,000	Duke Energy Progress LLC, 4.200%, 08/15/2045	937,376	0.0
707,000 (2)	Duquesne Light Holdings, Inc., 2.532%, 10/01/2030	581,604	0.0
699,000	Entergy Arkansas LLC, 2.650%, 06/15/2051	485,937	0.0
512,000	Entergy Arkansas LLC, 4.200%, 04/01/2049	473,032	0.0
1,626,000	Entergy Corp., 0.900%, 09/15/2025	1,465,375	0.1
1,085,000	Entergy Corp., 2.400%, 06/15/2031	883,583	0.0
608,000	Entergy Corp., 2.800%, 06/15/2030	522,104	0.0
1,749,000	Evergy Kansas Central, Inc., 3.250%, 09/01/2049	1,358,083	0.1
925,000	Eversource Energy, 1.400%, 08/15/2026	827,182	0.0
1,070,000	Eversource Energy, 2.900%, 03/01/2027	1,005,432	0.1
526,000	Eversource Energy, 3.375%, 03/01/2032	473,575	0.0
220,000 (1)	Exelon Corp., 4.050%, 04/15/2030	211,338	0.0
359,000	Florida Power & Light Co., 2.875%, 12/04/2051	267,739	0.0
1,505,000	Georgia Power Co., 2.200%, 09/15/2024	1,454,132	0.1
284,000	Georgia Power Co., 5.125%, 05/15/2052	282,241	0.0
1,310,000	Georgia Power Co., 5.750%, 04/15/2023	1,330,441	0.1
1,619,000	Indiana Michigan Power Co., 3.250%, 05/01/2051	1,229,899	0.1
468,000	Interstate Power and Light Co., 3.100%, 11/30/2051	344,068	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
3,640,000 (1)	Interstate Power and Light Co., 3.250%, 12/01/2024	$3,598,194	0.1
421,000 (2)	Jersey Central Power & Light Co., 2.750%, 03/01/2032	358,576	0.0
2,802,000 (2)	Jersey Central Power & Light Co., 4.300%, 01/15/2026	2,770,960	0.1
411,000 (2)	Metropolitan Edison Co., 4.000%, 04/15/2025	404,804	0.0
2,745,000	Mississippi Power Co., 4.250%, 03/15/2042	2,398,828	0.1
266,000	Mississippi Power Co., 4.750%, 10/15/2041	247,338	0.0
830,000 (2)	Monongahela Power Co., 3.550%, 05/15/2027	790,338	0.0
188,000 (2)	Narragansett Electric Co/The, 3.395%, 04/09/2030	176,725	0.0
1,490,000	National Rural Utilities Cooperative Finance Corp., 2.400%, 03/15/2030	1,301,039	0.1
616,000	National Rural Utilities Cooperative Finance Corp., 2.750%, 04/15/2032	537,116	0.0
1,507,000 (3)	National Rural Utilities Cooperative Finance Corp., 4.750%, 04/30/2043	1,400,488	0.1
1,750,000	NextEra Energy Capital Holdings, Inc., 1.875%, 01/15/2027	1,579,710	0.1
863,000	NextEra Energy Capital Holdings, Inc., 1.900%, 06/15/2028	751,241	0.0
489,000 (1)	NextEra Energy Capital Holdings, Inc., 2.440%, 01/15/2032	407,707	0.0
1,215,000 (3)	NextEra Energy Capital Holdings, Inc., 3.800%, 03/15/2082	976,255	0.0
614,000 (1)	NextEra Energy Capital Holdings, Inc., 5.000%, 07/15/2032	629,611	0.0
764,000	NiSource, Inc., 5.950%, 06/15/2041	792,003	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
526,000 (1)	NSTAR Electric Co., 1.950%, 08/15/2031	$437,319	0.0
758,000	Oglethorpe Power Corp., 3.750%, 08/01/2050	604,664	0.0
1,409,000	ONE Gas, Inc., 1.100%, 03/11/2024	1,343,102	0.1
436,000	Pacific Gas and Electric Co., 4.250%, 03/15/2046	319,260	0.0
629,000	Pacific Gas and Electric Co., 4.300%, 03/15/2045	458,342	0.0
583,000	Pacific Gas and Electric Co., 4.450%, 04/15/2042	438,765	0.0
465,000	PECO Energy Co., 4.150%, 10/01/2044	424,120	0.0
313,000	Piedmont Natural Gas Co., Inc., 3.350%, 06/01/2050	233,919	0.0
1,714,000	Public Service Enterprise Group, Inc., 2.450%, 11/15/2031	1,431,995	0.1
1,556,000 (3)	Sempra Energy, 4.125%, 04/01/2052	1,250,970	0.1
1,315,000 (3)	Sempra Energy, 4.875%, 12/31/2199	1,213,062	0.1
2,359,000	South Jersey Industries, Inc., 5.020%, 04/15/2031	2,103,377	0.1
1,574,000	Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	1,376,567	0.1
2,295,000 (3)	Southern Co/The, 3.750%, 09/15/2051	1,955,730	0.1
1,280,000 (1)(3)	Southern Co/The, 4.000%, 01/15/2051	1,150,694	0.1
780,000	Southern Co/The, 5.113%, 08/01/2027	787,210	0.0
233,000	Southwest Gas Corp., 4.050%, 03/15/2032	211,694	0.0
1,499,000	Southwestern Electric Power Co., 1.650%, 03/15/2026	1,366,616	0.1
580,000	Tampa Electric Co., 4.350%, 05/15/2044	532,216	0.0
998,000	Union Electric Co., 3.900%, 09/15/2042	885,184	0.0
Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
850,000 (2)	Vistra Operations Co. LLC, 5.125%, 05/13/2025	$842,129	0.0
711,000	Washington Gas Light Co., 3.650%, 09/15/2049	590,172	0.0
1,683,000	WEC Energy Group, Inc., 1.375%, 10/15/2027	1,459,939	0.1
396,000	WEC Energy Group, Inc., 2.200%, 12/15/2028	346,781	0.0
861,000	Wisconsin Electric Power Co., 1.700%, 06/15/2028	750,867	0.0
		81,060,850	3.1
	Total Corporate Bonds/Notes (Cost $725,697,822)	647,288,565	24.4

COLLATERALIZED MORTGAGE OBLIGATIONS: 14.8%
1,068,755	Alternative Loan Trust 2005-65CB 2A4, 5.500%, 12/25/2035	847,780	0.0
1,309,056	Alternative Loan Trust 2005-6CB 1A3, 5.250%, 04/25/2035	1,174,633	0.1
246,691 (4)	Alternative Loan Trust 2005-J3 2A2, 3.376%, (-1.000*US0001M + 5.000)%, 05/25/2035	15,892	0.0
1,129,635	Alternative Loan Trust 2006-13T1 A9, 6.000%, 05/25/2036	623,550	0.0
1,584,915	Alternative Loan Trust 2007-23CB A3, 2.124%, (US0001M + 0.500)%, 09/25/2037	745,499	0.0
87,191	Banc of America Funding 2007 8 Trust 4A1, 6.000%, 08/25/2037	76,870	0.0
500,286 (3)	Bear Stearns ALT-A Trust 2005-10 22A1, 2.999%, 01/25/2036	479,533	0.0
240,730 (3)	Bear Stearns ALT-A Trust 2005-4 23A1, 2.752%, 05/25/2035	231,655	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
778,985 (3)	Bear Stearns ALT-A Trust 2006-6 31A1, 3.128%, 11/25/2036	$510,572	0.0
907,146 (3)	Bear Stearns ALT-A Trust 2006-6 32A1, 2.954%, 11/25/2036	512,369	0.0
3,619 (3)	Bear Stearns ARM Trust 2005-12 13A1, 3.383%, 02/25/2036	3,226	0.0
1,801,345	Bear Stearns Mortgage Funding Trust 2006-AR5 2A1, 1.814%, (US0001M + 0.190)%, 01/25/2037	1,605,492	0.1
93,015 (3)	Bear Stearns Structured Products, Inc. Trust 2007-R6 1A1, 3.490%, 01/26/2036	77,081	0.0
3,300,000 (2)	Bellemeade RE 2021-3 A M1C Ltd., 2.476%, (SOFR30A + 1.550)%, 09/25/2031	2,980,444	0.1
145,105 (3)	Chase Mortgage Finance Trust Series 2005-A1 1A1, 2.894%, 12/25/2035	134,829	0.0
1,388,837 (3)	CHL Mortgage Pass-Through Trust 2004-22 A3, 2.711%, 11/25/2034	1,339,099	0.1
13,473 (3)	CHL Mortgage Pass-Through Trust 2004-HYB9 1A1, 2.520%, 02/20/2035	13,487	0.0
13,020	CHL Mortgage Pass-Through Trust 2005-2 2A3, 2.304%, (US0001M + 0.680)%, 03/25/2035	11,510	0.0
1,438,098 (2)(3)	CIM Trust 2020-J1 B3, 3.450%, 07/25/2050	1,252,693	0.1
511,158	Citicorp Mortgage Securities Trust Series 2007-1 1A1, 6.000%, 01/25/2037	461,796	0.0
747,458 (3)	Citigroup Mortgage Loan Trust 2007-10 22AA, 3.396%, 09/25/2037	680,784	0.0
732,186 (2)(3)	Citigroup Mortgage Loan Trust 2015-A B2, 4.500%, 06/25/2058	713,557	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
22,963 (3)	Citigroup Mortgage Loan Trust, Inc. 2005-3 2A2A, 2.829%, 08/25/2035	$22,673	0.0
1,148,871	Citigroup Mortgage Loan Trust, Inc. 2005-8 3A1, 5.500%, 09/25/2035	1,130,993	0.1
190,957	CitiMortgage Alternative Loan Trust Series 2007-A2 1A5, 6.000%, 02/25/2037	173,084	0.0
711,350 (2)	Connecticut Avenue Securities Trust 2020-R02 2M2, 3.624%, (US0001M + 2.000)%, 01/25/2040	701,145	0.0
1,500,000 (2)	Connecticut Avenue Securities Trust 2021-R01 1B1, 4.026%, (SOFR30A + 3.100)%, 10/25/2041	1,291,422	0.1
1,500,000 (2)	Connecticut Avenue Securities Trust 2021-R03 1B1, 3.676%, (SOFR30A + 2.750)%, 12/25/2041	1,265,884	0.1
8,600,000 (2)	Connecticut Avenue Securities Trust 2022-R01 1B1, 4.076%, (SOFR30A + 3.150)%, 12/25/2041	7,377,650	0.3
733,556	Countrywide Alternative Loan Trust 2005-53T2 2A6, 2.124%, (US0001M + 0.500)%, 11/25/2035	381,619	0.0
112,215 (3)	DSLA Mortgage Loan Trust 2004-AR3 2A1, 2.700%, 07/19/2044	104,653	0.0
1,500,000 (2)	Eagle RE 2021-2 M1C Ltd., 4.376%, (SOFR30A + 3.450)%, 04/25/2034	1,414,912	0.1
800,000 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-SBT1 1M2, 5.274%, (US0001M + 3.650)%, 02/25/2040	767,867	0.0
1,000,000	Fannie Mae 2011-128 KB, 4.500%, 12/25/2041	1,023,490	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,493,678	Fannie Mae 2011-99 CZ, 4.500%, 10/25/2041	$13,938,708	0.5
808,341	Fannie Mae 2012-110 CA, 3.000%, 10/25/2042	773,302	0.0
16,388,562 (4)	Fannie Mae 2016-82 SD, 4.426%, (-1.000*US0001M + 6.050)%, 11/25/2046	1,990,215	0.1
699,888	Fannie Mae 2016-88 EA, 3.500%, 01/25/2045	702,384	0.0
1,231,997	Fannie Mae Connecticut Avenue Securities, 7.324%, (US0001M + 5.700)%, 04/25/2028	1,287,824	0.1
4,218,749	Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 5.874%, (US0001M + 4.250)%, 04/25/2029	4,365,648	0.2
998,972	Fannie Mae Connecticut Avenue Securities 2015-C02 1M2, 5.624%, (US0001M + 4.000)%, 05/25/2025	1,005,031	0.0
3,226,434	Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.174%, (US0001M + 5.550)%, 04/25/2028	3,334,822	0.1
183,913	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 5.974%, (US0001M + 4.350)%, 05/25/2029	190,323	0.0
2,549,827	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.174%, (US0001M + 3.550)%, 07/25/2029	2,606,289	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
4,309,759	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.474%, (US0001M + 2.850)%, 11/25/2029	$4,324,938	0.2
4,889,313	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.124%, (US0001M + 2.500)%, 05/25/2030	4,882,062	0.2
2,621,243	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.424%, (US0001M + 2.800)%, 02/25/2030	2,630,429	0.1
1,909,473	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 3.774%, (US0001M + 2.150)%, 10/25/2030	1,919,402	0.1
4,219,873	Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 3.624%, (US0001M + 2.000)%, 03/25/2031	4,176,948	0.2
2,374,769	Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 3.724%, (US0001M + 2.100)%, 03/25/2031	2,329,344	0.1
265,544 (2)	Fannie Mae Connecticut Avenue Securities Trust 2019-R01 2M2, 4.074%, (US0001M + 2.450)%, 07/25/2031	264,010	0.0
630,320 (2)	Fannie Mae Connecticut Avenue Securities Trust 2020-R01 1M2, 3.674%, (US0001M + 2.050)%, 01/25/2040	617,410	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
243,951 (4)	Fannie Mae Interest Strip Series 418 10, 4.000%, 08/25/2043	$39,593	0.0
233,955 (4)	Fannie Mae Interest Strip Series 418 15, 3.500%, 08/25/2043	33,558	0.0
2,191	Fannie Mae REMIC Trust 1994-77 FB, 3.124%, (US0001M + 1.500)%, 04/25/2024	2,207	0.0
171,967	Fannie Mae REMIC Trust 1999-33 Z, 6.000%, 07/25/2029	178,362	0.0
13,286	Fannie Mae REMIC Trust 2002-21 FC, 2.524%, (US0001M + 0.900)%, 04/25/2032	13,425	0.0
555,708 (4)	Fannie Mae REMIC Trust 2003-74 IO, 6.000%, 08/25/2033	119,672	0.0
26,054	Fannie Mae REMIC Trust 2004-11 A, 1.744%, (US0001M + 0.120)%, 03/25/2034	25,959	0.0
258,736	Fannie Mae REMIC Trust 2005-120 ZU, 5.500%, 01/25/2036	274,073	0.0
137,317	Fannie Mae REMIC Trust 2005-74 DK, 17.506%, (-4.000*US0001M + 24.000)%, 07/25/2035	171,178	0.0
2,685,688 (4)	Fannie Mae REMIC Trust 2005-92 SC, 5.056%, (-1.000*US0001M + 6.680)%, 10/25/2035	375,848	0.0
135,500	Fannie Mae REMIC Trust 2006-103 EZ, 6.250%, 10/25/2036	145,847	0.0
532,457	Fannie Mae REMIC Trust 2006-104 ES, 25.332%, (-5.000*US0001M + 33.450)%, 11/25/2036	823,562	0.0
3,059,437 (4)	Fannie Mae REMIC Trust 2006-12 SD, 5.126%, (-1.000*US0001M + 6.750)%, 10/25/2035	315,947	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,534,909 (4)	Fannie Mae REMIC Trust 2006-123 UI, 5.116%, (-1.000*US0001M + 6.740)%, 01/25/2037	$253,774	0.0
273,926 (4)	Fannie Mae REMIC Trust 2006-72 HS, 5.076%, (-1.000*US0001M + 6.700)%, 08/25/2026	15,654	0.0
376,743	Fannie Mae REMIC Trust 2007-73 A1, 1.001%, (US0001M + 0.060)%, 07/25/2037	368,247	0.0
261,908	Fannie Mae REMIC Trust 2008-20 SP, 11.441%, (-2.500*US0001M + 15.500)%, 03/25/2038	308,783	0.0
1,303,757	Fannie Mae REMIC Trust 2009-19 PW, 4.500%, 10/25/2036	1,335,297	0.1
4,420,505 (4)	Fannie Mae REMIC Trust 2010-102 SB, 4.976%, (-1.000*US0001M + 6.600)%, 09/25/2040	669,915	0.0
1,406,087 (4)	Fannie Mae REMIC Trust 2010-116 SE, 4.976%, (-1.000*US0001M + 6.600)%, 10/25/2040	201,673	0.0
3,999,520 (4)	Fannie Mae REMIC Trust 2010-123 SL, 4.446%, (-1.000*US0001M + 6.070)%, 11/25/2040	412,929	0.0
2,131,283 (4)	Fannie Mae REMIC Trust 2010-55 AS, 4.796%, (-1.000*US0001M + 6.420)%, 06/25/2040	276,997	0.0
3,963,276	Fannie Mae REMIC Trust 2010-59 PC, 5.000%, 06/25/2040	4,115,229	0.2
521,601	Fannie Mae REMIC Trust 2010-60 HJ, 5.500%, 05/25/2040	542,386	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,783,969 (4)	Fannie Mae REMIC Trust 2011-3 AI, 5.000%, 01/25/2041	$185,894	0.0
331,370 (4)	Fannie Mae REMIC Trust 2012-10 US, 4.826%, (-1.000*US0001M + 6.450)%, 02/25/2042	45,133	0.0
128,545	Fannie Mae REMIC Trust 2012-103 DA, 3.500%, 10/25/2041	129,026	0.0
4,803,560 (4)	Fannie Mae REMIC Trust 2012-113 SG, 4.476%, (-1.000*US0001M + 6.100)%, 10/25/2042	678,304	0.0
3,385,384 (4)	Fannie Mae REMIC Trust 2012-122 SB, 4.526%, (-1.000*US0001M + 6.150)%, 11/25/2042	566,332	0.0
1,647,018 (4)	Fannie Mae REMIC Trust 2012-128 DI, 3.000%, 10/25/2032	116,259	0.0
765,285	Fannie Mae REMIC Trust 2012-131 BS, 4.126%, (-1.200*US0001M + 5.400)%, 12/25/2042	665,245	0.0
5,349,140 (4)	Fannie Mae REMIC Trust 2012-137 SN, 4.476%, (-1.000*US0001M + 6.100)%, 12/25/2042	686,431	0.0
507,935 (4)	Fannie Mae REMIC Trust 2012-15 SP, 4.996%, (-1.000*US0001M + 6.620)%, 06/25/2040	8,590	0.0
912,622 (4)	Fannie Mae REMIC Trust 2012-58 PI, 5.000%, 04/25/2042	143,656	0.0
5,007,412 (4)	Fannie Mae REMIC Trust 2013-60 DS, 4.576%, (-1.000*US0001M + 6.200)%, 06/25/2033	547,447	0.0
5,374,768 (4)	Fannie Mae REMIC Trust 2013-9 DS, 4.526%, (-1.000*US0001M + 6.150)%, 02/25/2043	838,097	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
12,472,455 (4)	Fannie Mae REMIC Trust 2013-9 SA, 4.526%, (-1.000*US0001M + 6.150)%, 03/25/2042	$1,103,993	0.0
12,839,804 (4)	Fannie Mae REMIC Trust 2015-9 IO, 5.500%, 03/25/2045	2,707,318	0.1
2,344,906 (4)	Fannie Mae REMICS 2005-66 SY, 5.076%, (-1.000*US0001M + 6.700)%, 07/25/2035	327,009	0.0
3,831,684 (4)	Fannie Mae REMICS 2006-120 QD, 3.076%, (-1.000*US0001M + 4.700)%, 10/25/2036	197,510	0.0
1,688,697 (4)	Fannie Mae REMICS 2006-59 XS, 5.576%, (-1.000*US0001M + 7.200)%, 07/25/2036	242,103	0.0
1,826,380 (4)	Fannie Mae REMICS 2007-53 SX, 4.476%, (-1.000*US0001M + 6.100)%, 06/25/2037	272,176	0.0
2,794,761 (4)	Fannie Mae REMICS 2010-112 PI, 6.000%, 10/25/2040	625,888	0.0
10,644,524 (4)	Fannie Mae REMICS 2010-139 SA, 4.406%, (-1.000*US0001M + 6.030)%, 12/25/2040	1,304,979	0.1
585,212	Fannie Mae REMICS 2011-10 ZC, 5.000%, 02/25/2041	614,366	0.0
55,924	Fannie Mae REMICS 2011-127 UY, 3.500%, 12/25/2041	53,488	0.0
1,638,915 (4)	Fannie Mae REMICS 2011-149 ES, 4.376%, (-1.000*US0001M + 6.000)%, 07/25/2041	102,827	0.0
1,317,329	Fannie Mae REMICS 2011-84 Z, 5.250%, 09/25/2041	1,390,070	0.1
8,664,241 (4)	Fannie Mae REMICS 2012-19 S, 4.326%, (-1.000*US0001M + 5.950)%, 03/25/2042	1,126,028	0.1
17,652,422 (4)	Fannie Mae REMICS 2016-2 IO, 5.500%, 02/25/2046	3,052,471	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
6,656,551 (4)	Fannie Mae REMICS 2016-62 SC, 4.376%, (-1.000*US0001M + 6.000)%, 09/25/2046	$1,052,742	0.0
26,775,621 (4)	Fannie Mae REMICS 2016-88 CS, 4.426%, (-1.000*US0001M + 6.050)%, 12/25/2046	3,145,778	0.1
7,447,407 (4)	Fannie Mae REMICS 2016-93 SL, 5.026%, (-1.000*US0001M + 6.650)%, 12/25/2046	865,234	0.0
1,144,714	Fannie Mae REMICS 2016-97 PA, 3.000%, 12/25/2044	1,118,206	0.1
8,474,586 (4)	Fannie Mae REMICS 2017-23 IO, 6.000%, 04/25/2047	1,855,974	0.1
1,252,340	Fannie Mae REMICS 2017-54 D, 3.000%, 07/25/2047	1,194,346	0.1
4,192,275	Fannie Mae REMICS 2018-11 BX, 4.000%, 12/25/2047	4,241,374	0.2
233,351	Fannie Mae REMICS 2018-27 EA, 3.000%, 05/25/2048	222,349	0.0
3,964,302 (4)	Fannie Mae REMICS 2018-43 SE, 4.626%, (-1.000*US0001M + 6.250)%, 09/25/2038	467,560	0.0
587,421	Fannie Mae REMICS 2018-64 ET, 3.000%, 09/25/2048	560,479	0.0
19,294,394 (4)	Fannie Mae REMICS 2019-17 SB, 4.476%, (-1.000*US0001M + 6.100)%, 09/25/2038	2,049,387	0.1
7,211,155 (4)	Fannie Mae REMICS 2019-18 SA, 4.426%, (-1.000*US0001M + 6.050)%, 05/25/2049	965,907	0.0
5,947,386 (4)	Fannie Mae REMICS 2019-25 PS, 4.426%, (-1.000*US0001M + 6.050)%, 06/25/2049	839,098	0.0
16,691,877 (4)	Fannie Mae REMICS 2019-33 PS, 4.426%, (-1.000*US0001M + 6.050)%, 07/25/2049	2,351,418	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
11,224,236 (4)	Fannie Mae REMICS 2020-94 SC, 4.326%, (-1.000*US0001M + 5.950)%, 07/25/2050	$1,474,682	0.1
19,982,549 (4)	Fannie Mae REMICS 2021-8 TI, 4.000%, 03/25/2051	3,875,206	0.2
7,073,221	Fannie Mae REMICS 2022-5 CZ, 2.500%, 02/25/2052	5,203,395	0.2
131,878 (3)	First Horizon Alternative Mortgage Securities Trust 2005-AA1 1A1, 2.801%, 03/25/2035	89,232	0.0
73,678 (3)	First Horizon Asset Securities, Inc. 2005-AR6 4A1, 2.683%, 02/25/2036	66,058	0.0
19,542 (3)	First Horizon Mortgage Pass-Through Trust 2005-AR3 2A1, 3.214%, 08/25/2035	13,303	0.0
1,350,077 (2)(3)	Flagstar Mortgage Trust 2018-1 B1, 3.961%, 03/25/2048	1,252,803	0.1
1,890,108 (2)(3)	Flagstar Mortgage Trust 2018-1 B3, 3.961%, 03/25/2048	1,734,054	0.1
1,640,193 (2)(3)	Flagstar Mortgage Trust 2018-2 B2, 4.006%, 04/25/2048	1,517,536	0.1
3,127,187 (4)	Freddie Mac 2815 GS, 4.676%, (-1.000*US0001M + 6.000)%, 03/15/2034	359,982	0.0
116,449	Freddie Mac REMIC Trust 2110 PG, 6.000%, 01/15/2029	122,651	0.0
118,236	Freddie Mac REMIC Trust 2114 ZM, 6.000%, 01/15/2029	124,010	0.0
57,447	Freddie Mac REMIC Trust 2411 FJ, 1.674%, (US0001M + 0.350)%, 12/15/2029	57,248	0.0
73,219	Freddie Mac REMIC Trust 2460 ZM, 6.000%, 06/15/2032	77,223	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
16,638	Freddie Mac REMIC Trust 2528 KM, 5.500%, 11/15/2022	$16,676	0.0
175,736	Freddie Mac REMIC Trust 2541 NE, 5.500%, 12/15/2032	186,715	0.0
69,739	Freddie Mac REMIC Trust 2576 KZ, 5.500%, 02/15/2033	74,315	0.0
158,569 (4)	Freddie Mac REMIC Trust 2594 IY, 6.000%, 04/15/2033	31,572	0.0
204,389	Freddie Mac REMIC Trust 2861 Z, 5.500%, 09/15/2034	215,876	0.0
652,524	Freddie Mac REMIC Trust 2867 MZ, 5.000%, 10/15/2034	680,735	0.0
447,658	Freddie Mac REMIC Trust 2930 ZL, 5.000%, 02/15/2035	467,041	0.0
551,252	Freddie Mac REMIC Trust 2931 ZY, 5.000%, 02/15/2035	577,283	0.0
3,593,592 (4)	Freddie Mac REMIC Trust 3045 DI, 5.406%, (-1.000*US0001M + 6.730)%, 10/15/2035	454,040	0.0
426,273 (4)	Freddie Mac REMIC Trust 3064 SP, 5.276%, (-1.000*US0001M + 6.600)%, 03/15/2035	5,392	0.0
241,810	Freddie Mac REMIC Trust 3065 DC, 15.888%, (-3.000*US0001M + 19.860)%, 03/15/2035	272,052	0.0
363,103 (4)	Freddie Mac REMIC Trust 3102 IS, 19.712%, (-3.667*US0001M + 24.567)%, 01/15/2036	128,202	0.0
1,830,022	Freddie Mac REMIC Trust 3117 ZA, 5.500%, 02/15/2036	1,924,047	0.1
1,107,051 (4)	Freddie Mac REMIC Trust 3170 SA, 5.276%, (-1.000*US0001M + 6.600)%, 09/15/2033	138,632	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
541,098 (4)	Freddie Mac REMIC Trust 3171 PS, 5.161%, (-1.000*US0001M + 6.485)%, 06/15/2036	$55,118	0.0
839,434	Freddie Mac REMIC Trust 3351 ZC, 5.500%, 07/15/2037	879,041	0.0
218,038 (3)(4)	Freddie Mac REMIC Trust 3524 LA, 4.958%, 03/15/2033	215,533	0.0
44,452	Freddie Mac REMIC Trust 3556 NT, 4.424%, (US0001M + 3.100)%, 03/15/2038	45,039	0.0
3,949,485 (4)	Freddie Mac REMIC Trust 3589 SB, 4.876%, (-1.000*US0001M + 6.200)%, 10/15/2039	493,643	0.0
521,461 (4)	Freddie Mac REMIC Trust 3632 IP, 5.000%, 02/15/2040	68,702	0.0
4,066,511	Freddie Mac REMIC Trust 3639 ZN, 5.500%, 12/15/2034	4,334,993	0.2
1,373,448	Freddie Mac REMIC Trust 3662 ZB, 5.500%, 08/15/2036	1,467,611	0.1
693,013	Freddie Mac REMIC Trust 3724 CM, 5.500%, 06/15/2037	726,595	0.0
731,101	Freddie Mac REMIC Trust 3829 VZ, 4.000%, 03/15/2041	725,236	0.0
2,911,551 (4)	Freddie Mac REMIC Trust 3856 KS, 5.226%, (-1.000*US0001M + 6.550)%, 05/15/2041	373,465	0.0
1,059,609	Freddie Mac REMIC Trust 3898 KD, 4.500%, 07/15/2041	1,095,199	0.0
529,754 (4)	Freddie Mac REMIC Trust 3925 SD, 4.726%, (-1.000*US0001M + 6.050)%, 07/15/2040	24,620	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,956,297 (4)	Freddie Mac REMIC Trust 3925 SL, 4.726%, (-1.000*US0001M + 6.050)%, 01/15/2041	$79,159	0.0
7,603,798 (4)	Freddie Mac REMIC Trust 3951 SN, 5.226%, (-1.000*US0001M + 6.550)%, 11/15/2041	1,134,338	0.1
456,995	Freddie Mac REMIC Trust 4000 PA, 4.500%, 01/15/2042	469,624	0.0
1,097,191	Freddie Mac REMIC Trust 4020 BY, 6.500%, 03/15/2042	1,228,853	0.1
101,322 (4)	Freddie Mac REMIC Trust 4027 QI, 4.500%, 12/15/2040	835	0.0
1,200,890 (4)	Freddie Mac REMIC Trust 4094 YS, 5.376%, (-1.000*US0001M + 6.700)%, 04/15/2040	31,769	0.0
4,038,292 (4)	Freddie Mac REMIC Trust 4102 MS, 5.276%, (-1.000*US0001M + 6.600)%, 09/15/2042	718,475	0.0
501,522 (4)	Freddie Mac REMIC Trust 4194 GI, 4.000%, 04/15/2043	74,882	0.0
3,656,550	Freddie Mac REMIC Trust 4203 BN, 3.000%, 04/15/2033	3,566,225	0.1
23,092,391	Freddie Mac REMIC Trust 4246 ZX, 4.500%, 04/15/2041	23,860,528	0.9
5,080,821 (4)	Freddie Mac REMIC Trust 4313 SD, 4.826%, (-1.000*US0001M + 6.150)%, 03/15/2044	597,174	0.0
7,787,034 (4)	Freddie Mac REMIC Trust 4313 SE, 4.826%, (-1.000*US0001M + 6.150)%, 03/15/2044	968,913	0.0
360,111 (4)	Freddie Mac REMIC Trust 4323 IP, 4.500%, 08/15/2042	11,886	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
800,957 (4)	Freddie Mac REMIC Trust 4332 PI, 5.000%, 12/15/2043	$139,189	0.0
8,129,033	Freddie Mac REMIC Trust 4335 ZX, 4.250%, 05/15/2044	8,220,919	0.3
2,370,700 (4)	Freddie Mac REMIC Trust 4346 ST, 4.876%, (-1.000*US0001M + 6.200)%, 07/15/2039	137,975	0.0
12,560,996	Freddie Mac REMIC Trust 435 XZ, 4.250%, 05/15/2044	12,579,182	0.5
2,273,941 (4)	Freddie Mac REMIC Trust 4386 LS, 4.776%, (-1.000*US0001M + 6.100)%, 09/15/2044	285,512	0.0
5,518,306 (4)	Freddie Mac REMICS 3284 CI, 4.796%, (-1.000*US0001M + 6.120)%, 03/15/2037	711,885	0.0
2,332,083 (4)	Freddie Mac REMICS 3311 IC, 5.086%, (-1.000*US0001M + 6.410)%, 05/15/2037	325,059	0.0
5,238,437 (4)	Freddie Mac REMICS 3510 IC, 4.756%, (-1.000*US0001M + 6.080)%, 08/15/2037	682,477	0.0
2,413,722 (4)	Freddie Mac REMICS 3575 ST, 5.276%, (-1.000*US0001M + 6.600)%, 04/15/2039	344,250	0.0
7,879,141 (4)	Freddie Mac REMICS 3702 SB, 3.176%, (-1.000*US0001M + 4.500)%, 08/15/2040	514,292	0.0
9,377,077 (4)	Freddie Mac REMICS 4139 CS, 4.826%, (-1.000*US0001M + 6.150)%, 12/15/2042	1,404,932	0.1
2,535,872 (4)	Freddie Mac REMICS 4465 MI, 5.000%, 03/15/2041	601,035	0.0
7,605,871 (4)	Freddie Mac REMICS 4675 KS, 4.676%, (-1.000*US0001M + 6.000)%, 04/15/2047	1,198,743	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,712,235	Freddie Mac REMICS 4753 VZ, 3.000%, 12/15/2047	$1,502,052	0.1
1,598,086	Freddie Mac REMICS 4755 Z, 3.000%, 02/15/2048	1,481,992	0.1
15,553,577	Freddie Mac REMICS 4771 HZ, 3.500%, 03/15/2048	14,846,250	0.6
881,881	Freddie Mac REMICS 4787 PY, 4.000%, 05/15/2048	871,324	0.0
18,824,787 (4)	Freddie Mac REMICS 4901 BS, 4.476%, (-1.000*US0001M + 6.100)%, 07/25/2049	2,208,155	0.1
37,195,765 (4)	Freddie Mac REMICS 5072 IU, 2.500%, 02/25/2051	6,013,875	0.2
32,173,543 (4)	Freddie Mac REMICS 5077 LI, 3.000%, 02/25/2051	5,074,887	0.2
19,926,467 (4)	Freddie Mac REMICS 5118 LI, 3.000%, 06/25/2041	2,586,623	0.1
9,267,086	Freddie Mac Series 4348 ZX, 4.250%, 06/15/2044	9,270,763	0.4
2,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-DNA6 B1, 4.326%, (SOFR30A + 3.400)%, 10/25/2041	1,719,960	0.1
2,550,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA3 M2, 3.026%, (SOFR30A + 2.100)%, 09/25/2041	2,236,872	0.1
5,000,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 B1, 4.676%, (SOFR30A + 3.750)%, 12/25/2041	4,155,939	0.2
1,700,000 (2)	Freddie Mac STACR REMIC Trust 2021-HQA4 M2, 3.276%, (SOFR30A + 2.350)%, 12/25/2041	1,472,802	0.1
4,000,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 B1, 4.326%, (SOFR30A + 3.400)%, 01/25/2042	3,389,401	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
2,500,000 (2)	Freddie Mac STACR REMIC Trust 2022-DNA1 M2, 3.426%, (SOFR30A + 2.500)%, 01/25/2042	$2,147,170	0.1
356,906 (3)(4)	Freddie Mac Strips 347 118, 4.500%, 02/15/2044	71,642	0.0
9,281,507 (3)(4)	Freddie Mac Strips 347 C29, 3.000%, 01/15/2044	1,349,246	0.1
8,135,634 (3)(4)	Freddie Mac Strips 347 C30, 3.500%, 02/15/2044	1,361,299	0.1
3,080,737 (3)(4)	Freddie Mac Strips 347 C31, 4.000%, 02/15/2044	577,063	0.0
8,711,609 (4)	Freddie Mac Strips 351 C1, 2.500%, 02/15/2031	537,043	0.0
5,983,814 (4)	Freddie Mac Strips 351 C11, 3.500%, 02/15/2031	536,567	0.0
7,877,071 (4)	Freddie Mac Strips 351 C12, 4.000%, 02/15/2031	792,504	0.0
5,517,824 (4)	Freddie Mac Strips 351 C13, 3.000%, 02/15/2031	429,281	0.0
9,095,108 (4)	Freddie Mac Strips 351 C2, 3.000%, 02/15/2031	679,086	0.0
7,592,751 (4)	Freddie Mac Strips 351 C7, 3.000%, 02/15/2031	563,696	0.0
8,014,282 (4)	Freddie Mac Strips 351 C8, 3.500%, 02/15/2031	728,560	0.0
4,745,656 (4)	Freddie Mac Strips Series 311 S1, 4.626%, (-1.000*US0001M + 5.950)%, 08/15/2043	695,427	0.0
209,212	Freddie Mac Structured Agency Credit Risk Debt Notes 2014-DN3 M3, 5.624%, (US0001M + 4.000)%, 08/25/2024	210,906	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
44,521	Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA2 M3, 5.524%, (US0001M + 3.900)%, 12/25/2027	$44,463	0.0
974,879	Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 3.924%, (US0001M + 2.300)%, 09/25/2030	968,018	0.0
2,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA2 M2, 3.226%, (SOFR30A + 2.300)%, 08/25/2033	1,894,447	0.1
1,000,000 (2)	Freddie Mac Structured Agency Credit Risk Debt Notes 2021-DNA7 B1, 4.576%, (SOFR30A + 3.650)%, 11/25/2041	860,024	0.0
273,130	Freddie Mac Structured Pass Through Certificates T-54 2A, 6.500%, 02/25/2043	298,400	0.0
1,711,014	Freddie Mac Structured Pass Through Certificates T-62 1A1, 1.676%, (12MTA + 1.200)%, 10/25/2044	1,759,267	0.1
9,556	Freddie Mac-Ginnie Mae Series 27 FC, 2.125%, (PRIME + (1.375))%, 03/25/2024	9,444	0.0
6,512,159 (4)	Ginnie Mae 2007-35 KY, 4.941%, (-1.000*US0001M + 6.450)%, 06/16/2037	894,600	0.0
527,580	Ginnie Mae 2013-26 GU, 1.500%, 04/20/2042	502,265	0.0
446,174	Ginnie Mae 2013-26 JC, 2.000%, 01/20/2043	417,941	0.0
192,632	Ginnie Mae 2013-69 KA, 1.250%, 08/20/2042	177,125	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
142,203	Ginnie Mae 2013-8 BE, 1.750%, 11/20/2042	$131,738	0.0
30,756,522 (4)	Ginnie Mae 2019-143 SC, 4.455%, (-1.000*US0001M + 6.050)%, 04/20/2046	4,008,513	0.2
29,328,179 (4)	Ginnie Mae 2021-228 IG, 3.000%, 12/20/2051	5,137,766	0.2
12,834,519 (4)	Ginnie Mae 2021-87 ID, 2.500%, 05/20/2051	1,780,745	0.1
481,054 (4)	Ginnie Mae Series 2005-7 AH, 5.261%, (-1.000*US0001M + 6.770)%, 02/16/2035	53,862	0.0
229,678	Ginnie Mae Series 2007-8 SP, 16.876%, (-3.242*US0001M + 22.048)%, 03/20/2037	302,718	0.0
1,352,719 (4)	Ginnie Mae Series 2008-35 SN, 4.805%, (-1.000*US0001M + 6.400)%, 04/20/2038	150,674	0.0
711,040 (4)	Ginnie Mae Series 2008-40 PS, 4.991%, (-1.000*US0001M + 6.500)%, 05/16/2038	82,618	0.0
5,670,226 (4)	Ginnie Mae Series 2009-106 SU, 4.605%, (-1.000*US0001M + 6.200)%, 05/20/2037	716,232	0.0
1,914,884 (4)	Ginnie Mae Series 2009-25 KS, 4.605%, (-1.000*US0001M + 6.200)%, 04/20/2039	254,334	0.0
892,829	Ginnie Mae Series 2009-29 PB, 4.750%, 05/20/2039	920,866	0.0
982,580	Ginnie Mae Series 2009-31 ZL, 4.500%, 05/20/2039	1,018,206	0.0
9,536,588	Ginnie Mae Series 2009-33 ZB, 6.000%, 05/20/2039	9,709,524	0.4

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,133,549 (4)	Ginnie Mae Series 2010-106 IP, 5.000%, 03/20/2040	$97,928	0.0
1,215,862 (4)	Ginnie Mae Series 2010-116 NS, 5.141%, (-1.000*US0001M + 6.650)%, 09/16/2040	133,128	0.0
3,681,915 (4)	Ginnie Mae Series 2010-116 SK, 5.025%, (-1.000*US0001M + 6.620)%, 08/20/2040	449,287	0.0
4,200,339 (4)	Ginnie Mae Series 2010-149 HS, 4.591%, (-1.000*US0001M + 6.100)%, 05/16/2040	196,840	0.0
1,543,665 (4)	Ginnie Mae Series 2010-4 SP, 4.991%, (-1.000*US0001M + 6.500)%, 01/16/2039	90,375	0.0
1,722,773	Ginnie Mae Series 2010-59 ZA, 4.500%, 05/20/2040	1,766,499	0.1
642,394 (4)	Ginnie Mae Series 2010-6 IA, 5.000%, 11/20/2039	44,526	0.0
1,190,646 (4)	Ginnie Mae Series 2010-68 MS, 4.255%, (-1.000*US0001M + 5.850)%, 06/20/2040	137,084	0.0
2,961,488 (4)	Ginnie Mae Series 2010-9 JI, 5.000%, 01/20/2040	644,260	0.0
1,058,571 (4)	Ginnie Mae Series 2011-116 BI, 4.000%, 08/16/2026	42,943	0.0
85,090 (4)	Ginnie Mae Series 2011-140 CI, 5.000%, 10/20/2040	1,368	0.0
23,022	Ginnie Mae Series 2011-169 BC, 7.000%, 05/16/2032	24,280	0.0
2,900,841 (4)	Ginnie Mae Series 2011-80 KS, 5.075%, (-1.000*US0001M + 6.670)%, 06/20/2041	444,280	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
73,308 (4)	Ginnie Mae Series 2012-40 NI, 4.500%, 05/20/2040	$4,871	0.0
6,181,889 (4)	Ginnie Mae Series 2013-167 PI, 5.500%, 11/20/2043	1,073,153	0.0
5,489,364 (4)	Ginnie Mae Series 2013-184 JI, 5.500%, 12/16/2043	1,237,059	0.1
5,045,637	Ginnie Mae Series 2014-3 EP, 2.750%, 02/16/2043	4,903,456	0.2
4,916,488 (4)	Ginnie Mae Series 2014-3 SU, 4.455%, (-1.000*US0001M + 6.050)%, 07/20/2039	595,304	0.0
6,160,976 (4)	Ginnie Mae Series 2014-55 MS, 4.691%, (-1.000*US0001M + 6.200)%, 04/16/2044	826,980	0.0
4,745,543 (4)	Ginnie Mae Series 2014-56 SP, 4.691%, (-1.000*US0001M + 6.200)%, 12/16/2039	476,752	0.0
5,750,299 (4)	Ginnie Mae Series 2014-58 CS, 4.091%, (-1.000*US0001M + 5.600)%, 04/16/2044	543,009	0.0
7,560,915 (4)	Ginnie Mae Series 2014-79 BI, 6.000%, 05/16/2044	1,541,724	0.1
2,713,525 (4)	Ginnie Mae Series 2014-99 S, 4.005%, (-1.000*US0001M + 5.600)%, 06/20/2044	317,573	0.0
1,368,641	Ginnie Mae Series 2018-112 AL, 3.500%, 08/20/2048	1,361,083	0.1
1,549,132	Ginnie Mae Series 2018-126 A, 3.500%, 09/20/2048	1,540,562	0.1
26,119,860 (4)	Ginnie Mae Series 2019-145 LS, 1.235%, (-1.000*US0001M + 2.830)%, 11/20/2049	418,939	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
246,959 (2)(3)	GS Mortgage- Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	$243,357	0.0
1,348	GSR Mortgage Loan Trust 2003-2F 3A1, 6.000%, 03/25/2032	1,312	0.0
34,915	HarborView Mortgage Loan Trust 2005-2 2A1A, 2.052%, (US0001M + 0.440)%, 05/19/2035	32,171	0.0
125,135	HomeBanc Mortgage Trust 2004-1 2A, 2.484%, (US0001M + 0.860)%, 08/25/2029	120,733	0.0
1,761,288	IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.044%, (US0001M + 0.420)%, 02/25/2046	1,351,335	0.1
4,885 (3)	JP Morgan Mortgage Trust 2005-A1 6T1, 2.496%, 02/25/2035	4,673	0.0
49,540 (3)	JP Morgan Mortgage Trust 2007-A1 5A5, 2.417%, 07/25/2035	48,688	0.0
1,534,069 (2)(3)	JP Morgan Mortgage Trust 2017-4 B2, 3.883%, 11/25/2048	1,435,564	0.1
994,137 (2)(3)	JP Morgan Mortgage Trust 2017-6 B3, 3.777%, 12/25/2048	919,118	0.0
1,530,058 (2)(3)	JP Morgan Mortgage Trust 2018-1 B1, 3.633%, 06/25/2048	1,422,677	0.1
1,530,058 (2)(3)	JP Morgan Mortgage Trust 2018-1 B2, 3.633%, 06/25/2048	1,417,209	0.1
1,892,129 (2)(3)	JP Morgan Mortgage Trust 2018-1 B3, 3.633%, 06/25/2048	1,627,638	0.1
1,358,095 (2)(3)	JP Morgan Mortgage Trust 2018-3 B1, 3.712%, 09/25/2048	1,258,635	0.1
1,224,274 (2)(3)	JP Morgan Mortgage Trust 2018-4 B1, 3.716%, 10/25/2048	1,138,035	0.1
1,898,467 (2)(3)	JP Morgan Mortgage Trust 2019-8 B3A, 3.425%, 03/25/2050	1,731,936	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
32,920 (2)(3)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	$32,704	0.0
1,386,537 (2)(3)	JP Morgan Mortgage Trust 2020-8 B2, 3.513%, 03/25/2051	1,200,944	0.1
1,840,418 (2)(3)	JP Morgan Mortgage Trust 2020-8 B3, 3.513%, 03/25/2051	1,519,270	0.1
1,199,013,213 (2)(4)	L Street Securities 2017-PM1 XIO, 0.010%, 10/25/2048	1,626,521	0.1
6,537,323 (4)	Lehman Mortgage Trust 2006-9 2A5, 4.996%, (-1.000*US0001M + 6.620)%, 01/25/2037	862,535	0.0
700,000 (2)	Mello Warehouse Securitization Trust 2021-1 C, 1.768%, (US0001M + 1.100)%, 02/25/2055	687,434	0.0
40,011 (3)	Merrill Lynch Mortgage Investors Trust MLMI Series 2003-A3 1A, 2.120%, 05/25/2033	39,232	0.0
14,985	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-3 5A, 2.124%, (US0001M + 0.250)%, 11/25/2035	14,220	0.0
2,000,000	Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.424%, (US0001M + 1.800)%, 09/25/2035	2,067,778	0.1
1,330,860	Morgan Stanley Mortgage Loan Trust 2007-13 6A1, 6.000%, 10/25/2037	874,819	0.0
6,500,000 (2)	Mortgage Insurance-Linked Notes 2021-3 M1B, 3.826%, (SOFR30A + 2.900)%, 02/25/2034	6,205,913	0.2
1,387,888 (2)(3)	New Residential Mortgage Loan Trust 2017-3A B2, 4.750%, 04/25/2057	1,346,553	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,690 (2)(3)	Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2001-R1A A, 7.000%, 02/19/2030	$13,301	0.0
2,900,000 (2)	Oaktown Re VII Ltd. 2021-2 M1C, 4.276%, (SOFR30A + 3.350)%, 04/25/2034	2,688,747	0.1
397,461	Prime Mortgage Trust 2007-1 A4, 5.500%, 03/25/2037	347,510	0.0
35,992 (2)	RBSSP Resecuritization Trust 2011-3 2A1, 1.506%, (US0001M + 0.250)%, 02/26/2037	35,992	0.0
1,263	RFMSI Series Trust 2003-S9 A1, 6.500%, 03/25/2032	1,222	0.0
1,714,694	Seasoned Credit Risk Transfer Trust 2017-4 M45T, 4.500%, 06/25/2057	1,746,005	0.1
711,751	Seasoned Credit Risk Transfer Trust Series 2018-2 HT, 3.000%, 11/25/2057	676,203	0.0
931,375	Seasoned Credit Risk Transfer Trust Series 2018-3 HT, 3.000%, 08/25/2057	882,978	0.0
726,440	Seasoned Credit Risk Transfer Trust Series 2018-4 HT, 3.000%, 03/25/2058	688,534	0.0
759,587	Seasoned Credit Risk Transfer Trust Series 2019-1 HT, 3.000%, 07/25/2058	721,343	0.0
471,092	Seasoned Credit Risk Transfer Trust Series 2019-2 HT, 3.000%, 08/25/2058	447,734	0.0
195,412	Seasoned Credit Risk Transfer Trust Series 2019-3 HT, 3.000%, 10/25/2058	185,704	0.0
39,903	Sequoia Mortgage Trust 2003-4 2A1, 2.295%, (US0001M + 0.350)%, 07/20/2033	37,828	0.0
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
13,313 (3)	Sequoia Mortgage Trust 2005-4 2A1, 2.602%, 04/20/2035	$13,367	0.0
671,467 (2)(3)	Sequoia Mortgage Trust 2015-2 B3, 3.772%, 05/25/2045	606,918	0.0
774,636 (2)(3)	Sequoia Mortgage Trust 2015-3 B3, 3.723%, 07/25/2045	656,917	0.0
154,914 (2)(3)	Sequoia Mortgage Trust 2018-CH1 A19, 4.000%, 03/25/2048	151,057	0.0
2,001,533 (2)(3)	Sequoia Mortgage Trust 2020-3 B3, 3.330%, 04/25/2050	1,693,314	0.1
698,000 (2)(3)	Starwood Mortgage Residential Trust 2020-1, 2.878%, 02/25/2050	643,259	0.0
31,162 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-17 3A1, 2.961%, 08/25/2035	28,809	0.0
623,503 (3)	Structured Adjustable Rate Mortgage Loan Trust 2005-7 4A, 2.880%, 04/25/2035	595,255	0.0
110,844	Structured Asset Mortgage Investments II Trust 2005-AR5 A2, 2.095%, (US0001M + 0.250)%, 07/19/2035	104,764	0.0
58,535	Structured Asset Mortgage Investments II Trust 2005-AR5 A3, 2.095%, (US0001M + 0.250)%, 07/19/2035	54,617	0.0
148,989 (3)	Thornburg Mortgage Securities Trust 2006-5 A1, 2.489%, 10/25/2046	145,076	0.0
4,164	WaMu Mortgage Pass Through Certificates Series 2002-AR2 A, 1.473%, (COF 11 + 1.250)%, 02/27/2034	4,070	0.0
14,366	WaMu Mortgage Pass Through Certificates Series 2002-AR9 1A, 1.876%, (12MTA + 1.400)%, 08/25/2042	13,649	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
19,720	WaMu Mortgage Pass Through Certificates Series 2005-AR1 A1A, 2.264%, (US0001M + 0.640)%, 01/25/2045	$18,741	0.0
424,381 (3)	WaMu Mortgage Pass Through Certificates Series 2006-AR12 2A3, 2.521%, 10/25/2036	399,369	0.0
235,299	WaMu Mortgage Pass Through Certificates Series 2006-AR7 3A, 1.723%, (COF 11 + 1.500)%, 07/25/2046	211,658	0.0
35,604,659 (3)(4)	WaMu Mortgage Pass-Through Certificates Series 2005-AR11 X, 1.017%, 08/25/2045	160,280	0.0
961,089	WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.604%, (US0001M + 0.490)%, 10/25/2045	915,658	0.0
453,730 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR12 1A1, 3.011%, 10/25/2036	435,591	0.0
792,744 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A1, 2.387%, 12/25/2036	713,191	0.0
1,508,652 (3)	WaMu Mortgage Pass-Through Certificates Series 2006-AR8 1A4, 2.853%, 08/25/2046	1,412,211	0.1
1,412,621 (3)	WaMu Mortgage Pass-Through Certificates Series 2007-HY7 2A2, 3.107%, 07/25/2037	1,351,129	0.1
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,636,617	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-11 A1, 5.750%, 01/25/2036	$1,405,922	0.1
148,571	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	142,110	0.0
1,264,759	Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2006-AR10 Trust, 1.824%, (US0001M + 0.200)%, 12/25/2036	739,391	0.0
864,745	Wells Fargo Alternative Loan 2007-PA2 2A1, 2.054%, (US0001M + 0.430)%, 06/25/2037	698,203	0.0
55,254 (3)	Wells Fargo Mortgage Backed Securities 2005-AR7 1A1, 3.067%, 05/25/2035	55,021	0.0
174,150 (3)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 2.870%, 04/25/2036	166,337	0.0
589,518 (2)(3)	WinWater Mortgage Loan Trust 2015-5 B4, 3.754%, 08/20/2045	542,651	0.0
	Total Collateralized Mortgage Obligations (Cost $436,925,233)	393,000,384	14.8

MUNICIPAL BONDS: 0.1%
	California: 0.1%
500,000	California State University, 6.434%, 11/01/2030	566,337	0.1
200,000	Los Angeles County Public Works Financing Authority, 7.488%, 08/01/2033	238,290	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
MUNICIPAL BONDS: (continued)
	California (continued)
300,000	Los Angeles County Public Works Financing Authority, 7.618%, 08/01/2040	$392,669	0.0
200,000	Regents of the University of California Medical Center Pooled Revenue, 6.398%, 05/15/2031	224,358	0.0
300,000	Regents of the University of California Medical Center Pooled Revenue, 6.548%, 05/15/2048	373,377	0.0
	Total Municipal Bonds (Cost $1,500,000)	1,795,031	0.1

U.S. GOVERNMENT AGENCY OBLIGATIONS: 22.6%
	Federal Home Loan Mortgage Corporation: 2.8%(5)
40,364	1.618%, (US0012M + 1.345)%,09/01/2035	41,025	0.0
4,402	2.339%, (H15T1Y + 2.250)%,11/01/2031	4,355	0.0
325	2.363%, (H15T1Y + 2.210)%,06/01/2024	323	0.0
10,674	2.375%, (H15T1Y + 2.250)%,11/01/2035	10,984	0.0
726,158	2.500%,05/01/2030	713,147	0.0
406,726	2.500%,05/01/2030	398,942	0.0
806,794	2.500%,06/01/2030	792,332	0.0
4,793,699	2.500%,02/01/2052	4,331,144	0.2
4,305,666	2.500%,02/01/2052	3,890,192	0.2
83,510	2.530%, (H15T1Y + 2.462)%,01/01/2029	83,323	0.0
1,828	2.602%, (H15T1Y + 2.250)%,03/01/2036	1,884	0.0
2,015,006	3.000%,03/01/2045	1,918,811	0.1
2,748,794	3.000%,03/01/2045	2,626,108	0.1
2,352,519	3.000%,04/01/2045	2,242,156	0.1
2,133,659	3.000%,04/01/2045	2,031,795	0.1
5,295,042	3.000%,10/01/2046	5,041,220	0.2
4,087,486	3.000%,10/01/2046	3,873,795	0.2
5,740,400	3.000%,03/01/2048	5,442,059	0.2
276,748	3.036%, (US0012M + 1.721)%,06/01/2035	285,369	0.0
2,428	3.250%, (H15T1Y + 2.250)%,04/01/2032	2,434	0.0
803,468	3.500%,08/01/2042	790,566	0.0
2,055,576	3.500%,03/01/2045	2,012,364	0.1
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
358,128	3.500%,04/01/2045	$350,598	0.0
125,896	3.500%,05/01/2045	123,300	0.0
831,895	3.500%,05/01/2045	814,401	0.0
482,525	3.500%,06/01/2045	471,662	0.0
496,171	3.500%,07/01/2045	487,785	0.0
566,525	3.500%,07/01/2045	554,625	0.0
525,634	3.500%,08/01/2045	517,195	0.0
902,424	3.500%,08/01/2045	885,335	0.0
564,352	3.500%,08/01/2045	555,292	0.0
424,352	3.500%,08/01/2045	415,451	0.0
602,852	3.500%,08/01/2045	590,174	0.0
939,609	3.500%,09/01/2045	920,923	0.1
263,027	3.500%,09/01/2045	257,722	0.0
683,875	3.500%,09/01/2045	669,494	0.0
1,071,443	3.500%,11/01/2045	1,048,931	0.1
4,015,240	3.500%,12/01/2046	3,930,796	0.2
10,555,679	3.500%,03/01/2048	10,333,592	0.4
624,137	4.000%,10/01/2041	632,228	0.0
976,490	4.000%,12/01/2041	989,162	0.1
165,086	4.000%,07/01/2045	166,492	0.0
105,195	4.000%,09/01/2045	106,104	0.0
1,363,670	4.000%,09/01/2045	1,375,464	0.1
1,920,297	4.000%,09/01/2045	1,936,893	0.1
1,001,473	4.000%,09/01/2045	1,010,125	0.1
778,652	4.000%,05/01/2047	785,469	0.0
218,339	4.000%,11/01/2047	219,078	0.0
230,301	4.000%,03/01/2048	231,505	0.0
929,924	4.000%,06/01/2048	935,646	0.1
4,163	4.500%,06/01/2039	4,280	0.0
11,851	4.500%,09/01/2040	12,251	0.0
39,073	4.500%,03/01/2041	40,377	0.0
323,910	4.500%,08/01/2041	333,959	0.0
221,265	4.500%,08/01/2041	224,282	0.0
299,929	4.500%,09/01/2041	309,237	0.0
151,834	4.500%,09/01/2041	155,721	0.0
121,495	4.500%,09/01/2041	125,519	0.0
718,311	4.500%,09/01/2041	728,571	0.0
16,628	5.000%,05/01/2028	17,019	0.0
69,182	5.000%,05/01/2035	72,838	0.0
156,392	5.000%,01/01/2041	163,957	0.0
90,419	5.000%,04/01/2041	95,074	0.0
3,431	5.500%,03/01/2023	3,568	0.0
1,078	5.500%,05/01/2023	1,121	0.0
7,316	5.500%,03/01/2034	7,852	0.0
1,404	5.500%,05/01/2036	1,474	0.0
49,861	5.500%,06/01/2036	53,549	0.0
5,755	5.500%,12/01/2036	6,192	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
27,199	5.500%,03/01/2037	$29,263	0.0
7,096	5.500%,04/01/2037	7,584	0.0
42,076	5.500%,05/01/2037	45,266	0.0
73,996	5.500%,07/01/2037	79,635	0.0
15,704	5.500%,09/01/2037	16,360	0.0
8,258	5.500%,10/01/2037	8,885	0.0
26,712	5.500%,11/01/2037	28,739	0.0
21,408	5.500%,12/01/2037	22,959	0.0
77,959	5.500%,12/01/2037	83,869	0.0
5,430	5.500%,01/01/2038	5,842	0.0
5,625	5.500%,01/01/2038	6,033	0.0
73,169	5.500%,02/01/2038	78,742	0.0
54,494	5.500%,02/01/2038	58,629	0.0
50,167	5.500%,03/01/2038	53,959	0.0
64,767	5.500%,04/01/2038	69,666	0.0
5,672	5.500%,05/01/2038	6,104	0.0
47,962	5.500%,05/01/2038	50,693	0.0
139,869	5.500%,06/01/2038	150,500	0.0
39,829	5.500%,06/01/2038	42,852	0.0
131,705	5.500%,07/01/2038	141,666	0.0
6,892	5.500%,08/01/2038	7,415	0.0
26,948	5.500%,08/01/2038	28,979	0.0
30,642	5.500%,09/01/2038	32,950	0.0
26,002	5.500%,10/01/2038	27,970	0.0
29,540	5.500%,10/01/2038	31,776	0.0
108,519	5.500%,11/01/2038	116,756	0.0
2,901	5.500%,11/01/2038	3,122	0.0
10,506	5.500%,12/01/2038	11,283	0.0
6,529	5.500%,12/01/2038	7,024	0.0
23,808	5.500%,01/01/2039	25,603	0.0
48,657	5.500%,03/01/2039	52,350	0.0
19,028	5.500%,07/01/2039	20,271	0.0
12,885	5.500%,12/01/2039	13,860	0.0
84,449	5.500%,03/01/2040	90,838	0.0
56,106	5.500%,08/01/2040	60,332	0.0
36,651	5.500%,08/01/2040	38,177	0.0
27,799	5.500%,08/01/2040	29,855	0.0
254,250	6.000%,09/01/2027	267,684	0.0
4,583	6.000%,02/01/2029	4,825	0.0
6,018	6.000%,05/01/2035	6,519	0.0
244,468	6.000%,03/01/2037	268,347	0.0
1,875	6.000%,05/01/2037	2,061	0.0
26,546	6.000%,07/01/2037	29,135	0.0
32,297	6.000%,08/01/2037	35,464	0.0
6,127	6.000%,08/01/2037	6,561	0.0
174,738	6.000%,09/01/2037	191,794	0.0
510	6.000%,10/01/2037	559	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal Home Loan Mortgage Corporation (continued)
6,864	6.000%,11/01/2037	$7,537	0.0
5,487	6.000%,12/01/2037	5,998	0.0
1,905	6.000%,12/01/2037	2,010	0.0
161,758	6.000%,01/01/2038	176,125	0.0
1,046	6.000%,04/01/2038	1,148	0.0
6,785	6.000%,06/01/2038	7,251	0.0
354	6.000%,07/01/2038	373	0.0
22,034	6.000%,08/01/2038	23,524	0.0
47,176	6.000%,11/01/2038	51,456	0.0
12,093	6.000%,05/01/2039	13,030	0.0
7,162	6.000%,08/01/2039	7,623	0.0
1,679	6.000%,09/01/2039	1,768	0.0
559,157	6.500%,09/01/2034	598,746	0.0
		73,501,956	2.8
	Federal National Mortgage Association: 2.5%(5)
27,227	1.524%, (12MTA + 1.200)%,08/01/2042	27,693	0.0
44,839	1.524%, (12MTA + 1.200)%,08/01/2042	45,684	0.0
13,944	1.524%, (12MTA + 1.200)%,10/01/2044	14,218	0.0
24,053	1.524%, (12MTA + 1.200)%,10/01/2044	24,530	0.0
35,041	1.637%, (US0012M + 1.486)%,07/01/2035	34,875	0.0
31,040	1.704%, (US0006M + 1.373)%,09/01/2035	30,725	0.0
11,839	1.711%, (US0012M + 1.444)%,08/01/2035	11,791	0.0
135,387	1.908%, (US0012M + 1.661)%,10/01/2035	134,282	0.0
39,473	1.966%, (US0001M + 1.422)%,02/01/2033	39,831	0.0
331,689	1.982%, (H15T1Y + 1.711)%,08/01/2035	331,995	0.0
62,769	1.996%, (US0012M + 1.610)%,02/01/2034	63,411	0.0
4,132,848	2.000%,10/01/2050	3,613,690	0.1
1,056,966	2.000%,11/01/2051	925,452	0.0
2,909,397	2.000%,11/01/2051	2,541,502	0.1
37,016,000 (6)	2.000%,07/15/2052	32,134,515	1.2
136,559	2.060%, (US0012M + 1.810)%,09/01/2034	140,310	0.0
19,626	2.175%, (US0012M + 1.675)%,02/01/2035	19,520	0.0
61,378	2.300%, (H15T1Y + 2.175)%,10/01/2035	61,025	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Federal National Mortgage Association (continued)
52,870	2.357%, (US0012M + 1.480)%,04/01/2035	$52,609	0.0
4,857,875	2.500%,12/01/2051	4,403,397	0.2
4,969,359	2.500%,02/01/2052	4,479,036	0.2
1,553	2.506%, (H15T1Y + 2.215)%,09/01/2031	1,546	0.0
7,364	2.585%, (H15T1Y + 2.210)%,04/01/2032	7,282	0.0
3,970,512	3.000%,05/01/2052	3,713,490	0.1
9,876,327	3.000%,05/01/2052	9,229,264	0.4
2,136	3.182%, (COF 11 + 1.251)%,05/01/2036	2,140	0.0
18,552	3.965%, (COF 11 + 1.926)%,12/01/2036	18,905	0.0
4,975,797	4.000%,05/01/2052	4,941,767	0.2
		67,044,485	2.5
	Government National Mortgage Association: 3.1%
1,343,728	2.500%,05/20/2051	1,235,369	0.1
4,595,080	2.500%,08/20/2051	4,215,073	0.2
3,740,972	2.500%,09/20/2051	3,438,029	0.1
4,959,763	2.500%,04/20/2052	4,549,291	0.2
54,900,000 (6)	2.500%,07/15/2052	50,259,235	1.9
4,390,000 (6)	3.000%,07/15/2052	4,139,976	0.2
2,087,912	3.500%,07/20/2046	2,046,512	0.1
325,742	3.500%,07/20/2047	320,763	0.0
5,314,718	3.500%,12/20/2047	5,251,739	0.2
2,959,919	3.500%,01/20/2048	2,924,843	0.1
411,185	4.000%,11/20/2040	418,287	0.0
778,679	4.000%,03/20/2046	788,309	0.0
645,008	4.500%,08/20/2041	674,699	0.0
309,295	4.500%,01/20/2047	323,272	0.0
13,068	5.000%,11/15/2035	13,633	0.0
1,796	5.000%,11/15/2035	1,861	0.0
5,080	5.000%,11/15/2035	5,371	0.0
4,749	5.000%,11/15/2035	4,928	0.0
14,156	5.000%,06/15/2037	14,686	0.0
31,136	5.000%,03/15/2038	32,845	0.0
94,268	5.000%,03/15/2038	99,618	0.0
4,794	5.000%,06/15/2038	5,000	0.0
1,820	5.000%,09/15/2038	1,906	0.0
8,918	5.000%,11/15/2038	9,278	0.0
32,083	5.000%,11/15/2038	33,923	0.0
662,881	5.000%,12/15/2038	703,128	0.0
50,714	5.000%,12/15/2038	53,778	0.0
7,608	5.000%,12/15/2038	7,892	0.0
90,509	5.000%,01/15/2039	95,936	0.0
47,155	5.000%,01/15/2039	50,023	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Government National Mortgage Association (continued)
501,748	5.000%,01/15/2039	$529,364	0.0
42,486	5.000%,02/15/2039	44,898	0.0
69,587	5.000%,02/15/2039	73,681	0.0
20,306	5.000%,02/15/2039	21,468	0.0
1,686	5.000%,03/15/2039	1,789	0.0
51,424	5.000%,03/15/2039	54,369	0.0
52,907	5.000%,03/15/2039	55,933	0.0
95,247	5.000%,03/15/2039	100,657	0.0
55,344	5.000%,04/15/2039	58,323	0.0
74,430	5.000%,05/15/2039	78,141	0.0
398	5.000%,05/15/2039	413	0.0
32,870	5.000%,05/15/2039	34,672	0.0
46,609	5.000%,07/15/2039	49,426	0.0
36,662	5.000%,09/15/2039	38,595	0.0
8,566	5.000%,11/15/2039	9,033	0.0
1,305	5.000%,04/15/2040	1,379	0.0
8,388	5.000%,06/15/2040	8,874	0.0
17,936	5.000%,09/15/2040	18,979	0.0
11,237	5.000%,09/15/2040	11,648	0.0
38,009	5.000%,10/15/2040	40,306	0.0
46,792	5.000%,05/15/2042	48,528	0.0
232,966	5.000%,02/20/2043	247,793	0.0
		83,247,472	3.1
	Uniform Mortgage-Backed Securities: 14.2%
1,972,849	2.000%,02/01/2052	1,720,595	0.1
3,923,682	2.000%,02/01/2052	3,421,982	0.2
1,174,443	2.500%,05/01/2030	1,152,329	0.1
2,258,733	2.500%,06/01/2030	2,216,203	0.1
1,689,680	2.500%,06/01/2030	1,657,869	0.1
1,024,366	2.500%,07/01/2030	1,005,073	0.1
2,941,544	2.500%,02/01/2052	2,667,565	0.1
4,905,203	2.500%,02/01/2052	4,442,636	0.2
82,700,000 (6)	2.500%,07/15/2052	74,397,696	2.8
2,375,468	3.000%,08/01/2030	2,368,387	0.1
1,216,197	3.000%,09/01/2030	1,212,567	0.1
851,297	3.000%,08/01/2043	813,979	0.1
1,450,920	3.000%,09/01/2043	1,386,961	0.1
5,328,957	3.000%,04/01/2045	5,074,902	0.2
3,310,456	3.000%,08/01/2046	3,138,332	0.1
311,332	3.000%,09/01/2046	294,943	0.0
4,377,845	3.000%,01/01/2047	4,144,528	0.2
4,903,617	3.000%,02/01/2052	4,600,371	0.2
2,951,288	3.000%,02/01/2052	2,767,177	0.1
17,900,000 (6)	3.000%,07/15/2052	16,676,367	0.6
485,743	3.500%,12/01/2041	477,585	0.0
398,886	3.500%,08/01/2042	392,133	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
79,827	3.500%,08/01/2042	$78,318	0.0
547,836	3.500%,10/01/2042	538,522	0.0
341,977	3.500%,10/01/2042	336,163	0.0
236,629	3.500%,03/01/2043	232,618	0.0
1,985,187	3.500%,01/01/2046	1,941,733	0.1
3,409,005	3.500%,02/01/2046	3,334,406	0.1
14,585,304	3.500%,08/01/2046	14,266,088	0.6
2,279,672	3.500%,08/01/2046	2,229,793	0.1
2,293,655	3.500%,09/01/2047	2,239,008	0.1
6,771,136	3.500%,07/01/2048	6,623,339	0.3
2,665,360	3.500%,02/01/2052	2,578,825	0.1
2,575	4.000%,05/01/2029	2,619	0.0
19,908	4.000%,11/01/2030	20,255	0.0
11,001	4.000%,02/01/2031	11,194	0.0
5,663	4.000%,10/01/2031	5,762	0.0
4,127,235	4.000%,12/01/2039	4,176,572	0.2
1,985,098	4.000%,07/01/2042	2,009,014	0.1
524,767	4.000%,07/01/2042	531,069	0.0
212,680	4.000%,07/01/2042	215,089	0.0
314,312	4.000%,08/01/2042	312,906	0.0
162,617	4.000%,08/01/2042	163,398	0.0
1,320,862	4.000%,08/01/2043	1,332,443	0.1
2,268,961	4.000%,09/01/2043	2,288,930	0.1
80,259	4.000%,10/01/2043	80,874	0.0
149,020	4.000%,10/01/2043	150,160	0.0
4,291,881	4.000%,01/01/2045	4,335,598	0.2
411,337	4.000%,06/01/2045	414,495	0.0
1,764,940	4.000%,07/01/2045	1,776,760	0.1
716,874	4.000%,07/01/2045	721,823	0.0
3,312,826	4.000%,02/01/2046	3,338,257	0.1
643,148	4.000%,06/01/2047	648,442	0.0
125,728	4.000%,03/01/2048	125,747	0.0
432,353	4.000%,03/01/2048	433,535	0.0
3,120,368	4.000%,09/01/2048	3,128,757	0.1
77,558,000 (6)	4.000%,07/15/2052	76,502,181	2.9
17,311	4.500%,10/01/2025	17,488	0.0
297,800	4.500%,07/01/2026	304,661	0.0
302,878	4.500%,04/01/2029	306,046	0.0
4,457	4.500%,06/01/2029	4,503	0.0
54,389	4.500%,06/01/2029	54,957	0.0
57,992	4.500%,07/01/2029	58,599	0.0
1,350	4.500%,10/01/2029	1,367	0.0
8,487	4.500%,06/01/2030	8,589	0.0
252,328	4.500%,10/01/2030	256,821	0.0
62,065	4.500%,02/01/2031	62,929	0.0
41,805	4.500%,05/01/2031	42,553	0.0
31,290	4.500%,10/01/2033	32,215	0.0
13,576	4.500%,01/01/2034	13,936	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
3,799	4.500%,07/01/2034	$3,909	0.0
3,443	4.500%,09/01/2035	3,522	0.0
19,190	4.500%,09/01/2035	19,692	0.0
28,258	4.500%,11/01/2035	29,076	0.0
126,077	4.500%,02/01/2036	126,785	0.0
61,330	4.500%,01/01/2037	63,330	0.0
30,424	4.500%,09/01/2037	31,323	0.0
1,584	4.500%,02/01/2038	1,604	0.0
19,034	4.500%,01/01/2039	19,656	0.0
1,985	4.500%,02/01/2039	2,000	0.0
25,095	4.500%,02/01/2039	25,916	0.0
11,693	4.500%,04/01/2039	12,074	0.0
59,278	4.500%,04/01/2039	60,729	0.0
34,108	4.500%,04/01/2039	35,218	0.0
10,370	4.500%,05/01/2039	10,709	0.0
3,436	4.500%,05/01/2039	3,549	0.0
693,228	4.500%,05/01/2039	715,877	0.0
61,565	4.500%,05/01/2039	63,573	0.0
53,659	4.500%,05/01/2039	55,410	0.0
369	4.500%,05/01/2039	380	0.0
69,722	4.500%,05/01/2039	71,990	0.0
4,547	4.500%,06/01/2039	4,696	0.0
87,820	4.500%,06/01/2039	90,681	0.0
43,352	4.500%,07/01/2039	44,770	0.0
19,384	4.500%,07/01/2039	19,756	0.0
12,436	4.500%,07/01/2039	12,842	0.0
40,630	4.500%,08/01/2039	41,956	0.0
156,046	4.500%,08/01/2039	161,135	0.0
83,502	4.500%,08/01/2039	86,227	0.0
56,117	4.500%,08/01/2039	57,953	0.0
150,008	4.500%,09/01/2039	154,909	0.0
133,440	4.500%,10/01/2039	137,804	0.0
8,118	4.500%,11/01/2039	8,383	0.0
63,477	4.500%,11/01/2039	65,548	0.0
6,784	4.500%,12/01/2039	6,868	0.0
3,865	4.500%,12/01/2039	3,992	0.0
287,838	4.500%,01/01/2040	297,208	0.0
3,456	4.500%,01/01/2040	3,505	0.0
128,668	4.500%,02/01/2040	132,873	0.0
65,425	4.500%,02/01/2040	67,564	0.0
41,094	4.500%,04/01/2040	42,324	0.0
456,575	4.500%,04/01/2040	470,271	0.0
191,312	4.500%,05/01/2040	194,197	0.0
34,977	4.500%,05/01/2040	35,504	0.0
47,721	4.500%,06/01/2040	49,153	0.0
221,106	4.500%,06/01/2040	228,308	0.0
2,988	4.500%,06/01/2040	3,085	0.0
26,146	4.500%,06/01/2040	26,998	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
91,483	4.500%,06/01/2040	$94,467	0.0
97,299	4.500%,07/01/2040	100,483	0.0
55,612	4.500%,07/01/2040	57,279	0.0
17,245	4.500%,07/01/2040	17,761	0.0
33,155	4.500%,08/01/2040	34,058	0.0
1,664	4.500%,08/01/2040	1,718	0.0
20,851	4.500%,08/01/2040	21,532	0.0
55,103	4.500%,08/01/2040	56,906	0.0
66,933	4.500%,08/01/2040	68,179	0.0
5,560	4.500%,08/01/2040	5,629	0.0
57,912	4.500%,08/01/2040	59,327	0.0
20,085	4.500%,09/01/2040	20,687	0.0
160,872	4.500%,09/01/2040	166,130	0.0
15,071	4.500%,09/01/2040	15,563	0.0
76,583	4.500%,09/01/2040	77,370	0.0
13,287	4.500%,09/01/2040	13,722	0.0
12,781	4.500%,09/01/2040	12,970	0.0
20,625	4.500%,09/01/2040	21,297	0.0
21,772	4.500%,10/01/2040	22,425	0.0
24,388	4.500%,10/01/2040	25,187	0.0
116,775	4.500%,10/01/2040	119,854	0.0
136,873	4.500%,10/01/2040	141,335	0.0
59,242	4.500%,10/01/2040	61,180	0.0
762,553	4.500%,11/01/2040	787,500	0.1
38,481	4.500%,11/01/2040	39,423	0.0
285,446	4.500%,11/01/2040	287,790	0.0
41,256	4.500%,11/01/2040	42,608	0.0
319,600	4.500%,11/01/2040	330,026	0.0
81,050	4.500%,12/01/2040	83,701	0.0
30,655	4.500%,12/01/2040	31,657	0.0
12,514	4.500%,12/01/2040	12,753	0.0
2,108	4.500%,12/01/2040	2,171	0.0
72,406	4.500%,12/01/2040	74,534	0.0
35,345	4.500%,12/01/2040	36,500	0.0
19,489	4.500%,12/01/2040	20,127	0.0
19,372	4.500%,12/01/2040	19,953	0.0
162,643	4.500%,12/01/2040	167,965	0.0
384,982	4.500%,01/01/2041	397,559	0.0
167,026	4.500%,01/01/2041	172,453	0.0
14,875	4.500%,01/01/2041	15,221	0.0
30,498	4.500%,01/01/2041	31,490	0.0
115,128	4.500%,01/01/2041	118,888	0.0
58,211	4.500%,02/01/2041	58,864	0.0
45,042	4.500%,02/01/2041	46,510	0.0
18,078	4.500%,02/01/2041	18,621	0.0
60,836	4.500%,02/01/2041	62,827	0.0
58,998	4.500%,02/01/2041	60,924	0.0
18,765	4.500%,03/01/2041	19,378	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
75,003	4.500%,03/01/2041	$75,842	0.0
3,419	4.500%,03/01/2041	3,530	0.0
158,836	4.500%,03/01/2041	161,840	0.0
57,590	4.500%,03/01/2041	59,472	0.0
20,330	4.500%,03/01/2041	20,995	0.0
11,450	4.500%,03/01/2041	11,514	0.0
47,653	4.500%,03/01/2041	49,215	0.0
36,733	4.500%,03/01/2041	37,930	0.0
73,592	4.500%,04/01/2041	74,007	0.0
336,483	4.500%,04/01/2041	349,618	0.0
30,365	4.500%,04/01/2041	31,360	0.0
174,762	4.500%,04/01/2041	180,483	0.0
16,748	4.500%,04/01/2041	16,842	0.0
4,056	4.500%,04/01/2041	4,155	0.0
263,253	4.500%,05/01/2041	271,836	0.0
2,773	4.500%,05/01/2041	2,856	0.0
6,315	4.500%,05/01/2041	6,522	0.0
326,709	4.500%,05/01/2041	337,354	0.0
14,172	4.500%,05/01/2041	14,520	0.0
150,543	4.500%,05/01/2041	154,614	0.0
227,680	4.500%,05/01/2041	234,803	0.0
21,092	4.500%,05/01/2041	21,726	0.0
11,395	4.500%,05/01/2041	11,545	0.0
185,119	4.500%,06/01/2041	191,013	0.0
48,423	4.500%,06/01/2041	49,130	0.0
11,540	4.500%,06/01/2041	11,917	0.0
19,506	4.500%,07/01/2041	19,984	0.0
3,318	4.500%,07/01/2041	3,427	0.0
79,523	4.500%,07/01/2041	82,123	0.0
2,216	4.500%,07/01/2041	2,270	0.0
10,573	4.500%,07/01/2041	10,920	0.0
42,302	4.500%,07/01/2041	43,595	0.0
150,473	4.500%,07/01/2041	155,340	0.0
90,741	4.500%,08/01/2041	93,648	0.0
21,384	4.500%,08/01/2041	21,504	0.0
14,216	4.500%,08/01/2041	14,681	0.0
124,536	4.500%,08/01/2041	125,235	0.0
129,915	4.500%,08/01/2041	131,283	0.0
104,188	4.500%,08/01/2041	107,597	0.0
158,322	4.500%,08/01/2041	160,225	0.0
54,864	4.500%,08/01/2041	56,105	0.0
52,032	4.500%,09/01/2041	52,759	0.0
4,069	4.500%,09/01/2041	4,191	0.0
10,903	4.500%,09/01/2041	11,231	0.0
438,665	4.500%,09/01/2041	451,783	0.0
44,044	4.500%,10/01/2041	44,675	0.0
29,401	4.500%,10/01/2041	30,261	0.0
483,800	4.500%,10/01/2041	498,764	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
20,451	4.500%,10/01/2041	$21,119	0.0
205,389	4.500%,10/01/2041	211,546	0.0
860,806	4.500%,10/01/2041	880,588	0.1
87,319	4.500%,10/01/2041	88,327	0.0
229,695	4.500%,10/01/2041	236,124	0.0
3,303	4.500%,11/01/2041	3,411	0.0
242,687	4.500%,11/01/2041	250,379	0.0
617,978	4.500%,12/01/2041	637,614	0.0
184,984	4.500%,12/01/2041	191,005	0.0
13,309	4.500%,01/01/2042	13,409	0.0
22,737	4.500%,01/01/2042	23,468	0.0
10,280	4.500%,01/01/2042	10,616	0.0
4,240	4.500%,03/01/2042	4,264	0.0
33,712	4.500%,03/01/2042	34,110	0.0
27,418	4.500%,04/01/2042	27,572	0.0
11,572	4.500%,06/01/2042	11,752	0.0
5,720	4.500%,08/01/2042	5,908	0.0
4,140	4.500%,09/01/2042	4,164	0.0
6,523	4.500%,01/01/2043	6,560	0.0
5,376	4.500%,12/01/2043	5,526	0.0
43,213	4.500%,04/01/2047	43,584	0.0
20,670	4.500%,05/01/2047	20,939	0.0
95,693	4.500%,06/01/2047	97,081	0.0
62,559	4.500%,06/01/2047	63,438	0.0
67,754	4.500%,07/01/2047	68,551	0.0
285,913	4.500%,07/01/2047	291,228	0.0
16,334	4.500%,08/01/2047	16,495	0.0
65,670,000 (6)	4.500%,07/15/2052	65,939,349	2.5
83	5.000%,04/01/2023	85	0.0
220	5.000%,12/01/2023	225	0.0
25,861	5.000%,04/01/2026	26,445	0.0
35,764	5.000%,05/01/2026	36,572	0.0
28,415	5.000%,08/01/2027	29,056	0.0
10,537	5.000%,04/01/2028	10,775	0.0
80,680	5.000%,05/01/2033	82,536	0.0
166,273	5.000%,06/01/2033	174,968	0.0
17,824	5.000%,08/01/2033	18,758	0.0
194,444	5.000%,09/01/2033	202,692	0.0
48,698	5.000%,02/01/2034	50,239	0.0
100,008	5.000%,03/01/2034	105,194	0.0
28,682	5.000%,06/01/2034	30,189	0.0
8,147	5.000%,11/01/2034	8,575	0.0
220,083	5.000%,02/01/2035	231,571	0.0
228,322	5.000%,03/01/2035	240,278	0.0
6,453	5.000%,05/01/2035	6,791	0.0
835,068	5.000%,07/01/2035	864,396	0.1
43,825	5.000%,08/01/2035	44,815	0.0
80,927	5.000%,09/01/2035	85,225	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
4,121	5.000%,09/01/2035	$4,315	0.0
105,498	5.000%,10/01/2035	111,081	0.0
2,147	5.000%,10/01/2035	2,261	0.0
53,756	5.000%,12/01/2035	56,609	0.0
121,255	5.000%,02/01/2036	127,735	0.0
39,244	5.000%,03/01/2036	41,322	0.0
50,918	5.000%,04/01/2036	53,139	0.0
31,330	5.000%,05/01/2036	32,993	0.0
295,671	5.000%,07/01/2036	311,080	0.0
1,053,466	5.000%,12/01/2036	1,109,044	0.1
1,082,268	5.000%,07/01/2037	1,117,399	0.1
53,676	5.000%,04/01/2038	55,324	0.0
24,510	5.000%,04/01/2039	25,167	0.0
5,244	5.000%,07/01/2039	5,362	0.0
189,684	5.000%,11/01/2040	199,818	0.0
15,094	5.000%,04/01/2041	15,469	0.0
145,836	5.000%,05/01/2041	153,658	0.0
381,371	5.000%,06/01/2041	401,819	0.0
727,763	5.000%,06/01/2041	762,370	0.1
84	5.500%,11/01/2022	84	0.0
48	5.500%,11/01/2022	48	0.0
305	5.500%,11/01/2022	305	0.0
4	5.500%,12/01/2022	4	0.0
9,853	5.500%,06/01/2023	10,239	0.0
2,197	5.500%,07/01/2023	2,207	0.0
1,423	5.500%,09/01/2023	1,430	0.0
297	5.500%,01/01/2025	298	0.0
62	5.500%,08/01/2025	62	0.0
3,366	5.500%,07/01/2026	3,499	0.0
3,350	5.500%,12/01/2027	3,484	0.0
11,478	5.500%,04/01/2028	11,934	0.0
4,011	5.500%,08/01/2028	4,179	0.0
5,788	5.500%,01/01/2029	6,031	0.0
51,283	5.500%,10/01/2029	53,389	0.0
40,395	5.500%,04/01/2033	42,368	0.0
12,059	5.500%,10/01/2033	12,567	0.0
5,835	5.500%,11/01/2033	6,100	0.0
3,913	5.500%,11/01/2033	4,164	0.0
2,734	5.500%,11/01/2033	2,845	0.0
762	5.500%,11/01/2033	805	0.0
210,158	5.500%,12/01/2033	223,307	0.0
65,955	5.500%,12/01/2033	69,307	0.0
981	5.500%,12/01/2033	1,051	0.0
33,035	5.500%,12/01/2033	35,420	0.0
10,397	5.500%,12/01/2033	10,971	0.0
70,915	5.500%,01/01/2034	75,943	0.0
416	5.500%,01/01/2034	434	0.0
7,426	5.500%,01/01/2034	7,726	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
8,736	5.500%,01/01/2034	$9,341	0.0
16,501	5.500%,01/01/2034	17,178	0.0
3,766	5.500%,06/01/2034	3,992	0.0
4,940	5.500%,11/01/2034	5,139	0.0
33,478	5.500%,11/01/2034	35,901	0.0
688	5.500%,12/01/2034	738	0.0
19,735	5.500%,01/01/2035	21,153	0.0
22,791	5.500%,01/01/2035	23,744	0.0
9,792	5.500%,01/01/2035	10,501	0.0
942,316	5.500%,02/01/2035	1,010,741	0.1
9,226	5.500%,02/01/2035	9,648	0.0
6,596	5.500%,07/01/2035	7,007	0.0
554,445	5.500%,08/01/2035	587,421	0.0
2,629	5.500%,10/01/2035	2,819	0.0
31,254	5.500%,11/01/2035	33,223	0.0
331	5.500%,11/01/2035	346	0.0
492	5.500%,12/01/2035	527	0.0
79,778	5.500%,12/01/2035	85,572	0.0
9,387	5.500%,12/01/2035	10,085	0.0
553	5.500%,12/01/2035	594	0.0
6,251	5.500%,01/01/2036	6,645	0.0
54,607	5.500%,01/01/2036	58,645	0.0
420	5.500%,02/01/2036	437	0.0
8,173	5.500%,04/01/2036	8,770	0.0
653,889	5.500%,07/01/2036	701,524	0.0
425	5.500%,08/01/2036	456	0.0
55,065	5.500%,09/01/2036	59,019	0.0
32,780	5.500%,09/01/2036	35,158	0.0
83,309	5.500%,12/01/2036	89,506	0.0
1,041	5.500%,12/01/2036	1,118	0.0
84,789	5.500%,12/01/2036	90,263	0.0
824	5.500%,12/01/2036	886	0.0
10,493	5.500%,01/01/2037	11,202	0.0
48,109	5.500%,01/01/2037	51,693	0.0
68,498	5.500%,02/01/2037	73,602	0.0
194,640	5.500%,03/01/2037	207,515	0.0
7,021	5.500%,04/01/2037	7,544	0.0
8,940	5.500%,05/01/2037	9,542	0.0
1,325	5.500%,05/01/2037	1,419	0.0
19,566	5.500%,05/01/2037	21,021	0.0
527	5.500%,05/01/2037	566	0.0
19,730	5.500%,06/01/2037	21,003	0.0
47,846	5.500%,06/01/2037	51,392	0.0
19,833	5.500%,07/01/2037	21,055	0.0
28,117	5.500%,08/01/2037	30,195	0.0
25,443	5.500%,08/01/2037	27,335	0.0
10,355	5.500%,08/01/2037	11,111	0.0
70,688	5.500%,09/01/2037	75,952	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
577	5.500%,11/01/2037	$620	0.0
250,299	5.500%,01/01/2038	268,928	0.0
784	5.500%,02/01/2038	837	0.0
473	5.500%,02/01/2038	508	0.0
4,632	5.500%,03/01/2038	4,872	0.0
230,704	5.500%,03/01/2038	247,947	0.0
447	5.500%,04/01/2038	476	0.0
41,880	5.500%,04/01/2038	44,719	0.0
9,239	5.500%,04/01/2038	9,630	0.0
74,539	5.500%,05/01/2038	78,430	0.0
2,060	5.500%,05/01/2038	2,215	0.0
5,457	5.500%,05/01/2038	5,864	0.0
59,325	5.500%,06/01/2038	63,778	0.0
15,586	5.500%,06/01/2038	16,641	0.0
1,187,521	5.500%,06/01/2038	1,276,421	0.1
312	5.500%,07/01/2038	335	0.0
27,937	5.500%,07/01/2038	30,025	0.0
39,769	5.500%,07/01/2038	42,730	0.0
33,100	5.500%,07/01/2038	35,589	0.0
7,662	5.500%,08/01/2038	8,224	0.0
16,067	5.500%,08/01/2038	17,109	0.0
60,947	5.500%,08/01/2038	65,500	0.0
132,372	5.500%,11/01/2038	142,311	0.0
32,671	5.500%,11/01/2038	35,096	0.0
21,420	5.500%,12/01/2038	23,032	0.0
116	5.500%,12/01/2038	122	0.0
243,442	5.500%,01/01/2039	261,714	0.0
35,536	5.500%,01/01/2039	38,194	0.0
70,765	5.500%,01/01/2039	76,056	0.0
13,400	5.500%,03/01/2039	14,408	0.0
206,359	5.500%,06/01/2039	221,835	0.0
125,458	5.500%,06/01/2039	134,893	0.0
11,968	5.500%,07/01/2041	12,863	0.0
243,868	5.500%,09/01/2041	261,371	0.0
132	6.000%,01/01/2023	138	0.0
56,048	6.000%,11/01/2028	58,933	0.0
273	6.000%,04/01/2031	294	0.0
241	6.000%,01/01/2032	253	0.0
546	6.000%,11/01/2032	596	0.0
511	6.000%,11/01/2032	538	0.0
34,688	6.000%,01/01/2033	37,851	0.0
2,263	6.000%,09/01/2033	2,393	0.0
348	6.000%,01/01/2034	369	0.0
26,745	6.000%,06/01/2035	28,221	0.0
5,707	6.000%,07/01/2035	6,027	0.0
4,035	6.000%,07/01/2035	4,406	0.0
7,897	6.000%,07/01/2035	8,657	0.0
4,612	6.000%,07/01/2035	4,852	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
369	6.000%,10/01/2035	$388	0.0
1,070	6.000%,10/01/2035	1,126	0.0
40,637	6.000%,11/01/2035	44,168	0.0
197,313	6.000%,12/01/2035	207,838	0.0
32,529	6.000%,12/01/2035	35,683	0.0
2,227	6.000%,12/01/2035	2,344	0.0
4,481	6.000%,01/01/2036	4,754	0.0
223	6.000%,02/01/2036	235	0.0
31,146	6.000%,02/01/2036	34,143	0.0
26,099	6.000%,02/01/2036	28,606	0.0
23,715	6.000%,03/01/2036	25,534	0.0
16,219	6.000%,03/01/2036	17,265	0.0
14,311	6.000%,04/01/2036	15,680	0.0
31,109	6.000%,04/01/2036	34,084	0.0
9,454	6.000%,05/01/2036	10,102	0.0
2,302	6.000%,06/01/2036	2,481	0.0
342	6.000%,06/01/2036	368	0.0
1,223	6.000%,07/01/2036	1,292	0.0
2,620	6.000%,07/01/2036	2,757	0.0
52,886	6.000%,07/01/2036	58,014	0.0
12,918	6.000%,07/01/2036	13,603	0.0
14,042	6.000%,08/01/2036	15,391	0.0
346,213	6.000%,08/01/2036	374,928	0.0
163,936	6.000%,08/01/2036	175,040	0.0
12,654	6.000%,08/01/2036	13,504	0.0
2,489	6.000%,08/01/2036	2,728	0.0
1,654	6.000%,08/01/2036	1,748	0.0
10,035	6.000%,09/01/2036	11,007	0.0
78	6.000%,09/01/2036	82	0.0
12,467	6.000%,09/01/2036	13,303	0.0
56,628	6.000%,09/01/2036	59,570	0.0
20,067	6.000%,09/01/2036	21,892	0.0
8,803	6.000%,09/01/2036	9,318	0.0
34,672	6.000%,09/01/2036	37,978	0.0
12,903	6.000%,10/01/2036	13,646	0.0
26,646	6.000%,10/01/2036	28,774	0.0
10,691	6.000%,10/01/2036	11,714	0.0
19,771	6.000%,10/01/2036	21,607	0.0
27,936	6.000%,10/01/2036	30,617	0.0
2,286	6.000%,10/01/2036	2,405	0.0
25,817	6.000%,11/01/2036	28,294	0.0
15,219	6.000%,11/01/2036	16,012	0.0
3,964	6.000%,11/01/2036	4,154	0.0
9,148	6.000%,11/01/2036	9,768	0.0
29,025	6.000%,12/01/2036	31,840	0.0
3,838	6.000%,12/01/2036	4,081	0.0
20,424	6.000%,12/01/2036	21,513	0.0
73,349	6.000%,12/01/2036	77,173	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
1,394	6.000%,12/01/2036	$1,496	0.0
2,706	6.000%,12/01/2036	2,968	0.0
527	6.000%,01/01/2037	558	0.0
469	6.000%,01/01/2037	512	0.0
10,712	6.000%,01/01/2037	11,270	0.0
7,486	6.000%,01/01/2037	8,202	0.0
10,887	6.000%,02/01/2037	11,942	0.0
688	6.000%,02/01/2037	724	0.0
63,061	6.000%,02/01/2037	68,204	0.0
7,728	6.000%,02/01/2037	8,176	0.0
436	6.000%,03/01/2037	470	0.0
17,962	6.000%,03/01/2037	19,287	0.0
5,270	6.000%,03/01/2037	5,774	0.0
84,073	6.000%,03/01/2037	89,815	0.0
8,471	6.000%,03/01/2037	8,932	0.0
12,941	6.000%,03/01/2037	14,183	0.0
11,092	6.000%,04/01/2037	12,169	0.0
1,587	6.000%,04/01/2037	1,738	0.0
28,219	6.000%,04/01/2037	29,714	0.0
14,435	6.000%,04/01/2037	15,532	0.0
39,831	6.000%,04/01/2037	43,669	0.0
19,740	6.000%,04/01/2037	20,823	0.0
72,652	6.000%,04/01/2037	78,991	0.0
5,407	6.000%,04/01/2037	5,854	0.0
650	6.000%,04/01/2037	684	0.0
21,041	6.000%,04/01/2037	22,134	0.0
744	6.000%,04/01/2037	783	0.0
2,264	6.000%,04/01/2037	2,396	0.0
20,029	6.000%,04/01/2037	21,792	0.0
10,811	6.000%,05/01/2037	11,375	0.0
67,639	6.000%,05/01/2037	74,187	0.0
13,151	6.000%,05/01/2037	13,834	0.0
18,898	6.000%,05/01/2037	19,954	0.0
12,317	6.000%,05/01/2037	13,509	0.0
5,282	6.000%,05/01/2037	5,720	0.0
5,631	6.000%,05/01/2037	5,929	0.0
20,896	6.000%,05/01/2037	22,482	0.0
608	6.000%,05/01/2037	643	0.0
7,667	6.000%,05/01/2037	8,067	0.0
514	6.000%,05/01/2037	541	0.0
1,282	6.000%,06/01/2037	1,349	0.0
24,113	6.000%,06/01/2037	25,372	0.0
42,873	6.000%,06/01/2037	46,999	0.0
3,718	6.000%,06/01/2037	3,917	0.0
3,629	6.000%,06/01/2037	3,884	0.0
4,741	6.000%,06/01/2037	5,201	0.0
5,069	6.000%,06/01/2037	5,333	0.0
31,558	6.000%,07/01/2037	33,234	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
6,548	6.000%,07/01/2037	$6,885	0.0
2,786	6.000%,07/01/2037	3,016	0.0
5,193	6.000%,07/01/2037	5,693	0.0
5,056	6.000%,07/01/2037	5,550	0.0
18,605	6.000%,07/01/2037	19,741	0.0
13,246	6.000%,07/01/2037	13,957	0.0
41,768	6.000%,07/01/2037	45,822	0.0
10,570	6.000%,07/01/2037	11,244	0.0
4,341	6.000%,08/01/2037	4,762	0.0
6,024	6.000%,08/01/2037	6,343	0.0
7,689	6.000%,08/01/2037	8,089	0.0
17,102	6.000%,08/01/2037	17,993	0.0
33,945	6.000%,08/01/2037	37,215	0.0
18,512	6.000%,08/01/2037	20,292	0.0
8,766	6.000%,08/01/2037	9,224	0.0
36,584	6.000%,08/01/2037	38,493	0.0
5,952	6.000%,09/01/2037	6,263	0.0
1,851	6.000%,09/01/2037	2,029	0.0
545	6.000%,09/01/2037	574	0.0
62,667	6.000%,09/01/2037	67,875	0.0
11,858	6.000%,09/01/2037	13,008	0.0
186,484	6.000%,09/01/2037	204,559	0.0
716	6.000%,10/01/2037	759	0.0
23,720	6.000%,10/01/2037	25,997	0.0
687	6.000%,11/01/2037	753	0.0
39,215	6.000%,11/01/2037	42,794	0.0
25,500	6.000%,11/01/2037	27,833	0.0
1,050	6.000%,12/01/2037	1,151	0.0
67,754	6.000%,12/01/2037	74,146	0.0
46,397	6.000%,12/01/2037	50,462	0.0
18,453	6.000%,12/01/2037	19,987	0.0
56,887	6.000%,02/01/2038	60,518	0.0
18,984	6.000%,02/01/2038	20,723	0.0
95,546	6.000%,02/01/2038	104,313	0.0
3,872	6.000%,03/01/2038	4,075	0.0
934	6.000%,03/01/2038	995	0.0
17,600	6.000%,03/01/2038	19,291	0.0
2,522	6.000%,05/01/2038	2,767	0.0
48,596	6.000%,05/01/2038	53,050	0.0
8,314	6.000%,06/01/2038	9,121	0.0
79,572	6.000%,07/01/2038	85,731	0.0
33,259	6.000%,07/01/2038	36,455	0.0
824	6.000%,08/01/2038	893	0.0
3,305	6.000%,09/01/2038	3,491	0.0
19,538	6.000%,09/01/2038	21,330	0.0
4,941	6.000%,09/01/2038	5,421	0.0
14,523	6.000%,09/01/2038	15,357	0.0
21,725	6.000%,10/01/2038	23,815	0.0
Principal Amount†		Value	Percentage of Net Assets
U.S. GOVERNMENT AGENCY OBLIGATIONS: (continued)
	Uniform Mortgage-Backed Securities (continued)
355	6.000%,10/01/2038	$374	0.0
1,459	6.000%,10/01/2038	1,586	0.0
11,790	6.000%,10/01/2038	12,407	0.0
9,214	6.000%,10/01/2038	10,108	0.0
10,928	6.000%,10/01/2038	11,829	0.0
1,127	6.000%,11/01/2038	1,187	0.0
443	6.000%,11/01/2038	481	0.0
116,141	6.000%,11/01/2038	123,903	0.0
12,427	6.000%,12/01/2038	13,172	0.0
51,623	6.000%,12/01/2038	56,633	0.0
869	6.000%,12/01/2038	916	0.0
13,009	6.000%,10/01/2039	14,269	0.0
1,042	6.000%,10/01/2039	1,143	0.0
299,007	6.000%,02/01/2040	328,037	0.0
13,226	6.000%,04/01/2040	14,510	0.0
74,710	6.000%,09/01/2040	78,655	0.0
136,494	6.000%,10/01/2040	148,198	0.0
196,905	6.000%,05/01/2041	214,917	0.0
2,237	6.500%,04/01/2027	2,348	0.0
673	6.500%,02/01/2028	706	0.0
9	6.500%,06/01/2029	10	0.0
5,019	6.500%,01/01/2032	5,272	0.0
5,776	6.500%,04/01/2032	6,238	0.0
8,243	6.500%,10/01/2032	8,658	0.0
11,931	6.500%,10/01/2032	12,523	0.0
4,310	6.500%,03/01/2038	4,717	0.0
295	7.000%,08/01/2025	302	0.0
105	7.000%,02/01/2026	105	0.0
1,337	7.000%,03/01/2026	1,340	0.0
4,435	7.000%,03/01/2026	4,563	0.0
497	7.000%,12/01/2027	500	0.0
179,077	7.000%,03/01/2038	196,708	0.0
473,159	7.000%,04/01/2038	537,052	0.0
6,626	7.500%,09/01/2031	7,129	0.0
		376,035,079	14.2
	Total U.S. Government Agency Obligations (Cost $605,938,593)	599,828,992	22.6

U.S. TREASURY OBLIGATIONS: 10.7%
	U.S. Treasury Bonds: 3.2%
17,000	1.250%,05/15/2050	10,824	0.0
920,000	1.375%,11/15/2040	662,939	0.0
77,000	1.625%,11/15/2050	54,190	0.0
100	2.000%,11/15/2041	80	0.0
36,863,200 (1)	2.250%,02/15/2052	30,348,781	1.2
54,534,300	3.250%,05/15/2042	53,239,110	2.0
		84,315,924	3.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
U.S. TREASURY OBLIGATIONS: (continued)
	U.S. Treasury Notes: 7.5%
25,000	0.125%,10/15/2023	$24,110	0.0
16,997,000	0.250%,06/15/2024	16,120,592	0.6
4,476,400	0.500%,11/30/2023	4,324,972	0.2
4,427,600	0.875%,01/31/2024	4,285,087	0.2
170,000	0.875%,06/30/2026	156,081	0.0
773,500	1.125%,02/15/2031	664,787	0.0
1,757,900	1.250%,11/30/2026	1,627,946	0.0
8,250,800	1.250%,09/30/2028	7,391,234	0.3
139,400	1.500%,01/31/2027	130,173	0.0
1,600,500	1.500%,11/30/2028	1,453,579	0.0
9,502,000 (1)	2.500%,05/31/2024	9,417,002	0.3
12,192,900 (1)	2.625%,05/31/2027	11,963,807	0.4
97,800	2.750%,04/30/2027	96,490	0.0
7,481,600	2.750%,05/31/2029	7,335,475	0.3
10,177,000	2.875%,06/15/2025	10,137,246	0.4
58,088,300 (1)	2.875%,05/15/2032	57,443,883	2.2
20,461,000	3.000%,06/30/2024	20,472,989	0.8
39,816,000	3.250%,06/30/2027	40,207,939	1.5
7,330,000	3.250%,06/30/2029	7,417,616	0.3
		200,671,008	7.5
	Total U.S. Treasury Obligations (Cost $288,597,802)	284,986,932	10.7

ASSET-BACKED SECURITIES: 6.4%
	Automobile Asset-Backed Securities: 0.0%
350,000 (2)	GLS Auto Receivables Issuer Trust 2021-4 C, 1.940%, 10/15/2027	327,842	0.0
13,283	Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	13,289	0.0
		341,131	0.0
	Home Equity Asset-Backed Securities: 0.1%
1,211,201 (2)(3)	ACE Securities Corp. Mortgage Loan Trust Series 2007-D1 A2, 6.336%, 02/25/2038	986,692	0.0
144,150	Home Equity Asset Trust 2005-2 M5, 2.719%, (US0001M + 1.095)%, 07/25/2035	143,786	0.0
774,809	Morgan Stanley ABS Capital I, Inc. Trust 2005-NC2 M4, 2.539%, (US0001M + 0.915)%, 03/25/2035	768,990	0.0
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Home Equity Asset-Backed Securities (continued)
94,574	New Century Home Equity Loan Trust 2005-2 M3, 2.359%, (US0001M + 0.735)%, 06/25/2035	$94,387	0.0
44,987	Renaissance Home Equity Loan Trust 2003-2 A, 2.504%, (US0001M + 0.880)%, 08/25/2033	42,366	0.0
1,011,996 (3)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,007,970	0.1
52,307	Securitized Asset Backed Receivables LLC Trust 2006-WM4 A2A, 1.784%, (US0001M + 0.160)%, 11/25/2036	17,678	0.0
		3,061,869	0.1
	Other Asset-Backed Securities: 5.6%
2,000,000 (2)	AGL CLO 12 Ltd. 2021-12A C, 2.913%, (US0003M + 1.850)%, 07/20/2034	1,823,486	0.1
2,416,889 (2)(3)(4)(7)	American Homes 4 Rent 2015-SFR1 XS, 3.232%, 04/17/2052	—	—
650,000 (2)	AMMC CLO 16 Ltd. 2015-16A CR2, 2.988%, (US0003M + 1.950)%, 04/14/2029	626,923	0.0
3,470,000 (2)	Babson CLO Ltd. 2017-1A A2, 2.394%, (US0003M + 1.350)%, 07/18/2029	3,381,033	0.1
4,393,000 (2)	Babson CLO Ltd. 2018-3A A2, 2.363%, (US0003M + 1.300)%, 07/20/2029	4,301,186	0.2
886,667 (2)	Beacon Container Finance II LLC 2021-1A A, 2.250%, 10/22/2046	793,939	0.0
623,025 (3)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 3.066%, 10/25/2036	601,607	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,250,000 (2)	Benefit Street Partners CLO IV Ltd. 2014-IVA BRRR, 3.213%, (US0003M + 2.150)%, 01/20/2032	$2,126,164	0.1
2,000,000 (2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A1R, 2.214%, (US0003M + 1.170)%, 10/15/2034	1,932,184	0.1
1,950,000 (2)	Benefit Street Partners CLO XVIII Ltd. 2019-18A A2R, 2.494%, (US0003M + 1.450)%, 10/15/2034	1,849,240	0.1
1,450,000 (2)	BlueMountain CLO Ltd. 2021-28A C, 3.044%, (US0003M + 2.000)%, 04/15/2034	1,335,694	0.1
5,000,000 (2)	BlueMountain CLO XXXI Ltd. 2021-31A C, 3.044%, (US0003M + 2.000)%, 04/19/2034	4,615,005	0.2
2,344,125 (2)	Bojangles Issuer LLC 2020-3A A2, 3.832%, 10/20/2050	2,226,297	0.1
3,490,000 (2)	Broad River Bsl Funding Clo Ltd. 2020-1A AR, 2.233%, (US0003M + 1.170)%, 07/20/2034	3,368,230	0.1
3,000,000 (2)	Broad River Bsl Funding Clo Ltd. 2020-1A CR, 3.063%, (US0003M + 2.000)%, 07/20/2034	2,702,244	0.1
1,750,000 (2)	California Street CLO IX L.P. 2012-9A CR3, 3.544%, (US0003M + 2.500)%, 07/16/2032	1,685,985	0.1
5,500,000 (2)	Carlyle Global Market Strategies CLO 2016-1 Ltd. 2016-1A BR2, 3.113%, (US0003M + 2.050)%, 04/20/2034	5,086,812	0.2
2,400,000 (2)	Carlyle Global Market Strategies CLO Ltd. 2014-1A A2R2, 2.174%, (US0003M + 1.130)%, 04/17/2031	2,293,241	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
3,250,000 (2)	Cedar Funding IV CLO Ltd. 2014-4A CRR, 3.184%, (US0003M + 2.000)%, 07/23/2034	$2,985,170	0.1
3,000,000 (2)	Cedar Funding VIII Clo Ltd. 2017-8A A2R, 2.494%, (US0003M + 1.450)%, 10/17/2034	2,848,008	0.1
40,417	Chase Funding Trust Series 2002-4 2A1, 2.364%, (US0001M + 0.740)%, 10/25/2032	38,938	0.0
106,708	Chase Funding Trust Series 2003-5 2A2, 2.224%, (US0001M + 0.600)%, 07/25/2033	99,821	0.0
1,101,853 (2)	CLI Funding VIII LLC 2022-1A A1, 2.720%, 01/18/2047	988,369	0.0
923,875 (2)	DB Master Finance LLC 2019-1A A23, 4.352%, 05/20/2049	864,720	0.0
486,250 (2)	DB Master Finance LLC 2019-1A A2II, 4.021%, 05/20/2049	470,887	0.0
293,250 (2)	Domino’s Pizza Master Issuer LLC 2019-1A A2, 3.668%, 10/25/2049	266,359	0.0
1,354,500 (2)	Driven Brands Funding LLC 2019-1A A2, 4.641%, 04/20/2049	1,300,579	0.0
3,662,325 (2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	3,558,074	0.1
103,805	GSAMP Trust 2007-FM1 A2A, 1.694%, (US0001M + 0.070)%, 12/25/2036	55,065	0.0
1,138,009 (2)	HERO Funding Trust 2015-2A A, 3.990%, 09/20/2040	1,136,111	0.0
10,000,000 (2)	LCM 26A A2 Ltd., 2.313%, (US0003M + 1.250)%, 01/20/2031	9,636,200	0.4
2,450,000 (2)	LCM 30A CR Ltd., 3.063%, (US0003M + 2.000)%, 04/20/2031	2,293,937	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
58,753	Long Beach Mortgage Loan Trust 2004-4 1A1, 2.184%, (US0001M + 0.560)%, 10/25/2034	$55,203	0.0
2,090,000 (2)	Madison Park Funding XLVIII Ltd. 2021-48A C, 3.044%, (US0003M + 2.000)%, 04/19/2033	1,970,233	0.1
1,650,000 (2)	Madison Park Funding XXI Ltd. 2016-21A ABRR, 2.444%, (US0003M + 1.400)%, 10/15/2032	1,539,222	0.1
1,247,457 (2)	Marlette Funding Trust 2019-2A C, 4.110%, 07/16/2029	1,241,318	0.0
1,467,854 (2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	1,417,712	0.1
857,652 (2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	832,693	0.0
1,728,714 (2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,643,031	0.1
1,500,000 (2)	Oak Hill Credit Partners 2021-8A C, 2.944%, (US0003M + 1.900)%, 01/18/2034	1,405,571	0.1
5,050,000 (2)	OCP CLO 2021-21A C Ltd., 2.963%, (US0003M + 1.900)%, 07/20/2034	4,608,201	0.2
4,000,000 (2)	Octagon Investment Partners XV Ltd. 2013-1A A2R, 2.394%, (US0003M + 1.350)%, 07/19/2030	3,870,080	0.1
1,800,000 (2)	OHA Credit Funding 9 Ltd. 2021-9A C, 2.944%, (US0003M + 1.900)%, 07/19/2035	1,682,584	0.1
4,000,000 (2)	Palmer Square CLO 2013-2A BR3 Ltd., 2.894%, (US0003M + 1.850)%, 10/17/2031	3,749,356	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
2,000,000 (2)	Palmer Square CLO 2021-3A A2 Ltd., 1.633%, (US0003M + 1.400)%, 01/15/2035	$1,910,244	0.1
7,000,000 (2)	Palmer Square CLO Ltd. 2021-2A C, 2.844%, (US0003M + 1.800)%, 07/15/2034	6,479,921	0.2
344,806 (3)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.549%, 01/25/2036	337,617	0.0
2,450,000 (2)	Rockland Park CLO Ltd. 2021-1A C, 2.963%, (US0003M + 1.900)%, 04/20/2034	2,280,511	0.1
111,731	Small Business Administration Participation Certificates 2007-20L 1, 5.290%, 12/01/2027	114,718	0.0
1,000,000 (2)	SoFi Consumer Loan Program 2019-2 D Trust, 4.200%, 04/25/2028	986,708	0.0
1,522,875 (2)	Sonic Capital LLC 2020-1A A2I, 3.845%, 01/20/2050	1,445,247	0.1
2,600,000 (2)	Sound Point CLO XXIX Ltd. 2021-1A C1, 3.484%, (US0003M + 2.300)%, 04/25/2034	2,440,381	0.1
2,800,000 (2)	Sound Point CLO XXVI Ltd. 2021-1A C1R, 3.263%, (US0003M + 2.200)%, 07/20/2034	2,609,135	0.1
1,840,310 (2)	Sunrun Athena Issuer 2018-1 A LLC, 5.310%, 04/30/2049	1,802,769	0.1
8,200,000 (2)	Symphony CLO XXV Ltd. 2021-25A C, 3.094%, (US0003M + 2.050)%, 04/19/2034	7,622,745	0.3
1,737,000 (2)	Taco Bell Funding LLC 2018-1A A2II, 4.940%, 11/25/2048	1,667,801	0.1

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Other Asset-Backed Securities (continued)
1,492,500 (2)	Taco Bell Funding LLC 2021-1A A23, 2.542%, 08/25/2051	$1,224,755	0.0
6,000,000 (2)	TCW CLO 2020-1A CRR Ltd., 3.113%, (US0003M + 2.050)%, 04/20/2034	5,580,576	0.2
5,500,000 (2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	5,326,802	0.2
7,000,000 (2)	THL Credit Wind River 2017-3A CR Clo Ltd., 3.544%, (US0003M + 2.500)%, 04/15/2035	6,642,503	0.2
7,000,000 (2)	Trinitas Clo VII Ltd. 2017-7A A1R, 2.384%, (US0003M + 1.200)%, 01/25/2035	6,707,351	0.3
1,251,250 (2)	Triton Container Finance VIII LLC 2021-1A A, 1.860%, 03/20/2046	1,094,730	0.0
		147,581,226	5.6
	Student Loan Asset-Backed Securities: 0.7%
501,262 (2)	Commonbond Student Loan Trust 2017-BGS B, 3.260%, 09/25/2042	487,869	0.0
348,186 (2)	Commonbond Student Loan Trust 2018-AGS A1, 3.210%, 02/25/2044	340,306	0.0
602,872 (2)	Commonbond Student Loan Trust 2018-BGS B, 3.990%, 09/25/2045	591,212	0.0
2,000,000 (2)	Navient Private Education Refi Loan Trust 2018-A B, 3.680%, 02/18/2042	1,997,649	0.1
1,550,000 (2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	1,381,281	0.0
1,500,000 (2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,434,606	0.1
2,500,000 (2)(3)	SoFi Professional Loan Program 2017-C B, 3.560%, 07/25/2040	2,440,909	0.1
Principal Amount†		Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
	Student Loan Asset-Backed Securities (continued)
2,100,000 (2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	$2,022,715	0.1
2,200,000 (2)	Sofi Professional Loan Program 2018-A B LLC, 3.610%, 02/25/2042	2,125,291	0.1
5,000,000 (2)	Sofi Professional Loan Program 2018-B BFX Trust, 3.830%, 08/25/2047	4,838,100	0.2
798,332 (2)	Sofi Professional Loan Program 2018-C A2FX Trust, 3.590%, 01/25/2048	786,897	0.0
1,000,000 (2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	947,426	0.0
		19,394,261	0.7
	Total Asset-Backed Securities (Cost $179,913,714)	170,378,487	6.4

COMMERCIAL MORTGAGE-BACKED SECURITIES: 5.3%
12,350,158 (3)(4)	BANK 2019-BNK16 XA, 1.103%, 02/15/2052	593,558	0.0
50,672,153 (3)(4)	BANK 2019-BNK19 XA, 1.087%, 08/15/2061	2,670,709	0.1
22,800,000 (2)(3)(4)	BBCCRE Trust 2015-GTP XA, 0.749%, 08/10/2033	401,362	0.0
27,278,861 (3)(4)	Benchmark 2019-B12 XA Mortgage Trust, 1.179%, 08/15/2052	1,337,743	0.1
19,469,445 (3)(4)	Benchmark 2019-B9 XA Mortgage Trust, 1.202%, 03/15/2052	1,031,466	0.0
3,537,000 (2)(8)	BMD2 Re-Remic Trust 2019-FRR1 3AB, 0.000%, 05/25/2052	2,441,700	0.1
1,348,000 (2)(3)	BMD2 Re-Remic Trust 2019-FRR1 6B10, 2.520%, 05/25/2052	1,089,726	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,000,000 (2)	BX Commercial Mortgage Trust 2021-IRON E, 3.674%, (US0001M + 2.350)%, 02/15/2038	$3,704,603	0.1
17,019,337 (3)(4)	CD 2016-CD1 Mortgage Trust XA, 1.504%, 08/10/2049	713,755	0.0
1,865,000 (2)(3)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.578%, 08/10/2049	1,362,254	0.1
34,732,289 (3)(4)	Citigroup Commercial Mortgage Trust 2017-P8 XA, 1.023%, 09/15/2050	1,259,398	0.1
51,421,279 (3)(4)	Citigroup Commercial Mortgage Trust 2018-C5 XA, 0.690%, 06/10/2051	1,605,555	0.1
2,101,000 (2)(3)	Citigroup Commercial Mortgage Trust 2018-C6 D, 5.234%, 11/10/2051	1,873,980	0.1
852,512 (3)(4)	COMM 2012-CR2 XA, 1.536%, 08/15/2045	341	0.0
16,622,455 (3)(4)	COMM 2012-CR3 XA, 1.980%, 10/15/2045	51,432	0.0
65,166,000 (2)(3)(4)	COMM 2012-CR4 XB, 0.768%, 10/15/2045	148,367	0.0
15,194,083 (3)(4)	COMM 2012-CR5 XA, 1.646%, 12/10/2045	19,224	0.0
1,910,000 (2)(3)	COMM 2013-CR10 E Mortgage Trust, 5.063%, 08/10/2046	1,792,100	0.1
72,331,808 (3)(4)	COMM 2016-CR28 XA, 0.776%, 02/10/2049	1,316,388	0.1
3,906,000 (2)(3)	COMM 2020-CBM F Mortgage Trust, 3.754%, 02/10/2037	3,421,578	0.1
750,000 (2)	CSAIL 2020-C19 E Commercial Mortgage Trust, 2.500%, 03/15/2053	527,984	0.0
3,616,000 (2)	CSWF 2021-SOP2 D, 3.641%, (US0001M + 2.317)%, 06/15/2034	3,398,433	0.1
2,939,417 (2)(7)	DBUBS 2011-LC2A F Mortgage Trust, 4.000%, (US0001M + 3.650)%, 07/10/2044	2,936,166	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
10,482,280	Freddie Mac Multifamily 2021-ML08-X-US Certificates Sustainability Bonds, 1.846%, 07/25/2037	$1,688,883	0.1
8,073,094 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K020 X3, 3.727%, 05/25/2040	12	0.0
36,935,042 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K023 X1, 1.285%, 08/25/2022	5,747	0.0
22,000,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K028 X3, 1.718%, 06/25/2041	269,424	0.0
27,650,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K029 X3, 1.645%, 05/25/2041	347,761	0.0
10,700,000 (3)(4)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.849%, 12/25/2041	212,810	0.0
7,871,000 (2)(8)	FREMF 2016-K60 D Mortgage Trust, 0.000%, 12/25/2049	5,614,261	0.2
1,245,370 (2)	FREMF 2019-KBF3 C Mortgage Trust, 5.870%, (US0001M + 4.750)%, 01/25/2029	1,243,453	0.0
5,200,000 (2)(8)	FREMF 2019-KG01 C Mortgage Trust, 0.000%, 05/25/2029	3,038,658	0.1
66,299,945 (2)(4)	FREMF 2019-KG01 X2A Mortgage Trust, 0.100%, 04/25/2029	250,955	0.0
7,380,000 (2)(4)	FREMF 2019-KG01 X2B Mortgage Trust, 0.100%, 05/25/2029	35,311	0.0
1,000,000 (2)(3)	FRR Re-REMIC Trust 2018-C1 B725, 2.954%, 02/27/2050	955,341	0.0

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,000,000 (2)(3)(9)	FRR Re-REMIC Trust 2018-C1 C725, 0.370%, 02/27/2050	$2,705,827	0.1
2,532,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK44, 1.750%, 09/27/2051	2,251,975	0.1
2,845,000 (2)	GAM RE-REMIC TR 2021-FFR2 BK78, 2.430%, 09/27/2051	2,278,370	0.1
2,164,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 C730, 0.000%, 09/27/2051	1,830,163	0.1
2,631,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 CK44, 0.000%, 09/27/2051	2,172,507	0.1
2,140,000 (2)	GAM RE-REMIC TR 2021-FFR2 CK49, 1.050%, 09/27/2051	1,821,187	0.1
1,817,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 CK78, 0.000%, 09/27/2051	1,150,455	0.0
2,163,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 D730, 0.000%, 09/27/2051	1,784,731	0.1
2,140,000 (2)(8)	GAM RE-REMIC TR 2021-FFR2 DK49, 0.000%, 09/27/2051	1,691,731	0.1
6,158,000 (2)	GAM Re-REMIC Trust 2021-FRR1 1B, 0.890%, 11/29/2050	4,786,070	0.2
8,097,000 (2)	GAM Re-REMIC Trust 2021-FRR1 2B, 1.190%, 11/29/2050	5,775,510	0.2
4,451,000 (2)(4)	GAM Resecuritization Trust 2022-FRR3 BK47, 2.038%, 01/29/2052	3,670,694	0.1
3,030,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 BK61, 0.820%, 01/29/2052	2,378,827	0.1
3,298,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 BK89, 1.280%, 01/27/2052	2,260,753	0.1
1,723,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 C728, 0.460%, 08/27/2050	1,513,239	0.1
1,756,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK47, 0.640%, 05/27/2048	1,486,528	0.1
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,125,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK61, 1.080%, 11/27/2049	$1,579,078	0.1
1,483,000 (2)(4)	GAM Resecuritization Trust 2022-FRR3 CK71, 1.411%, 01/29/2052	1,115,947	0.0
1,728,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 CK89, 1.500%, 01/27/2052	1,109,300	0.0
1,724,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 D728, 0.520%, 01/29/2052	1,476,439	0.1
2,328,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK27, 0.140%, 12/27/2045	2,250,253	0.1
1,388,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK41, 0.560%, 10/27/2047	1,204,885	0.0
1,755,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 DK47, 0.720%, 05/27/2048	1,454,564	0.1
580,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 EK27, 0.180%, 12/27/2045	555,358	0.0
924,000 (2)(9)	GAM Resecuritization Trust 2022-FRR3 EK41, 0.610%, 01/29/2052	771,968	0.0
28,218,114 (3)(4)	GS Mortgage Securities Trust 2013-GC16 XA, 1.179%, 11/10/2046	274,308	0.0
38,597,852 (3)(4)	GS Mortgage Securities Trust 2014-GC22 XA, 1.096%, 06/10/2047	466,038	0.0
6,930,000 (2)(3)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	6,377,662	0.2
5,310,000 (2)(3)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	4,807,325	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
105,209,757 (3)(4)	GS Mortgage Securities Trust 2019-GC42 XA, 0.932%, 09/01/2052	$4,538,823	0.2
4,020,488 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2012-CIBX XA, 0.552%, 06/15/2045	6	0.0
38,520,137 (3)(4)	JP Morgan Chase Commercial Mortgage Securities Trust 2016-JP4 XA, 0.724%, 12/15/2049	781,198	0.0
3,720,000 (2)(3)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.049%, 01/15/2047	3,473,591	0.1
1,982,285 (3)(4)	JPMBB Commercial Mortgage Securities Trust 2015-C28 XA, 1.095%, 10/15/2048	36,006	0.0
292,068 (2)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XCL, 0.637%, 11/15/2038	0	—
1,525,929 (2)(3)(4)	LB-UBS Commercial Mortgage Trust 2006-C7 XW, 0.637%, 11/15/2038	2	0.0
688,079 (2)	Life 2021-BMR F Mortgage Trust, 3.674%, (US0001M + 2.350)%, 03/15/2038	642,859	0.0
8,200,000	RFM 2022-WF1, 3.750%, 05/27/2027	8,200,000	0.3
2,060,000 (2)(3)	UBS-Barclays Commercial Mortgage Trust 2012-C4 D, 4.606%, 12/10/2045	1,942,596	0.1
25,874,104 (3)(4)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.182%, 12/15/2047	483,350	0.0
24,936,725 (3)(4)	Wells Fargo Commercial Mortgage Trust 2021-C59 E, 1.676%, 04/15/2054	2,380,247	0.1
696,126 (2)(3)	WFRBS Commercial Mortgage Trust 2011-C5 E, 5.703%, 11/15/2044	694,024	0.0
Principal Amount†		Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,327,411 (2)(3)(4)	WFRBS Commercial Mortgage Trust 2012-C8 XA, 1.491%, 08/15/2045	$77	0.0
9,020,000 (2)(3)	WFRBS Commercial Mortgage Trust 2013-C11 F, 4.371%, 03/15/2045	7,974,137	0.3
26,326,899 (2)(3)(4)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.221%, 03/15/2048	113,687	0.0
	Total Commercial Mortgage-Backed Securities (Cost $148,780,775)	141,622,733	5.3

Shares		Value	Percentage of Net Assets
MUTUAL FUNDS: 25.3%
	Affiliated Investment Companies: 25.3%
10,289,334	Voya Emerging Markets Corporate Debt Fund - Class P	83,137,817	3.2
15,378,418	Voya Emerging Markets Hard Currency Debt Fund - Class P	111,801,096	4.2
95,766	Voya Floating Rate Fund - Class P	798,692	0.0
20,973,744	Voya High Yield Bond Fund - Class P	139,475,398	5.3
16,344,006	Voya Investment Grade Credit Fund - Class P	151,835,814	5.7
19,797,467	Voya Securitized Credit Fund - Class P	183,522,520	6.9
	Total Mutual Funds (Cost $780,205,426)	670,571,337	25.3
	Value	Percentage of Net Assets
PURCHASED OPTIONS (10): 0.0%
Total Purchased Options (Cost $1,124,624)	564,189	0.0
Total Long-Term Investments (Cost $3,168,683,989)	2,910,036,650	109.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 4.7%
	Commercial Paper: 0.1%
1,976,000 (11)	Liberty Street Funding LLC, 1.550%, 07/01/2022 (Cost $1,975,915)	$1,975,915	0.1

	Floating Rate Notes: 0.6%
600,000 (11)	ANZ Bank, 1.660%, 08/18/2022	599,908	0.0
750,000 (11)	Bank of America N.A., 1.620%, 07/06/2022	749,997	0.1
400,000 (11)	Bank of Montreal, 1.650%, 07/25/2022	399,989	0.0
725,000 (11)	Bank of Nova Scotia, 1.650%, 07/12/2022	725,013	0.1
525,000 (11)	Bayeriche Landesbank of New York, 1.710%, 07/27/2022	525,003	0.0
625,000 (11)	Commonwealth Bank of Australia, 1.690%, 09/01/2022	624,846	0.0
375,000 (11)	Cooperatieve Rabobank U.A./New York, 1.640%, 07/11/2022	375,006	0.0
725,000 (11)	Cooperatieve Rabobank U.A./New York, 1.650%, 08/03/2022	724,960	0.0
725,000 (11)	Credit Agricole, 1.650%, 08/04/2022	725,005	0.0
725,000 (11)	Credit Industriel et Commercial, 1.640%, 07/05/2022	725,010	0.1
700,000 (11)	Credit Industriel et Commercial, 1.650%, 07/07/2022	700,012	0.0
325,000 (11)	DNB Bank ASA, 1.650%, 07/08/2022	325,006	0.0
600,000 (11)	Mizuho Bank Ltd., 1.680%, 07/25/2022	599,992	0.0
725,000 (11)	National Australia Bank Ltd., 1.640%, 08/08/2022	724,937	0.0
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Floating Rate Notes (continued)
400,000 (11)	National Australia Bank Ltd., 1.660%, 08/15/2022	$399,956	0.0
725,000 (11)	National Bank of Canada, 1.670%, 08/09/2022	724,951	0.0
725,000 (11)	Natixis SA, 1.630%, 07/11/2022	725,010	0.1
600,000 (11)	Royal Bank of Canada, 1.640%, 07/11/2022	600,009	0.0
650,000 (11)	Royal Bank of Canada, 1.660%, 08/16/2022	649,912	0.0
725,000 (11)	Skandinaviska Enskilda Banken AB, 1.650%, 07/20/2022	724,988	0.0
725,000 (11)	Societe Generale, 1.670%, 08/08/2022	725,073	0.1
650,000 (11)	Starbird Funding Corp., 1.690%, 08/23/2022	649,885	0.0
500,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/25/2022	499,993	0.0
250,000 (11)	Sumitomo Mitsui Trust Bank Ltd., 1.670%, 07/28/2022	249,996	0.0
725,000 (11)	Svenska Handelsbanken AB, 1.640%, 07/11/2022	725,010	0.0
275,000 (11)	Svenska Handelsbanken AB, 1.670%, 07/29/2022	274,991	0.0
325,000 (11)	Toronto-Dominion Bank, 1.650%, 07/25/2022	324,993	0.0
750,000 (11)	Westpac Banking Corp., 1.650%, 08/02/2022	749,964	0.1
	Total Floating Rate Notes (Cost $16,549,415)	16,549,415	0.6

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements: 2.3%
1,881,495 (11)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.45%, due 07/01/22 (Repurchase Amount $1,881,570, collateralized by various U.S. Government Securities, 2.375%, Market Value plus accrued interest $1,919,125, due 05/15/29)	$1,881,495	0.1
13,044,062 (11)	Cantor Fitzgerald Securities, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $13,044,616, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 9.000%, Market Value plus accrued interest $13,304,943, due 08/01/22-01/20/68)	13,044,062	0.5
6,893,617 (11)	Citadel Securities LLC, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $6,893,910, collateralized by various U.S. Government Securities, 0.000%-7.250%, Market Value plus accrued interest $7,031,846, due 07/21/22-05/15/52)	6,893,617	0.3
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
3,749,424 (11)	Industrial & Comm. Bank of China, Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $3,749,578, collateralized by various U.S. Government Securities, 0.000%-3.250%, Market Value plus accrued interest $3,824,413, due 12/29/22-06/30/27)	$3,749,424	0.1
4,467,681 (11)	Mirae Asset Securities USA Inc., Repurchase Agreement dated 06/30/22, 1.59%, due 07/01/22 (Repurchase Amount $4,467,876, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.550%-8.250%, Market Value plus accrued interest $4,557,236, due 08/01/22-02/20/72)	4,467,681	0.2
22,797,493 (11)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $22,798,461, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%- 6.875%, Market Value plus accrued interest $23,253,443, due 08/16/22-05/20/52)	22,797,493	0.8

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
8,080,092 (11)	State of Wisconsin Investment Board, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $8,080,435, collateralized by various U.S. Government Securities, 0.125%-3.875%, Market Value plus accrued interest $8,241,706, due 01/15/25-02/15/51)	$8,080,092	0.3
	Total Repurchase Agreements (Cost $60,913,864)	60,913,864	2.3

	Time Deposits: 0.4%
2,400,000 (11)	Barclays Bank PLC, 1.590%, 07/01/2022	2,400,000	0.1
500,000 (11)	DZ Bank AG, 1.550%, 07/01/2022	500,000	0.0
2,230,000 (11)	Landesbank Baden-Wurttemberg, 1.570%, 07/01/2022	2,230,000	0.1
1,800,000 (11)	Mizuho Bank Ltd., 1.570%, 07/01/2022	1,800,000	0.1
1,160,000 (11)	Royal Bank of Canada, 1.570%, 07/01/2022	1,160,000	0.0
1,670,000 (11)	Skandinaviska Enskilda Banken AB, 1.560%, 07/01/2022	1,670,000	0.0
2,040,000 (11)	Toronto-Dominion Bank, 1.560%, 07/01/2022	2,040,000	0.1
	Total Time Deposits (Cost $11,800,000)	11,800,000	0.4

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.3%
2,436,000 (11)(12)	BlackRock Liquidity Funds, FedFund, Institutional Class, 1.320%	2,436,000	0.1
Shares		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Mutual Funds (continued)
2,608,000 (11)(12)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.380%	$2,608,000	0.1
29,497,000 (11)(12)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380%	29,497,000	1.1
	Total Mutual Funds (Cost $34,541,000)	34,541,000	1.3
	Total Short-Term Investments (Cost $125,780,194)	125,780,194	4.7
	Total Investments in Securities (Cost $3,294,464,183)	$3,035,816,844	114.3
	Liabilities in Excess of Other Assets	(380,062,156)	(14.3)
	Net Assets	$2,655,754,688	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of June 30, 2022.

(4)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(5)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(6)
Represents or includes a TBA transaction.

(7)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

(9)
Represents a zero coupon bond. Rate shown reflects the effective yield as of June 30, 2022.

(10)
The tables within the Portfolio of Investments detail open purchased options which are non-income producing securities.

(11)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(12)
Rate shown is the 7-day yield as of June 30, 2022.

Reference Rate Abbreviations:
12MTA
12-month Treasury Average

COF 11
11th District Costs of Funds

H15T1Y
U.S. Treasury 1-Year Constant Maturity

PRIME
Federal Reserve Bank Prime Loan Rate

SOFR30A
30-day Secured Overnight Financing Rate

US0001M
1-month LIBOR

US0003M
3-month LIBOR

US0006M
6-month LIBOR

US0012M
12-month LIBOR

Investment Type Allocation as of June 30, 2022 (as a percentage of net assets)
Mutual Funds	25.3%
Corporate Bonds/Notes	24.4%
U.S. Government Agency Obligations	22.6%
Collateralized Mortgage Obligations	14.8%
U.S. Treasury Obligations	10.7%
Asset-Backed Securities	6.4%
Commercial Mortgage-Backed Securities	5.3%
Municipal Bonds	0.1%
Purchased Options	0.0%^
Liabilities in Excess of Other Assets*	(9.6)%
Net Assets	100.0%
^ Amount is less than 0.005%.
* Includes short-term investments.
Portfolio holdings are subject to change daily.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Mutual Funds	$670,571,337	$—	$—	$670,571,337
Purchased Options	—	564,189	—	564,189
Corporate Bonds/Notes	—	647,288,565	—	647,288,565
Collateralized Mortgage Obligations	—	393,000,384	—	393,000,384
Municipal Bonds	—	1,795,031	—	1,795,031
Asset-Backed Securities	—	170,378,487	—	170,378,487
U.S. Government Agency Obligations	—	599,828,992	—	599,828,992
Commercial Mortgage-Backed Securities	—	138,686,567	2,936,166	141,622,733
U.S. Treasury Obligations	—	284,986,932	—	284,986,932
Short-Term Investments	34,541,000	91,239,194	—	125,780,194
Total Investments, at fair value	$705,112,337	$2,327,768,341	$2,936,166	$3,035,816,844
Other Financial Instruments+
Centrally Cleared Swaps	—	2,076,206	—	2,076,206
Forward Foreign Currency Contracts	—	1,330,714	—	1,330,714
Futures	414,433	—	—	414,433
Total Assets	$705,526,770	$2,331,175,261	$2,936,166	$3,039,638,197
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(89,514)	$—	$(89,514)
Forward Foreign Currency Contracts	—	(325,373)	—	(325,373)
Forward Premium Swaptions	—	(696,212)	—	(696,212)
Futures	(4,960,409)	—	—	(4,960,409)
Written Options	—	(614,741)	—	(614,741)
Total Liabilities	$(4,960,409)	$(1,725,840)	$—	$(6,686,249)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

Transactions with Affiliates
An investment of at least 5% of the voting securities of an issuer, or a company which is under common control with the issuer, results in that issuer becoming an affiliated person as defined by the 1940 Act.
The following table provides transactions during the period ended June 30, 2022, where the following issuers were considered an affiliate:
Issuer	Beginning Fair Value at 12/31/2021	Purchases at Cost	Sales at Cost	Change in Unrealized Appreciation/ (Depreciation)	Ending Fair Value at 6/30/2022	Investment Income	Realized Gains/ (Losses)	Net Capital Gain Distributions
Voya Emerging Markets Corporate Debt Fund – Class P	$99,395,231	$1,994,541	$—	$(18,251,955)	$83,137,817	$1,994,542	$—	$—
Voya Emerging Markets Hard Currency Debt Fund – Class P	140,639,743	3,129,033	—	(31,967,680)	111,801,096	3,129,034	—	—
Voya Emerging Markets Local Currency Debt Fund – Class P	54,094,440	130,471	(71,225,272)	17,000,361	—	297,218	(23,301,872)	—
Voya Floating Rate Fund Class P	845,247	18,924	—	(65,479)	798,692	18,925	—	—
Voya High Yield Bond Fund – Class P	138,305,077	29,198,793	—	(28,028,472)	139,475,398	4,198,770	—	—
Voya Investment Grade Credit Fund – Class P	179,068,657	2,237,650	(158,940)	(29,311,553)	151,835,814	2,237,650	(158,940)	—
Voya Securitized Credit Fund – Class P	193,421,253	—	—	(9,898,733)	183,522,520	3,202,509	—	—
	$805,769,648	$36,709,412	$(71,384,212)	$(100,523,511)	$670,571,337	$15,078,648	$(23,460,812)	$—
The financial statements for the above mutual fund[s] can be found at www.sec.gov.
At June 30, 2022, the following forward foreign currency contracts were outstanding for Voya Intermediate Bond Portfolio:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 1,706,546	HUF 621,498,481	Barclays Bank PLC	07/29/22	$70,625
USD 614,209	TRY 11,065,391	Barclays Bank PLC	07/29/22	(38,684)
PHP 4,202,365	USD 76,473	Barclays Bank PLC	08/05/22	(224)
USD 4,626,857	THB 158,691,497	Barclays Bank PLC	08/05/22	131,856
MYR 13,034,344	USD 2,960,265	Barclays Bank PLC	08/05/22	(1,474)
USD 2,962,687	MYR 13,034,344	Barclays Bank PLC	08/05/22	3,896
THB 158,691,497	USD 4,521,383	Barclays Bank PLC	08/05/22	(26,382)
HUF 621,498,481	USD 1,623,833	BNP Paribas	07/29/22	12,087
USD 5,519,147	CNY 36,684,320	BNP Paribas	08/05/22	40,591
CNY 36,684,320	USD 5,479,993	BNP Paribas	08/05/22	(1,436)
CLP 1,551,286,349	USD 1,679,803	BNP Paribas	08/05/22	(1,837)
SGD 305,095	USD 221,646	BNP Paribas	08/05/22	(2,034)
USD 4,119,865	ZAR 63,520,811	Citibank N.A.	07/29/22	225,774
USD 3,341	ILS 11,094	Citibank N.A.	07/29/22	161
ZAR 63,520,811	USD 3,986,131	Goldman Sachs & Co.	07/29/22	(92,040)
RON 6,364,323	USD 1,353,378	Goldman Sachs & Co.	07/29/22	(9,991)
PLN 19,482,975	USD 4,365,383	Goldman Sachs & Co.	07/29/22	(33,961)
USD 1,369,598	RON 6,364,323	Goldman Sachs & Co.	07/29/22	26,211
CZK 53,820,783	USD 2,289,374	Goldman Sachs & Co.	07/29/22	(18,208)
PEN 6,295,766	USD 1,654,544	Goldman Sachs & Co.	08/05/22	(16,017)
USD 5,649,069	IDR 81,522,390,850	HSBC Bank USA N.A.	08/05/22	201,091
TRY 11,065,391	USD 655,600	JPMorgan Chase Bank N.A.	07/29/22	(2,707)
IDR 81,522,390,850	USD 5,490,463	JPMorgan Chase Bank N.A.	08/05/22	(42,484)
MXN 122,418,537	USD 6,074,387	JPMorgan Chase Bank N.A.	08/05/22	(23,286)
USD 4,525,285	PLN 19,482,975	Morgan Stanley Capital Services LLC	07/29/22	193,863
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 2,319,558	CZK 53,820,783	Morgan Stanley Capital Services LLC	07/29/22	$48,392
COP 10,683,261,693	USD 2,572,426	Morgan Stanley Capital Services LLC	08/05/22	(14,608)
USD 2,788,905	COP 10,683,261,693	Morgan Stanley Capital Services LLC	08/05/22	231,086
USD 6,196,183	MXN 122,418,537	Morgan Stanley Capital Services LLC	08/05/22	145,081
				$1,005,341

At June 30, 2022, the following futures contracts were outstanding for Voya Intermediate Bond Portfolio:
Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	339	09/21/22	$46,993,875	$(708,007)
U.S. Treasury Ultra Long Bond	525	09/21/22	81,030,469	(1,665,520)
			$128,024,344	$(2,373,527)
Short Contracts:
U.S. Treasury 10-Year Note	(413)	09/21/22	(48,953,406)	(145,106)
U.S. Treasury 2-Year Note	(345)	09/30/22	(72,455,391)	414,433
U.S. Treasury 5-Year Note	(610)	09/30/22	(68,472,500)	(1,693,310)
U.S. Treasury Ultra 10-Year Note	(282)	09/21/22	(35,919,750)	(748,466)
			$(225,801,047)	$(2,172,449)
At June 30, 2022, the following centrally cleared credit default swaps were outstanding for Voya Intermediate Bond Portfolio:
Centrally Cleared Credit Default Swaps on Credit Indices — Buy Protection(1)
Reference Entity/Obligation	Buy/Sell Protection	(Pay)/ Receive Financing Rate (%)(2)	Termination Date	Notional Amount(3)	Fair Value(4)	Unrealized Appreciation/ (Depreciation)
CDX North American High Yield Index, Series 33, Version 12	Buy	(5.000)	12/20/24	USD 27,986,640	$(292,135)	$1,904,302
					$(292,135)	$1,904,302

(1)
If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, a Portfolio will either i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
Payments made quarterly.

(3)
The maximum amount of future payments (undiscounted) that a Portfolio as seller of protection could be required to make or receive as a buyer of credit protection under a credit default swap agreement would be an amount equal to the notional amount of the agreement.

(4)
The fair values for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. Increasing fair values, in absolute terms, when compared to the notional amount of the agreement, represent a deterioration of the referenced obligation’s credit soundness and a greater likelihood or risk of default or other credit event occurring.

At June 30, 2022, the following centrally cleared interest rate swaps were outstanding for Voya Intermediate Bond Portfolio:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	1-day Secured Overnight Financing Rate	Annual	2.836%	Annual	07/14/32	USD 5,408,500	$30,004	$30,004
Pay	1-day Secured Overnight Financing Rate	Annual	2.897	Annual	07/14/32	USD 5,694,000	62,068	62,068
Pay	1-day Secured Overnight Financing Rate	Annual	2.941	Annual	07/14/32	USD 5,408,500	79,832	79,832
Receive	1-day Secured Overnight Financing Rate	Annual	2.933	Annual	07/14/32	USD 2,163,400	(30,421)	(30,421)
Receive	1-day Secured Overnight Financing Rate	Annual	2.981	Annual	07/14/32	USD 3,245,100	(59,093)	(59,093)
							$82,390	$82,390
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

At June 30, 2022, the following OTC purchased foreign currency dual digital options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
AUD/USD & USD/JPY Dual Digital	Standard Chartered Bank	08/10/22	0.6728 & 126.25	USD 538,000	$40,350	$3,892
					$40,350	$3,892
At June 30, 2022, the following OTC purchased foreign currency options were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Expiration Date	Exercise Price	Notional Amount	Cost	Fair Value
Call JPY vs. Put USD	BNP Paribas	02/27/25	107.500	USD 6,000,500	$297,625	$136,720
Call USD vs. Put AUD	Morgan Stanley Capital Services LLC	08/18/22	0.650	USD 74,544,000	530,604	319,374
Call USD vs. Put AUD	Standard Chartered Bank	08/18/22	0.640	USD 34,940,000	256,045	104,203
					$1,084,274	$560,297
At June 30, 2022, the following OTC written interest rate swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Pay/ Receive Exercise Rate	Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premiums Received	Fair Value
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 5,907,000	$62,762	$(147,738)
Call on 10-Year Interest Rate Swap(1)	Goldman Sachs International	Pay	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 17,721,000	187,178	(443,215)
Put on 10-Year Interest Rate Swap(2)	BNP Paribas	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 17,721,000	187,178	(17,841)
Put on 10-Year Interest Rate Swap(2)	Goldman Sachs International	Receive	3.070%	1-day Secured Overnight Financing Rate	07/12/22	USD 5,907,000	62,762	(5,947)
							$499,880	$(614,741)
At June 30, 2022, the following OTC forward premium swaptions were outstanding for Voya Intermediate Bond Portfolio:
Description	Counterparty	Exercise Rate(3)	Pay/ Receive Exercise Rate	Floating Rate Index	Expiration Date	Notional Amount	Premium receivable/ (payable) at expiration(4)	Unrealized Appreciation/ (Depreciation)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/14/27	USD 12,484,500	$(2,184,787)	$(100,756)
Call on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/28/27	USD 20,904,800	(3,700,150)	(190,805)
Call on 30-Year Interest Rate Swap (Purchased)	Nomura International PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	05/25/27	USD 6,658,000	(1,198,440)	(77,792)
Call on 35-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Receive	1-day Secured Overnight Financing Rate	06/03/27	USD 12,484,500	(2,187,909)	(99,337)
Put on 30-Year Interest Rate Swap (Purchased)	Barclays Bank PLC	0.000%	Pay	1-day Secured Overnight Financing Rate	05/25/27	USD 19,473,000	(3,505,140)	(227,522)
							$(12,776,426)	$(696,212)

(1)
Portfolio pays the exercise rate semi-annually and receives the floating rate index quarterly.

(2)
Portfolio receives the exercise rate semi-annually and pays the floating rate index quarterly.

(3)
Forward premium swaption exercise rates represent the premium price on each respective swaption contract. Final exercise rate will be determined at the expiration of each respective swaption contract.

(4)
Forward premium swaptions include premiums receivable/(payable) that have extended settlement dates. Premiums are not exchanged until the expiration date of each respective forward premium swaption contract.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Currency Abbreviations
CLP – Chilean Peso
COP – Colombian Peso
CNY – Chinese Yuan
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
SGD – Singapore Dollar
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of June 30, 2022 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Investments in securities at value*	$564,189
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	1,330,714
Interest rate contracts	Variation margin receivable on futures contracts**	414,433
Credit contracts	Variation margin receivable on centrally cleared swaps**	1,904,302
Interest rate contracts	Variation margin receivable on centrally cleared swaps**	171,904
Total Asset Derivatives		$4,385,542
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$325,373
Interest rate contracts	Variation margin payable on futures contracts**	4,960,409
Interest rate contracts	Variation margin payable on centrally cleared swaps**	89,514
Interest rate contracts	Unrealized depreciation on OTC forward premium swaptions	696,213
Interest rate contracts	Written options, at fair value	614,741
Total Liability Derivatives		$6,686,250

*
Includes purchased options.

**
The fair value presented above represents the cumulative unrealized appreciation (depreciation) on futures contracts and centrally cleared swaps as reported in the tables within the Portfolio of Investments. In the Statement of Assets and Liabilities, only current day's unsettled variation margin is reported in receivables or payables on futures contracts and centrally cleared swaps and the net cumulative unrealized appreciation (depreciation) is included in total distributable earnings (loss).

The effect of derivative instruments on the Portfolio's Statement of Operations for the period ended June 30, 2022 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$8,720,676	$—	$8,720,676
Equity contracts	—	—	10,236	—	(407,128)	(396,892)
Foreign exchange contracts	549,452	(306,290)	—	—	1,088,231	1,331,393
Interest rate contracts	—	—	(29,384,247)	(3,318,729)	3,068,797	(29,634,179)
Total	$549,452	$(306,290)	$(29,374,011)	$5,401,947	$3,749,900	$(19,979,002)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Intermediate Bond Portfolio	as of June 30, 2022 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Investments*	Forward foreign currency contracts	Futures	Swaps	Written options	Total
Credit contracts	$—	$—	$—	$2,115,548		$2,115,548
Equity contracts	629,190	—	—	—	(551,748)	77,442
Foreign exchange contracts	(560,435)	1,678,579	—	—	—	1,118,144
Interest rate contracts	(696,213)	—	(7,156,193)	82,390	(114,861)	(7,884,877)
Total	$(627,458)	$1,678,579	$(7,156,193)	$2,197,938	$(666,609)	$(4,573,743)

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments and net change in unrealized appreciation or depreciation on investments.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at June 30, 2022:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Goldman Sachs & Co.	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Nomura International PLC	Standard Chartered Bank	Totals
Assets:
Purchased options	$—	$136,720	$—	$—	$—	$—	$319,374	$—	$108,095	$564,189
Forward foreign currency contracts	206,377	52,678	225,935	26,211	201,091	—	618,422	—	—	1,330,714
Total Assets	$206,377	$189,398	$225,935	$26,211	$201,091	$—	$937,796	$—	$108,095	$1,894,903
Liabilities:
Forward foreign currency contracts	$66,764	$5,307	$—	$170,217	$—	$68,477	$14,608	$—	$—	$325,373
Forward premium swaptions	618,421	—	—	—	—	—	—	77,792	—	696,213
Written options	—	461,056	—	153,685	—	—	—	—	—	614,741
Total Liabilities	$685,185	$466,363	$—	$323,902	$—	$68,477	$14,608	$77,792	$—	$1,636,327
Net OTC derivative instruments by counterparty, at fair value	$(478,808)	$(276,965)	$225,935	$(297,691)	$201,091	$(68,477)	$923,188	$(77,792)	$108,095	$258,576
Total collateral pledged by the Portfolio/(Received from counterparty)	$478,808	$—	$(225,935)	$170,000	$—	$—	$(910,000)	$—	$—	$(487,127)
Net Exposure(1)(2)	$—	$(276,965)	$—	$(127,691)	$201,091	$(68,477)	$13,188	$(77,792)	$108,095	$(228,551)

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Portfolio. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

(2)
At June 30, 2022, the Portfolio had pledged $530,000 in cash collateral to Barclays Bank PLC. In addition, the Portfolio had received $200,000 and $460,000 in cash collateral from BNP Paribas and Citibank N.A., respectively. Excess cash collateral is not shown for financial reporting purposes.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $3,299,867,386.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$10,517,518
Gross Unrealized Depreciation	(279,629,393)
Net Unrealized Depreciation	$(269,111,875)
See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited)

Shares		Value	Percentage of Net Assets
COMMON STOCK: 99.1%
	Communication Services: 3.7%
143,736 (1)	Cargurus, Inc.	$3,088,887	1.0
90,479 (1)	Imax Corp.	1,528,190	0.5
247,220 (1)	Playtika Holding Corp.	3,273,193	1.0
82,407 (1)	Yelp, Inc.	2,288,442	0.7
23,769 (1)	Ziff Davis, Inc.	1,771,504	0.5
		11,950,216	3.7
	Consumer Discretionary: 6.4%
21,303	Acushnet Holdings Corp.	887,909	0.3
169,859	International Game Technology PLC	3,152,583	1.0
183,874 (1)	Lindblad Expeditions Holdings, Inc.	1,489,379	0.4
216,052 (1)	Modine Manufacturing Co.	2,275,028	0.7
81,398 (1)	Sonos, Inc.	1,468,420	0.4
87,676	Steven Madden Ltd.	2,824,044	0.9
82,967 (1)	Taylor Morrison Home Corp.	1,938,109	0.6
244,193 (1)	Tri Pointe Homes, Inc.	4,119,536	1.3
126,918	Wolverine World Wide, Inc.	2,558,667	0.8
		20,713,675	6.4
	Energy: 1.7%
88,240	Murphy Oil Corp.	2,663,966	0.8
140,833	World Fuel Services Corp.	2,881,443	0.9
		5,545,409	1.7
	Financials: 16.2%
26,011	Argo Group International Holdings Ltd.	958,765	0.3
176,138	Associated Banc-Corp.	3,216,280	1.0
27,357	Atlantic Union Bankshares Corp.	927,949	0.3
127,478	BankUnited, Inc.	4,534,392	1.4
35,542	Berkshire Hills Bancorp, Inc.	880,375	0.3
20,406	Capstar Financial Holdings, Inc.	400,366	0.1
28,590	Cathay General Bancorp.	1,119,299	0.3
28,366	Community Bank System, Inc.	1,795,001	0.5
98,103	ConnectOne Bancorp, Inc.	2,398,618	0.7
88,573	Eastern Bankshares, Inc.	1,635,058	0.5
72,316 (2)	Ellington Financial, Inc.	1,060,876	0.3
57,180	Essent Group Ltd.	2,224,302	0.7
56,620	Federated Hermes, Inc.	1,799,950	0.5
13,342 (2)	HCI Group, Inc.	904,054	0.3
121,760	Home Bancshares, Inc./ Conway AR	2,528,955	0.8
25,115	International Bancshares Corp.	1,006,609	0.3
50,229 (2)	KKR Real Estate Finance Trust, Inc.	876,496	0.3
78,371	MFA Financial, Inc.	842,488	0.3
70,410 (1)	NMI Holdings, Inc.	1,172,327	0.4
26,130	OFG Bancorp	663,702	0.2
45,408	Origin Bancorp, Inc.	1,761,830	0.5
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Financials (continued)
120,863	Pacific Premier Bancorp, Inc.	$3,534,034	1.1
23,545 (1)	Palomar Holdings, Inc.	1,516,298	0.5
128,504	Provident Financial Services, Inc.	2,860,499	0.9
106,494	Radian Group, Inc.	2,092,607	0.6
277,941	Redwood Trust, Inc.	2,142,925	0.7
96,085	Simmons First National Corp.	2,042,767	0.6
16,481 (1)	Third Coast Bancshares, Inc.	360,934	0.1
58,189	United Community Banks, Inc./GA	1,756,726	0.5
259,778	Valley National Bancorp	2,704,289	0.8
6,727	Virtus Investment Partners, Inc.	1,150,452	0.4
		52,869,223	16.2
	Health Care: 17.4%
69,705 (1)	Acadia Pharmaceuticals, Inc.	982,143	0.3
22,536 (1)	Addus HomeCare Corp.	1,876,798	0.6
157,188 (1)	Allscripts Healthcare Solutions, Inc.	2,331,098	0.7
125,201 (1)	Amicus Therapeutics, Inc.	1,344,659	0.4
53,256 (1)	Arrowhead Pharmaceuticals, Inc.	1,875,144	0.6
22,084 (1)	AtriCure, Inc.	902,352	0.3
291,844 (1)	BioCryst Pharmaceuticals, Inc.	3,087,709	0.9
74,334 (1)	Castle Biosciences, Inc.	1,631,631	0.5
724,395 (1)	Cerus Corp.	3,832,050	1.2
133,645 (1)	Coherus Biosciences, Inc.	967,590	0.3
73,662 (1)	Corcept Therapeutics, Inc.	1,751,682	0.5
33,972 (1)	Cross Country Healthcare, Inc.	707,637	0.2
67,519 (1)	Denali Therapeutics, Inc.	1,987,084	0.6
9,251	Ensign Group, Inc.	679,671	0.2
33,941 (1)	Global Blood Therapeutics, Inc.	1,084,415	0.3
14,219 (1)	Haemonetics Corp.	926,794	0.3
62,477 (1)	Health Catalyst, Inc.	905,292	0.3
31,258 (1)	HealthEquity, Inc.	1,918,929	0.6
13,146 (1)	Inari Medical, Inc.	893,797	0.3
12,669 (1)	Integer Holdings Corp.	895,192	0.3
324,694 (1)(2)	MannKind Corp.	1,237,084	0.4
39,802 (1)	Medpace Holdings, Inc.	5,957,165	1.8
38,793 (1)	Merit Medical Systems, Inc.	2,105,296	0.6
10,427 (1)	ModivCare, Inc.	881,081	0.3
62,225 (1)	Neogen Corp.	1,499,000	0.4
13,738 (1)	NuVasive, Inc.	675,360	0.2
145,956 (1)	Phreesia, Inc.	3,650,360	1.1
18,728	Premier, Inc.	668,215	0.2
31,154 (1)	PTC Therapeutics, Inc.	1,248,029	0.4
161,787	Select Medical Holdings Corp.	3,821,409	1.2
16,594 (1)	Staar Surgical Co.	1,177,012	0.4
38,681 (1)	Travere Therapeutics, Inc.	937,241	0.3

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Health Care (continued)
122,433 (1)	Veracyte, Inc.	$2,436,417	0.7
		56,875,336	17.4
	Industrials: 15.2%
27,918	AAON, Inc.	1,528,790	0.5
86,331	ABM Industries, Inc.	3,748,492	1.1
29,935 (1)	Air Transport Services Group, Inc.	860,033	0.3
16,369	Alamo Group, Inc.	1,905,843	0.6
49,220	Altra Industrial Motion Corp.	1,735,005	0.5
35,429	Barnes Group, Inc.	1,103,259	0.3
32,402	Brady Corp.	1,530,670	0.5
35,549	Curtiss-Wright Corp.	4,694,601	1.4
38,120	Federal Signal Corp.	1,357,072	0.4
28,030	Franklin Electric Co., Inc.	2,053,478	0.6
121,088	Hillenbrand, Inc.	4,959,764	1.5
9,082	ICF International, Inc.	862,790	0.3
9,082	Insperity, Inc.	906,656	0.3
62,786 (1)	JELD-WEN Holding, Inc.	916,048	0.3
7,736	John Bean Technologies Corp.	854,209	0.3
104,382	Kennametal, Inc.	2,424,794	0.7
137,121	Mueller Water Products, Inc.	1,608,429	0.5
68,056 (1)	Resideo Technologies, Inc.	1,321,647	0.4
127,815	Shyft Group, Inc./The	2,376,081	0.7
18,387	Simpson Manufacturing Co., Inc.	1,849,916	0.6
21,751 (1)	SPX Corp.	1,149,323	0.3
89,695	Terex Corp.	2,454,952	0.8
103,934 (1)	TPI Composites, Inc.	1,299,175	0.4
152,368 (1)	Upwork, Inc.	3,150,970	1.0
15,584	Watts Water Technologies, Inc.	1,914,339	0.6
22,406	Werner Enterprises, Inc.	863,527	0.3
		49,429,863	15.2
	Information Technology: 20.0%
209,661 (1)	ACI Worldwide, Inc.	5,428,123	1.7
29,823 (1)	Altair Engineering, Inc.	1,565,707	0.5
16,594 (1)	Appfolio, Inc.	1,504,080	0.5
68,728 (1)	Avid Technology, Inc.	1,783,492	0.5
16,930	Badger Meter, Inc.	1,369,468	0.4
39,017 (1)	Blackbaud, Inc.	2,265,717	0.7
187,647 (1)	Box, Inc.	4,717,446	1.4
73,101 (1)	Cohu, Inc.	2,028,553	0.6
50,229 (1)	Commvault Systems, Inc.	3,159,404	1.0
36,326	CSG Systems International, Inc.	2,167,936	0.7
50,677 (1)	Domo, Inc.	1,408,821	0.4
58,974	EVERTEC, Inc.	2,174,961	0.7
55,498 (1)	Formfactor, Inc.	2,149,438	0.7
226,367 (1)	Harmonic, Inc.	1,962,602	0.6
159,320 (1)	Knowles Corp.	2,761,016	0.8
392,413 (1)	Momentive Global, Inc.	3,453,234	1.0
223,676 (1)	Nutanix, Inc.	3,272,380	1.0
Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Information Technology (continued)
20,181 (1)	Onto Innovation, Inc.	$1,407,423	0.4
119,518 (1)	Repay Holdings Corp.	1,535,806	0.5
47,650 (1)	Semtech Corp.	2,619,320	0.8
319,649 (1)	Sumo Logic, Inc.	2,394,171	0.7
140,036 (1)(2)	SunPower Corp.	2,213,969	0.7
30,384 (1)	Tenable Holdings, Inc.	1,379,737	0.4
101,467 (1)	Varonis Systems, Inc.	2,975,012	0.9
56,508 (1)	Verra Mobility Corp.	887,741	0.3
196,543 (1)	Viavi Solutions, Inc.	2,600,264	0.8
318,191 (1)	Yext, Inc.	1,520,953	0.5
286,686 (1)	Zuora, Inc.	2,565,840	0.8
		65,272,614	20.0
	Materials: 5.4%
54,153	Avient Corp.	2,170,452	0.7
10,651	Balchem Corp.	1,381,861	0.4
18,994	Commercial Metals Co.	628,701	0.2
184,546	Glatfelter Corp.	1,269,676	0.4
36,550 (1)	Ingevity Corp.	2,307,767	0.7
7,435	Innospec, Inc.	712,199	0.2
38,905	Minerals Technologies, Inc.	2,386,433	0.7
65,141	Sensient Technologies Corp.	5,247,759	1.6
34,532 (1)	Summit Materials, Inc.	804,250	0.2
19,621	Worthington Industries, Inc.	865,286	0.3
		17,774,384	5.4
	Real Estate: 9.9%
32,402	American Assets Trust, Inc.	962,339	0.3
143,399 (1)	Apartment Investment and Management Co.	917,754	0.3
60,544	Broadstone Net Lease, Inc.	1,241,757	0.4
52,696	CareTrust REIT, Inc.	971,714	0.3
192,282 (1)	Cushman & Wakefield PLC	2,930,378	0.9
703,653 (1)	DigitalBridge Group, Inc.	3,433,827	1.0
46,641	Easterly Government Properties, Inc.	888,045	0.3
76,577	Essential Properties Realty Trust, Inc.	1,645,640	0.5
37,614	Farmland Partners, Inc.	519,073	0.2
43,278 (2)	Gladstone Land Corp.	959,041	0.3
73,549	Industrial Logistics Properties Trust	1,035,570	0.3
40,587	Innovative Industrial Properties, Inc.	4,459,294	1.4
15,276	PotlatchDeltic Corp.	675,046	0.2
154,218	Sabra Healthcare REIT, Inc.	2,154,425	0.7
332,752	Service Properties Trust	1,740,293	0.5
159,992	STAG Industrial, Inc.	4,940,553	1.5
49,444	Terreno Realty Corp.	2,755,514	0.8
		32,230,263	9.9
	Utilities: 3.2%
30,135	ALLETE, Inc.	1,771,335	0.5
34,428	Avista Corp.	1,497,962	0.5
9,737	Black Hills Corp.	708,562	0.2

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited) (continued)

Shares		Value	Percentage of Net Assets
COMMON STOCK: (continued)
	Utilities (continued)
37,784	California Water Service Group	$2,098,901	0.7
23,979	NorthWestern Corp.	1,413,082	0.4
59,244	Portland General Electric Co.	2,863,263	0.9
		10,353,105	3.2
	Total Common Stock (Cost $353,381,918)	323,014,088	99.1
EXCHANGE-TRADED FUNDS: 0.5%
9,621	iShares Russell 2000 ETF	1,629,413	0.5
	Total Exchange-Traded Funds (Cost $1,793,424)	1,629,413	0.5
	Total Long-Term Investments (Cost $355,175,342)	324,643,501	99.6

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 2.0%
	Repurchase Agreements: 1.6%
1,221,630 (3)	Bank of America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government Agency Obligations, 1.000%-8.500%, Market Value plus accrued interest $1,246,063, due 01/20/24-06/20/52)	1,221,630	0.4
361,897 (3)	Citigroup, Inc., Repurchase Agreement dated 06/30/22, 1.50%, due 07/01/22 (Repurchase Amount $361,912, collateralized by various U.S. Government Securities, 1.875%-3.250%, Market Value plus accrued interest $369,135, due 06/30/24-05/15/52)	361,897	0.1
1,221,630 (3)	Daiwa Capital Markets, Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,246,063, due 07/31/22-07/01/52)	1,221,630	0.4
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,221,630 (3)	MUFG Securities America Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government Agency Obligations, 3.000%-5.000%, Market Value plus accrued interest $1,246,063, due 11/01/26-07/01/52)	$1,221,630	0.4
1,221,630 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 06/30/22, 1.55%, due 07/01/22 (Repurchase Amount $1,221,682, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.875%, Market Value plus accrued interest $1,246,063, due 08/16/22-05/20/52)	1,221,630	0.3
	Total Repurchase Agreements (Cost $5,248,417)	5,248,417	1.6

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.4%
1,363,000 (4)	Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 1.380% (Cost $1,363,000)	1,363,000	0.4
	Total Short-Term Investments
	(Cost $6,611,417)	6,611,417	2.0
	Total Investments in Securities (Cost $361,786,759)	$331,254,918	101.6
	Liabilities in Excess of Other Assets	(5,098,612)	(1.6)
	Net Assets	$326,156,306	100.0

†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Non-income producing security.

(2)
Security, or a portion of the security, is on loan.

(3)
All or a portion of the security represents securities purchased with cash collateral received for securities on loan.

(4)
Rate shown is the 7-day yield as of June 30, 2022.

See Accompanying Notes to Financial Statements

PORTFOLIO OF INVESTMENTS
Voya Small Company Portfolio	as of June 30, 2022 (Unaudited) (continued)

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of June 30, 2022 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at June 30, 2022
Asset Table
Investments, at fair value
Common Stock*	$323,014,088	$—	$—	$323,014,088
Exchange-Traded Funds	1,629,413	—	—	1,629,413
Short-Term Investments	1,363,000	5,248,417	—	6,611,417
Total Investments, at fair value	$326,006,501	$5,248,417	$—	$331,254,918

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

*
For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At June 30, 2022, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:
Cost for federal income tax purposes was $363,723,546.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$6,748,205
Gross Unrealized Depreciation	(39,216,942)
Net Unrealized Depreciation	$(32,468,737)
See Accompanying Notes to Financial Statements

ADVISORY AND SUB-ADVISORY CONTRACT APPROVAL DISCUSSION (Unaudited)

BOARD CONSIDERATION AND APPROVAL OF NEW SUB-SUB-ADVISORY CONTRACT
Section 15(c) of the Investment Company Act of 1940, as amended (the “1940 Act”), provides that an investment company such as Voya Variable Portfolios, Inc. (“VVPI”), on behalf of Voya Small Company Portfolio (the “Portfolio”), a series of VVPI, can enter into a new sub-sub-advisory agreement, only if the Board of Directors of VVPI (the “Board”), including a majority of the Board members who have no direct or indirect interest in the sub-advisory agreement, and who are not “interested persons” of the Portfolio, as such term is defined under the 1940 Act (the “Independent Directors”), determine to approve the new arrangement. Thus, at its meeting held on May 25, 2022 (the “May 25 Meeting”), the Board, including a majority of the Independent Directors, considered a proposal by management that the Board approve a sub-sub-advisory agreement between Voya Investment Management Co. LLC (“VIM”) and Voya UK Limited (“Voya UK”) (the “Sub-Sub-Advisory Agreement”) under which Voya UK would serve as the sub-sub-adviser to the Portfolio. The Portfolio has been sub-advised by VIM since January 4, 1994.
In determining whether to initially approve the Sub-Sub-Advisory Agreement with respect to the Portfolio, the Board received and evaluated such information as it deemed necessary for an informed determination of whether to approve the Sub-Sub-Advisory Agreement. The materials provided included the following: (1) memoranda and related materials provided to the Board in advance of the May 25 Meeting discussing: (a) VIM’s rationale for requesting that Voya UK be added as a sub-sub-adviser to the Portfolio, and (b) Voya UK’s investment philosophy and how it supports VIM’s overall investment process for the Portfolio; (2) VIM’s responses to inquiries from counsel to the Independent Directors; (3) supporting documentation, including a copy of the proposed Sub-Sub-Advisory Agreement; and (4) other information relevant to the Board’s evaluation. The Board also considered that the Portfolio would not experience any increase in aggregate fees paid for services under the Sub-Sub-Advisory Agreement.
In reviewing the proposed Sub-Sub-Advisory Agreement, the Board considered a number of factors, including, but not limited to: (1) the information that had been provided by Voya UK in advance of the May 25 Meeting; (2) presentations made to the Board or a committee of the Board by Voya UK’s Equity Machine Intelligence portfolio management team with respect to their investing philosophy and process; (3) the nature, extent and quality of the services to be provided by Voya UK under the Sub-Sub-Advisory Agreement; (4) the personnel, operations, financial condition, and investment management capabilities, methodologies and resources of VIM and Voya UK’s fit as a sub-sub-adviser to the Portfolio; (5) the potential fall-out benefits to their respective affiliates from their relationship with the Portfolio; and (6) the appropriateness of the selection of Voya UK in light of the Portfolio’s investment objective and investor base.
After its deliberation, the Board determined to appoint Voya UK as a sub-sub-adviser to the Portfolio under the Sub-Sub-Advisory Agreement and that the nature, extent and quality of the services to be provided by Voya UK under the Sub-Sub-Advisory Agreement were reasonable. Based on these conclusions and other factors, the Board voted to approve the Sub-Sub-Advisory Agreement for the Portfolio. During their deliberations, different Board members may have given different weight to different individual factors and related conclusions.

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

Before investing, carefully consider the investment objectives, risks, charges and expenses of the variable annuity contract or variable life insurance policy and the underlying variable investment options. This and other information is contained in the prospectus for the variable annuity contract or variable life insurance policy and the underlying variable investment options. Obtain these prospectuses from your agent/registered representative and read them carefully before investing.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
VPSAR-CAPAPALL (0622-082222)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(3)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Balanced Portfolio, Inc.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: September 1, 2022

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: September 1, 2022